Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.9% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/22	508,701,543	522,890,944
0.13%, 07/15/22	495,508,330	515,308,789
0.13%, 01/15/23	602,350,217	631,820,490
0.63%, 04/15/23	505,631,956	537,882,522
0.38%, 07/15/23	589,008,019	630,539,528
0.63%, 01/15/24	567,118,546	615,218,581
0.50%, 04/15/24	317,398,948	344,268,210
0.13%, 07/15/24	519,848,299	562,468,649
0.13%, 10/15/24	435,556,717	471,564,640
0.25%, 01/15/25	532,697,308	579,092,628
2.38%, 01/15/25	332,095,652	389,270,037
0.13%, 04/15/25	363,944,671	394,255,188
0.38%, 07/15/25	511,740,234	564,091,895
0.13%, 10/15/25	434,376,264	473,512,861
0.63%, 01/15/26	440,416,856	490,153,127
2.00%, 01/15/26	236,452,415	279,570,405
0.13%, 07/15/26	417,934,792	457,118,168
0.38%, 01/15/27	419,825,105	463,468,935
2.38%, 01/15/27	194,227,803	238,089,168
0.38%, 07/15/27	430,529,879	477,987,885
0.50%, 01/15/28	453,277,642	505,232,003
1.75%, 01/15/28	190,505,620	229,358,458
3.63%, 04/15/28	185,017,737	249,326,430
0.75%, 07/15/28	394,396,130	450,081,779
0.88%, 01/15/29	328,372,159	376,911,081
2.50%, 01/15/29	174,825,478	223,918,416
3.88%, 04/15/29	226,012,727	317,627,126
0.25%, 07/15/29	395,312,251	435,564,794
0.13%, 01/15/30	453,514,581	491,253,262
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 07/15/30	493,918,530	536,649,210
0.13%, 01/15/31	374,812,839	404,093,971
3.38%, 04/15/32	78,261,274	114,166,947
2.13%, 02/15/40	101,641,040	146,253,073
2.13%, 02/15/41	144,707,286	210,073,444
0.75%, 02/15/42	247,023,084	286,573,537
0.63%, 02/15/43	184,436,826	209,040,337
1.38%, 02/15/44	255,410,366	334,640,661
0.75%, 02/15/45	280,647,726	326,043,487
1.00%, 02/15/46	147,155,672	180,914,389
0.88%, 02/15/47	179,289,980	216,586,948
1.00%, 02/15/48	141,507,401	176,602,166
1.00%, 02/15/49	133,705,269	168,017,793
0.25%, 02/15/50	184,518,787	193,650,763
0.13%, 02/15/51	115,206,390	116,599,891
Total Treasuries
(Cost $15,889,170,104)		16,537,752,616
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	1,021,746	1,021,746
Total Other Investment Company
(Cost $1,021,746)		1,021,746
(a)	The rate shown is the 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$16,537,752,616	$—	$16,537,752,616
Other Investment Company[1]	1,021,746	—	—	1,021,746
Total	$1,021,746	$16,537,752,616	$—	$16,538,774,362
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
Bonds
7.25%, 08/15/22	9,782,000	10,741,477
7.63%, 11/15/22	5,997,000	6,726,479
7.13%, 02/15/23	12,025,000	13,596,940
6.25%, 08/15/23	17,200,000	19,666,453
Notes
2.25%, 04/15/22	84,269,000	86,168,344
0.13%, 04/30/22	83,262,000	83,304,281
1.88%, 04/30/22	79,874,000	81,416,879
1.75%, 05/15/22	65,227,000	66,435,993
2.13%, 05/15/22	80,432,000	82,266,855
0.13%, 05/31/22	90,563,000	90,600,145
1.75%, 05/31/22	75,704,000	77,161,893
1.88%, 05/31/22	70,901,000	72,373,027
1.75%, 06/15/22	85,536,000	87,238,367
0.13%, 06/30/22	68,137,000	68,155,631
1.75%, 06/30/22	75,363,000	76,912,946
2.13%, 06/30/22	66,944,000	68,633,290
1.75%, 07/15/22	81,802,000	83,537,097
0.13%, 07/31/22	78,587,000	78,602,349
1.88%, 07/31/22	86,772,000	88,819,277
2.00%, 07/31/22	98,725,000	101,218,192
1.50%, 08/15/22	89,309,000	91,014,941
1.63%, 08/15/22	28,560,000	29,152,955
0.13%, 08/31/22	71,918,000	71,925,023
1.63%, 08/31/22	79,081,000	80,766,105
1.88%, 08/31/22	133,383,000	136,699,339
1.50%, 09/15/22	69,765,000	71,164,388
0.13%, 09/30/22	75,515,000	75,516,475
1.75%, 09/30/22	70,375,000	72,089,016
1.88%, 09/30/22	89,073,000	91,412,906
1.38%, 10/15/22	76,225,000	77,683,994
0.13%, 10/31/22	82,691,000	82,687,770
1.88%, 10/31/22	59,346,000	60,981,492
2.00%, 10/31/22	74,057,000	76,242,549
1.63%, 11/15/22	140,308,000	143,695,123
0.13%, 11/30/22	88,706,000	88,690,407
2.00%, 11/30/22	127,459,000	131,409,731
1.63%, 12/15/22	78,154,000	80,133,799
0.13%, 12/31/22	74,729,000	74,701,269
2.13%, 12/31/22	124,352,000	128,646,030
1.50%, 01/15/23	71,129,000	72,847,488
0.13%, 01/31/23	96,861,000	96,817,488
1.75%, 01/31/23	66,001,000	67,930,756
2.38%, 01/31/23	71,982,000	74,913,298
1.38%, 02/15/23	60,730,000	62,121,334
2.00%, 02/15/23	116,225,000	120,233,855
0.13%, 02/28/23	149,346,000	149,258,492
1.50%, 02/28/23	45,606,000	46,772,872
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 02/28/23	55,796,000	58,421,245
0.50%, 03/15/23	91,907,000	92,511,935
0.13%, 03/31/23	147,000,000	146,905,254
1.50%, 03/31/23	65,040,000	66,772,707
2.50%, 03/31/23	75,846,000	79,393,874
0.25%, 04/15/23	94,356,000	94,507,117
1.63%, 04/30/23	68,637,000	70,698,791
2.75%, 04/30/23	59,736,000	62,921,142
0.13%, 05/15/23	102,307,000	102,187,109
1.75%, 05/15/23	113,262,000	117,018,228
1.63%, 05/31/23	54,632,000	56,322,177
2.75%, 05/31/23	63,019,000	66,507,200
0.25%, 06/15/23	104,398,000	104,532,575
1.38%, 06/30/23	63,917,000	65,607,305
2.63%, 06/30/23	62,739,000	66,167,588
0.13%, 07/15/23	67,408,000	67,286,877
1.25%, 07/31/23	65,315,000	66,901,951
2.75%, 07/31/23	59,983,000	63,528,089
0.13%, 08/15/23	111,436,000	111,192,234
2.50%, 08/15/23	106,402,000	112,183,453
1.38%, 08/31/23	61,273,000	62,991,516
2.75%, 08/31/23	50,638,000	53,721,775
0.13%, 09/15/23	107,376,000	107,094,977
1.38%, 09/30/23	65,534,000	67,410,423
2.88%, 09/30/23	54,832,000	58,436,776
0.13%, 10/15/23	134,052,000	133,633,087
1.63%, 10/31/23	59,699,000	61,816,449
2.88%, 10/31/23	58,407,000	62,342,628
0.25%, 11/15/23	123,501,000	123,452,758
2.75%, 11/15/23	140,856,000	150,039,151
2.13%, 11/30/23	48,708,000	51,118,666
2.88%, 11/30/23	42,657,000	45,606,332
0.13%, 12/15/23	121,234,000	120,713,073
2.25%, 12/31/23	50,892,000	53,619,493
2.63%, 12/31/23	81,683,000	86,906,245
0.13%, 01/15/24	147,584,000	146,834,551
2.25%, 01/31/24	64,948,000	68,507,455
2.50%, 01/31/24	73,942,000	78,505,608
0.13%, 02/15/24	144,619,000	143,845,063
2.75%, 02/15/24	109,604,000	117,246,310
2.13%, 02/29/24	53,334,000	56,109,035
2.38%, 02/29/24	51,847,000	54,919,340
0.25%, 03/15/24	142,000,000	141,628,359
2.13%, 03/31/24	134,000,000	141,082,109
Total Treasuries
(Cost $7,520,345,612)		7,558,232,840

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	7,125,969	7,125,969
Total Other Investment Company
(Cost $7,125,969)		7,125,969
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$7,558,232,840	$—	$7,558,232,840
Other Investment Company[1]	7,125,969	—	—	7,125,969
Total	$7,125,969	$7,558,232,840	$—	$7,565,358,809
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.6% of net assets
Bonds
7.50%, 11/15/24	7,396,000	9,262,045
7.63%, 02/15/25	2,814,000	3,574,220
6.88%, 08/15/25	3,305,000	4,176,565
6.00%, 02/15/26	6,193,000	7,705,689
6.75%, 08/15/26	3,340,000	4,343,827
6.50%, 11/15/26	4,143,000	5,372,306
6.63%, 02/15/27	2,793,000	3,670,722
6.38%, 08/15/27	3,497,000	4,604,156
6.13%, 11/15/27	9,823,000	12,852,014
5.50%, 08/15/28	4,656,000	5,988,053
5.25%, 11/15/28	7,090,000	9,038,642
5.25%, 02/15/29	5,066,000	6,486,459
6.13%, 08/15/29	3,780,000	5,153,794
6.25%, 05/15/30	6,660,000	9,297,984
5.38%, 02/15/31	7,370,000	9,860,254
Notes
2.50%, 05/15/24	54,950,000	58,590,437
2.00%, 05/31/24	39,174,000	41,146,472
1.75%, 06/30/24	42,273,000	44,084,464
2.00%, 06/30/24	30,400,000	31,946,125
1.75%, 07/31/24	34,889,000	36,400,402
2.13%, 07/31/24	30,856,000	32,573,570
2.38%, 08/15/24	61,586,000	65,553,004
1.25%, 08/31/24	28,320,000	29,061,188
1.88%, 08/31/24	28,459,000	29,813,026
1.50%, 09/30/24	33,249,000	34,404,922
2.13%, 09/30/24	25,450,000	26,889,516
1.50%, 10/31/24	30,582,000	31,632,062
2.25%, 10/31/24	23,670,000	25,117,938
2.25%, 11/15/24	51,859,000	55,049,544
1.50%, 11/30/24	34,870,000	36,059,121
2.13%, 11/30/24	22,100,000	23,364,707
1.75%, 12/31/24	26,628,000	27,781,533
2.25%, 12/31/24	19,234,000	20,438,379
1.38%, 01/31/25	31,356,000	32,267,284
2.50%, 01/31/25	21,591,000	23,158,034
2.00%, 02/15/25	54,211,000	57,112,136
1.13%, 02/28/25	32,790,000	33,408,655
2.75%, 02/28/25	22,693,000	24,564,286
0.50%, 03/31/25	35,594,000	35,371,538
2.63%, 03/31/25	21,665,000	23,360,117
0.38%, 04/30/25	42,507,000	41,982,304
2.88%, 04/30/25	23,628,000	25,731,446
2.13%, 05/15/25	51,610,000	54,640,072
0.25%, 05/31/25	21,239,000	20,834,132
2.88%, 05/31/25	23,928,000	26,069,369
0.25%, 06/30/25	34,174,000	33,483,845
2.75%, 06/30/25	22,608,000	24,531,446
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 07/31/25	39,985,000	39,115,014
2.88%, 07/31/25	24,582,000	26,815,505
2.00%, 08/15/25	50,912,000	53,656,475
0.25%, 08/31/25	46,782,000	45,696,512
2.75%, 08/31/25	14,453,000	15,699,571
0.25%, 09/30/25	40,813,000	39,813,400
3.00%, 09/30/25	23,727,000	26,051,505
0.25%, 10/31/25	38,406,000	37,399,343
3.00%, 10/31/25	24,056,000	26,427,771
2.25%, 11/15/25	54,479,000	58,024,391
0.38%, 11/30/25	43,818,000	42,862,905
2.88%, 11/30/25	24,686,000	26,992,598
0.38%, 12/31/25	51,145,000	49,950,285
2.63%, 12/31/25	21,107,000	22,841,732
0.38%, 01/31/26	54,214,000	52,867,121
2.63%, 01/31/26	21,200,000	22,952,313
1.63%, 02/15/26	47,501,000	49,130,136
0.50%, 02/28/26	48,079,000	47,136,201
2.50%, 02/28/26	18,450,000	19,871,227
0.75%, 03/31/26	52,500,000	52,038,574
2.25%, 03/31/26	24,122,000	25,682,392
2.38%, 04/30/26	19,627,000	21,020,057
1.63%, 05/15/26	49,238,000	50,861,315
2.13%, 05/31/26	22,861,000	24,190,689
1.88%, 06/30/26	19,892,000	20,790,248
1.88%, 07/31/26	21,622,000	22,587,389
1.50%, 08/15/26	50,023,000	51,240,357
1.38%, 08/31/26	20,090,000	20,443,145
1.63%, 09/30/26	16,552,000	17,049,207
1.63%, 10/31/26	22,429,000	23,079,967
2.00%, 11/15/26	48,653,000	51,057,142
1.63%, 11/30/26	24,187,000	24,876,708
1.75%, 12/31/26	23,165,000	23,975,775
1.50%, 01/31/27	22,926,000	23,380,938
2.25%, 02/15/27	42,778,000	45,443,270
1.13%, 02/28/27	14,947,000	14,908,465
0.63%, 03/31/27	23,538,000	22,762,901
0.50%, 04/30/27	28,065,000	26,886,489
2.38%, 05/15/27	52,012,000	55,595,952
0.50%, 05/31/27	34,059,000	32,562,267
0.50%, 06/30/27	34,187,000	32,633,895
0.38%, 07/31/27	39,469,000	37,290,496
2.25%, 08/15/27	50,367,000	53,389,020
0.50%, 08/31/27	39,411,000	37,469,700
0.38%, 09/30/27	42,998,000	40,470,188
0.50%, 10/31/27	43,313,000	41,028,916
2.25%, 11/15/27	49,388,000	52,289,545
0.63%, 11/30/27	46,677,000	44,518,189
0.63%, 12/31/27	52,529,000	50,021,561
0.75%, 01/31/28	53,990,000	51,771,348
2.75%, 02/15/28	56,273,000	61,381,533

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 02/29/28	52,405,000	51,492,007
1.25%, 03/31/28	55,000,000	54,428,516
2.88%, 05/15/28	55,683,000	61,216,498
2.88%, 08/15/28	52,409,000	57,649,900
3.13%, 11/15/28	58,089,000	64,968,916
2.63%, 02/15/29	51,417,000	55,634,801
2.38%, 05/15/29	40,752,000	43,318,102
1.63%, 08/15/29	41,100,000	41,260,547
1.75%, 11/15/29	29,986,000	30,353,797
1.50%, 02/15/30	51,704,000	51,085,976
0.63%, 05/15/30	72,216,000	65,744,770
0.63%, 08/15/30	95,775,000	86,818,541
0.88%, 11/15/30	107,237,000	99,202,603
1.13%, 02/15/31	71,750,000	67,798,145
Total Treasuries
(Cost $3,891,579,855)		3,894,782,566
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	2,235,008	2,235,008
Total Other Investment Company
(Cost $2,235,008)		2,235,008
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$3,894,782,566	$—	$3,894,782,566
Other Investment Company[1]	2,235,008	—	—	2,235,008
Total	$2,235,008	$3,894,782,566	$—	$3,897,017,574
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
4.50%, 02/15/36	368,400	487,670
4.75%, 02/15/37	220,000	301,039
5.00%, 05/15/37	283,400	398,066
4.38%, 02/15/38	297,000	393,038
4.50%, 05/15/38	336,700	452,151
3.50%, 02/15/39	363,700	436,270
4.25%, 05/15/39	512,200	673,463
4.50%, 08/15/39	547,300	741,805
4.38%, 11/15/39	587,300	785,651
4.63%, 02/15/40	591,900	816,868
1.13%, 05/15/40	1,922,800	1,571,288
4.38%, 05/15/40	574,000	770,191
1.13%, 08/15/40	2,480,500	2,019,282
3.88%, 08/15/40	570,200	719,744
1.38%, 11/15/40	3,246,000	2,764,425
4.25%, 11/15/40	566,000	749,419
1.88%, 02/15/41	2,305,200	2,147,618
4.75%, 02/15/41	600,100	845,532
4.38%, 05/15/41	553,200	745,869
3.75%, 08/15/41	560,200	697,668
3.13%, 11/15/41	588,000	670,596
3.13%, 02/15/42	668,800	763,164
3.00%, 05/15/42	580,200	648,691
2.75%, 08/15/42	718,900	772,424
2.75%, 11/15/42	1,013,600	1,087,878
3.13%, 02/15/43	936,700	1,067,179
2.88%, 05/15/43	1,368,900	1,499,159
3.63%, 08/15/43	999,800	1,228,739
3.75%, 11/15/43	1,007,400	1,261,847
3.63%, 02/15/44	1,239,500	1,525,747
3.38%, 05/15/44	1,233,200	1,461,920
3.13%, 08/15/44	1,332,900	1,518,777
3.00%, 11/15/44	1,202,100	1,341,844
2.50%, 02/15/45	1,524,300	1,558,478
3.00%, 05/15/45	929,000	1,036,996
2.88%, 08/15/45	1,194,800	1,306,532
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 11/15/45	575,100	642,854
2.50%, 02/15/46	1,363,000	1,391,218
2.50%, 05/15/46	1,369,700	1,397,950
2.25%, 08/15/46	1,488,500	1,447,101
2.88%, 11/15/46	1,212,100	1,326,397
3.00%, 02/15/47	1,342,700	1,504,244
3.00%, 05/15/47	1,000,200	1,121,162
2.75%, 08/15/47	1,440,900	1,542,551
2.75%, 11/15/47	1,499,600	1,606,095
3.00%, 02/15/48	1,702,900	1,911,638
3.13%, 05/15/48	1,797,400	2,064,904
3.00%, 08/15/48	1,986,000	2,232,233
3.38%, 11/15/48	1,977,200	2,378,510
3.00%, 02/15/49	2,125,000	2,391,289
2.88%, 05/15/49	2,125,600	2,337,828
2.25%, 08/15/49	2,158,100	2,090,491
2.38%, 11/15/49	1,848,100	1,839,293
2.00%, 02/15/50	2,271,800	2,081,182
1.25%, 05/15/50	2,636,600	1,993,517
1.38%, 08/15/50	2,974,200	2,324,523
1.63%, 11/15/50	3,203,400	2,672,837
1.88%, 02/15/51	2,305,200	2,046,405
Total Treasuries
(Cost $88,852,531)		77,611,250
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (a)	212	212
Total Other Investment Company
(Cost $212)		212
(a)	The rate shown is the 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$77,611,250	$—	$77,611,250
Other Investment Company[1]	212	—	—	212
Total	$212	$77,611,250	$—	$77,611,462
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.4% of net assets

Financial Institutions 7.9%
Banking 5.4%
Ally Financial, Inc.
4.63%, 05/19/22	150,000	156,815
3.05%, 06/05/23 (a)	300,000	314,196
1.45%, 10/02/23 (a)	200,000	203,124
3.88%, 05/21/24 (a)	250,000	270,503
5.13%, 09/30/24	500,000	565,095
4.63%, 03/30/25	150,000	167,375
5.80%, 05/01/25 (a)	250,000	290,383
8.00%, 11/01/31	600,000	835,626
8.00%, 11/01/31	400,000	541,668
American Express Co.
2.75%, 05/20/22 (a)	675,000	692,071
2.50%, 08/01/22 (a)	700,000	718,921
2.65%, 12/02/22	450,000	467,410
3.40%, 02/27/23 (a)	600,000	632,022
3.70%, 08/03/23 (a)	800,000	857,488
3.40%, 02/22/24 (a)	325,000	349,954
2.50%, 07/30/24 (a)	450,000	475,983
3.00%, 10/30/24 (a)	650,000	698,561
4.20%, 11/06/25 (a)	600,000	679,158
3.13%, 05/20/26 (a)	50,000	53,988
4.05%, 12/03/42	400,000	448,744
American Express Credit Corp.
3.30%, 05/03/27 (a)	550,000	602,965
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	650,000	666,991
2.63%, 11/09/22	500,000	518,710
2.05%, 11/21/22	250,000	257,020
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	600,000	602,214
1.13%, 09/18/25	200,000	196,766
Banco Santander S.A.
3.50%, 04/11/22	200,000	206,072
3.13%, 02/23/23	200,000	209,296
3.85%, 04/12/23	600,000	637,830
2.71%, 06/27/24	400,000	422,728
2.75%, 05/28/25	600,000	628,068
5.18%, 11/19/25	400,000	454,936
4.25%, 04/11/27	200,000	223,112
3.80%, 02/23/28	600,000	648,522
4.38%, 04/12/28	400,000	446,604
3.31%, 06/27/29	600,000	635,928
3.49%, 05/28/30	400,000	418,440
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 12/03/30	200,000	190,330
2.96%, 03/25/31	600,000	597,174
Bancolombia S.A.
3.00%, 01/29/25 (a)	350,000	357,826
Bank of America Corp.
2.50%, 10/21/22 (a)	1,500,000	1,517,895
3.30%, 01/11/23	1,900,000	1,998,097
2.88%, 04/24/23 (a)(b)	350,000	358,603
4.10%, 07/24/23	500,000	540,670
3.00%, 12/20/23 (a)(b)	1,800,000	1,873,656
4.13%, 01/22/24	950,000	1,038,834
3.55%, 03/05/24 (a)(b)	1,000,000	1,055,530
4.00%, 04/01/24	650,000	711,444
3.86%, 07/23/24 (a)(b)	750,000	803,677
4.20%, 08/26/24	950,000	1,047,954
0.81%, 10/24/24 (a)(b)	400,000	401,272
4.00%, 01/22/25	750,000	820,777
3.46%, 03/15/25 (a)(b)	1,075,000	1,155,034
3.95%, 04/21/25	1,150,000	1,261,481
3.88%, 08/01/25	2,450,000	2,713,448
0.98%, 09/25/25 (a)(b)	650,000	648,394
3.09%, 10/01/25 (a)(b)	350,000	373,779
2.46%, 10/22/25 (a)(b)	850,000	891,310
2.02%, 02/13/26 (a)(b)	500,000	512,880
4.45%, 03/03/26	600,000	674,694
3.50%, 04/19/26	1,000,000	1,097,060
4.25%, 10/22/26	650,000	729,066
1.20%, 10/24/26 (a)(b)	400,000	394,812
1.66%, 03/11/27 (a)(b)	500,000	501,740
3.56%, 04/23/27 (a)(b)	750,000	817,372
3.25%, 10/21/27 (a)	1,000,000	1,076,410
4.18%, 11/25/27 (a)	1,200,000	1,335,696
3.82%, 01/20/28 (a)(b)	1,250,000	1,377,100
3.71%, 04/24/28 (a)(b)	500,000	547,505
3.59%, 07/21/28 (a)(b)	850,000	924,434
3.42%, 12/20/28 (a)(b)	1,700,000	1,824,406
3.97%, 03/05/29 (a)(b)	1,000,000	1,107,570
4.27%, 07/23/29 (a)(b)	650,000	733,369
3.97%, 02/07/30 (a)(b)	950,000	1,052,068
3.19%, 07/23/30 (a)(b)	1,500,000	1,576,440
2.88%, 10/22/30 (a)(b)	800,000	823,416
2.50%, 02/13/31 (a)(b)	1,200,000	1,193,304
2.59%, 04/29/31 (a)(b)	1,000,000	998,790
1.90%, 07/23/31 (a)(b)	750,000	706,560
1.92%, 10/24/31 (a)(b)	950,000	894,463
2.65%, 03/11/32 (a)(b)	750,000	752,017
6.11%, 01/29/37	650,000	862,387
4.24%, 04/24/38 (a)(b)	700,000	794,696
7.75%, 05/14/38	550,000	847,973
4.08%, 04/23/40 (a)(b)	500,000	554,780
2.68%, 06/19/41 (a)(b)	1,550,000	1,454,597

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.88%, 02/07/42	500,000	681,905
5.00%, 01/21/44	650,000	809,087
4.88%, 04/01/44	250,000	306,913
4.75%, 04/21/45	200,000	240,664
4.44%, 01/20/48 (a)(b)	750,000	877,087
3.95%, 01/23/49 (a)(b)	400,000	436,988
4.33%, 03/15/50 (a)(b)	1,025,000	1,186,007
4.08%, 03/20/51 (a)(b)	1,850,000	2,066,653
2.83%, 10/24/51 (a)(b)	750,000	687,922
Bank of America NA
6.00%, 10/15/36	600,000	821,064
Bank of Montreal
2.35%, 09/11/22	650,000	669,565
2.05%, 11/01/22	200,000	205,522
2.55%, 11/06/22 (a)	550,000	568,601
0.45%, 12/08/23	200,000	199,382
3.30%, 02/05/24	650,000	697,775
2.50%, 06/28/24	300,000	316,965
1.85%, 05/01/25	475,000	486,794
0.95%, 01/22/27 (a)(b)	300,000	292,065
4.34%, 10/05/28 (a)(b)	300,000	324,861
3.80%, 12/15/32 (a)(b)	429,000	471,823
Bank of New York Mellon Corp.
1.95%, 08/23/22	750,000	767,422
1.85%, 01/27/23 (a)	300,000	308,796
2.95%, 01/29/23 (a)	500,000	523,215
3.50%, 04/28/23	250,000	266,080
3.45%, 08/11/23	250,000	267,805
2.20%, 08/16/23 (a)	500,000	520,345
3.65%, 02/04/24 (a)	100,000	108,703
3.25%, 09/11/24 (a)	350,000	380,212
2.10%, 10/24/24	250,000	263,228
3.00%, 02/24/25 (a)	250,000	268,573
1.60%, 04/24/25 (a)	450,000	458,825
3.95%, 11/18/25 (a)	950,000	1,064,655
0.75%, 01/28/26 (a)	150,000	146,936
2.45%, 08/17/26 (a)	200,000	210,328
3.25%, 05/16/27 (a)	300,000	327,426
3.40%, 01/29/28 (a)	250,000	274,760
3.44%, 02/07/28 (a)(b)	300,000	330,021
3.00%, 10/30/28 (a)	350,000	371,914
3.30%, 08/23/29 (a)	250,000	269,548
Bank of Nova Scotia
2.00%, 11/15/22	400,000	410,944
2.38%, 01/18/23	250,000	258,875
1.95%, 02/01/23	350,000	359,916
1.63%, 05/01/23	550,000	564,289
0.80%, 06/15/23	150,000	151,262
3.40%, 02/11/24	500,000	537,875
2.20%, 02/03/25	400,000	415,864
1.30%, 06/11/25	550,000	551,105
4.50%, 12/16/25	600,000	681,882
2.70%, 08/03/26	650,000	689,461
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	225,618
Barclays Bank PLC
1.70%, 05/12/22 (a)	950,000	963,433
Barclays PLC
3.68%, 01/10/23 (a)	550,000	562,694
4.34%, 05/16/24 (a)(b)	750,000	803,467
4.38%, 09/11/24	200,000	218,590
1.01%, 12/10/24 (a)(b)	250,000	250,173
3.65%, 03/16/25	800,000	862,976
3.93%, 05/07/25 (a)(b)	700,000	756,350
4.38%, 01/12/26	900,000	1,003,473
5.20%, 05/12/26	850,000	961,486
4.34%, 01/10/28 (a)	400,000	444,832
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.84%, 05/09/28 (a)	700,000	782,194
4.97%, 05/16/29 (a)(b)	950,000	1,091,873
5.09%, 06/20/30 (a)(b)	500,000	566,690
2.65%, 06/24/31 (a)(b)	200,000	197,332
2.67%, 03/10/32 (a)(b)	750,000	733,200
3.56%, 09/23/35 (a)(b)	400,000	401,872
5.25%, 08/17/45	500,000	625,275
4.95%, 01/10/47	500,000	604,940
BBVA USA
2.88%, 06/29/22 (a)	250,000	257,185
2.50%, 08/27/24 (a)	250,000	262,958
3.88%, 04/10/25 (a)	250,000	273,635
BNP Paribas S.A.
3.25%, 03/03/23	375,000	395,453
4.25%, 10/15/24	300,000	332,442
BPCE S.A.
4.00%, 04/15/24	750,000	822,787
3.38%, 12/02/26	250,000	272,485
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	257,033
0.95%, 06/23/23	500,000	504,765
2.61%, 07/22/23 (a)(b)	100,000	102,714
3.50%, 09/13/23	700,000	752,227
0.50%, 12/14/23	300,000	298,944
3.10%, 04/02/24	250,000	266,570
2.25%, 01/28/25	250,000	259,773
0.95%, 10/23/25	200,000	196,620
Capital One Bank USA NA
3.38%, 02/15/23	250,000	262,633
2.28%, 01/28/26 (a)(b)	500,000	514,405
Capital One Financial Corp.
3.50%, 06/15/23	1,600,000	1,703,056
3.90%, 01/29/24 (a)	250,000	270,645
3.30%, 10/30/24 (a)	700,000	754,992
3.20%, 02/05/25 (a)	500,000	534,325
4.20%, 10/29/25 (a)	550,000	608,696
3.75%, 07/28/26 (a)	400,000	434,780
3.75%, 03/09/27 (a)	250,000	274,808
3.65%, 05/11/27 (a)	450,000	493,330
3.80%, 01/31/28 (a)	550,000	605,324
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	263,128
Citibank NA
3.65%, 01/23/24 (a)	850,000	920,737
Citigroup, Inc.
2.75%, 04/25/22 (a)	950,000	972,600
4.05%, 07/30/22	100,000	104,525
2.70%, 10/27/22 (a)	400,000	413,204
3.50%, 05/15/23	450,000	476,487
2.88%, 07/24/23 (a)(b)	950,000	978,623
3.88%, 10/25/23	350,000	379,691
4.04%, 06/01/24 (a)(b)	450,000	482,580
3.75%, 06/16/24	500,000	545,890
4.00%, 08/05/24	250,000	273,390
3.88%, 03/26/25	450,000	490,401
3.35%, 04/24/25 (a)(b)	550,000	588,505
3.30%, 04/27/25	765,000	825,305
4.40%, 06/10/25	750,000	833,670
5.50%, 09/13/25	1,000,000	1,163,240
3.70%, 01/12/26	750,000	824,452
4.60%, 03/09/26	800,000	902,240
3.11%, 04/08/26 (a)(b)	1,100,000	1,175,273
3.40%, 05/01/26	500,000	543,545
3.20%, 10/21/26 (a)	1,000,000	1,075,980
4.30%, 11/20/26	500,000	560,140
1.12%, 01/28/27 (a)(b)	500,000	489,025
4.45%, 09/29/27	1,150,000	1,296,464

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.89%, 01/10/28 (a)(b)	750,000	827,850
6.63%, 01/15/28	500,000	636,105
3.67%, 07/24/28 (a)(b)	1,500,000	1,642,770
4.13%, 07/25/28	900,000	995,022
3.52%, 10/27/28 (a)(b)	600,000	647,832
4.08%, 04/23/29 (a)(b)	300,000	334,101
3.98%, 03/20/30 (a)(b)	950,000	1,052,695
2.98%, 11/05/30 (a)(b)	900,000	931,563
2.67%, 01/29/31 (a)(b)	750,000	755,647
4.41%, 03/31/31 (a)(b)	1,350,000	1,536,853
2.57%, 06/03/31 (a)(b)	700,000	699,839
6.63%, 06/15/32	250,000	330,453
5.88%, 02/22/33	350,000	440,094
6.00%, 10/31/33	350,000	449,866
3.88%, 01/24/39 (a)(b)	800,000	868,864
8.13%, 07/15/39	300,000	493,458
5.32%, 03/26/41 (a)(b)	600,000	769,398
5.88%, 01/30/42	400,000	549,404
6.68%, 09/13/43	300,000	441,519
5.30%, 05/06/44	500,000	631,535
4.65%, 07/30/45	500,000	607,130
4.75%, 05/18/46	650,000	772,564
4.28%, 04/24/48 (a)(b)	350,000	405,860
4.65%, 07/23/48 (a)	800,000	983,320
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	255,965
3.70%, 03/29/23 (a)	250,000	264,858
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	159,177
3.25%, 04/30/30 (a)	450,000	477,900
2.64%, 09/30/32 (a)(c)	250,000	239,740
Comerica, Inc.
3.70%, 07/31/23 (a)	300,000	321,594
4.00%, 02/01/29 (a)	400,000	448,184
Cooperatieve Rabobank UA
2.75%, 01/10/23	250,000	260,575
4.63%, 12/01/23	450,000	493,353
0.38%, 01/12/24	250,000	248,785
3.38%, 05/21/25	750,000	817,882
4.38%, 08/04/25	500,000	554,545
3.75%, 07/21/26	250,000	273,030
5.25%, 05/24/41	850,000	1,105,238
5.75%, 12/01/43	500,000	674,860
5.25%, 08/04/45	500,000	643,955
Credit Suisse AG
2.80%, 04/08/22	500,000	510,910
1.00%, 05/05/23	500,000	502,845
0.50%, 02/02/24	250,000	247,285
3.63%, 09/09/24	1,300,000	1,409,447
2.95%, 04/09/25	500,000	529,690
Credit Suisse Group AG
3.80%, 06/09/23	600,000	636,948
3.75%, 03/26/25	1,250,000	1,348,000
4.55%, 04/17/26	750,000	839,947
4.88%, 05/15/45	500,000	595,520
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	521,445
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	352,078
Deutsche Bank AG
3.30%, 11/16/22	500,000	519,275
3.95%, 02/27/23	1,000,000	1,055,450
3.70%, 05/30/24	299,000	319,945
3.70%, 05/30/24	250,000	267,638
3.96%, 11/26/25 (a)(b)	700,000	758,317
4.10%, 01/13/26	400,000	434,784
4.10%, 01/13/26	350,000	380,804
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 11/24/26 (a)(b)	550,000	551,309
3.55%, 09/18/31 (a)(b)	200,000	206,650
Discover Bank
4.20%, 08/08/23	500,000	540,260
2.45%, 09/12/24 (a)	250,000	261,913
4.68%, 08/09/28 (a)(b)	250,000	267,095
4.65%, 09/13/28 (a)	1,000,000	1,143,820
Discover Financial Services
3.85%, 11/21/22	1,000,000	1,052,500
3.95%, 11/06/24 (a)	200,000	218,932
Fifth Third Bancorp
2.60%, 06/15/22 (a)	250,000	256,230
1.63%, 05/05/23 (a)	200,000	204,508
4.30%, 01/16/24 (a)	250,000	273,765
3.65%, 01/25/24 (a)	575,000	620,586
2.55%, 05/05/27 (a)	250,000	260,388
3.95%, 03/14/28 (a)	200,000	226,472
8.25%, 03/01/38	350,000	566,104
Fifth Third Bank NA
1.80%, 01/30/23 (a)	500,000	512,710
3.95%, 07/28/25 (a)	250,000	278,653
3.85%, 03/15/26 (a)	500,000	551,415
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	211,322
4.00%, 05/26/25 (a)	200,000	219,834
First Republic Bank
2.50%, 06/06/22 (a)	250,000	255,603
4.63%, 02/13/47 (a)	250,000	298,883
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	469,759
Goldman Sachs Group, Inc.
3.00%, 04/26/22 (a)	1,300,000	1,302,028
3.63%, 01/22/23	800,000	844,856
0.48%, 01/27/23 (a)	500,000	499,490
3.20%, 02/23/23 (a)	600,000	628,212
2.91%, 06/05/23 (a)(b)	250,000	256,750
2.91%, 07/24/23 (a)(b)	1,000,000	1,029,810
0.63%, 11/17/23 (a)(b)	850,000	849,991
3.63%, 02/20/24 (a)	600,000	645,942
4.00%, 03/03/24	1,050,000	1,145,665
0.67%, 03/08/24 (a)(b)	750,000	749,272
3.85%, 07/08/24 (a)	650,000	706,355
3.50%, 01/23/25 (a)	1,000,000	1,079,650
3.50%, 04/01/25 (a)	1,300,000	1,408,836
3.75%, 05/22/25 (a)	950,000	1,038,321
3.27%, 09/29/25 (a)(b)	800,000	858,000
4.25%, 10/21/25	900,000	1,004,796
0.86%, 02/12/26 (a)(b)	150,000	147,395
3.75%, 02/25/26 (a)	200,000	219,720
3.50%, 11/16/26 (a)	950,000	1,031,044
1.09%, 12/09/26 (a)(b)	500,000	489,940
5.95%, 01/15/27	265,000	320,173
3.85%, 01/26/27 (a)	1,100,000	1,207,514
1.43%, 03/09/27 (a)(b)	1,200,000	1,189,140
3.69%, 06/05/28 (a)(b)	1,100,000	1,204,445
3.81%, 04/23/29 (a)(b)	675,000	740,178
4.22%, 05/01/29 (a)(b)	950,000	1,066,840
2.60%, 02/07/30 (a)	700,000	709,338
3.80%, 03/15/30 (a)	850,000	936,589
1.99%, 01/27/32 (a)(b)	500,000	474,965
6.13%, 02/15/33	150,000	199,778
6.45%, 05/01/36	400,000	544,492
6.75%, 10/01/37	1,950,000	2,751,840
4.02%, 10/31/38 (a)(b)	900,000	1,000,647
4.41%, 04/23/39 (a)(b)	800,000	930,656
6.25%, 02/01/41	900,000	1,277,307
4.80%, 07/08/44 (a)	675,000	832,869

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 05/22/45	800,000	1,005,296
4.75%, 10/21/45 (a)	500,000	616,940
HSBC Bank USA NA
5.88%, 11/01/34	250,000	321,023
5.63%, 08/15/35	250,000	311,565
7.00%, 01/15/39	250,000	369,133
HSBC Holdings PLC
3.60%, 05/25/23	700,000	745,164
3.03%, 11/22/23 (a)(b)	250,000	260,165
4.25%, 03/14/24	950,000	1,034,198
3.95%, 05/18/24 (a)(b)	500,000	533,835
3.80%, 03/11/25 (a)(b)	1,300,000	1,401,738
4.25%, 08/18/25	400,000	440,480
2.63%, 11/07/25 (a)(b)	250,000	261,748
4.30%, 03/08/26	1,300,000	1,456,247
3.90%, 05/25/26	1,100,000	1,215,896
2.10%, 06/04/26 (a)(b)	600,000	611,052
4.29%, 09/12/26 (a)(b)	1,000,000	1,108,000
4.38%, 11/23/26	500,000	557,815
1.59%, 05/24/27 (a)(b)	750,000	738,652
4.04%, 03/13/28 (a)(b)	500,000	548,760
2.01%, 09/22/28 (a)(b)	650,000	639,132
4.58%, 06/19/29 (a)(b)	1,250,000	1,407,350
4.95%, 03/31/30	850,000	992,417
3.97%, 05/22/30 (a)(b)	1,000,000	1,083,320
2.85%, 06/04/31 (a)(b)	250,000	250,125
2.36%, 08/18/31 (a)(b)	500,000	481,745
7.63%, 05/17/32	287,000	399,363
6.50%, 05/02/36	650,000	853,840
6.50%, 09/15/37	750,000	1,004,227
6.80%, 06/01/38	650,000	898,989
6.10%, 01/14/42	400,000	555,180
5.25%, 03/14/44	495,000	607,969
HSBC USA, Inc.
3.50%, 06/23/24	200,000	216,526
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	263,978
4.00%, 05/15/25 (a)	50,000	55,467
2.55%, 02/04/30 (a)	250,000	250,940
Huntington National Bank
2.50%, 08/07/22 (a)	500,000	513,605
3.55%, 10/06/23 (a)	500,000	537,820
ING Groep N.V.
4.10%, 10/02/23	200,000	216,820
3.55%, 04/09/24	250,000	269,260
3.95%, 03/29/27	500,000	555,505
4.55%, 10/02/28	500,000	574,395
4.05%, 04/09/29	255,000	284,674
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	222,886
JPMorgan Chase & Co.
3.25%, 09/23/22	1,150,000	1,199,231
2.97%, 01/15/23 (a)	500,000	510,110
3.20%, 01/25/23	1,291,000	1,356,906
3.21%, 04/01/23 (a)(b)	250,000	256,833
2.78%, 04/25/23 (a)(b)	500,000	512,230
3.38%, 05/01/23	1,075,000	1,137,877
2.70%, 05/18/23 (a)	750,000	782,497
3.88%, 02/01/24	670,000	730,802
3.56%, 04/23/24 (a)(b)	700,000	741,986
3.63%, 05/13/24	500,000	545,270
1.51%, 06/01/24 (a)(b)	100,000	102,084
3.80%, 07/23/24 (a)(b)	890,000	953,537
3.88%, 09/10/24	900,000	986,391
0.65%, 09/16/24 (a)(b)	200,000	200,310
4.02%, 12/05/24 (a)(b)	700,000	759,710
3.13%, 01/23/25 (a)	1,000,000	1,071,770
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.56%, 02/16/25 (a)(b)	300,000	297,858
3.22%, 03/01/25 (a)(b)	1,350,000	1,440,004
3.90%, 07/15/25 (a)	750,000	828,165
2.30%, 10/15/25 (a)(b)	650,000	678,021
2.01%, 03/13/26 (a)(b)	700,000	719,719
3.30%, 04/01/26 (a)	925,000	1,005,836
2.08%, 04/22/26 (a)(b)	1,100,000	1,130,745
3.20%, 06/15/26 (a)	799,000	863,415
2.95%, 10/01/26 (a)	975,000	1,043,065
7.63%, 10/15/26	650,000	851,643
1.05%, 11/19/26 (a)(b)	700,000	684,894
4.13%, 12/15/26	700,000	788,438
3.96%, 01/29/27 (a)(b)	700,000	774,571
1.04%, 02/04/27 (a)(b)	750,000	731,782
8.00%, 04/29/27	200,000	270,840
4.25%, 10/01/27	493,000	558,638
3.63%, 12/01/27 (a)	500,000	544,040
3.78%, 02/01/28 (a)(b)	950,000	1,048,733
3.54%, 05/01/28 (a)(b)	1,050,000	1,146,001
2.18%, 06/01/28 (a)(b)	500,000	506,060
3.51%, 01/23/29 (a)(b)	750,000	812,370
4.01%, 04/23/29 (a)(b)	750,000	837,615
4.20%, 07/23/29 (a)(b)	1,150,000	1,300,937
4.45%, 12/05/29 (a)(b)	750,000	859,672
3.70%, 05/06/30 (a)(b)	900,000	982,098
8.75%, 09/01/30	50,000	73,606
2.74%, 10/15/30 (a)(b)	1,200,000	1,222,536
4.49%, 03/24/31 (a)(b)	1,400,000	1,616,328
2.52%, 04/22/31 (a)(b)	950,000	948,128
2.96%, 05/13/31 (a)(b)	1,000,000	1,018,890
1.76%, 11/19/31 (a)(b)	600,000	560,076
1.95%, 02/04/32 (a)(b)	1,050,000	997,458
6.40%, 05/15/38	900,000	1,274,589
3.88%, 07/24/38 (a)(b)	850,000	941,494
5.50%, 10/15/40	500,000	659,420
3.11%, 04/22/41 (a)(b)	600,000	597,696
5.60%, 07/15/41	350,000	469,164
2.53%, 11/19/41 (a)(b)	500,000	457,650
5.40%, 01/06/42	500,000	661,240
5.63%, 08/16/43	500,000	670,460
4.85%, 02/01/44	100,000	126,140
4.95%, 06/01/45	600,000	751,992
4.26%, 02/22/48 (a)(b)	600,000	698,538
4.03%, 07/24/48 (a)(b)	500,000	560,095
3.96%, 11/15/48 (a)(b)	1,200,000	1,328,712
3.90%, 01/23/49 (a)(b)	500,000	551,625
3.11%, 04/22/51 (a)(b)	800,000	782,640
KeyBank NA
2.40%, 06/09/22	250,000	256,015
2.30%, 09/14/22	250,000	256,900
3.38%, 03/07/23	250,000	264,058
1.25%, 03/10/23	500,000	508,540
3.30%, 06/01/25	250,000	271,615
KeyCorp
4.10%, 04/30/28	1,000,000	1,130,830
2.55%, 10/01/29	150,000	152,180
Lloyds Bank PLC
2.25%, 08/14/22	200,000	205,046
Lloyds Banking Group PLC
1.33%, 06/15/23 (a)(b)	400,000	403,884
4.05%, 08/16/23	500,000	539,705
2.91%, 11/07/23 (a)(b)	500,000	517,710
3.90%, 03/12/24	350,000	380,139
4.50%, 11/04/24	800,000	888,048
4.45%, 05/08/25	200,000	223,438
3.87%, 07/09/25 (a)(b)	400,000	435,444
4.58%, 12/10/25	200,000	223,138
2.44%, 02/05/26 (a)(b)	200,000	207,662

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.65%, 03/24/26	1,250,000	1,401,212
3.75%, 01/11/27	400,000	439,284
4.38%, 03/22/28	950,000	1,070,089
3.57%, 11/07/28 (a)(b)	450,000	485,811
5.30%, 12/01/45	350,000	438,067
4.34%, 01/09/48	600,000	662,256
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	255,708
2.90%, 02/06/25 (a)	250,000	266,490
3.40%, 08/17/27	250,000	274,168
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	700,000	719,432
2.67%, 07/25/22	750,000	771,585
3.46%, 03/02/23	377,000	397,682
3.76%, 07/26/23	750,000	803,827
3.41%, 03/07/24	500,000	536,555
2.80%, 07/18/24	300,000	318,264
0.85%, 09/15/24 (a)(b)	750,000	750,975
2.19%, 02/25/25	850,000	875,704
3.78%, 03/02/25	250,000	273,600
1.41%, 07/17/25	500,000	498,970
3.85%, 03/01/26	750,000	829,875
2.76%, 09/13/26	200,000	210,862
3.68%, 02/22/27	200,000	222,132
3.29%, 07/25/27	900,000	982,368
3.96%, 03/02/28	250,000	278,088
3.74%, 03/07/29	800,000	873,816
3.20%, 07/18/29	750,000	787,567
2.56%, 02/25/30	400,000	401,180
2.05%, 07/17/30	550,000	528,984
4.29%, 07/26/38	300,000	343,191
4.15%, 03/07/39	150,000	169,469
3.75%, 07/18/39	500,000	541,730
Mizuho Financial Group, Inc.
2.60%, 09/11/22	550,000	566,670
3.55%, 03/05/23	250,000	264,488
2.72%, 07/16/23 (a)(b)	300,000	308,289
1.24%, 07/10/24 (a)(b)	400,000	404,300
0.85%, 09/08/24 (a)(b)	250,000	250,508
3.92%, 09/11/24 (a)(b)	250,000	268,693
2.56%, 09/13/25 (a)(b)	200,000	209,484
2.23%, 05/25/26 (a)(b)	400,000	411,616
3.66%, 02/28/27	400,000	441,208
1.23%, 05/22/27 (a)(b)	250,000	243,448
3.17%, 09/11/27	700,000	756,707
4.02%, 03/05/28	200,000	222,780
4.25%, 09/11/29 (a)(b)	500,000	562,825
3.15%, 07/16/30 (a)(b)	250,000	261,640
2.87%, 09/13/30 (a)(b)	200,000	204,318
2.59%, 05/25/31 (a)(b)	200,000	199,684
2.20%, 07/10/31 (a)(b)	250,000	241,198
1.98%, 09/08/31 (a)(b)	400,000	378,000
Morgan Stanley
2.75%, 05/19/22	602,000	618,278
4.88%, 11/01/22	950,000	1,013,716
3.13%, 01/23/23	950,000	995,115
3.75%, 02/25/23	650,000	689,578
4.10%, 05/22/23	750,000	802,417
0.56%, 11/10/23 (a)(b)	550,000	550,594
0.53%, 01/25/24 (a)(b)	250,000	249,623
3.74%, 04/24/24 (a)(b)	1,000,000	1,063,210
3.88%, 04/29/24	1,000,000	1,092,940
3.70%, 10/23/24	1,100,000	1,205,138
2.72%, 07/22/25 (a)(b)	340,000	358,683
4.00%, 07/23/25	1,400,000	1,554,854
0.86%, 10/21/25 (a)(b)	400,000	397,788
5.00%, 11/24/25	850,000	977,653
3.88%, 01/27/26	1,200,000	1,335,180
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.19%, 04/28/26 (a)(b)	700,000	723,702
3.13%, 07/27/26	1,750,000	1,884,452
6.25%, 08/09/26	350,000	430,080
4.35%, 09/08/26	1,050,000	1,186,437
0.99%, 12/10/26 (a)(b)	500,000	488,325
3.63%, 01/20/27	1,100,000	1,208,592
3.95%, 04/23/27	800,000	884,104
3.59%, 07/22/28 (a)(b)	1,750,000	1,909,110
3.77%, 01/24/29 (a)(b)	850,000	933,079
4.43%, 01/23/30 (a)(b)	1,150,000	1,317,635
2.70%, 01/22/31 (a)(b)	1,250,000	1,268,912
3.62%, 04/01/31 (a)(b)	900,000	976,482
1.79%, 02/13/32 (a)(b)	250,000	233,553
7.25%, 04/01/32	400,000	562,512
1.93%, 04/28/32 (a)(b)	600,000	566,466
3.97%, 07/22/38 (a)(b)	500,000	559,325
4.46%, 04/22/39 (a)(b)	250,000	294,370
6.38%, 07/24/42	800,000	1,174,232
4.30%, 01/27/45	1,150,000	1,352,791
4.38%, 01/22/47	700,000	836,577
5.60%, 03/24/51 (a)(b)	950,000	1,328,185
2.80%, 01/25/52 (a)(b)	250,000	229,405
MUFG Americas Holdings Corp.
3.50%, 06/18/22	200,000	207,358
3.00%, 02/10/25 (a)	250,000	266,113
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	256,463
2.10%, 12/09/22 (a)	250,000	256,900
National Australia Bank Ltd.
2.50%, 05/22/22	500,000	512,470
3.00%, 01/20/23	250,000	261,798
2.88%, 04/12/23	250,000	262,675
3.63%, 06/20/23	250,000	267,745
3.38%, 01/14/26	500,000	546,740
2.50%, 07/12/26	250,000	263,573
National Bank of Canada
2.10%, 02/01/23	350,000	359,835
Natwest Group PLC
3.50%, 05/15/23 (a)(b)	500,000	515,380
3.88%, 09/12/23	450,000	482,782
6.00%, 12/19/23	400,000	451,612
2.36%, 05/22/24 (a)(b)	200,000	206,254
5.13%, 05/28/24	1,250,000	1,391,650
4.52%, 06/25/24 (a)(b)	350,000	378,343
4.27%, 03/22/25 (a)(b)	700,000	764,197
4.80%, 04/05/26	600,000	680,970
4.89%, 05/18/29 (a)(b)	750,000	855,592
3.75%, 11/01/29 (a)(b)	200,000	212,746
5.08%, 01/27/30 (a)(b)	550,000	637,450
4.45%, 05/08/30 (a)(b)	250,000	279,085
3.03%, 11/28/35 (a)(b)	250,000	239,455
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	200,000	217,948
Northern Trust Corp.
3.95%, 10/30/25	500,000	558,780
3.65%, 08/03/28 (a)	250,000	277,353
3.15%, 05/03/29 (a)	250,000	268,465
1.95%, 05/01/30 (a)	250,000	243,975
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	172,146
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	258,563
2.95%, 01/30/23 (a)	750,000	782,265
3.50%, 06/08/23 (a)	250,000	266,163
3.80%, 07/25/23 (a)	500,000	536,485
3.30%, 10/30/24 (a)	250,000	272,938
3.25%, 06/01/25 (a)	250,000	270,768

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 10/25/27 (a)	550,000	596,024
3.25%, 01/22/28 (a)	500,000	540,705
4.05%, 07/26/28	750,000	842,182
2.70%, 10/22/29	250,000	255,453
PNC Financial Services Group, Inc.
2.85%, 11/09/22	200,000	207,866
3.50%, 01/23/24 (a)	500,000	539,195
2.20%, 11/01/24 (a)	500,000	525,615
2.60%, 07/23/26 (a)	300,000	317,553
3.15%, 05/19/27 (a)	100,000	108,275
3.45%, 04/23/29 (a)	250,000	271,570
2.55%, 01/22/30 (a)	700,000	711,788
Regions Bank
6.45%, 06/26/37	250,000	337,023
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	259,658
7.38%, 12/10/37	150,000	218,006
Royal Bank of Canada
2.80%, 04/29/22	70,000	71,925
1.60%, 04/17/23	400,000	409,572
3.70%, 10/05/23	500,000	539,115
0.50%, 10/26/23	425,000	425,196
0.43%, 01/19/24	1,000,000	993,940
2.55%, 07/16/24	450,000	475,348
2.25%, 11/01/24	550,000	576,917
1.15%, 06/10/25	200,000	200,002
0.88%, 01/20/26	1,000,000	980,390
4.65%, 01/27/26	250,000	286,385
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	100,000	104,268
3.50%, 06/07/24 (a)	250,000	267,438
3.45%, 06/02/25 (a)	200,000	213,712
4.50%, 07/17/25 (a)	700,000	774,732
4.40%, 07/13/27 (a)	500,000	553,930
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	204,488
3.37%, 01/05/24 (a)(b)	2,000,000	2,091,280
1.09%, 03/15/25 (a)(b)	500,000	500,560
1.53%, 08/21/26 (a)(b)	450,000	446,544
Santander UK PLC
2.10%, 01/13/23	200,000	205,660
4.00%, 03/13/24	350,000	382,403
Signature Bank
FRN
4.00%, 10/15/30 (a)(b)	150,000	154,755
State Street Corp.
3.10%, 05/15/23	250,000	264,265
3.70%, 11/20/23	200,000	217,316
3.78%, 12/03/24 (a)(b)	250,000	271,003
3.30%, 12/16/24	500,000	546,175
3.55%, 08/18/25	571,000	628,500
2.35%, 11/01/25 (a)(b)	300,000	315,729
2.90%, 03/30/26 (a)(b)	100,000	106,632
2.65%, 05/19/26	350,000	373,079
4.14%, 12/03/29 (a)(b)	500,000	571,175
2.40%, 01/24/30	250,000	254,743
2.20%, 03/03/31	200,000	195,070
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	261,013
3.95%, 01/10/24	250,000	271,528
3.40%, 07/11/24	500,000	540,965
3.65%, 07/23/25	250,000	274,075
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	1,100,000	1,133,055
3.10%, 01/17/23	1,000,000	1,047,050
3.75%, 07/19/23	250,000	268,013
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.94%, 10/16/23	250,000	270,850
2.70%, 07/16/24	1,250,000	1,322,025
2.45%, 09/27/24	350,000	367,308
2.35%, 01/15/25	450,000	467,248
1.47%, 07/08/25	550,000	551,232
3.78%, 03/09/26	650,000	716,300
2.63%, 07/14/26	1,000,000	1,047,960
3.01%, 10/19/26	800,000	855,752
3.45%, 01/11/27	300,000	326,754
3.36%, 07/12/27	350,000	380,121
3.54%, 01/17/28	200,000	216,736
3.94%, 07/19/28	100,000	110,929
4.31%, 10/16/28	450,000	510,619
3.04%, 07/16/29	1,150,000	1,198,415
2.72%, 09/27/29	200,000	203,794
2.75%, 01/15/30	450,000	458,681
2.13%, 07/08/30	250,000	241,863
2.14%, 09/23/30	250,000	234,875
2.30%, 01/12/41	200,000	177,686
SVB Financial Group
3.50%, 01/29/25	100,000	108,069
3.13%, 06/05/30 (a)	250,000	260,603
Svenska Handelsbanken AB
3.90%, 11/20/23	650,000	706,985
Synchrony Bank
3.00%, 06/15/22 (a)	750,000	770,520
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	172,027
4.25%, 08/15/24 (a)	250,000	272,190
3.70%, 08/04/26 (a)	300,000	322,719
3.95%, 12/01/27 (a)	450,000	485,410
5.15%, 03/19/29 (a)	350,000	405,713
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	258,578
Toronto-Dominion Bank
1.90%, 12/01/22	450,000	461,759
0.75%, 06/12/23	350,000	352,517
3.50%, 07/19/23	1,250,000	1,339,537
0.45%, 09/11/23	350,000	349,734
3.25%, 03/11/24	300,000	322,884
2.65%, 06/12/24	500,000	530,600
1.15%, 06/12/25	150,000	150,096
0.75%, 09/11/25	525,000	514,810
0.75%, 01/06/26	250,000	244,113
3.63%, 09/15/31 (a)(b)	350,000	383,884
Truist Bank
2.80%, 05/17/22 (a)	655,000	672,037
2.45%, 08/01/22 (a)	500,000	513,620
3.00%, 02/02/23 (a)	250,000	261,490
2.75%, 05/01/23 (a)	200,000	209,604
3.20%, 04/01/24 (a)	350,000	375,725
3.69%, 08/02/24 (a)(b)	500,000	534,635
1.50%, 03/10/25 (a)	400,000	407,060
3.63%, 09/16/25 (a)	750,000	820,357
4.05%, 11/03/25 (a)	350,000	391,468
3.80%, 10/30/26 (a)	500,000	556,340
2.25%, 03/11/30 (a)	600,000	586,644
Truist Financial Corp.
2.75%, 04/01/22 (a)	100,000	102,275
3.05%, 06/20/22 (a)	500,000	515,595
2.20%, 03/16/23 (a)	600,000	620,256
3.75%, 12/06/23 (a)	800,000	867,248
2.50%, 08/01/24 (a)	160,000	168,638
4.00%, 05/01/25 (a)	750,000	829,440
3.70%, 06/05/25 (a)	230,000	252,416
1.20%, 08/05/25 (a)	300,000	299,787

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 08/03/27 (a)	500,000	479,645
3.88%, 03/19/29 (a)	100,000	111,382
US Bancorp
2.95%, 07/15/22 (a)	1,150,000	1,186,800
3.70%, 01/30/24 (a)	250,000	271,475
3.38%, 02/05/24 (a)	450,000	485,145
2.40%, 07/30/24 (a)	400,000	422,496
3.60%, 09/11/24 (a)	700,000	765,604
1.45%, 05/12/25 (a)	500,000	507,910
3.95%, 11/17/25 (a)	150,000	167,925
2.38%, 07/22/26 (a)	200,000	209,502
3.15%, 04/27/27 (a)	650,000	704,463
3.90%, 04/26/28 (a)	700,000	786,282
1.38%, 07/22/30 (a)	450,000	416,561
US Bank NA
1.95%, 01/09/23 (a)	250,000	256,833
2.85%, 01/23/23 (a)	250,000	261,010
2.05%, 01/21/25 (a)	550,000	570,823
2.80%, 01/27/25 (a)	500,000	532,625
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	107,390
Wells Fargo & Co.
2.63%, 07/22/22	1,000,000	1,029,580
3.07%, 01/24/23 (a)	350,000	357,623
3.45%, 02/13/23	600,000	632,220
4.48%, 01/16/24	250,000	275,770
3.75%, 01/24/24 (a)	1,000,000	1,081,810
1.65%, 06/02/24 (a)(b)	650,000	664,605
3.30%, 09/09/24	1,100,000	1,188,297
3.00%, 02/19/25	650,000	692,952
3.55%, 09/29/25	1,350,000	1,473,525
2.41%, 10/30/25 (a)(b)	1,850,000	1,933,379
2.16%, 02/11/26 (a)(b)	800,000	825,696
3.00%, 04/22/26	1,250,000	1,337,650
2.19%, 04/30/26 (a)(b)	1,000,000	1,032,270
4.10%, 06/03/26	1,450,000	1,614,401
7.57%, 08/01/26	150,000	191,757
3.00%, 10/23/26	1,100,000	1,177,528
3.20%, 06/17/27 (a)(b)	750,000	804,510
4.30%, 07/22/27	800,000	905,712
3.58%, 05/22/28 (a)(b)	950,000	1,037,067
2.39%, 06/02/28 (a)(b)	750,000	768,967
4.15%, 01/24/29 (a)	750,000	846,030
2.88%, 10/30/30 (a)(b)	1,200,000	1,237,512
2.57%, 02/11/31 (a)(b)	1,000,000	1,006,000
4.48%, 04/04/31 (a)(b)	850,000	978,188
5.38%, 02/07/35	100,000	129,840
5.50%, 08/01/35	400,000	496,908
3.07%, 04/30/41 (a)(b)	1,000,000	982,250
5.38%, 11/02/43	650,000	815,308
5.61%, 01/15/44	1,200,000	1,533,312
4.65%, 11/04/44	750,000	866,205
3.90%, 05/01/45	700,000	770,910
4.90%, 11/17/45	650,000	779,155
4.40%, 06/14/46	900,000	1,004,544
4.75%, 12/07/46	700,000	828,254
5.01%, 04/04/51 (a)(b)	1,900,000	2,438,118
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	1,300,000	1,391,741
6.60%, 01/15/38	500,000	709,940
Westpac Banking Corp.
2.50%, 06/28/22	250,000	256,778
2.75%, 01/11/23	1,050,000	1,094,289
2.00%, 01/13/23	200,000	205,946
3.65%, 05/15/23	350,000	373,835
3.30%, 02/26/24	250,000	269,340
2.35%, 02/19/25	250,000	261,713
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.85%, 05/13/26	900,000	961,209
2.70%, 08/19/26	450,000	478,507
3.35%, 03/08/27	450,000	494,257
3.40%, 01/25/28	300,000	329,169
2.65%, 01/16/30	250,000	260,525
2.89%, 02/04/30 (a)(b)	400,000	412,328
4.32%, 11/23/31 (a)(b)	500,000	552,160
4.11%, 07/24/34 (a)(b)	800,000	855,528
4.42%, 07/24/39	300,000	340,953
		462,224,429
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	274,372
3.30%, 06/15/30 (a)	300,000	312,897
Ameriprise Financial, Inc.
3.00%, 03/22/22	50,000	51,319
3.70%, 10/15/24	475,000	521,664
3.00%, 04/02/25 (a)	150,000	160,110
2.88%, 09/15/26 (a)	250,000	266,650
BGC Partners, Inc.
5.38%, 07/24/23	200,000	217,414
3.75%, 10/01/24 (a)	50,000	52,486
BlackRock, Inc.
3.38%, 06/01/22	250,000	259,110
3.50%, 03/18/24	500,000	546,135
3.20%, 03/15/27	200,000	219,578
3.25%, 04/30/29 (a)	200,000	217,078
2.40%, 04/30/30 (a)	250,000	253,950
1.90%, 01/28/31 (a)	400,000	388,040
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	200,000	219,062
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	271,885
3.90%, 01/25/28 (a)	500,000	550,595
4.85%, 03/29/29 (a)	250,000	289,627
4.35%, 04/15/30 (a)	250,000	282,070
4.70%, 09/20/47 (a)	300,000	345,105
3.45%, 04/15/50 (a)	200,000	191,000
3.50%, 03/30/51 (a)	250,000	240,665
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	219,848
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	535,670
3.75%, 06/15/28 (a)	250,000	278,750
5.30%, 09/15/43 (a)	300,000	410,043
4.15%, 06/15/48 (a)	200,000	241,040
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	206,514
3.80%, 08/24/27 (a)	100,000	110,841
4.50%, 06/20/28 (a)	250,000	284,297
Eaton Vance Corp.
3.63%, 06/15/23	150,000	159,975
3.50%, 04/06/27 (a)	123,000	133,576
Franklin Resources, Inc.
2.80%, 09/15/22	100,000	103,529
2.85%, 03/30/25	150,000	159,381
1.60%, 10/30/30 (a)	250,000	231,813
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	250,000	256,487
0.70%, 06/15/23	200,000	200,678
3.45%, 09/21/23 (a)	150,000	160,212
4.00%, 10/15/23	500,000	542,355
3.75%, 12/01/25 (a)	250,000	274,997
3.10%, 09/15/27 (a)	100,000	108,488
3.75%, 09/21/28 (a)	500,000	551,865

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.10%, 06/15/30 (a)	500,000	481,660
1.85%, 09/15/32 (a)	500,000	458,345
2.65%, 09/15/40 (a)	250,000	231,610
4.25%, 09/21/48 (a)	500,000	562,135
3.00%, 06/15/50 (a)	500,000	464,200
3.00%, 09/15/60 (a)	500,000	448,610
Invesco Finance PLC
3.13%, 11/30/22	250,000	261,165
3.75%, 01/15/26	350,000	384,961
5.38%, 11/30/43	100,000	124,424
Jefferies Group LLC
5.13%, 01/20/23	500,000	539,680
6.45%, 06/08/27	150,000	187,038
6.25%, 01/15/36	100,000	129,870
6.50%, 01/20/43	150,000	192,411
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	806,008
4.15%, 01/23/30	250,000	275,810
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	216,036
4.50%, 09/19/28 (a)	150,000	169,898
4.38%, 03/11/29 (a)	150,000	167,357
Legg Mason, Inc.
4.75%, 03/15/26	250,000	287,870
5.63%, 01/15/44	176,000	233,101
Nasdaq, Inc.
0.45%, 12/21/22 (a)	200,000	200,098
3.85%, 06/30/26 (a)	350,000	386,813
2.50%, 12/21/40 (a)	250,000	221,340
3.25%, 04/28/50 (a)	450,000	423,990
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	517,100
1.85%, 07/16/25	500,000	499,245
3.10%, 01/16/30	500,000	507,130
2.68%, 07/16/30	550,000	538,769
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	222,100
4.65%, 04/01/30 (a)	200,000	233,718
4.95%, 07/15/46	300,000	367,488
Stifel Financial Corp.
4.25%, 07/18/24	100,000	110,869
4.00%, 05/15/30 (a)	200,000	216,238
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)(d)	200,000	204,422
3.75%, 04/01/24 (a)(d)	130,000	141,471
3.30%, 04/01/27 (a)(d)	250,000	271,985
2.75%, 10/01/29 (a)(d)	150,000	156,053
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	275,000	286,129
3.55%, 02/01/24 (a)(d)	150,000	162,569
4.20%, 03/24/25 (a)(d)	200,000	223,710
3.85%, 05/21/25 (a)(d)	125,000	138,293
0.90%, 03/11/26 (a)(d)	425,000	420,083
3.20%, 01/25/28 (a)(d)	225,000	243,697
4.00%, 02/01/29 (a)(d)	200,000	225,986
3.25%, 05/22/29 (a)(d)	200,000	215,818
4.63%, 03/22/30 (a)(d)	150,000	177,746
		25,236,220
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (a)	250,000	255,918
4.63%, 07/01/22	150,000	156,665
3.30%, 01/23/23 (a)	250,000	259,162
4.13%, 07/03/23 (a)	300,000	318,387
4.88%, 01/16/24 (a)	250,000	272,112
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.15%, 02/15/24 (a)	400,000	417,196
6.50%, 07/15/25 (a)	350,000	408,429
4.45%, 10/01/25 (a)	150,000	163,439
1.75%, 01/30/26 (a)	300,000	291,651
4.45%, 04/03/26 (a)	650,000	706,147
3.65%, 07/21/27 (a)	1,050,000	1,100,032
4.63%, 10/15/27 (a)	150,000	164,831
Air Lease Corp.
2.63%, 07/01/22 (a)	100,000	102,233
2.25%, 01/15/23	200,000	205,402
2.75%, 01/15/23 (a)	250,000	258,078
3.88%, 07/03/23 (a)	175,000	186,225
0.70%, 02/15/24 (a)	250,000	247,033
4.25%, 09/15/24 (a)	650,000	710,924
2.30%, 02/01/25 (a)	250,000	255,523
3.25%, 03/01/25 (a)	200,000	210,338
3.38%, 07/01/25 (a)	100,000	105,746
2.88%, 01/15/26 (a)	200,000	207,198
3.75%, 06/01/26 (a)	250,000	267,232
3.63%, 04/01/27 (a)	650,000	687,199
3.63%, 12/01/27 (a)	449,000	472,779
4.63%, 10/01/28 (a)	150,000	165,203
3.25%, 10/01/29 (a)	250,000	251,575
3.00%, 02/01/30 (a)	200,000	196,162
Aircastle Ltd.
5.00%, 04/01/23	250,000	266,687
4.40%, 09/25/23 (a)	250,000	267,005
4.13%, 05/01/24 (a)	300,000	318,045
4.25%, 06/15/26 (a)	200,000	210,708
Ares Capital Corp.
3.63%, 01/19/22 (a)	100,000	102,108
3.50%, 02/10/23 (a)	350,000	365,060
4.20%, 06/10/24 (a)	400,000	431,916
4.25%, 03/01/25 (a)	100,000	107,346
3.25%, 07/15/25 (a)	300,000	309,786
3.88%, 01/15/26 (a)	600,000	633,534
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	106,358
4.13%, 02/01/25 (a)	350,000	360,409
3.40%, 01/15/26 (a)	50,000	49,611
GATX Corp.
4.35%, 02/15/24 (a)	100,000	109,624
3.85%, 03/30/27 (a)	200,000	221,144
3.50%, 03/15/28 (a)	100,000	107,949
4.55%, 11/07/28 (a)	350,000	401,919
4.70%, 04/01/29 (a)	255,000	293,908
5.20%, 03/15/44 (a)	150,000	184,793
3.10%, 06/01/51 (a)	150,000	136,482
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	500,000	540,830
4.05%, 05/15/27 (a)(c)	250,000	278,980
4.40%, 05/15/30 (a)(c)	750,000	851,130
4.55%, 05/15/32 (a)(c)	250,000	287,582
GE Capital International Funding Co.
3.37%, 11/15/25	850,000	921,723
4.42%, 11/15/35	3,775,000	4,324,451
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	125,000	132,191
2.88%, 01/15/26 (a)	250,000	253,340
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	200,000	207,036
2.50%, 08/24/26 (a)	150,000	146,874
International Lease Finance Corp.
5.88%, 08/15/22	250,000	267,095

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Main Street Capital Corp.
5.20%, 05/01/24	350,000	377,156
3.00%, 07/14/26 (a)	100,000	99,397
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	102,836
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	300,000	327,180
4.00%, 03/30/25 (a)	250,000	263,365
4.25%, 01/15/26 (a)	200,000	209,918
3.40%, 07/15/26 (a)	250,000	253,460
		23,871,755
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	250,000	243,295
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)(c)	250,000	258,732
CME Group, Inc.
3.00%, 09/15/22	200,000	207,806
ORIX Corp.
2.90%, 07/18/22	540,000	556,945
4.05%, 01/16/24	150,000	163,278
3.70%, 07/18/27	143,000	158,959
		1,589,015
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	100,000	152,127
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	283,082
Aetna, Inc.
2.75%, 11/15/22 (a)	150,000	154,529
2.80%, 06/15/23 (a)	250,000	260,873
3.50%, 11/15/24 (a)	700,000	756,805
6.63%, 06/15/36	150,000	211,160
6.75%, 12/15/37	250,000	357,765
4.50%, 05/15/42 (a)	300,000	342,681
4.75%, 03/15/44 (a)	350,000	408,621
3.88%, 08/15/47 (a)	150,000	157,467
Aflac, Inc.
3.63%, 06/15/23	500,000	535,850
3.63%, 11/15/24	150,000	165,276
3.25%, 03/17/25	200,000	215,758
1.13%, 03/15/26 (a)	200,000	198,558
3.60%, 04/01/30 (a)	350,000	383,313
4.75%, 01/15/49 (a)	250,000	311,127
Alleghany Corp.
4.95%, 06/27/22	150,000	157,947
3.63%, 05/15/30 (a)	300,000	323,775
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	322,479
Allstate Corp.
3.15%, 06/15/23	450,000	477,211
0.75%, 12/15/25 (a)	400,000	393,440
3.28%, 12/15/26 (a)	250,000	275,170
1.45%, 12/15/30 (a)	100,000	92,083
5.35%, 06/01/33	79,000	100,729
4.50%, 06/15/43	450,000	537,313
4.20%, 12/15/46 (a)	226,000	262,499
3.85%, 08/10/49 (a)	250,000	276,002
6.50%, 05/15/57 (a)(b)	100,000	129,221
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	111,594
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	119,204
4.50%, 06/15/47 (a)	250,000	280,155
American International Group, Inc.
4.88%, 06/01/22	540,000	567,097
4.13%, 02/15/24	450,000	492,853
2.50%, 06/30/25 (a)	450,000	471,352
3.75%, 07/10/25 (a)	500,000	548,510
3.90%, 04/01/26 (a)	450,000	496,912
4.20%, 04/01/28 (a)	400,000	450,120
4.25%, 03/15/29 (a)	200,000	225,534
3.40%, 06/30/30 (a)	500,000	532,505
3.88%, 01/15/35 (a)	250,000	272,890
4.70%, 07/10/35 (a)	200,000	234,570
6.25%, 05/01/36	100,000	134,544
4.50%, 07/16/44 (a)	700,000	797,860
4.80%, 07/10/45 (a)	500,000	594,475
4.75%, 04/01/48 (a)	400,000	477,204
5.75%, 04/01/48 (a)(b)	210,000	234,935
4.38%, 06/30/50 (a)	300,000	341,946
4.38%, 01/15/55 (a)	500,000	560,770
8.18%, 05/15/58 (a)(b)	50,000	69,807
Anthem, Inc.
3.13%, 05/15/22	250,000	257,705
2.95%, 12/01/22 (a)	750,000	779,722
3.30%, 01/15/23	500,000	525,205
3.50%, 08/15/24 (a)	350,000	378,556
3.35%, 12/01/24 (a)	350,000	379,022
2.38%, 01/15/25 (a)	300,000	313,866
3.65%, 12/01/27 (a)	500,000	552,030
4.10%, 03/01/28 (a)	250,000	281,407
2.88%, 09/15/29 (a)	210,000	218,138
2.25%, 05/15/30 (a)	450,000	442,917
5.95%, 12/15/34	100,000	133,620
5.85%, 01/15/36	100,000	130,679
6.38%, 06/15/37	50,000	69,178
4.63%, 05/15/42	200,000	238,248
4.65%, 01/15/43	475,000	566,414
5.10%, 01/15/44	200,000	249,952
4.65%, 08/15/44 (a)	500,000	594,465
4.38%, 12/01/47 (a)	250,000	289,485
4.55%, 03/01/48 (a)	350,000	415,009
3.70%, 09/15/49 (a)	250,000	261,790
3.13%, 05/15/50 (a)	350,000	334,663
Aon Corp.
8.21%, 01/01/27	100,000	131,265
4.50%, 12/15/28 (a)	100,000	114,836
3.75%, 05/02/29 (a)	100,000	110,202
6.25%, 09/30/40	150,000	206,712
Aon PLC
4.00%, 11/27/23 (a)	300,000	324,312
3.50%, 06/14/24 (a)	500,000	538,270
3.88%, 12/15/25 (a)	300,000	331,932
4.60%, 06/14/44 (a)	300,000	357,195
4.75%, 05/15/45 (a)	250,000	304,712
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	225,846
5.03%, 12/15/46 (a)	400,000	490,480
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	251,803
Arch Capital Group US, Inc.
5.14%, 11/01/43	50,000	61,562
Assurant, Inc.
4.20%, 09/27/23 (a)	200,000	216,490
4.90%, 03/27/28 (a)	150,000	171,498
3.70%, 02/22/30 (a)	100,000	106,652

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	224,986
Athene Holding Ltd.
4.13%, 01/12/28 (a)	450,000	489,951
6.15%, 04/03/30 (a)	200,000	244,308
3.50%, 01/15/31 (a)	150,000	154,238
AXA S.A.
8.60%, 12/15/30	400,000	612,520
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	400,000	431,388
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	360,783
1.85%, 03/12/30 (a)	350,000	341,901
1.45%, 10/15/30 (a)	200,000	187,590
5.75%, 01/15/40	150,000	207,390
4.40%, 05/15/42	350,000	417,494
4.30%, 05/15/43	300,000	353,568
4.20%, 08/15/48 (a)	950,000	1,096,281
4.25%, 01/15/49 (a)	700,000	811,349
2.85%, 10/15/50 (a)	550,000	510,631
2.50%, 01/15/51 (a)	250,000	217,595
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	262,225
2.75%, 03/15/23 (a)	800,000	835,600
3.13%, 03/15/26 (a)	995,000	1,083,376
4.50%, 02/11/43	50,000	60,458
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	580,000	613,895
4.70%, 06/22/47 (a)	285,000	292,572
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	395,000	434,761
4.50%, 03/15/29 (a)	50,000	56,194
2.38%, 03/15/31 (a)	250,000	240,820
Chubb Corp.
6.00%, 05/11/37	350,000	487,732
6.50%, 05/15/38	260,000	381,100
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	400,000	414,004
2.70%, 03/13/23	250,000	261,230
3.15%, 03/15/25	400,000	431,836
3.35%, 05/03/26 (a)	500,000	545,185
1.38%, 09/15/30 (a)	350,000	320,600
4.35%, 11/03/45 (a)	600,000	714,972
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	447,226
6.13%, 11/01/34	50,000	66,554
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	108,685
4.50%, 03/01/26 (a)	350,000	396,473
3.45%, 08/15/27 (a)	150,000	163,980
3.90%, 05/01/29 (a)	25,000	27,665
2.05%, 08/15/30 (a)	250,000	237,763
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	320,000	370,781
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	281,052
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	162,000	172,347
4.35%, 04/20/28 (a)	550,000	615,664
5.00%, 04/20/48 (a)	500,000	604,395
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	137,890
3.50%, 10/15/50 (a)	250,000	244,123
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	278,975
4.63%, 04/29/30 (a)	250,000	272,943
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	300,000	338,100
3.40%, 06/15/30 (a)	200,000	209,762
2.45%, 03/15/31 (a)	250,000	242,258
First American Financial Corp.
4.60%, 11/15/24	150,000	167,187
4.00%, 05/15/30 (a)	100,000	108,165
Globe Life, Inc.
4.55%, 09/15/28 (a)	270,000	311,264
2.15%, 08/15/30 (a)	250,000	240,298
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	169,680
2.50%, 09/01/30 (a)	100,000	98,257
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	20,000	20,767
5.95%, 10/15/36	300,000	392,196
6.10%, 10/01/41	150,000	206,012
4.40%, 03/15/48 (a)	150,000	173,471
3.60%, 08/19/49 (a)	250,000	260,670
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	655,692
4.50%, 04/01/25 (a)	200,000	224,692
3.95%, 03/15/27 (a)	100,000	111,640
3.13%, 08/15/29 (a)	200,000	209,078
4.88%, 04/01/30 (a)	200,000	235,588
4.63%, 12/01/42 (a)	100,000	116,778
4.95%, 10/01/44 (a)	250,000	301,810
4.80%, 03/15/47 (a)	150,000	179,765
3.95%, 08/15/49 (a)	150,000	161,885
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	109,251
2.40%, 09/30/30 (a)	200,000	191,736
Lincoln National Corp.
3.35%, 03/09/25	168,000	182,178
3.63%, 12/12/26 (a)	104,000	114,701
3.80%, 03/01/28 (a)	600,000	664,056
3.05%, 01/15/30 (a)	50,000	52,066
3.40%, 01/15/31 (a)	250,000	266,900
6.30%, 10/09/37	150,000	200,670
7.00%, 06/15/40	150,000	216,611
4.35%, 03/01/48 (a)	150,000	168,141
Loews Corp.
2.63%, 05/15/23 (a)	150,000	155,913
3.75%, 04/01/26 (a)	250,000	276,012
3.20%, 05/15/30 (a)	300,000	318,384
6.00%, 02/01/35	100,000	130,895
4.13%, 05/15/43 (a)	100,000	108,982
Manulife Financial Corp.
4.15%, 03/04/26	350,000	394,170
2.48%, 05/19/27 (a)	250,000	259,733
4.06%, 02/24/32 (a)(b)	250,000	275,548
5.38%, 03/04/46	200,000	265,966
Markel Corp.
3.50%, 11/01/27 (a)	500,000	546,615
3.35%, 09/17/29 (a)	100,000	106,355
5.00%, 04/05/46	75,000	92,957
4.30%, 11/01/47 (a)	50,000	56,087
5.00%, 05/20/49 (a)	200,000	251,530
4.15%, 09/17/50 (a)	250,000	276,972
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	350,000	383,642
3.50%, 06/03/24 (a)	500,000	539,570
3.75%, 03/14/26 (a)	250,000	276,345

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 03/15/29 (a)	500,000	574,620
2.25%, 11/15/30 (a)	275,000	270,559
4.75%, 03/15/39 (a)	250,000	309,100
4.35%, 01/30/47 (a)	300,000	352,308
4.20%, 03/01/48 (a)	100,000	115,349
4.90%, 03/15/49 (a)	500,000	640,125
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	112,840
MetLife, Inc.
3.60%, 04/10/24	1,215,000	1,321,543
3.00%, 03/01/25	100,000	107,358
3.60%, 11/13/25 (a)	250,000	275,383
4.55%, 03/23/30 (a)	400,000	467,128
5.70%, 06/15/35	600,000	812,064
6.40%, 12/15/36 (a)	700,000	881,867
10.75%, 08/01/39 (a)(b)	100,000	168,594
5.88%, 02/06/41	250,000	345,782
4.13%, 08/13/42	250,000	285,385
4.88%, 11/13/43	100,000	126,456
4.72%, 12/15/44	150,000	184,940
4.05%, 03/01/45	150,000	170,376
4.60%, 05/13/46 (a)	650,000	795,476
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	77,789
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	278,192
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	174,928
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	264,010
3.10%, 11/15/26 (a)	150,000	161,846
3.70%, 05/15/29 (a)	150,000	164,978
2.13%, 06/15/30 (a)	250,000	241,355
4.63%, 09/15/42	200,000	231,872
4.35%, 05/15/43	250,000	282,727
4.30%, 11/15/46 (a)	50,000	57,080
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	350,000	395,465
2.10%, 03/10/30 (a)	250,000	248,108
5.75%, 07/15/33	100,000	128,931
5.70%, 12/14/36	90,000	121,601
6.63%, 12/01/37	300,000	420,909
3.00%, 03/10/40 (a)	200,000	200,110
5.88%, 09/15/42 (a)(b)	550,000	581,691
5.63%, 06/15/43 (a)(b)	600,000	642,978
5.20%, 03/15/44 (a)(b)	100,000	106,743
4.60%, 05/15/44	300,000	360,186
5.38%, 05/15/45 (a)(b)	300,000	329,412
3.91%, 12/07/47 (a)	350,000	380,310
4.42%, 03/27/48 (a)	250,000	291,812
5.70%, 09/15/48 (a)(b)	200,000	229,306
3.94%, 12/07/49 (a)	500,000	549,045
4.35%, 02/25/50 (a)	250,000	289,830
3.70%, 10/01/50 (a)(b)	250,000	252,600
3.70%, 03/13/51 (a)	450,000	477,027
Prudential PLC
3.13%, 04/14/30	350,000	369,565
Reinsurance Group of America, Inc.
4.70%, 09/15/23	365,000	400,587
3.90%, 05/15/29 (a)	200,000	219,554
3.15%, 06/15/30 (a)	150,000	155,853
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	324,726
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	117,574
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Swiss Re America Holding Corp.
7.00%, 02/15/26	100,000	125,356
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	636,574
3.20%, 03/26/30 (a)	150,000	162,012
6.25%, 12/01/32	110,000	148,683
4.35%, 04/25/44	150,000	177,830
3.70%, 01/26/45	150,000	162,216
4.13%, 04/15/47 (a)	250,000	288,970
4.20%, 03/15/48 (a)	125,000	146,725
3.95%, 03/26/50 (a)	200,000	227,678
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	254,197
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	73,123
6.25%, 06/15/37	500,000	706,730
4.60%, 08/01/43	200,000	246,152
4.30%, 08/25/45 (a)	200,000	235,430
3.75%, 05/15/46 (a)	200,000	218,306
4.00%, 05/30/47 (a)	150,000	171,495
4.10%, 03/04/49 (a)	350,000	409,241
2.55%, 04/27/50 (a)	350,000	314,870
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	418,323
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	123,885
UnitedHealth Group, Inc.
2.88%, 03/15/22 (a)	250,000	254,670
3.35%, 07/15/22	500,000	519,585
2.38%, 10/15/22	380,000	392,297
2.75%, 02/15/23 (a)	250,000	259,635
2.88%, 03/15/23	400,000	419,608
3.50%, 06/15/23	382,000	407,816
3.50%, 02/15/24	250,000	270,940
2.38%, 08/15/24	450,000	474,462
3.75%, 07/15/25	750,000	831,292
1.25%, 01/15/26	100,000	100,228
3.10%, 03/15/26	350,000	380,495
3.85%, 06/15/28	450,000	506,223
3.88%, 12/15/28	350,000	395,017
2.88%, 08/15/29	300,000	317,991
2.00%, 05/15/30	500,000	492,130
4.63%, 07/15/35	500,000	610,925
5.80%, 03/15/36	200,000	270,622
6.63%, 11/15/37	550,000	814,599
6.88%, 02/15/38	750,000	1,131,517
3.50%, 08/15/39 (a)	400,000	432,664
2.75%, 05/15/40 (a)	500,000	489,895
5.70%, 10/15/40 (a)	100,000	137,861
5.95%, 02/15/41 (a)	150,000	212,315
4.63%, 11/15/41 (a)	73,000	89,871
4.75%, 07/15/45	750,000	941,925
4.20%, 01/15/47 (a)	400,000	467,452
4.25%, 04/15/47 (a)	250,000	293,972
3.75%, 10/15/47 (a)	200,000	219,298
4.25%, 06/15/48 (a)	500,000	596,325
4.45%, 12/15/48 (a)	350,000	429,730
3.70%, 08/15/49 (a)	400,000	438,208
2.90%, 05/15/50 (a)	400,000	384,708
3.88%, 08/15/59 (a)	450,000	504,540
3.13%, 05/15/60 (a)	400,000	394,908
Unum Group
4.00%, 03/15/24	100,000	108,769
4.50%, 03/15/25 (a)	100,000	111,789
4.00%, 06/15/29 (a)	300,000	325,836
5.75%, 08/15/42	100,000	116,895
4.50%, 12/15/49 (a)	400,000	404,940

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Voya Financial, Inc.
3.65%, 06/15/26	750,000	831,907
4.80%, 06/15/46	275,000	325,944
4.70%, 01/23/48 (a)(b)	100,000	101,910
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	431,636
4.50%, 09/15/28 (a)	300,000	341,736
2.95%, 09/15/29 (a)	200,000	207,944
5.05%, 09/15/48 (a)	150,000	187,169
3.88%, 09/15/49 (a)	100,000	106,890
WR Berkley Corp.
4.63%, 03/15/22	150,000	156,069
4.00%, 05/12/50 (a)	100,000	108,137
XLIT Ltd.
5.25%, 12/15/43	250,000	326,900
5.50%, 03/31/45	100,000	128,632
		100,456,162
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	250,000	252,910
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	280,850
3.80%, 04/15/26 (a)	150,000	165,830
3.95%, 01/15/28 (a)	250,000	278,102
2.75%, 12/15/29 (a)	50,000	51,123
4.70%, 07/01/30 (a)	250,000	291,180
4.90%, 12/15/30 (a)	250,000	297,255
3.38%, 08/15/31 (a)	230,000	242,915
1.88%, 02/01/33 (a)	250,000	227,068
4.85%, 04/15/49 (a)	150,000	179,391
4.00%, 02/01/50 (a)	150,000	160,805
3.00%, 05/18/51 (a)	200,000	182,488
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	264,437
3.30%, 07/15/26 (a)	250,000	268,650
2.85%, 02/01/30 (a)	200,000	200,430
3.88%, 01/30/31 (a)	125,000	134,909
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	209,175
4.90%, 02/15/29 (a)	100,000	114,366
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	762,699
3.45%, 06/01/25 (a)	150,000	163,170
3.35%, 05/15/27 (a)	250,000	272,227
3.20%, 01/15/28 (a)	250,000	265,487
3.30%, 06/01/29 (a)	150,000	160,020
2.30%, 03/01/30 (a)	250,000	248,158
2.45%, 01/15/31 (a)	350,000	349,576
4.35%, 04/15/48 (a)	150,000	174,522
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,051,310
3.13%, 09/01/23 (a)	500,000	526,315
3.80%, 02/01/24 (a)	100,000	107,847
3.65%, 02/01/26 (a)	200,000	218,544
2.75%, 10/01/26 (a)	150,000	158,030
4.50%, 12/01/28 (a)	250,000	284,802
3.40%, 06/21/29 (a)	350,000	369,726
2.90%, 03/15/30 (a)	200,000	202,268
3.25%, 01/30/31 (a)	283,000	293,270
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	213,882
3.95%, 11/15/27 (a)	100,000	106,863
4.55%, 10/01/29 (a)	150,000	159,615
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	270,610
3.90%, 03/15/27 (a)	200,000	217,922
4.13%, 05/15/29 (a)	500,000	542,530
4.05%, 07/01/30 (a)	550,000	594,495
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	168,468
3.15%, 07/01/29 (a)	366,000	386,840
2.80%, 05/15/30 (a)	250,000	256,512
3.35%, 11/01/49 (a)	100,000	102,752
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	200,000	206,864
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	254,897
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	275,342
4.38%, 02/15/29 (a)	118,000	131,964
3.00%, 02/15/30 (a)	150,000	152,765
2.00%, 02/15/31 (a)	250,000	234,378
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	211,394
3.45%, 11/15/29 (a)	200,000	206,216
2.15%, 11/01/30 (a)	250,000	231,795
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	407,651
4.45%, 07/15/28 (a)	300,000	339,630
3.60%, 07/01/29 (a)	300,000	324,402
Duke Realty LP
3.75%, 12/01/24 (a)	550,000	601,815
2.88%, 11/15/29 (a)	150,000	154,272
1.75%, 07/01/30 (a)	250,000	233,690
3.05%, 03/01/50 (a)	100,000	92,467
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	270,655
2.85%, 11/01/26 (a)	650,000	692,100
3.25%, 08/01/27 (a)	250,000	270,737
3.50%, 03/01/28 (a)	200,000	216,656
4.15%, 12/01/28 (a)	50,000	56,213
3.00%, 07/01/29 (a)	200,000	208,538
4.50%, 07/01/44 (a)	150,000	178,019
4.50%, 06/01/45 (a)	250,000	293,355
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	157,203
3.88%, 05/01/24 (a)	300,000	325,302
3.50%, 04/01/25 (a)	300,000	324,270
3.63%, 05/01/27 (a)	150,000	163,797
4.00%, 03/01/29 (a)	150,000	165,933
3.00%, 01/15/30 (a)	150,000	153,872
1.65%, 01/15/31 (a)	150,000	137,129
2.65%, 03/15/32 (a)	200,000	197,070
4.50%, 03/15/48 (a)	114,000	130,320
2.65%, 09/01/50 (a)	100,000	83,602
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	200,000	216,166
1.25%, 02/15/26 (a)	150,000	148,194
3.25%, 07/15/27 (a)	200,000	212,520
3.20%, 06/15/29 (a)	100,000	103,584
4.50%, 12/01/44 (a)	200,000	222,680
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	146,478
2.05%, 03/15/31 (a)	250,000	235,270
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	250,000	273,722
3.75%, 07/01/27 (a)	650,000	719,836
2.00%, 03/15/31 (a)	250,000	233,498

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	250,000	269,060
4.00%, 06/01/25 (a)	150,000	165,867
3.25%, 07/15/26 (a)	300,000	324,816
3.50%, 07/15/29 (a)	250,000	268,747
3.00%, 01/15/30 (a)	250,000	258,020
6.75%, 02/01/41 (a)	250,000	344,012
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	437,132
3.05%, 02/15/30 (a)	150,000	151,626
2.60%, 02/01/31 (a)	250,000	244,173
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	400,000	422,628
3.88%, 04/01/24 (a)	200,000	212,084
3.38%, 12/15/29 (a)	300,000	298,401
3.50%, 09/15/30 (a)	375,000	377,265
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	161,867
4.65%, 04/01/29 (a)	250,000	279,532
3.25%, 01/15/30 (a)	150,000	151,061
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	260,950
4.38%, 10/01/25 (a)	350,000	385,766
4.25%, 08/15/29 (a)	200,000	219,846
3.05%, 02/15/30 (a)	200,000	201,954
2.50%, 11/15/32 (a)	250,000	235,220
Kimco Realty Corp.
3.40%, 11/01/22 (a)	513,000	534,536
2.80%, 10/01/26 (a)	550,000	582,499
1.90%, 03/01/28 (a)	250,000	244,555
2.70%, 10/01/30 (a)	300,000	300,603
4.25%, 04/01/45 (a)	150,000	162,015
4.45%, 09/01/47 (a)	200,000	221,696
3.70%, 10/01/49 (a)	150,000	150,657
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	244,323
Life Storage LP
3.88%, 12/15/27 (a)	350,000	387,719
4.00%, 06/15/29 (a)	150,000	162,683
2.20%, 10/15/30 (a)	300,000	284,640
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	270,642
4.00%, 11/15/25 (a)	150,000	166,131
3.60%, 06/01/27 (a)	60,000	65,492
4.20%, 06/15/28 (a)	350,000	392,763
2.75%, 03/15/30 (a)	100,000	101,390
1.70%, 02/15/31 (a)	250,000	230,210
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	94,096
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	108,704
3.60%, 12/15/26 (a)	250,000	271,445
3.50%, 10/15/27 (a)	125,000	134,650
4.30%, 10/15/28 (a)	200,000	223,686
2.50%, 04/15/30 (a)	100,000	98,400
4.80%, 10/15/48 (a)	150,000	177,581
3.10%, 04/15/50 (a)	200,000	182,014
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	179,513
4.25%, 05/15/24 (a)	250,000	263,332
4.50%, 02/01/25 (a)	67,000	70,875
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	850,000	929,925
4.50%, 01/15/25 (a)	50,000	54,302
5.25%, 01/15/26 (a)	100,000	113,702
4.50%, 04/01/27 (a)	100,000	109,165
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 01/15/28 (a)	93,000	102,318
3.63%, 10/01/29 (a)	150,000	153,362
3.38%, 02/01/31 (a)	250,000	247,810
Physicians Realty LP
4.30%, 03/15/27 (a)	250,000	274,802
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	244,945
Prologis LP
3.25%, 10/01/26 (a)	150,000	164,576
4.38%, 02/01/29 (a)	25,000	28,838
2.25%, 04/15/30 (a)	350,000	345,429
1.25%, 10/15/30 (a)	350,000	317,821
1.63%, 03/15/31 (a)	200,000	185,982
3.00%, 04/15/50 (a)	400,000	384,468
2.13%, 10/15/50 (a)	300,000	241,008
Public Storage
0.88%, 02/15/26 (a)	200,000	195,752
3.09%, 09/15/27 (a)	250,000	271,242
3.39%, 05/01/29 (a)	150,000	164,174
Realty Income Corp.
3.88%, 07/15/24 (a)	650,000	709,215
0.75%, 03/15/26 (a)	250,000	241,040
3.00%, 01/15/27 (a)	500,000	530,915
3.65%, 01/15/28 (a)	500,000	546,040
3.25%, 01/15/31 (a)	350,000	370,296
4.65%, 03/15/47 (a)	200,000	242,442
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	270,877
4.13%, 03/15/28 (a)	200,000	219,036
2.95%, 09/15/29 (a)	150,000	153,087
4.40%, 02/01/47 (a)	300,000	322,833
4.65%, 03/15/49 (a)	50,000	55,455
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	250,000	264,727
Sabra Health Care LP
4.80%, 06/01/24 (a)	150,000	163,841
5.13%, 08/15/26 (a)	100,000	111,364
3.90%, 10/15/29 (a)	150,000	153,864
Simon Property Group LP
2.35%, 01/30/22 (a)	300,000	303,504
2.75%, 02/01/23 (a)	500,000	518,110
2.75%, 06/01/23 (a)	500,000	521,650
3.75%, 02/01/24 (a)	250,000	269,602
2.00%, 09/13/24 (a)	125,000	129,425
3.38%, 10/01/24 (a)	100,000	107,653
3.50%, 09/01/25 (a)	150,000	162,876
3.30%, 01/15/26 (a)	250,000	267,927
3.38%, 06/15/27 (a)	750,000	808,995
3.38%, 12/01/27 (a)	50,000	53,848
2.45%, 09/13/29 (a)	450,000	445,914
2.65%, 07/15/30 (a)	50,000	49,873
2.20%, 02/01/31 (a)	100,000	95,702
6.75%, 02/01/40 (a)	420,000	595,329
4.75%, 03/15/42 (a)	250,000	290,260
4.25%, 10/01/44 (a)	150,000	161,978
4.25%, 11/30/46 (a)	100,000	107,610
3.25%, 09/13/49 (a)	450,000	422,320
3.80%, 07/15/50 (a)	450,000	459,724
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	156,741
4.25%, 02/01/26 (a)	200,000	213,262
4.70%, 06/01/27 (a)	204,000	223,209
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	259,205

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	66,591
3.20%, 01/15/27 (a)	200,000	208,996
3.40%, 01/15/30 (a)	250,000	259,415
3.20%, 02/15/31 (a)	250,000	251,265
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	93,723
4.63%, 03/15/29 (a)	150,000	166,782
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	102,763
3.88%, 07/15/27 (a)	150,000	158,243
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	160,085
3.50%, 01/15/28 (a)	145,000	155,360
4.40%, 01/26/29 (a)	150,000	169,398
3.00%, 08/15/31 (a)	600,000	612,756
2.10%, 08/01/32 (a)	100,000	93,253
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	157,091
3.50%, 04/15/24 (a)	150,000	161,771
3.75%, 05/01/24 (a)	150,000	161,984
2.65%, 01/15/25 (a)	300,000	313,830
4.13%, 01/15/26 (a)	150,000	168,207
3.25%, 10/15/26 (a)	200,000	215,246
4.00%, 03/01/28 (a)	500,000	552,920
4.40%, 01/15/29 (a)	150,000	168,080
4.75%, 11/15/30 (a)	200,000	231,678
5.70%, 09/30/43 (a)	250,000	309,925
4.88%, 04/15/49 (a)	250,000	282,397
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	218,952
4.63%, 11/01/25 (a)	150,000	169,430
3.95%, 08/15/27 (a)	550,000	604,664
3.40%, 01/15/28 (a)	250,000	264,505
3.10%, 12/15/29 (a)	100,000	102,385
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	158,555
Welltower, Inc.
3.75%, 03/15/23 (a)	350,000	369,344
3.95%, 09/01/23	100,000	108,134
4.50%, 01/15/24 (a)	400,000	438,144
3.63%, 03/15/24 (a)	300,000	323,799
4.00%, 06/01/25 (a)	200,000	220,190
4.13%, 03/15/29 (a)	400,000	442,340
3.10%, 01/15/30 (a)	150,000	154,602
2.75%, 01/15/31 (a)	250,000	249,978
6.50%, 03/15/41 (a)	300,000	398,127
4.95%, 09/01/48 (a)	150,000	178,227
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	93,656
4.00%, 02/01/25 (a)	400,000	434,672
3.85%, 07/15/29 (a)	100,000	108,160
2.40%, 02/01/31 (a)	200,000	192,190
2.25%, 04/01/33 (a)	150,000	140,240
		61,104,905
		674,482,486

Industrial 16.4%
Basic Industry 0.8%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	250,000	261,002
3.35%, 07/31/24 (a)	20,000	21,633
1.50%, 10/15/25 (a)	250,000	254,020
1.85%, 05/15/27 (a)	250,000	252,948
2.05%, 05/15/30 (a)	250,000	246,665
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 05/15/40 (a)	300,000	287,481
2.80%, 05/15/50 (a)	300,000	279,903
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	165,254
5.45%, 12/01/44 (a)	100,000	117,132
Barrick Gold Corp.
5.25%, 04/01/42	100,000	123,803
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	711,755
5.75%, 05/01/43	50,000	66,037
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	660,350
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	150,000	162,665
6.42%, 03/01/26	200,000	247,574
4.13%, 02/24/42	250,000	287,950
5.00%, 09/30/43	900,000	1,165,005
Cabot Corp.
3.70%, 07/15/22	100,000	103,251
4.00%, 07/01/29 (a)	150,000	158,312
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	265,320
3.50%, 05/08/24 (a)	100,000	107,272
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	217,586
3.88%, 11/02/27 (a)	200,000	215,932
5.50%, 11/02/47 (a)	200,000	233,604
Dow Chemical Co.
3.50%, 10/01/24 (a)	250,000	270,132
4.55%, 11/30/25 (a)	283,000	321,063
4.80%, 11/30/28 (a)	50,000	58,680
7.38%, 11/01/29	450,000	613,350
2.10%, 11/15/30 (a)	250,000	241,453
4.25%, 10/01/34 (a)	500,000	561,365
5.25%, 11/15/41 (a)	200,000	250,840
4.38%, 11/15/42 (a)	600,000	683,184
4.63%, 10/01/44 (a)	350,000	403,749
5.55%, 11/30/48 (a)	350,000	462,220
4.80%, 05/15/49 (a)	250,000	300,447
3.60%, 11/15/50 (a)	250,000	253,153
DuPont de Nemours, Inc.
2.17%, 05/01/23	750,000	753,682
4.21%, 11/15/23 (a)	900,000	977,463
4.49%, 11/15/25 (a)	625,000	707,887
4.73%, 11/15/28 (a)	800,000	930,992
5.32%, 11/15/38 (a)	700,000	879,536
5.42%, 11/15/48 (a)	605,000	791,171
Eastman Chemical Co.
3.60%, 08/15/22 (a)	649,000	672,319
4.80%, 09/01/42 (a)	250,000	296,782
4.65%, 10/15/44 (a)	300,000	350,265
Ecolab, Inc.
2.38%, 08/10/22 (a)	300,000	307,680
2.70%, 11/01/26 (a)	200,000	213,134
3.25%, 12/01/27 (a)	450,000	489,861
4.80%, 03/24/30 (a)	50,000	59,723
1.30%, 01/30/31 (a)	300,000	274,773
3.95%, 12/01/47 (a)	264,000	298,386
2.13%, 08/15/50 (a)	250,000	204,630
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	203,746
2.30%, 07/15/30 (a)	150,000	149,952
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	400,000	428,736
5.50%, 01/17/27	300,000	342,507

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
FMC Corp.
3.20%, 10/01/26 (a)	150,000	161,562
3.45%, 10/01/29 (a)	150,000	159,339
4.50%, 10/01/49 (a)	150,000	169,917
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	300,570
7.75%, 11/15/29	250,000	352,385
Huntsman International LLC
5.13%, 11/15/22 (a)	200,000	211,146
4.50%, 05/01/29 (a)	350,000	388,293
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	284,412
5.00%, 09/26/48 (a)	400,000	494,792
International Paper Co.
5.00%, 09/15/35 (a)	100,000	121,752
7.30%, 11/15/39	300,000	451,224
6.00%, 11/15/41 (a)	200,000	272,954
4.80%, 06/15/44 (a)	500,000	605,780
5.15%, 05/15/46 (a)	150,000	189,927
4.40%, 08/15/47 (a)	300,000	351,027
4.35%, 08/15/48 (a)	800,000	933,752
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	281,505
4.50%, 07/15/27 (a)	150,000	169,259
Linde, Inc.
2.65%, 02/05/25 (a)	400,000	423,356
3.20%, 01/30/26 (a)	550,000	601,326
1.10%, 08/10/30 (a)	200,000	182,224
3.55%, 11/07/42 (a)	100,000	108,540
2.00%, 08/10/50 (a)	100,000	79,253
Lubrizol Corp.
6.50%, 10/01/34	96,000	135,466
LYB International Finance BV
4.00%, 07/15/23	350,000	376,547
5.25%, 07/15/43	250,000	307,402
4.88%, 03/15/44 (a)	250,000	292,805
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	325,800
LYB International Finance III LLC
3.38%, 05/01/30 (a)	250,000	265,307
2.25%, 10/01/30 (a)	200,000	193,856
3.38%, 10/01/40 (a)	250,000	249,045
4.20%, 10/15/49 (a)	300,000	320,967
4.20%, 05/01/50 (a)	550,000	590,403
3.63%, 04/01/51 (a)	250,000	247,160
3.80%, 10/01/60 (a)	250,000	243,443
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	450,000	508,639
4.63%, 02/26/55 (a)	400,000	448,636
Mosaic Co.
3.25%, 11/15/22 (a)	300,000	312,027
4.25%, 11/15/23 (a)	100,000	108,058
4.05%, 11/15/27 (a)	500,000	556,095
4.88%, 11/15/41 (a)	150,000	167,345
5.63%, 11/15/43 (a)	200,000	251,910
Newmont Corp.
3.70%, 03/15/23 (a)	86,000	90,433
2.80%, 10/01/29 (a)	350,000	360,346
2.25%, 10/01/30 (a)	400,000	390,052
5.88%, 04/01/35	350,000	460,579
6.25%, 10/01/39	250,000	348,692
4.88%, 03/15/42 (a)	400,000	489,076
5.45%, 06/09/44 (a)	150,000	194,873
Nucor Corp.
4.13%, 09/15/22 (a)	350,000	365,193
4.00%, 08/01/23 (a)	300,000	321,120
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 05/01/28 (a)	100,000	111,813
2.70%, 06/01/30 (a)	250,000	255,968
2.98%, 12/15/55 (a)(c)	550,000	501,325
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	154,844
3.63%, 03/15/24 (a)	450,000	484,051
3.00%, 04/01/25 (a)	100,000	106,284
4.20%, 04/01/29 (a)	250,000	281,777
4.13%, 03/15/35 (a)	800,000	885,464
5.88%, 12/01/36	100,000	131,573
5.63%, 12/01/40	50,000	64,436
6.13%, 01/15/41 (a)	350,000	472,916
4.90%, 06/01/43 (a)	200,000	237,856
5.25%, 01/15/45 (a)	300,000	378,717
5.00%, 04/01/49 (a)	50,000	62,730
3.95%, 05/13/50 (a)	300,000	326,265
Packaging Corp. of America
3.65%, 09/15/24 (a)	500,000	544,655
3.40%, 12/15/27 (a)	200,000	218,466
4.05%, 12/15/49 (a)	150,000	167,801
PPG Industries, Inc.
3.20%, 03/15/23 (a)	200,000	209,508
2.40%, 08/15/24 (a)	100,000	104,798
2.80%, 08/15/29 (a)	200,000	208,596
2.55%, 06/15/30 (a)	300,000	303,339
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	200,000	213,374
2.15%, 08/15/30 (a)	250,000	240,545
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	528,474
6.13%, 12/15/33	50,000	69,125
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	500,000	548,930
7.13%, 07/15/28	250,000	335,907
5.20%, 11/02/40	350,000	457,751
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	497,368
4.13%, 08/21/42 (a)	100,000	115,126
Rohm & Haas Co.
7.85%, 07/15/29	450,000	605,299
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,645
3.75%, 03/15/27 (a)	250,000	275,507
4.25%, 01/15/48 (a)	250,000	257,073
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	266,560
3.45%, 08/01/25 (a)	100,000	108,472
3.45%, 06/01/27 (a)	450,000	491,076
2.95%, 08/15/29 (a)	300,000	312,606
2.30%, 05/15/30 (a)	200,000	197,312
4.55%, 08/01/45 (a)	150,000	175,169
4.50%, 06/01/47 (a)	400,000	471,316
3.80%, 08/15/49 (a)	200,000	213,114
3.30%, 05/15/50 (a)	150,000	148,886
Southern Copper Corp.
3.88%, 04/23/25	150,000	164,808
7.50%, 07/27/35	350,000	498,232
6.75%, 04/16/40	400,000	552,500
5.25%, 11/08/42	700,000	850,731
5.88%, 04/23/45	295,000	388,241
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	200,000	212,144
2.40%, 06/15/25 (a)	200,000	208,786
1.65%, 10/15/27 (a)	250,000	245,250
3.45%, 04/15/30 (a)	250,000	267,935
3.25%, 10/15/50 (a)	250,000	234,513

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	647,482
5.00%, 01/15/30 (a)	450,000	497,358
3.75%, 01/15/31 (a)	250,000	258,195
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	261,265
6.13%, 10/01/35	400,000	489,968
6.00%, 08/15/40 (a)	150,000	180,533
6.25%, 07/15/41 (a)	350,000	432,705
5.40%, 02/01/43 (a)	100,000	112,991
Vale Overseas Ltd.
6.25%, 08/10/26	700,000	831,971
3.75%, 07/08/30 (a)	500,000	524,045
8.25%, 01/17/34	250,000	351,840
6.88%, 11/21/36	498,000	662,460
6.88%, 11/10/39	450,000	601,204
Vale S.A.
5.63%, 09/11/42	150,000	181,841
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	216,496
3.38%, 06/15/30 (a)	250,000	260,490
5.00%, 08/15/46 (a)	200,000	237,874
4.38%, 11/15/47 (a)	180,000	198,313
WestRock MWV LLC
8.20%, 01/15/30	215,000	293,840
Weyerhaeuser Co.
8.50%, 01/15/25	200,000	252,182
6.95%, 10/01/27	200,000	256,134
4.00%, 11/15/29 (a)	175,000	195,377
7.38%, 03/15/32	450,000	634,000
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	266,835
3.75%, 03/15/25 (a)	600,000	655,056
4.65%, 03/15/26 (a)	250,000	284,292
3.90%, 06/01/28 (a)	250,000	275,920
4.90%, 03/15/29 (a)	300,000	351,690
4.20%, 06/01/32 (a)	250,000	281,200
3.00%, 06/15/33 (a)	250,000	254,423
		63,997,822
Capital Goods 1.6%
3M Co.
2.00%, 06/26/22	100,000	102,187
1.75%, 02/14/23 (a)	200,000	205,414
2.25%, 03/15/23 (a)	400,000	414,836
3.25%, 02/14/24 (a)	250,000	269,208
2.00%, 02/14/25 (a)	450,000	467,775
2.65%, 04/15/25 (a)	550,000	584,628
2.25%, 09/19/26 (a)	100,000	104,922
2.88%, 10/15/27 (a)	300,000	322,473
3.38%, 03/01/29 (a)	150,000	164,214
2.38%, 08/26/29 (a)	350,000	357,651
3.05%, 04/15/30 (a)	200,000	213,366
3.13%, 09/19/46 (a)	200,000	199,452
3.63%, 10/15/47 (a)	200,000	217,788
4.00%, 09/14/48 (a)	550,000	633,292
3.25%, 08/26/49 (a)	300,000	307,257
3.70%, 04/15/50 (a)	250,000	275,267
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	514,145
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	125,000	118,996
Allegion PLC
3.50%, 10/01/29 (a)	110,000	115,677
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	531,165
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	87,555
4.50%, 05/15/28 (a)	300,000	342,675
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	249,650
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	206,442
4.35%, 06/01/29 (a)	350,000	398,352
2.80%, 02/15/30 (a)	250,000	256,793
Avery Dennison Corp.
2.65%, 04/30/30 (a)	200,000	201,298
Berry Global, Inc.
0.95%, 02/15/24 (a)(c)	150,000	149,382
1.57%, 01/15/26 (a)(c)	400,000	394,136
BOC Aviation Ltd.
3.00%, 05/23/22 (a)	200,000	203,726
Boeing Co.
2.13%, 03/01/22 (a)	150,000	151,830
2.70%, 05/01/22	250,000	255,370
1.17%, 02/04/23 (a)	300,000	301,356
2.80%, 03/01/23 (a)	150,000	155,399
4.51%, 05/01/23 (a)	950,000	1,018,314
1.88%, 06/15/23 (a)	100,000	102,007
1.43%, 02/04/24 (a)	500,000	500,925
2.80%, 03/01/24 (a)	250,000	261,385
2.85%, 10/30/24 (a)	100,000	105,019
4.88%, 05/01/25 (a)	1,150,000	1,282,089
2.60%, 10/30/25 (a)	300,000	309,045
2.75%, 02/01/26 (a)	600,000	616,656
2.20%, 02/04/26 (a)	1,850,000	1,845,634
3.10%, 05/01/26 (a)	200,000	209,282
2.70%, 02/01/27 (a)	300,000	304,938
2.80%, 03/01/27 (a)	200,000	203,914
5.04%, 05/01/27 (a)	700,000	798,658
3.45%, 11/01/28 (a)	350,000	362,754
3.20%, 03/01/29 (a)	450,000	457,168
2.95%, 02/01/30 (a)	200,000	198,034
5.15%, 05/01/30 (a)	1,500,000	1,728,585
3.63%, 02/01/31 (a)	500,000	523,285
6.13%, 02/15/33	350,000	433,804
3.60%, 05/01/34 (a)	350,000	350,955
3.25%, 02/01/35 (a)	250,000	242,470
6.63%, 02/15/38	300,000	387,597
3.55%, 03/01/38 (a)	50,000	48,494
3.50%, 03/01/39 (a)	150,000	144,942
6.88%, 03/15/39	200,000	267,354
5.88%, 02/15/40	600,000	737,022
5.71%, 05/01/40 (a)	1,100,000	1,348,864
3.65%, 03/01/47 (a)	350,000	328,650
3.63%, 03/01/48 (a)	100,000	92,666
3.85%, 11/01/48 (a)	150,000	145,664
3.90%, 05/01/49 (a)	300,000	292,251
3.75%, 02/01/50 (a)	425,000	407,668
5.81%, 05/01/50 (a)	1,400,000	1,772,974
3.83%, 03/01/59 (a)	250,000	233,328
3.95%, 08/01/59 (a)	390,000	376,486
5.93%, 05/01/60 (a)	1,150,000	1,475,185
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	434,088
2.75%, 03/01/30 (a)	250,000	252,025
Carrier Global Corp.
2.24%, 02/15/25 (a)	650,000	673,972
2.49%, 02/15/27 (a)	400,000	414,332
2.72%, 02/15/30 (a)	700,000	707,483
2.70%, 02/15/31 (a)(c)	250,000	250,560
3.38%, 04/05/40 (a)	500,000	500,480
3.58%, 04/05/50 (a)(c)	550,000	544,010

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Caterpillar Financial Services Corp.
2.85%, 06/01/22	113,000	116,450
2.40%, 06/06/22	200,000	204,936
1.90%, 09/06/22	150,000	153,455
2.55%, 11/29/22	1,250,000	1,296,462
3.45%, 05/15/23	65,000	69,215
0.65%, 07/07/23	500,000	502,930
0.45%, 09/14/23	250,000	250,165
3.75%, 11/24/23	200,000	217,610
3.65%, 12/07/23	100,000	108,642
2.85%, 05/17/24	150,000	160,233
3.30%, 06/09/24	250,000	270,265
2.15%, 11/08/24	450,000	471,847
3.25%, 12/01/24	100,000	108,831
1.45%, 05/15/25	300,000	304,164
0.80%, 11/13/25	400,000	392,844
0.90%, 03/02/26	300,000	295,287
1.10%, 09/14/27	250,000	241,023
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,050,000	1,136,415
2.60%, 04/09/30 (a)	250,000	256,788
6.05%, 08/15/36	300,000	416,574
5.20%, 05/27/41	275,000	361,408
3.80%, 08/15/42	250,000	282,170
4.30%, 05/15/44 (a)	125,000	150,475
3.25%, 09/19/49 (a)	400,000	411,912
3.25%, 04/09/50 (a)	500,000	512,425
4.75%, 05/15/64 (a)	200,000	264,382
CNH Industrial Capital LLC
4.20%, 01/15/24	440,000	479,604
1.88%, 01/15/26 (a)	200,000	202,374
CNH Industrial NV
4.50%, 08/15/23	350,000	379,613
3.85%, 11/15/27 (a)	150,000	166,565
Crane Co.
4.20%, 03/15/48 (a)	150,000	148,118
Deere & Co.
2.60%, 06/08/22 (a)	450,000	459,949
2.75%, 04/15/25 (a)	500,000	532,920
5.38%, 10/16/29	150,000	187,971
3.10%, 04/15/30 (a)	300,000	321,600
7.13%, 03/03/31	150,000	210,858
3.90%, 06/09/42 (a)	250,000	287,352
2.88%, 09/07/49 (a)	200,000	194,806
3.75%, 04/15/50 (a)	300,000	337,878
Dover Corp.
2.95%, 11/04/29 (a)	300,000	315,243
5.38%, 10/15/35	100,000	124,014
5.38%, 03/01/41 (a)	200,000	243,704
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	300,000	309,210
Eaton Corp.
2.75%, 11/02/22	800,000	830,288
4.00%, 11/02/32	200,000	226,998
4.15%, 11/02/42	350,000	396,249
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	194,274
1.80%, 10/15/27 (a)	200,000	201,056
1.95%, 10/15/30 (a)	150,000	147,102
5.25%, 11/15/39	140,000	182,098
2.75%, 10/15/50 (a)	300,000	278,949
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	254,670
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	432,324
4.30%, 06/15/46 (a)	250,000	282,795
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	216,164
4.00%, 06/15/25 (a)	350,000	386,043
3.25%, 09/15/29 (a)	200,000	209,414
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	205,370
3.38%, 05/15/23 (a)	750,000	796,747
1.88%, 08/15/23 (a)	100,000	103,569
3.25%, 04/01/25 (a)	200,000	216,746
3.50%, 05/15/25 (a)	250,000	273,925
2.13%, 08/15/26 (a)	250,000	259,943
2.63%, 11/15/27 (a)	150,000	158,676
3.75%, 05/15/28 (a)	400,000	446,716
3.63%, 04/01/30 (a)	500,000	554,195
4.25%, 04/01/40 (a)	400,000	471,500
3.60%, 11/15/42 (a)	150,000	163,778
4.25%, 04/01/50 (a)	225,000	270,657
General Electric Co.
2.70%, 10/09/22	500,000	517,415
3.10%, 01/09/23	600,000	627,036
3.45%, 05/15/24 (a)	250,000	268,775
3.45%, 05/01/27 (a)	600,000	652,194
3.63%, 05/01/30 (a)	500,000	538,665
6.75%, 03/15/32	1,000,000	1,341,140
6.15%, 08/07/37	300,000	395,415
5.88%, 01/14/38	1,150,000	1,490,308
6.88%, 01/10/39	700,000	985,551
4.25%, 05/01/40 (a)	500,000	551,030
4.13%, 10/09/42	372,000	401,820
4.50%, 03/11/44	250,000	281,627
4.35%, 05/01/50 (a)	1,300,000	1,445,639
Honeywell International, Inc.
2.15%, 08/08/22 (a)	450,000	460,570
0.48%, 08/19/22 (a)	800,000	800,688
3.35%, 12/01/23	100,000	107,783
2.30%, 08/15/24 (a)	250,000	264,615
1.35%, 06/01/25 (a)	400,000	405,976
2.50%, 11/01/26 (a)	450,000	478,458
2.70%, 08/15/29 (a)	250,000	262,048
1.95%, 06/01/30 (a)	500,000	492,980
5.70%, 03/15/37	200,000	264,788
5.38%, 03/01/41	200,000	265,970
3.81%, 11/21/47 (a)	50,000	55,950
2.80%, 06/01/50 (a)	250,000	238,448
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	107,556
3.50%, 02/15/28 (a)	250,000	268,335
2.30%, 03/15/31 (a)	150,000	146,786
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	205,873
4.20%, 05/01/30 (a)	250,000	278,810
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	257,410
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	286,627
2.65%, 11/15/26 (a)	600,000	640,806
4.88%, 09/15/41 (a)	150,000	191,391
3.90%, 09/01/42 (a)	350,000	401,740
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	549,505
4.30%, 02/21/48 (a)	400,000	452,992
John Deere Capital Corp.
2.95%, 04/01/22	100,000	102,733
2.15%, 09/08/22	500,000	513,560
2.70%, 01/06/23	500,000	521,180
0.25%, 01/17/23	200,000	200,026
2.80%, 01/27/23	150,000	156,900

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.80%, 03/06/23	200,000	209,584
3.45%, 06/07/23	150,000	159,966
0.70%, 07/05/23	50,000	50,396
0.40%, 10/10/23	100,000	100,157
3.45%, 01/10/24	200,000	216,194
2.60%, 03/07/24	400,000	423,788
2.65%, 06/24/24	475,000	505,528
2.05%, 01/09/25	200,000	208,200
3.40%, 09/11/25	100,000	109,563
0.70%, 01/15/26	200,000	195,806
2.65%, 06/10/26	400,000	426,232
2.80%, 09/08/27	350,000	374,265
3.05%, 01/06/28	50,000	53,690
3.45%, 03/07/29	150,000	165,020
2.80%, 07/18/29	500,000	524,820
2.45%, 01/09/30	400,000	408,616
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	270,780
3.90%, 02/14/26 (a)	183,000	202,764
1.75%, 09/15/30 (a)	100,000	93,893
6.00%, 01/15/36	382,000	502,735
4.63%, 07/02/44 (a)	200,000	235,652
5.13%, 09/14/45 (a)	24,000	30,142
4.50%, 02/15/47 (a)	50,000	58,911
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	223,294
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	219,344
3.85%, 12/15/26 (a)	400,000	443,420
4.40%, 06/15/28 (a)	295,000	335,138
4.40%, 06/15/28 (a)	500,000	567,035
2.90%, 12/15/29 (a)	300,000	310,068
6.15%, 12/15/40	150,000	210,389
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	214,360
4.40%, 03/15/29 (a)	326,000	364,461
Legrand France S.A.
8.50%, 02/15/25	250,000	316,935
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	99,596
1.70%, 08/01/27 (a)	300,000	296,034
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	500,000	522,640
3.55%, 01/15/26 (a)	850,000	938,927
1.85%, 06/15/30 (a)	300,000	292,668
3.60%, 03/01/35 (a)	100,000	111,526
5.72%, 06/01/40	315,000	425,814
4.07%, 12/15/42	500,000	585,125
3.80%, 03/01/45 (a)	150,000	166,715
4.70%, 05/15/46 (a)	250,000	315,422
2.80%, 06/15/50 (a)	250,000	237,125
4.09%, 09/15/52 (a)	925,000	1,085,247
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	219,374
3.45%, 06/01/27 (a)	25,000	27,316
2.50%, 03/15/30 (a)	300,000	299,769
4.25%, 12/15/47 (a)	250,000	278,630
Masco Corp.
2.00%, 10/01/30 (a)	200,000	190,988
4.50%, 05/15/47 (a)	350,000	402,640
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	210,430
3.63%, 05/15/30 (a)	200,000	215,142
Northrop Grumman Corp.
3.25%, 08/01/23	250,000	266,248
2.93%, 01/15/25 (a)	400,000	426,416
3.20%, 02/01/27 (a)	500,000	540,810
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 01/15/28 (a)	250,000	267,998
4.40%, 05/01/30 (a)	300,000	346,122
5.05%, 11/15/40	150,000	187,358
4.75%, 06/01/43	500,000	605,545
3.85%, 04/15/45 (a)	550,000	593,835
4.03%, 10/15/47 (a)	700,000	778,519
5.25%, 05/01/50 (a)	450,000	588,109
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	291,316
Oshkosh Corp.
3.10%, 03/01/30 (a)	200,000	206,912
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	515,750
2.29%, 04/05/27 (a)	300,000	308,118
2.57%, 02/15/30 (a)	500,000	504,170
3.36%, 02/15/50 (a)	450,000	443,871
Owens Corning
3.40%, 08/15/26 (a)	150,000	162,557
3.95%, 08/15/29 (a)	200,000	220,548
3.88%, 06/01/30 (a)	100,000	109,623
7.00%, 12/01/36	145,000	198,718
4.30%, 07/15/47 (a)	200,000	219,236
4.40%, 01/30/48 (a)	100,000	110,179
Parker-Hannifin Corp.
3.50%, 09/15/22	150,000	156,581
2.70%, 06/14/24 (a)	250,000	265,268
3.25%, 03/01/27 (a)	100,000	108,333
3.25%, 06/14/29 (a)	370,000	395,748
4.20%, 11/21/34 (a)	250,000	284,360
6.25%, 05/15/38	300,000	410,646
4.45%, 11/21/44 (a)	250,000	293,735
4.10%, 03/01/47 (a)	150,000	169,280
4.00%, 06/14/49 (a)	350,000	395,073
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	285,787
Precision Castparts Corp.
2.50%, 01/15/23 (a)	350,000	361,620
3.25%, 06/15/25 (a)	200,000	216,718
3.90%, 01/15/43 (a)	250,000	266,935
4.38%, 06/15/45 (a)	139,000	157,822
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)	550,000	561,907
2.50%, 12/15/22 (a)(c)	450,000	463,045
3.20%, 03/15/24 (a)	250,000	267,108
3.95%, 08/16/25 (a)	650,000	722,728
3.13%, 05/04/27 (a)	350,000	376,729
4.13%, 11/16/28 (a)	900,000	1,014,075
7.50%, 09/15/29	250,000	343,750
2.25%, 07/01/30 (a)	250,000	246,735
5.40%, 05/01/35	250,000	316,732
4.45%, 11/16/38 (a)	250,000	291,242
4.88%, 10/15/40 (c)	250,000	304,942
4.70%, 12/15/41	250,000	298,812
4.80%, 12/15/43 (a)	290,000	352,402
4.35%, 04/15/47 (a)	400,000	463,512
3.13%, 07/01/50 (a)	300,000	291,159
Republic Services, Inc.
2.50%, 08/15/24 (a)	450,000	474,052
0.88%, 11/15/25 (a)	250,000	244,460
2.90%, 07/01/26 (a)	550,000	587,493
3.38%, 11/15/27 (a)	600,000	655,494
3.95%, 05/15/28 (a)	75,000	83,768
2.30%, 03/01/30 (a)	200,000	198,862
1.45%, 02/15/31 (a)	250,000	228,555
3.05%, 03/01/50 (a)	150,000	144,114

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	110,566
4.20%, 03/01/49 (a)	250,000	298,195
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	250,000	259,133
2.35%, 09/15/24 (a)	150,000	156,998
1.00%, 09/15/25 (a)	250,000	246,073
3.85%, 12/15/25 (a)	500,000	552,625
3.80%, 12/15/26 (a)	150,000	166,644
1.40%, 09/15/27 (a)	350,000	338,516
4.20%, 09/15/28 (a)	50,000	56,396
2.95%, 09/15/29 (a)	400,000	417,380
2.00%, 06/30/30 (a)	350,000	334,645
1.75%, 02/15/31 (a)	250,000	232,345
Snap-on, Inc.
4.10%, 03/01/48 (a)	250,000	288,767
3.10%, 05/01/50 (a)	200,000	201,104
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	414,840
5.75%, 11/01/40 (a)	130,000	161,118
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	287,092
2.30%, 03/15/30 (a)	350,000	351,876
5.20%, 09/01/40	109,000	140,412
4.85%, 11/15/48 (a)	550,000	691,850
4.00%, 03/15/60 (a)(b)	250,000	265,685
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	250,000	248,148
2.75%, 04/01/31 (a)	500,000	500,165
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	270,633
4.00%, 03/15/26 (a)	200,000	219,290
3.65%, 03/15/27 (a)	250,000	270,750
3.90%, 09/17/29 (a)	200,000	218,308
2.45%, 03/15/31 (a)	250,000	243,083
Timken Co.
3.88%, 09/01/24 (a)	150,000	160,703
4.50%, 12/15/28 (a)	150,000	161,610
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	269,980
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	400,000	440,384
United Technologies Corp.
6.05%, 06/01/36	500,000	678,830
6.13%, 07/15/38	600,000	825,672
5.70%, 04/15/40	650,000	865,416
4.50%, 06/01/42	1,000,000	1,189,370
4.15%, 05/15/45 (a)	250,000	280,035
3.75%, 11/01/46 (a)	300,000	320,643
4.05%, 05/04/47 (a)	450,000	501,273
4.63%, 11/16/48 (a)	100,000	121,172
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	143,406
5.25%, 10/01/54 (a)	150,000	167,085
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	225,090
3.50%, 06/01/30 (a)	250,000	268,908
4.50%, 06/15/47 (a)	250,000	287,107
4.70%, 03/01/48 (a)	125,000	147,308
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	225,834
3.50%, 05/01/29 (a)	209,000	225,812
2.60%, 02/01/30 (a)	500,000	504,040
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	464,022
2.40%, 05/15/23 (a)	366,000	379,546
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.75%, 11/15/25 (a)	300,000	293,943
3.15%, 11/15/27 (a)	300,000	325,395
1.15%, 03/15/28 (a)	250,000	236,960
4.10%, 03/01/45 (a)	500,000	567,620
4.15%, 07/15/49 (a)	250,000	285,767
2.50%, 11/15/50 (a)	250,000	216,460
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	350,000	380,845
3.20%, 06/15/25 (a)	250,000	265,613
3.45%, 11/15/26 (a)	300,000	323,616
4.95%, 09/15/28 (a)(e)(f)	500,000	570,570
WW Grainger, Inc.
1.85%, 02/15/25 (a)	200,000	206,170
4.60%, 06/15/45 (a)	150,000	181,703
4.20%, 05/15/47 (a)	500,000	567,430
Xylem, Inc.
3.25%, 11/01/26 (a)	285,000	309,744
1.95%, 01/30/28 (a)	200,000	199,950
2.25%, 01/30/31 (a)	250,000	245,195
4.38%, 11/01/46 (a)	195,000	220,299
		132,497,722
Communications 2.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	328,602
3.40%, 06/15/27 (a)	250,000	274,240
1.35%, 09/15/30 (a)	200,000	181,010
4.50%, 06/15/47 (a)	78,000	92,056
2.50%, 09/15/50 (a)	400,000	337,152
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	723,100
3.63%, 04/22/29 (a)	450,000	483,525
2.88%, 05/07/30 (a)	200,000	203,988
6.13%, 11/15/37	150,000	199,808
6.13%, 03/30/40	1,200,000	1,629,900
4.38%, 07/16/42	500,000	565,205
4.38%, 04/22/49 (a)	550,000	631,697
American Tower Corp.
3.50%, 01/31/23	800,000	842,280
3.00%, 06/15/23	200,000	210,600
5.00%, 02/15/24	350,000	390,750
3.38%, 05/15/24 (a)	250,000	268,123
2.95%, 01/15/25 (a)	280,000	297,668
2.40%, 03/15/25 (a)	350,000	365,054
4.00%, 06/01/25 (a)	100,000	110,228
3.38%, 10/15/26 (a)	250,000	270,195
2.75%, 01/15/27 (a)	65,000	68,002
3.13%, 01/15/27 (a)	100,000	106,632
3.55%, 07/15/27 (a)	450,000	488,466
3.60%, 01/15/28 (a)	300,000	326,094
1.50%, 01/31/28 (a)	250,000	239,158
3.95%, 03/15/29 (a)	250,000	275,298
3.80%, 08/15/29 (a)	750,000	818,025
2.90%, 01/15/30 (a)	150,000	153,450
1.88%, 10/15/30 (a)	250,000	234,190
3.70%, 10/15/49 (a)	300,000	304,377
3.10%, 06/15/50 (a)	550,000	506,781
2.95%, 01/15/51 (a)	250,000	222,980
AT&T, Inc.
3.00%, 06/30/22 (a)	825,000	847,572
2.63%, 12/01/22 (a)	250,000	257,783
4.05%, 12/15/23	150,000	163,907
3.90%, 03/11/24 (a)	400,000	433,836
4.45%, 04/01/24 (a)	350,000	384,696
3.95%, 01/15/25 (a)	350,000	384,941
3.40%, 05/15/25 (a)	750,000	813,727
3.60%, 07/15/25 (a)	250,000	273,520

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 02/17/26 (a)	250,000	280,095
1.70%, 03/25/26 (a)	500,000	500,120
2.95%, 07/15/26 (a)	250,000	268,613
3.80%, 02/15/27 (a)	350,000	386,981
4.25%, 03/01/27 (a)	500,000	562,555
2.30%, 06/01/27 (a)	700,000	714,672
1.65%, 02/01/28 (a)	550,000	533,907
4.10%, 02/15/28 (a)	700,000	784,707
4.35%, 03/01/29 (a)	1,050,000	1,187,823
4.30%, 02/15/30 (a)	1,050,000	1,183,570
2.75%, 06/01/31 (a)	1,200,000	1,197,384
2.25%, 02/01/32 (a)	950,000	901,284
2.55%, 12/01/33 (a)(c)	1,481,000	1,407,083
6.15%, 09/15/34	200,000	257,494
4.50%, 05/15/35 (a)	1,000,000	1,130,820
5.25%, 03/01/37 (a)	950,000	1,149,253
4.90%, 08/15/37 (a)	504,000	594,750
4.85%, 03/01/39 (a)	740,000	861,493
6.00%, 08/15/40 (a)	300,000	394,974
5.35%, 09/01/40	500,000	617,980
3.50%, 06/01/41 (a)	800,000	792,408
5.15%, 03/15/42	450,000	542,542
4.90%, 06/15/42	150,000	175,593
4.30%, 12/15/42 (a)	500,000	547,870
3.10%, 02/01/43 (a)	400,000	374,440
4.65%, 06/01/44 (a)	250,000	279,835
4.80%, 06/15/44 (a)	350,000	401,359
4.35%, 06/15/45 (a)	500,000	548,885
4.85%, 07/15/45 (a)	100,000	115,497
4.75%, 05/15/46 (a)	800,000	919,544
5.15%, 11/15/46 (a)	300,000	365,070
5.65%, 02/15/47 (a)	200,000	257,742
5.45%, 03/01/47 (a)	328,000	411,922
4.50%, 03/09/48 (a)	1,050,000	1,154,863
4.55%, 03/09/49 (a)	859,000	944,960
5.15%, 02/15/50 (a)	450,000	541,183
3.65%, 06/01/51 (a)	900,000	871,641
3.30%, 02/01/52 (a)	1,050,000	953,704
3.50%, 09/15/53 (a)(c)	2,235,000	2,069,565
3.55%, 09/15/55 (a)(c)	2,125,000	1,948,327
5.70%, 03/01/57 (a)	100,000	127,521
3.80%, 12/01/57 (a)(c)	1,975,000	1,886,322
3.65%, 09/15/59 (a)(c)	2,094,000	1,922,795
3.85%, 06/01/60 (a)	400,000	383,964
3.50%, 02/01/61 (a)	400,000	363,728
Bell Canada
4.46%, 04/01/48 (a)	550,000	636,724
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	273,988
5.13%, 12/04/28 (a)	1,250,000	1,473,075
9.63%, 12/15/30 (e)(f)	100,000	154,849
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	532,610
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	650,000	677,956
4.50%, 02/01/24 (a)	450,000	492,651
4.91%, 07/23/25 (a)	1,800,000	2,043,450
3.75%, 02/15/28 (a)	425,000	460,934
4.20%, 03/15/28 (a)	250,000	276,193
5.05%, 03/30/29 (a)	500,000	576,435
2.80%, 04/01/31 (a)	500,000	493,305
6.38%, 10/23/35 (a)	800,000	1,037,944
5.38%, 04/01/38 (a)	550,000	654,533
3.50%, 06/01/41 (a)	100,000	95,077
6.48%, 10/23/45 (a)	1,200,000	1,575,072
5.38%, 05/01/47 (a)	950,000	1,104,698
5.75%, 04/01/48 (a)	600,000	729,438
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.13%, 07/01/49 (a)	600,000	678,408
4.80%, 03/01/50 (a)	1,050,000	1,133,989
3.70%, 04/01/51 (a)	500,000	468,280
3.90%, 06/01/52 (a)	300,000	288,531
6.83%, 10/23/55 (a)	300,000	417,849
3.85%, 04/01/61 (a)	400,000	367,304
Comcast Corp.
3.00%, 02/01/24 (a)	450,000	480,780
3.60%, 03/01/24	450,000	489,780
3.70%, 04/15/24 (a)	950,000	1,037,647
3.38%, 02/15/25 (a)	200,000	217,606
3.10%, 04/01/25 (a)	750,000	810,007
3.38%, 08/15/25 (a)	550,000	599,758
3.95%, 10/15/25 (a)	1,150,000	1,285,516
3.15%, 03/01/26 (a)	750,000	813,735
2.35%, 01/15/27 (a)	550,000	573,160
3.30%, 02/01/27 (a)	530,000	578,479
3.15%, 02/15/28 (a)	750,000	810,390
3.55%, 05/01/28 (a)	292,000	322,479
4.15%, 10/15/28 (a)	1,500,000	1,717,365
2.65%, 02/01/30 (a)	500,000	513,260
3.40%, 04/01/30 (a)	500,000	541,485
4.25%, 10/15/30 (a)	500,000	577,460
1.95%, 01/15/31 (a)	950,000	916,104
1.50%, 02/15/31 (a)	350,000	324,527
4.25%, 01/15/33	650,000	755,683
7.05%, 03/15/33	250,000	355,973
5.65%, 06/15/35	100,000	132,428
4.40%, 08/15/35 (a)	230,000	270,071
6.50%, 11/15/35	250,000	354,403
3.20%, 07/15/36 (a)	250,000	261,573
6.95%, 08/15/37	400,000	599,568
3.90%, 03/01/38 (a)	500,000	562,030
4.60%, 10/15/38 (a)	1,200,000	1,451,100
3.25%, 11/01/39 (a)	100,000	103,253
3.75%, 04/01/40 (a)	450,000	494,856
4.65%, 07/15/42	150,000	183,006
4.50%, 01/15/43	100,000	120,039
4.75%, 03/01/44	500,000	617,200
4.60%, 08/15/45 (a)	822,000	1,000,826
3.40%, 07/15/46 (a)	550,000	567,160
4.00%, 08/15/47 (a)	266,000	297,941
3.97%, 11/01/47 (a)	848,000	950,879
4.00%, 03/01/48 (a)	600,000	673,026
4.70%, 10/15/48 (a)	1,250,000	1,547,175
4.00%, 11/01/49 (a)	1,000,000	1,117,120
3.45%, 02/01/50 (a)	500,000	514,710
2.80%, 01/15/51 (a)	500,000	459,225
2.45%, 08/15/52 (a)	350,000	298,673
4.05%, 11/01/52 (a)	500,000	568,045
4.95%, 10/15/58 (a)	900,000	1,185,858
2.65%, 08/15/62 (a)	350,000	298,942
Crown Castle International Corp.
3.20%, 09/01/24 (a)	350,000	375,655
1.35%, 07/15/25 (a)	100,000	99,819
4.45%, 02/15/26 (a)	500,000	563,500
3.70%, 06/15/26 (a)	250,000	273,345
1.05%, 07/15/26 (a)	100,000	96,837
4.00%, 03/01/27 (a)	200,000	221,432
3.65%, 09/01/27 (a)	300,000	328,317
3.80%, 02/15/28 (a)	350,000	381,875
3.10%, 11/15/29 (a)	200,000	206,636
3.30%, 07/01/30 (a)	350,000	366,251
2.25%, 01/15/31 (a)	400,000	383,732
2.10%, 04/01/31 (a)	350,000	330,750
2.90%, 04/01/41 (a)	300,000	276,264
4.75%, 05/15/47 (a)	450,000	517,243
4.00%, 11/15/49 (a)	150,000	156,683

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 07/01/50 (a)	100,000	106,950
3.25%, 01/15/51 (a)	300,000	277,839
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	1,200,000	1,781,424
9.25%, 06/01/32	100,000	160,333
Discovery Communications LLC
2.95%, 03/20/23 (a)	263,000	274,798
3.90%, 11/15/24 (a)	400,000	437,600
3.45%, 03/15/25 (a)	250,000	268,363
4.90%, 03/11/26 (a)	100,000	113,995
3.95%, 03/20/28 (a)	750,000	820,110
4.13%, 05/15/29 (a)	250,000	276,070
3.63%, 05/15/30 (a)	450,000	481,797
6.35%, 06/01/40	150,000	200,270
4.88%, 04/01/43	300,000	344,715
5.20%, 09/20/47 (a)	450,000	530,217
5.30%, 05/15/49 (a)	100,000	120,025
4.65%, 05/15/50 (a)	350,000	386,620
4.00%, 09/15/55 (a)(c)	1,064,000	1,051,594
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	25,000	28,863
2.95%, 02/15/51 (a)	250,000	231,118
Fox Corp.
4.03%, 01/25/24 (a)	250,000	271,568
3.05%, 04/07/25 (a)	150,000	159,945
4.71%, 01/25/29 (a)	650,000	750,269
3.50%, 04/08/30 (a)	300,000	319,959
5.48%, 01/25/39 (a)	350,000	437,545
5.58%, 01/25/49 (a)	550,000	702,746
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	357,336
6.63%, 01/15/40	550,000	712,569
5.00%, 05/13/45 (a)	400,000	440,844
6.13%, 01/31/46 (a)	250,000	318,733
5.25%, 05/24/49 (a)	200,000	230,336
Interpublic Group of Cos., Inc.
4.20%, 04/15/24	75,000	82,538
4.75%, 03/30/30 (a)	300,000	348,645
2.40%, 03/01/31 (a)	200,000	195,520
5.40%, 10/01/48 (a)	150,000	186,312
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	266,040
Moody's Corp.
4.50%, 09/01/22 (a)	276,000	289,369
4.88%, 02/15/24 (a)	100,000	110,757
3.75%, 03/24/25 (a)	250,000	273,888
3.25%, 01/15/28 (a)	250,000	268,888
4.25%, 02/01/29 (a)	200,000	227,374
5.25%, 07/15/44	100,000	129,789
4.88%, 12/17/48 (a)	200,000	246,270
2.55%, 08/18/60 (a)	250,000	202,678
NBCUniversal Media LLC
6.40%, 04/30/40	200,000	291,564
5.95%, 04/01/41	1,050,000	1,471,837
4.45%, 01/15/43	100,000	118,455
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	250,000	248,110
4.20%, 06/01/30 (a)	200,000	225,128
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	350,000	362,369
3.65%, 11/01/24 (a)	250,000	271,950
3.60%, 04/15/26 (a)	500,000	548,805
Orange S.A.
9.00%, 03/01/31	800,000	1,237,592
5.38%, 01/13/42	300,000	391,470
5.50%, 02/06/44 (a)	300,000	401,871
Security Rate, Maturity Date	Face Amount ($)	Value ($)
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	263,418
4.00%, 03/18/29 (a)	350,000	387,950
3.00%, 05/22/30 (a)	250,000	259,965
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	400,000	416,312
4.10%, 10/01/23 (a)	250,000	269,353
3.63%, 12/15/25 (a)	270,000	294,924
2.90%, 11/15/26 (a)	100,000	105,892
4.50%, 03/15/43 (a)	100,000	111,511
5.45%, 10/01/43 (a)	250,000	311,780
5.00%, 03/15/44 (a)	500,000	595,835
4.30%, 02/15/48 (a)	200,000	217,352
4.35%, 05/01/49 (a)	450,000	491,719
3.70%, 11/15/49 (a)	400,000	399,824
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	277,680
2.95%, 01/22/27 (a)	300,000	320,667
2.50%, 12/01/29 (a)	200,000	204,994
1.25%, 08/15/30 (a)	250,000	228,845
3.25%, 12/01/49 (a)	200,000	206,858
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	1,100,000	1,186,889
1.50%, 02/15/26 (a)	250,000	247,850
3.75%, 04/15/27 (a)(c)	1,400,000	1,530,116
2.05%, 02/15/28 (a)	750,000	736,245
3.88%, 04/15/30 (a)(c)	2,300,000	2,497,018
2.55%, 02/15/31 (a)(c)	750,000	733,665
2.25%, 11/15/31 (a)(c)	250,000	237,578
4.38%, 04/15/40 (a)(c)	900,000	996,579
3.00%, 02/15/41 (a)	400,000	372,852
4.50%, 04/15/50 (a)(c)	1,100,000	1,231,868
3.30%, 02/15/51 (a)(c)	1,000,000	933,630
3.60%, 11/15/60 (a)(c)	500,000	476,660
TCI Communications, Inc.
7.88%, 02/15/26	100,000	129,966
7.13%, 02/15/28	350,000	460,796
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	161,900
4.10%, 03/08/27	350,000	391,643
7.05%, 06/20/36	650,000	906,392
4.67%, 03/06/38	250,000	282,100
5.21%, 03/08/47	1,000,000	1,173,920
4.90%, 03/06/48	500,000	570,140
5.52%, 03/01/49 (a)	650,000	802,256
Telefonica Europe BV
8.25%, 09/15/30	450,000	641,970
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	213,082
3.70%, 09/15/27 (a)	250,000	278,070
4.60%, 11/16/48 (a)	150,000	176,199
4.30%, 06/15/49 (a)	200,000	225,592
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	434,204
5.85%, 04/15/40	200,000	257,678
5.65%, 11/23/43 (a)	150,000	190,227
Time Warner Cable LLC
6.55%, 05/01/37	300,000	395,241
7.30%, 07/01/38	550,000	768,982
6.75%, 06/15/39	400,000	536,516
5.88%, 11/15/40 (a)	900,000	1,119,141
5.50%, 09/01/41 (a)	550,000	657,580
4.50%, 09/15/42 (a)	250,000	267,725
Time Warner Entertainment Co. LP
8.38%, 03/15/23	277,000	317,749
8.38%, 07/15/33	500,000	723,855

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	700,000	723,100
3.15%, 09/17/25	200,000	216,494
3.00%, 02/13/26	600,000	646,656
1.85%, 07/30/26	300,000	306,948
7.00%, 03/01/32	250,000	351,798
4.13%, 12/01/41	400,000	458,716
4.13%, 06/01/44	200,000	228,508
3.00%, 07/30/46	200,000	194,094
Verizon Communications, Inc.
2.45%, 11/01/22 (a)	200,000	205,490
5.15%, 09/15/23	1,150,000	1,276,764
4.15%, 03/15/24 (a)	200,000	218,256
0.75%, 03/22/24	250,000	250,380
3.50%, 11/01/24 (a)	508,000	551,393
3.38%, 02/15/25	900,000	976,491
0.85%, 11/20/25 (a)	300,000	293,586
1.45%, 03/20/26 (a)	1,000,000	1,000,900
2.63%, 08/15/26	650,000	686,822
4.13%, 03/16/27	1,550,000	1,756,088
3.00%, 03/22/27 (a)	250,000	267,323
2.10%, 03/22/28 (a)	1,000,000	1,003,700
4.33%, 09/21/28	1,450,000	1,661,221
3.88%, 02/08/29 (a)	350,000	391,041
4.02%, 12/03/29 (a)	1,457,000	1,630,441
3.15%, 03/22/30 (a)	500,000	527,260
1.50%, 09/18/30 (a)	500,000	460,180
1.68%, 10/30/30 (a)(c)	718,000	667,280
7.75%, 12/01/30	250,000	361,285
1.75%, 01/20/31 (a)	700,000	652,365
2.55%, 03/21/31 (a)	1,500,000	1,498,845
4.50%, 08/10/33	950,000	1,107,747
4.40%, 11/01/34 (a)	850,000	974,406
4.27%, 01/15/36	950,000	1,072,730
5.25%, 03/16/37	700,000	884,366
4.81%, 03/15/39	566,000	678,442
2.65%, 11/20/40 (a)	550,000	503,338
3.40%, 03/22/41 (a)	1,000,000	1,017,010
4.75%, 11/01/41	450,000	537,750
3.85%, 11/01/42 (a)	356,000	384,031
6.55%, 09/15/43	200,000	301,888
4.13%, 08/15/46	550,000	606,078
4.86%, 08/21/46	1,250,000	1,509,525
5.50%, 03/16/47	200,000	264,236
4.52%, 09/15/48	1,250,000	1,447,662
5.01%, 04/15/49	550,000	681,131
4.00%, 03/22/50 (a)	350,000	377,353
2.88%, 11/20/50 (a)	1,000,000	891,050
3.55%, 03/22/51 (a)	1,500,000	1,500,525
5.01%, 08/21/54	500,000	628,780
4.67%, 03/15/55	700,000	834,561
2.99%, 10/30/56 (a)	1,507,000	1,329,069
3.00%, 11/20/60 (a)	850,000	741,608
3.70%, 03/22/61 (a)	1,000,000	990,540
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	248,000	267,530
3.50%, 01/15/25 (a)	200,000	215,022
4.75%, 05/15/25 (a)	500,000	565,615
2.90%, 01/15/27 (a)	400,000	420,520
3.38%, 02/15/28 (a)	600,000	638,886
3.70%, 06/01/28 (a)	150,000	162,825
4.20%, 06/01/29 (a)	289,000	322,056
4.95%, 01/15/31 (a)	250,000	295,660
4.20%, 05/19/32 (a)	300,000	335,856
5.50%, 05/15/33	300,000	365,436
6.88%, 04/30/36	400,000	552,772
4.85%, 07/01/42 (a)	150,000	172,901
4.38%, 03/15/43	400,000	432,764
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.85%, 09/01/43 (a)	650,000	833,007
4.90%, 08/15/44 (a)	400,000	463,664
4.60%, 01/15/45 (a)	250,000	280,613
4.95%, 05/19/50 (a)	200,000	235,296
Vodafone Group PLC
2.95%, 02/19/23	350,000	365,582
3.75%, 01/16/24	800,000	868,880
4.13%, 05/30/25	500,000	558,840
4.38%, 05/30/28	1,000,000	1,149,620
7.88%, 02/15/30	250,000	352,545
6.25%, 11/30/32	100,000	132,678
6.15%, 02/27/37	580,000	775,767
5.00%, 05/30/38	350,000	423,321
4.38%, 02/19/43	400,000	449,220
5.25%, 05/30/48	1,050,000	1,314,967
4.88%, 06/19/49	750,000	897,600
4.25%, 09/17/50	500,000	550,235
5.13%, 06/19/59	300,000	366,498
Walt Disney Co.
1.65%, 09/01/22	250,000	254,698
3.00%, 09/15/22	100,000	103,908
1.75%, 08/30/24 (a)	350,000	361,190
3.70%, 09/15/24 (a)	250,000	273,853
3.35%, 03/24/25	500,000	542,995
3.70%, 10/15/25 (a)	600,000	661,158
1.75%, 01/13/26	500,000	511,370
3.70%, 03/23/27	200,000	222,932
2.20%, 01/13/28	350,000	357,438
2.00%, 09/01/29 (a)	375,000	370,583
3.80%, 03/22/30	200,000	223,036
2.65%, 01/13/31	800,000	817,624
6.20%, 12/15/34	675,000	932,863
6.40%, 12/15/35	450,000	638,437
6.15%, 03/01/37	200,000	272,630
6.65%, 11/15/37	500,000	734,000
4.63%, 03/23/40 (a)	250,000	304,075
3.50%, 05/13/40 (a)	550,000	583,110
6.15%, 02/15/41	150,000	218,502
4.75%, 09/15/44 (a)	190,000	234,302
4.95%, 10/15/45 (a)	385,000	489,246
4.75%, 11/15/46 (a)	200,000	248,370
2.75%, 09/01/49 (a)	650,000	595,913
4.70%, 03/23/50 (a)	650,000	816,062
3.60%, 01/13/51 (a)	850,000	905,148
3.80%, 05/13/60 (a)	350,000	385,585
Weibo Corp.
3.50%, 07/05/24 (a)	450,000	473,940
3.38%, 07/08/30 (a)	300,000	297,660
WPP Finance 2010
3.63%, 09/07/22	100,000	104,380
3.75%, 09/19/24	300,000	327,939
		215,474,284
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	250,000	246,343
3.90%, 04/15/30 (a)	200,000	217,422
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	208,680
3.60%, 11/28/24 (a)	900,000	977,445
3.40%, 12/06/27 (a)	750,000	804,870
2.13%, 02/09/31 (a)	500,000	475,995
4.50%, 11/28/34 (a)	300,000	341,565
4.00%, 12/06/37 (a)	550,000	593,659
2.70%, 02/09/41 (a)	250,000	227,210
4.20%, 12/06/47 (a)	400,000	441,744
3.15%, 02/09/51 (a)	500,000	470,200

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 12/06/57 (a)	300,000	342,882
3.25%, 02/09/61 (a)	300,000	278,973
Amazon.com, Inc.
2.50%, 11/29/22 (a)	500,000	515,885
2.40%, 02/22/23 (a)	1,250,000	1,297,937
0.40%, 06/03/23	500,000	501,650
2.80%, 08/22/24 (a)	700,000	750,190
0.80%, 06/03/25 (a)	250,000	249,120
5.20%, 12/03/25 (a)	100,000	117,741
1.20%, 06/03/27 (a)	50,000	49,002
3.15%, 08/22/27 (a)	600,000	656,640
1.50%, 06/03/30 (a)	800,000	762,496
4.80%, 12/05/34 (a)	550,000	695,871
3.88%, 08/22/37 (a)	1,050,000	1,199,856
4.95%, 12/05/44 (a)	600,000	784,554
4.05%, 08/22/47 (a)	1,100,000	1,283,205
2.50%, 06/03/50 (a)	900,000	806,895
4.25%, 08/22/57 (a)	900,000	1,084,689
2.70%, 06/03/60 (a)	800,000	714,424
American Honda Finance Corp.
2.60%, 11/16/22	1,000,000	1,035,190
2.05%, 01/10/23	150,000	154,293
1.95%, 05/10/23	500,000	515,150
3.45%, 07/14/23	100,000	106,706
0.65%, 09/08/23	200,000	200,452
3.55%, 01/12/24	400,000	431,928
2.90%, 02/16/24	500,000	531,585
2.40%, 06/27/24	500,000	525,660
0.55%, 07/12/24	400,000	397,124
2.15%, 09/10/24	200,000	208,908
1.00%, 09/10/25	200,000	197,258
2.30%, 09/09/26	300,000	312,588
3.50%, 02/15/28	100,000	109,673
Aptiv Corp.
4.15%, 03/15/24 (a)	390,000	425,782
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	168,902
4.40%, 10/01/46 (a)	150,000	160,544
5.40%, 03/15/49 (a)	100,000	123,258
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	107,819
3.80%, 11/15/27 (a)	300,000	326,880
4.75%, 06/01/30 (a)	250,000	288,417
AutoZone, Inc.
3.70%, 04/15/22 (a)	250,000	256,403
3.25%, 04/15/25 (a)	650,000	697,040
3.13%, 04/21/26 (a)	50,000	53,797
3.75%, 06/01/27 (a)	200,000	221,294
3.75%, 04/18/29 (a)	200,000	217,662
4.00%, 04/15/30 (a)	250,000	277,142
1.65%, 01/15/31 (a)	250,000	230,015
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	228,588
1.95%, 10/01/30 (a)	200,000	188,798
Block Financial LLC
5.50%, 11/01/22 (a)	145,000	152,254
5.25%, 10/01/25 (a)	250,000	280,090
3.88%, 08/15/30 (a)	250,000	258,055
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	170,000	177,296
4.10%, 04/13/25 (a)	500,000	558,000
3.60%, 06/01/26 (a)	495,000	541,718
4.50%, 04/13/27 (a)	250,000	290,370
3.55%, 03/15/28 (a)	50,000	54,628
4.63%, 04/13/30 (a)	500,000	581,950
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BorgWarner, Inc.
2.65%, 07/01/27 (a)	350,000	363,993
4.38%, 03/15/45 (a)	320,000	344,726
CBRE Services, Inc.
4.88%, 03/01/26 (a)	350,000	402,020
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	210,490
3.70%, 01/15/31 (a)	250,000	262,855
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	650,000	663,728
2.75%, 05/18/24 (a)	50,000	53,475
3.00%, 05/18/27 (a)	650,000	707,421
1.60%, 04/20/30 (a)	400,000	383,228
1.75%, 04/20/32 (a)	600,000	572,448
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	107,372
0.75%, 09/01/25 (a)	200,000	196,834
1.50%, 09/01/30 (a)	500,000	465,720
4.88%, 10/01/43 (a)	150,000	190,886
2.60%, 09/01/50 (a)	350,000	313,614
Daimler Finance North America LLC
8.50%, 01/18/31	550,000	815,655
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	168,838
4.55%, 02/15/48 (a)	100,000	106,158
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	263,268
4.15%, 11/01/25 (a)	89,000	99,542
3.88%, 04/15/27 (a)	200,000	222,648
4.13%, 05/01/28 (a)	250,000	280,637
3.50%, 04/03/30 (a)	300,000	324,030
4.13%, 04/03/50 (a)	200,000	222,514
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	600,000	637,566
4.20%, 05/15/28 (a)	400,000	449,868
DR Horton, Inc.
4.38%, 09/15/22 (a)	100,000	104,509
4.75%, 02/15/23 (a)	90,000	95,929
5.75%, 08/15/23 (a)	100,000	110,592
2.50%, 10/15/24 (a)	200,000	210,598
2.60%, 10/15/25 (a)	210,000	220,874
1.40%, 10/15/27 (a)	250,000	243,415
eBay, Inc.
2.75%, 01/30/23 (a)	400,000	416,472
3.45%, 08/01/24 (a)	500,000	539,310
3.60%, 06/05/27 (a)	600,000	654,630
2.70%, 03/11/30 (a)	200,000	202,228
4.00%, 07/15/42 (a)	250,000	264,758
Expedia Group, Inc.
4.50%, 08/15/24 (a)	100,000	109,321
5.00%, 02/15/26 (a)	100,000	112,819
4.63%, 08/01/27 (a)	225,000	250,423
3.80%, 02/15/28 (a)	250,000	264,660
3.25%, 02/15/30 (a)	800,000	810,560
2.95%, 03/15/31 (a)(c)	350,000	345,310
Ford Foundation
2.42%, 06/01/50 (a)	300,000	273,678
General Motors Co.
4.88%, 10/02/23	1,100,000	1,205,776
5.40%, 10/02/23	300,000	332,613
4.00%, 04/01/25	400,000	436,492
6.13%, 10/01/25 (a)	800,000	943,152
4.20%, 10/01/27 (a)	250,000	275,632
5.00%, 10/01/28 (a)	250,000	286,905
5.00%, 04/01/35	500,000	578,230
6.60%, 04/01/36 (a)	450,000	585,031

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 04/01/38 (a)	400,000	462,228
6.25%, 10/02/43	500,000	640,560
5.20%, 04/01/45	400,000	461,332
6.75%, 04/01/46 (a)	300,000	405,102
5.40%, 04/01/48 (a)	300,000	356,043
5.95%, 04/01/49 (a)	400,000	509,064
General Motors Financial Co., Inc.
3.45%, 04/10/22 (a)	350,000	358,519
3.15%, 06/30/22 (a)	500,000	514,155
3.55%, 07/08/22	400,000	414,400
3.25%, 01/05/23 (a)	440,000	458,304
5.20%, 03/20/23	550,000	596,684
3.70%, 05/09/23 (a)	100,000	105,419
4.15%, 06/19/23 (a)	100,000	106,940
1.70%, 08/18/23	200,000	203,990
5.10%, 01/17/24 (a)	400,000	442,696
3.95%, 04/13/24 (a)	250,000	269,697
3.50%, 11/07/24 (a)	450,000	483,426
4.00%, 01/15/25 (a)	250,000	271,900
2.90%, 02/26/25 (a)	350,000	367,885
4.35%, 04/09/25 (a)	61,000	67,075
2.75%, 06/20/25 (a)	250,000	260,935
1.25%, 01/08/26 (a)	175,000	171,806
5.25%, 03/01/26 (a)	375,000	430,024
4.00%, 10/06/26 (a)	600,000	657,594
4.35%, 01/17/27 (a)	500,000	555,585
2.70%, 08/20/27 (a)	400,000	408,928
3.85%, 01/05/28 (a)	600,000	646,458
5.65%, 01/17/29 (a)	150,000	178,977
3.60%, 06/21/30 (a)	500,000	528,035
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	115,435
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	300,000	328,407
3.35%, 09/01/24 (a)	250,000	264,745
5.25%, 06/01/25 (a)	300,000	336,561
5.38%, 04/15/26 (a)	350,000	393,372
5.75%, 06/01/28 (a)	100,000	115,646
5.30%, 01/15/29 (a)	200,000	225,064
4.00%, 01/15/30 (a)	250,000	261,360
4.00%, 01/15/31 (a)	200,000	207,120
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	106,584
4.63%, 07/28/45 (a)	150,000	157,094
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	150,000	165,231
Home Depot, Inc.
2.63%, 06/01/22 (a)	850,000	871,139
2.70%, 04/01/23 (a)	400,000	416,452
3.75%, 02/15/24 (a)	500,000	542,200
3.00%, 04/01/26 (a)	500,000	541,455
2.13%, 09/15/26 (a)	250,000	261,238
2.50%, 04/15/27 (a)	200,000	211,006
2.80%, 09/14/27 (a)	150,000	160,956
3.90%, 12/06/28 (a)	500,000	573,590
2.95%, 06/15/29 (a)	650,000	690,657
2.70%, 04/15/30 (a)	250,000	260,860
1.38%, 03/15/31 (a)	150,000	139,157
5.88%, 12/16/36	1,700,000	2,355,911
3.30%, 04/15/40 (a)	300,000	316,908
5.40%, 09/15/40 (a)	191,000	254,015
5.95%, 04/01/41 (a)	500,000	707,245
4.20%, 04/01/43 (a)	250,000	291,455
4.88%, 02/15/44 (a)	1,050,000	1,341,081
4.40%, 03/15/45 (a)	150,000	180,843
4.25%, 04/01/46 (a)	500,000	589,855
3.90%, 06/15/47 (a)	100,000	112,733
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 12/06/48 (a)	350,000	430,846
3.13%, 12/15/49 (a)	450,000	447,570
3.35%, 04/15/50 (a)	500,000	519,435
2.38%, 03/15/51 (a)	500,000	430,485
3.50%, 09/15/56 (a)	297,000	313,786
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	156,956
5.38%, 04/23/25 (a)	250,000	280,605
4.85%, 03/15/26 (a)	150,000	166,715
4.38%, 09/15/28 (a)	100,000	107,637
5.75%, 04/23/30 (a)	150,000	175,373
IHS Markit Ltd.
4.13%, 08/01/23 (a)	150,000	161,141
3.63%, 05/01/24 (a)	120,000	129,029
4.75%, 08/01/28 (a)	350,000	404,162
4.25%, 05/01/29 (a)	200,000	225,766
J Paul Getty Trust
Series 2021
0.39%, 01/01/24 (a)	200,000	197,552
JD.com, Inc.
3.88%, 04/29/26	200,000	217,038
3.38%, 01/14/30 (a)	200,000	205,816
4.13%, 01/14/50 (a)	150,000	151,935
Kohl's Corp.
3.25%, 02/01/23 (a)	250,000	260,515
9.50%, 05/15/25 (a)	200,000	259,924
4.25%, 07/17/25 (a)	200,000	219,184
5.55%, 07/17/45 (a)	150,000	170,793
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	540,000	563,441
2.90%, 06/25/25 (a)	200,000	205,422
3.50%, 08/18/26 (a)	350,000	365,284
3.90%, 08/08/29 (a)	300,000	308,553
Lear Corp.
3.80%, 09/15/27 (a)	300,000	327,597
4.25%, 05/15/29 (a)	150,000	166,341
5.25%, 05/15/49 (a)	350,000	413,469
Lennar Corp.
4.75%, 11/15/22 (a)	300,000	315,963
4.88%, 12/15/23 (a)	200,000	218,570
4.50%, 04/30/24 (a)	250,000	273,130
5.88%, 11/15/24 (a)	250,000	284,972
4.75%, 05/30/25 (a)	150,000	167,807
5.00%, 06/15/27 (a)	150,000	172,862
4.75%, 11/29/27 (a)	300,000	345,231
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	250,000	255,565
4.00%, 04/15/25 (a)	200,000	221,346
3.38%, 09/15/25 (a)	700,000	763,210
2.50%, 04/15/26 (a)	150,000	157,947
3.10%, 05/03/27 (a)	460,000	495,737
1.30%, 04/15/28 (a)	250,000	237,933
6.50%, 03/15/29	401,000	516,945
3.65%, 04/05/29 (a)	472,000	516,906
4.50%, 04/15/30 (a)	400,000	463,356
1.70%, 10/15/30 (a)	250,000	234,240
5.00%, 04/15/40 (a)	350,000	435,603
4.65%, 04/15/42 (a)	150,000	180,075
4.38%, 09/15/45 (a)	350,000	401,870
3.70%, 04/15/46 (a)	250,000	261,350
4.05%, 05/03/47 (a)	550,000	605,165
4.55%, 04/05/49 (a)	400,000	476,608
5.13%, 04/15/50 (a)	400,000	519,368
3.00%, 10/15/50 (a)	250,000	233,945

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	270,792
4.15%, 10/01/25 (a)	250,000	280,157
2.45%, 06/15/30 (a)	250,000	251,423
Marriott International, Inc.
4.15%, 12/01/23 (a)	150,000	161,406
3.60%, 04/15/24 (a)	200,000	213,264
3.75%, 03/15/25 (a)	700,000	747,145
3.75%, 10/01/25 (a)	200,000	214,240
3.13%, 06/15/26 (a)	300,000	314,781
4.65%, 12/01/28 (a)	150,000	168,410
4.63%, 06/15/30 (a)	150,000	167,814
3.50%, 10/15/32 (a)	400,000	414,012
McDonald's Corp.
3.35%, 04/01/23 (a)	300,000	316,185
3.25%, 06/10/24	250,000	269,383
3.38%, 05/26/25 (a)	800,000	868,040
3.70%, 01/30/26 (a)	600,000	662,070
3.50%, 03/01/27 (a)	300,000	328,554
3.50%, 07/01/27 (a)	300,000	330,237
3.80%, 04/01/28 (a)	450,000	498,825
2.63%, 09/01/29 (a)	400,000	410,040
2.13%, 03/01/30 (a)	250,000	244,793
3.60%, 07/01/30 (a)	300,000	327,840
4.70%, 12/09/35 (a)	350,000	416,542
6.30%, 10/15/37	180,000	250,916
6.30%, 03/01/38	150,000	209,723
5.70%, 02/01/39	33,000	43,615
4.88%, 07/15/40	200,000	245,388
3.70%, 02/15/42	150,000	159,050
3.63%, 05/01/43	150,000	157,037
4.88%, 12/09/45 (a)	900,000	1,103,742
4.45%, 03/01/47 (a)	350,000	407,883
4.45%, 09/01/48 (a)	500,000	584,395
3.63%, 09/01/49 (a)	450,000	469,921
4.20%, 04/01/50 (a)	150,000	171,260
NIKE, Inc.
2.25%, 05/01/23 (a)	350,000	362,008
2.40%, 03/27/25 (a)	400,000	421,404
2.38%, 11/01/26 (a)	250,000	263,043
2.75%, 03/27/27 (a)	200,000	213,666
2.85%, 03/27/30 (a)	500,000	527,030
3.25%, 03/27/40 (a)	500,000	527,205
3.63%, 05/01/43 (a)	50,000	55,146
3.88%, 11/01/45 (a)	400,000	457,396
3.38%, 11/01/46 (a)	150,000	158,124
3.38%, 03/27/50 (a)	500,000	527,570
Nordstrom, Inc.
4.38%, 04/01/30 (a)	100,000	102,387
5.00%, 01/15/44 (a)	350,000	339,941
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	177,724
3.00%, 05/15/30 (a)	250,000	256,648
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	546,840
3.60%, 09/01/27 (a)	250,000	274,145
4.35%, 06/01/28 (a)	59,000	66,999
3.90%, 06/01/29 (a)	150,000	165,135
1.75%, 03/15/31 (a)	250,000	231,898
PACCAR Financial Corp.
2.65%, 05/10/22	250,000	256,633
2.30%, 08/10/22	200,000	205,352
2.00%, 09/26/22	100,000	102,492
2.65%, 04/06/23	250,000	261,895
0.35%, 02/02/24	300,000	298,806
2.15%, 08/15/24	50,000	52,504
1.80%, 02/06/25	200,000	204,938
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	175,172
5.00%, 01/15/27 (a)	200,000	230,854
7.88%, 06/15/32	25,000	35,175
6.38%, 05/15/33	150,000	190,974
6.00%, 02/15/35	125,000	158,041
PVH Corp.
4.63%, 07/10/25 (a)(c)	200,000	220,506
Ralph Lauren Corp.
1.70%, 06/15/22	150,000	152,336
3.75%, 09/15/25 (a)	200,000	220,238
2.95%, 06/15/30 (a)	200,000	206,882
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	231,398
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	224,588
1.88%, 04/15/31 (a)	150,000	140,742
Sands China Ltd.
4.60%, 08/08/23 (a)	550,000	588,676
5.13%, 08/08/25 (a)	850,000	949,297
5.40%, 08/08/28 (a)	900,000	1,028,952
Starbucks Corp.
1.30%, 05/07/22	170,000	171,751
2.70%, 06/15/22 (a)	300,000	307,332
3.10%, 03/01/23 (a)	350,000	367,195
3.85%, 10/01/23 (a)	350,000	376,789
2.00%, 03/12/27 (a)	300,000	306,003
3.50%, 03/01/28 (a)	550,000	599,467
4.00%, 11/15/28 (a)	250,000	281,657
3.55%, 08/15/29 (a)	650,000	711,425
2.25%, 03/12/30 (a)	200,000	197,510
2.55%, 11/15/30 (a)	275,000	276,149
3.75%, 12/01/47 (a)	500,000	522,520
4.50%, 11/15/48 (a)	300,000	350,493
4.45%, 08/15/49 (a)	350,000	407,701
3.35%, 03/12/50 (a)	100,000	98,349
3.50%, 11/15/50 (a)	300,000	301,515
Stellantis N.V.
5.25%, 04/15/23	500,000	541,420
Tapestry, Inc.
3.00%, 07/15/22 (a)	300,000	306,693
4.25%, 04/01/25 (a)	300,000	325,242
4.13%, 07/15/27 (a)	200,000	217,172
Target Corp.
3.50%, 07/01/24	300,000	328,635
2.25%, 04/15/25 (a)	500,000	524,165
2.50%, 04/15/26	100,000	106,288
3.38%, 04/15/29 (a)	525,000	574,838
2.35%, 02/15/30 (a)	250,000	253,805
2.65%, 09/15/30 (a)	400,000	415,644
4.00%, 07/01/42	550,000	656,089
3.63%, 04/15/46	400,000	444,816
3.90%, 11/15/47 (a)	250,000	289,712
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	363,947
3.50%, 04/15/25 (a)	400,000	436,152
2.25%, 09/15/26 (a)	500,000	520,505
1.15%, 05/15/28 (a)	100,000	94,976
3.88%, 04/15/30 (a)	500,000	559,110
Toyota Motor Corp.
2.16%, 07/02/22	300,000	307,038
3.42%, 07/20/23	250,000	266,880
2.36%, 07/02/24	150,000	158,088
2.76%, 07/02/29	150,000	156,674

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toyota Motor Credit Corp.
2.65%, 04/12/22	50,000	51,185
1.15%, 05/26/22	500,000	505,485
2.80%, 07/13/22	500,000	515,985
0.45%, 07/22/22	250,000	250,620
2.15%, 09/08/22	150,000	153,963
0.35%, 10/14/22	150,000	150,099
2.70%, 01/11/23	250,000	260,275
2.90%, 03/30/23	500,000	524,735
0.50%, 08/14/23	500,000	500,465
3.45%, 09/20/23	400,000	429,028
3.35%, 01/08/24	200,000	215,496
0.45%, 01/11/24	650,000	649,018
2.90%, 04/17/24	350,000	373,229
1.80%, 02/13/25	500,000	514,030
3.00%, 04/01/25	450,000	482,656
0.80%, 10/16/25	400,000	393,408
0.80%, 01/09/26 (g)	700,000	686,630
3.20%, 01/11/27	350,000	380,919
1.15%, 08/13/27	300,000	290,946
3.05%, 01/11/28	250,000	267,680
3.65%, 01/08/29	400,000	444,220
2.15%, 02/13/30	250,000	248,698
3.38%, 04/01/30	350,000	380,597
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	116,048
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	300,000	352,494
VF Corp.
2.40%, 04/23/25 (a)	475,000	495,862
2.80%, 04/23/27 (a)	200,000	211,186
2.95%, 04/23/30 (a)	250,000	259,270
Walgreen Co.
3.10%, 09/15/22	100,000	103,871
4.40%, 09/15/42	250,000	265,488
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	850,000	926,219
3.45%, 06/01/26 (a)	550,000	596,607
3.20%, 04/15/30 (a)	200,000	208,300
4.50%, 11/18/34 (a)	50,000	56,325
4.80%, 11/18/44 (a)	450,000	498,222
4.65%, 06/01/46 (a)	250,000	273,122
4.10%, 04/15/50 (a)	550,000	560,076
Walmart, Inc.
2.35%, 12/15/22 (a)	650,000	672,262
2.55%, 04/11/23 (a)	1,350,000	1,405,471
3.40%, 06/26/23 (a)	100,000	106,661
3.30%, 04/22/24 (a)	300,000	323,481
2.85%, 07/08/24 (a)	400,000	429,464
2.65%, 12/15/24 (a)	1,450,000	1,552,935
3.55%, 06/26/25 (a)	100,000	110,297
3.05%, 07/08/26 (a)	100,000	108,779
3.70%, 06/26/28 (a)	1,700,000	1,912,075
3.25%, 07/08/29 (a)	500,000	547,755
2.38%, 09/24/29 (a)	400,000	412,444
5.25%, 09/01/35	1,000,000	1,314,980
6.50%, 08/15/37	100,000	148,104
6.20%, 04/15/38	150,000	217,917
3.95%, 06/28/38 (a)	850,000	984,283
5.00%, 10/25/40	150,000	197,492
5.63%, 04/15/41	150,000	209,784
4.00%, 04/11/43 (a)	150,000	173,885
4.30%, 04/22/44 (a)	300,000	364,983
3.63%, 12/15/47 (a)	600,000	665,574
4.05%, 06/29/48 (a)	900,000	1,060,587
2.95%, 09/24/49 (a)	350,000	346,003
		152,432,082
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Non-Cyclical 4.3%
Abbott Laboratories
3.40%, 11/30/23 (a)	850,000	912,908
3.88%, 09/15/25 (a)	100,000	111,001
3.75%, 11/30/26 (a)	558,000	626,757
1.15%, 01/30/28 (a)	250,000	240,140
4.75%, 11/30/36 (a)	850,000	1,056,779
6.00%, 04/01/39	110,000	157,028
5.30%, 05/27/40	250,000	333,257
4.75%, 04/15/43 (a)	250,000	318,930
4.90%, 11/30/46 (a)	1,200,000	1,566,048
AbbVie, Inc.
3.25%, 10/01/22 (a)	750,000	775,462
2.90%, 11/06/22	725,000	752,137
3.20%, 11/06/22 (a)	500,000	518,870
2.30%, 11/21/22	1,000,000	1,028,940
2.85%, 05/14/23 (a)	1,200,000	1,252,752
3.75%, 11/14/23 (a)	250,000	269,380
3.85%, 06/15/24 (a)	500,000	543,875
2.60%, 11/21/24 (a)	1,300,000	1,372,189
3.80%, 03/15/25 (a)	250,000	273,550
3.60%, 05/14/25 (a)	1,100,000	1,198,252
3.20%, 05/14/26 (a)	200,000	215,714
2.95%, 11/21/26 (a)	1,275,000	1,357,990
4.25%, 11/14/28 (a)	590,000	673,090
3.20%, 11/21/29 (a)	1,900,000	2,018,978
4.55%, 03/15/35 (a)	690,000	805,375
4.50%, 05/14/35 (a)	1,275,000	1,486,446
4.30%, 05/14/36 (a)	1,200,000	1,376,076
4.05%, 11/21/39 (a)	1,300,000	1,451,255
4.63%, 10/01/42 (a)	100,000	117,388
4.40%, 11/06/42	700,000	813,008
4.85%, 06/15/44 (a)	500,000	608,760
4.75%, 03/15/45 (a)	168,000	201,106
4.70%, 05/14/45 (a)	1,200,000	1,423,632
4.45%, 05/14/46 (a)	250,000	289,602
4.88%, 11/14/48 (a)	569,000	697,913
4.25%, 11/21/49 (a)	1,700,000	1,926,780
Adventist Health System
2.95%, 03/01/29 (a)	200,000	208,606
3.63%, 03/01/49 (a)	100,000	104,339
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	200,000	222,952
2.21%, 06/15/30 (a)	250,000	247,785
4.27%, 08/15/48 (a)	89,000	106,771
3.39%, 10/15/49 (a)	200,000	206,890
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	113,000	117,018
2.75%, 09/15/29 (a)	350,000	358,662
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	335,745
AHS Hospital Corp.
5.02%, 07/01/45	100,000	128,762
Allina Health System
3.89%, 04/15/49	150,000	166,475
Altria Group, Inc.
2.85%, 08/09/22	600,000	619,752
4.00%, 01/31/24	550,000	597,696
3.80%, 02/14/24 (a)(g)	350,000	378,161
2.35%, 05/06/25 (a)	200,000	207,600
4.40%, 02/14/26 (a)	250,000	281,368
2.63%, 09/16/26 (a)	150,000	156,852
4.80%, 02/14/29 (a)	1,010,000	1,160,338
3.40%, 05/06/30 (a)	200,000	209,058
5.80%, 02/14/39 (a)	600,000	734,796
4.25%, 08/09/42	550,000	561,264

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 05/02/43	300,000	316,497
5.38%, 01/31/44	600,000	704,916
3.88%, 09/16/46 (a)	550,000	536,283
5.95%, 02/14/49 (a)	650,000	813,007
4.45%, 05/06/50 (a)	300,000	311,208
3.70%, 02/04/51 (a)	250,000	228,368
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	250,000	268,295
3.45%, 12/15/27 (a)	550,000	599,951
2.80%, 05/15/30 (a)	200,000	204,364
2.70%, 03/15/31 (a)	750,000	748,507
Amgen, Inc.
2.70%, 05/01/22 (a)	300,000	306,333
2.65%, 05/11/22 (a)	400,000	409,372
3.63%, 05/15/22 (a)	500,000	514,235
3.63%, 05/22/24 (a)	650,000	702,910
1.90%, 02/21/25 (a)	250,000	257,938
3.13%, 05/01/25 (a)	250,000	268,695
2.60%, 08/19/26 (a)	700,000	736,246
2.20%, 02/21/27 (a)	250,000	256,248
3.20%, 11/02/27 (a)	150,000	162,278
2.45%, 02/21/30 (a)	500,000	503,890
2.30%, 02/25/31 (a)	475,000	470,012
6.38%, 06/01/37	50,000	69,293
3.15%, 02/21/40 (a)	700,000	698,887
4.95%, 10/01/41	450,000	559,813
5.15%, 11/15/41 (a)	476,000	604,772
4.40%, 05/01/45 (a)	700,000	812,924
4.56%, 06/15/48 (a)	300,000	358,062
3.38%, 02/21/50 (a)	850,000	847,016
4.66%, 06/15/51 (a)	1,200,000	1,464,348
2.77%, 09/01/53 (a)(c)	722,000	644,436
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,319,088
4.70%, 02/01/36 (a)	1,700,000	1,996,922
4.90%, 02/01/46 (a)	3,050,000	3,631,116
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	548,395
4.70%, 02/01/36 (a)	387,000	453,781
4.00%, 01/17/43	150,000	159,981
4.63%, 02/01/44	400,000	459,644
4.90%, 02/01/46 (a)	600,000	709,992
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	700,000	777,693
4.00%, 04/13/28 (a)	1,050,000	1,172,083
4.75%, 01/23/29 (a)	1,425,000	1,666,837
3.50%, 06/01/30 (a)	650,000	704,483
4.90%, 01/23/31 (a)	750,000	898,282
4.38%, 04/15/38 (a)	125,000	142,411
8.20%, 01/15/39	400,000	641,112
5.45%, 01/23/39 (a)	600,000	751,128
4.35%, 06/01/40 (a)	400,000	451,972
4.95%, 01/15/42	540,000	648,869
3.75%, 07/15/42	250,000	260,010
4.60%, 04/15/48 (a)	800,000	918,256
4.44%, 10/06/48 (a)	550,000	618,959
5.55%, 01/23/49 (a)	1,250,000	1,614,437
4.50%, 06/01/50 (a)	1,000,000	1,139,370
4.75%, 04/15/58 (a)	700,000	810,992
5.80%, 01/23/59 (a)	700,000	952,819
4.60%, 06/01/60 (a)	600,000	681,414
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	1,400,000	1,477,826
3.25%, 03/27/30 (a)	400,000	429,604
3.75%, 09/15/47 (a)	150,000	167,984
4.50%, 03/15/49 (a)	150,000	191,229
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ascension Health
2.53%, 11/15/29 (a)	70,000	71,911
3.11%, 11/15/39 (a)	100,000	102,487
3.95%, 11/15/46	600,000	688,560
4.85%, 11/15/53	200,000	268,058
AstraZeneca PLC
2.38%, 06/12/22 (a)	750,000	766,537
3.50%, 08/17/23 (a)	500,000	533,250
3.38%, 11/16/25	300,000	327,051
0.70%, 04/08/26 (a)	200,000	192,770
4.00%, 01/17/29 (a)	200,000	224,728
1.38%, 08/06/30 (a)	450,000	412,519
6.45%, 09/15/37	1,350,000	1,929,595
4.00%, 09/18/42	150,000	168,366
4.38%, 11/16/45	250,000	291,540
4.38%, 08/17/48 (a)	250,000	295,505
2.13%, 08/06/50 (a)	500,000	404,110
Banner Health
2.34%, 01/01/30 (a)	350,000	352,019
2.91%, 01/01/51 (a)	150,000	141,929
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,350,000	1,389,906
3.22%, 08/15/24 (a)	650,000	693,348
2.79%, 09/06/24 (a)	300,000	316,611
3.22%, 09/06/26 (a)	300,000	317,436
4.70%, 04/02/27 (a)	500,000	563,675
3.56%, 08/15/27 (a)	1,350,000	1,437,588
2.26%, 03/25/28 (a)	100,000	98,440
3.46%, 09/06/29 (a)	150,000	156,759
4.91%, 04/02/30 (a)	350,000	399,658
2.73%, 03/25/31 (a)	250,000	243,215
4.39%, 08/15/37 (a)	350,000	367,969
3.73%, 09/25/40 (a)	400,000	381,556
4.54%, 08/15/47 (a)	350,000	354,014
4.76%, 09/06/49 (a)	400,000	414,904
5.28%, 04/02/50 (a)	200,000	222,596
3.98%, 09/25/50 (a)	400,000	376,312
BAT International Finance PLC
1.67%, 03/25/26 (a)	100,000	98,969
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	331,887
5.25%, 06/23/45 (a)	198,000	250,353
Baxter International, Inc.
3.95%, 04/01/30 (a)(c)	250,000	281,758
1.73%, 04/01/31 (a)(c)	250,000	234,345
3.50%, 08/15/46 (a)	250,000	261,903
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	468,240
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	981,000	1,006,712
3.73%, 12/15/24 (a)	1,000,000	1,093,140
3.70%, 06/06/27 (a)	181,000	199,726
2.82%, 05/20/30 (a)	250,000	257,165
1.96%, 02/11/31 (a)	300,000	284,805
4.69%, 12/15/44 (a)	400,000	477,528
4.67%, 06/06/47 (a)	500,000	599,445
3.79%, 05/20/50 (a)	250,000	265,208
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,112,270
2.25%, 05/01/30 (a)	500,000	485,590
3.15%, 05/01/50 (a)	450,000	414,454
3.25%, 02/15/51 (a)	785,000	738,803
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	108,158
2.10%, 06/01/31 (a)	150,000	145,514

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
3.45%, 03/01/24 (a)	350,000	375,847
3.85%, 05/15/25	200,000	220,588
3.75%, 03/01/26 (a)	250,000	276,583
4.00%, 03/01/28 (a)	200,000	225,526
4.00%, 03/01/29 (a)	300,000	333,696
2.65%, 06/01/30 (a)	500,000	504,760
7.00%, 11/15/35 (e)(f)	150,000	207,713
4.55%, 03/01/39 (a)	75,000	88,705
7.38%, 01/15/40	50,000	75,952
4.70%, 03/01/49 (a)	350,000	425,323
Bristol-Myers Squibb Co.
2.60%, 05/16/22	820,000	841,320
3.25%, 08/15/22	350,000	363,958
3.55%, 08/15/22	600,000	626,202
2.75%, 02/15/23 (a)	500,000	521,760
3.25%, 02/20/23 (a)	192,000	201,796
0.54%, 11/13/23 (a)	500,000	500,270
2.90%, 07/26/24 (a)	1,150,000	1,229,304
3.88%, 08/15/25 (a)	700,000	778,757
0.75%, 11/13/25 (a)	250,000	246,028
3.20%, 06/15/26 (a)	1,000,000	1,089,920
3.25%, 02/27/27	250,000	273,343
3.45%, 11/15/27 (a)	750,000	826,500
3.90%, 02/20/28 (a)	350,000	393,494
3.40%, 07/26/29 (a)	1,325,000	1,448,874
1.45%, 11/13/30 (a)	100,000	93,540
4.13%, 06/15/39 (a)	250,000	291,177
2.35%, 11/13/40 (a)	300,000	273,660
3.25%, 08/01/42	350,000	363,769
4.50%, 03/01/44 (a)	100,000	121,948
5.00%, 08/15/45 (a)	600,000	773,886
4.35%, 11/15/47 (a)	600,000	714,960
4.55%, 02/20/48 (a)	500,000	611,755
4.25%, 10/26/49 (a)	1,300,000	1,534,715
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	339,126
4.50%, 07/15/45 (a)	150,000	183,489
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	257,920
3.75%, 09/25/27 (a)	600,000	658,086
Campbell Soup Co.
2.50%, 08/02/22	350,000	359,639
3.95%, 03/15/25 (a)	250,000	275,058
4.15%, 03/15/28 (a)	650,000	731,692
2.38%, 04/24/30 (a)	250,000	246,870
4.80%, 03/15/48 (a)	100,000	119,905
3.13%, 04/24/50 (a)	300,000	281,502
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	822,000	874,887
3.75%, 09/15/25 (a)	250,000	274,243
3.41%, 06/15/27 (a)	400,000	433,304
4.60%, 03/15/43	100,000	110,068
4.50%, 11/15/44 (a)	150,000	163,214
4.90%, 09/15/45 (a)	300,000	348,627
4.37%, 06/15/47 (a)	100,000	109,084
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	250,000	240,845
Children's Health System of Texas
2.51%, 08/15/50 (a)	250,000	221,000
Children's Hospital
2.93%, 07/15/50 (a)	300,000	281,604
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	119,751
2.59%, 02/01/50 (a)	120,000	108,894
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	177,131
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	500,000	543,595
Cigna Corp.
3.05%, 11/30/22 (a)	39,000	40,510
3.00%, 07/15/23 (a)	485,000	509,987
3.75%, 07/15/23 (a)	543,000	580,608
3.25%, 04/15/25 (a)	300,000	322,563
4.13%, 11/15/25 (a)	750,000	837,292
4.50%, 02/25/26 (a)	485,000	551,484
3.40%, 03/01/27 (a)	635,000	690,169
3.05%, 10/15/27 (a)	291,000	311,553
4.38%, 10/15/28 (a)	1,300,000	1,488,812
2.40%, 03/15/30 (a)	500,000	496,045
2.38%, 03/15/31 (a)	500,000	492,315
4.80%, 08/15/38 (a)	750,000	901,905
3.20%, 03/15/40 (a)	250,000	250,875
6.13%, 11/15/41	145,000	198,624
4.80%, 07/15/46 (a)	630,000	756,006
3.88%, 10/15/47 (a)	339,000	363,815
4.90%, 12/15/48 (a)	850,000	1,042,814
3.40%, 03/15/50 (a)	400,000	396,464
3.40%, 03/15/51 (a)	500,000	492,975
City of Hope
5.62%, 11/15/43	195,000	262,885
Cleveland Clinic Foundation
4.86%, 01/01/14	250,000	324,705
Clorox Co.
3.05%, 09/15/22 (a)	200,000	206,392
3.10%, 10/01/27 (a)	100,000	108,530
3.90%, 05/15/28 (a)	550,000	617,028
Coca-Cola Co.
1.75%, 09/06/24	1,050,000	1,092,084
2.95%, 03/25/25	500,000	539,470
2.88%, 10/27/25	250,000	270,760
2.55%, 06/01/26	300,000	319,455
2.25%, 09/01/26	500,000	526,485
3.38%, 03/25/27	400,000	442,648
2.90%, 05/25/27	150,000	161,924
1.45%, 06/01/27	250,000	249,018
1.00%, 03/15/28	400,000	380,152
2.13%, 09/06/29	300,000	301,350
3.45%, 03/25/30	700,000	773,577
1.65%, 06/01/30	250,000	238,850
1.38%, 03/15/31	400,000	370,988
2.50%, 06/01/40	500,000	470,800
4.20%, 03/25/50	300,000	358,482
2.60%, 06/01/50	700,000	635,544
2.50%, 03/15/51	500,000	443,770
2.75%, 06/01/60	300,000	272,280
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	164,109
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	800,000	806,928
1.85%, 09/01/32 (a)	250,000	230,285
5.25%, 11/26/43	200,000	251,140
Colgate-Palmolive Co.
2.10%, 05/01/23	260,000	269,797
3.25%, 03/15/24	500,000	541,255
3.70%, 08/01/47 (a)	277,000	316,614
CommonSpirit Health
2.76%, 10/01/24 (a)	250,000	265,413
3.35%, 10/01/29 (a)	300,000	320,871
4.35%, 11/01/42	300,000	332,961
3.82%, 10/01/49 (a)	550,000	587,125
4.19%, 10/01/49 (a)	300,000	323,484
Community Health Network, Inc.
3.10%, 05/01/50 (a)	250,000	234,168

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	174,000	181,134
4.30%, 05/01/24 (a)	360,000	397,192
4.60%, 11/01/25 (a)	350,000	398,114
1.38%, 11/01/27 (a)	400,000	385,728
4.85%, 11/01/28 (a)	500,000	584,210
8.25%, 09/15/30	100,000	143,332
5.30%, 11/01/38 (a)	350,000	433,475
5.40%, 11/01/48 (a)	350,000	448,885
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	350,000	366,499
4.25%, 05/01/23	500,000	536,850
4.75%, 11/15/24	250,000	283,500
4.40%, 11/15/25 (a)	350,000	395,073
4.75%, 12/01/25	200,000	229,666
3.70%, 12/06/26 (a)	200,000	219,832
4.65%, 11/15/28 (a)	250,000	288,245
3.15%, 08/01/29 (a)	300,000	314,577
2.88%, 05/01/30 (a)	550,000	563,310
4.50%, 05/09/47 (a)	175,000	200,218
4.10%, 02/15/48 (a)	150,000	163,229
5.25%, 11/15/48 (a)	200,000	255,620
CVS Health Corp.
3.50%, 07/20/22 (a)	550,000	569,640
2.75%, 12/01/22 (a)	500,000	516,255
3.70%, 03/09/23 (a)	1,266,000	1,343,087
3.38%, 08/12/24 (a)	650,000	699,751
2.63%, 08/15/24 (a)	300,000	316,683
4.10%, 03/25/25 (a)	600,000	665,970
3.88%, 07/20/25 (a)	950,000	1,050,282
2.88%, 06/01/26 (a)	900,000	958,491
3.00%, 08/15/26 (a)	250,000	267,318
3.63%, 04/01/27 (a)	300,000	330,039
1.30%, 08/21/27 (a)	100,000	96,363
4.30%, 03/25/28 (a)	2,870,000	3,261,037
3.25%, 08/15/29 (a)	500,000	529,830
3.75%, 04/01/30 (a)	400,000	436,872
1.75%, 08/21/30 (a)	100,000	93,546
4.88%, 07/20/35 (a)	250,000	297,245
4.78%, 03/25/38 (a)	1,525,000	1,804,319
6.13%, 09/15/39	150,000	200,592
4.13%, 04/01/40 (a)	450,000	496,840
2.70%, 08/21/40 (a)	600,000	552,198
5.30%, 12/05/43 (a)	600,000	752,400
5.13%, 07/20/45 (a)	950,000	1,170,960
5.05%, 03/25/48 (a)	2,600,000	3,194,438
4.25%, 04/01/50 (a)	300,000	337,911
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	163,688
2.60%, 10/01/50 (a)	250,000	221,305
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	150,000	168,108
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	209,188
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	256,325
2.20%, 11/15/24 (a)	400,000	417,252
2.60%, 11/15/29 (a)	250,000	255,883
3.25%, 11/15/39 (a)	500,000	511,505
3.40%, 11/15/49 (a)	350,000	357,115
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	260,640
2.13%, 10/24/24 (a)	450,000	470,344
1.38%, 09/29/25 (a)	300,000	302,640
3.88%, 05/18/28 (a)	450,000	505,863
2.38%, 10/24/29 (a)	200,000	202,102
2.00%, 04/29/30 (a)	250,000	244,543
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 04/29/32 (a)	250,000	242,283
5.88%, 09/30/36	600,000	831,786
3.88%, 04/29/43 (a)	50,000	56,422
Diageo Investment Corp.
2.88%, 05/11/22	262,000	269,739
4.25%, 05/11/42	100,000	118,759
Dignity Health
3.13%, 11/01/22	250,000	258,763
5.27%, 11/01/64	150,000	187,377
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	228,116
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	281,920
Eli Lilly and Co.
2.35%, 05/15/22	350,000	358,088
2.75%, 06/01/25 (a)	110,000	117,246
3.10%, 05/15/27 (a)	250,000	272,463
3.38%, 03/15/29 (a)	350,000	385,535
3.88%, 03/15/39 (a)	250,000	286,445
3.95%, 05/15/47 (a)	100,000	112,919
3.95%, 03/15/49 (a)	550,000	627,627
2.25%, 05/15/50 (a)	850,000	722,211
4.15%, 03/15/59 (a)	400,000	475,652
2.50%, 09/15/60 (a)	250,000	213,148
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	52,261
3.15%, 03/15/27 (a)	300,000	326,754
2.38%, 12/01/29 (a)	200,000	203,382
2.60%, 04/15/30 (a)	250,000	257,933
4.38%, 06/15/45 (a)	150,000	180,068
4.15%, 03/15/47 (a)	300,000	353,565
3.13%, 12/01/49 (a)	200,000	203,156
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	257,218
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	169,758
3.50%, 01/16/50 (a)	1,050,000	1,038,492
General Mills, Inc.
2.60%, 10/12/22 (a)	150,000	154,745
3.70%, 10/17/23 (a)	166,000	178,337
4.00%, 04/17/25 (a)	950,000	1,048,752
3.20%, 02/10/27 (a)	300,000	324,927
4.20%, 04/17/28 (a)	325,000	368,004
2.88%, 04/15/30 (a)	350,000	361,697
3.00%, 02/01/51 (a)(c)	601,000	564,375
Gilead Sciences, Inc.
3.25%, 09/01/22 (a)	450,000	465,579
2.50%, 09/01/23 (a)	600,000	625,854
0.75%, 09/29/23 (a)	750,000	751,057
3.70%, 04/01/24 (a)	700,000	755,125
3.50%, 02/01/25 (a)	600,000	650,616
3.65%, 03/01/26 (a)	700,000	769,783
2.95%, 03/01/27 (a)	100,000	106,472
1.20%, 10/01/27 (a)	400,000	383,560
4.60%, 09/01/35 (a)	600,000	709,236
4.00%, 09/01/36 (a)	300,000	333,963
5.65%, 12/01/41 (a)	200,000	267,020
4.80%, 04/01/44 (a)	650,000	784,147
4.50%, 02/01/45 (a)	400,000	467,028
4.75%, 03/01/46 (a)	950,000	1,148,331
4.15%, 03/01/47 (a)	825,000	919,363
2.80%, 10/01/50 (a)	500,000	446,530
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	590,000	606,290
2.88%, 06/01/22 (a)	550,000	565,279
0.53%, 10/01/23 (a)	350,000	350,801

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 06/01/24 (a)	300,000	320,979
3.38%, 06/01/29 (a)	650,000	711,256
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	104,757
3.38%, 05/15/23	250,000	265,765
3.63%, 05/15/25	1,000,000	1,099,220
3.88%, 05/15/28	500,000	565,340
5.38%, 04/15/34	180,000	239,449
6.38%, 05/15/38	950,000	1,400,423
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	233,563
4.21%, 07/01/48 (a)	150,000	177,135
4.50%, 07/01/57 (a)	250,000	310,952
Hartford HealthCare Corp.
3.45%, 07/01/54	200,000	199,374
Hasbro, Inc.
2.60%, 11/19/22	200,000	206,338
3.00%, 11/19/24 (a)	200,000	213,208
3.55%, 11/19/26 (a)	250,000	270,110
3.50%, 09/15/27 (a)	100,000	106,920
3.90%, 11/19/29 (a)	200,000	214,604
6.35%, 03/15/40	200,000	256,482
5.10%, 05/15/44 (a)	100,000	111,916
HCA, Inc.
4.75%, 05/01/23	450,000	485,752
5.00%, 03/15/24	850,000	947,265
5.25%, 04/15/25	500,000	571,995
5.25%, 06/15/26 (a)	250,000	287,925
4.50%, 02/15/27 (a)	500,000	561,580
4.13%, 06/15/29 (a)	650,000	720,505
5.13%, 06/15/39 (a)	300,000	361,017
5.50%, 06/15/47 (a)	550,000	685,690
5.25%, 06/15/49 (a)	850,000	1,042,890
Hershey Co.
0.90%, 06/01/25 (a)	250,000	248,330
2.30%, 08/15/26 (a)	710,000	746,558
2.45%, 11/15/29 (a)	100,000	102,558
3.13%, 11/15/49 (a)	150,000	148,845
2.65%, 06/01/50 (a)	300,000	273,414
Hormel Foods Corp.
1.80%, 06/11/30 (a)	250,000	240,628
Hospital Special Surgery
Series 2020
2.67%, 10/01/50 (a)	250,000	221,388
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	100,000	118,471
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	160,350
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	161,844
2.90%, 06/01/30 (a)	250,000	255,950
3.90%, 06/01/50 (a)	100,000	106,724
Integris Baptist Medical Center, Inc.
Series A
3.88%, 08/15/50 (a)	250,000	267,455
Iowa Health System
Series 2020
3.67%, 02/15/50 (a)	200,000	212,098
JM Smucker Co.
3.50%, 03/15/25	500,000	543,435
2.38%, 03/15/30 (a)	200,000	197,584
4.25%, 03/15/35	250,000	281,533
4.38%, 03/15/45	250,000	283,030
3.55%, 03/15/50 (a)	100,000	101,632
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Johnson & Johnson
2.05%, 03/01/23 (a)	100,000	103,065
3.38%, 12/05/23	250,000	270,333
2.63%, 01/15/25 (a)	320,000	341,366
0.55%, 09/01/25 (a)	350,000	345,499
2.45%, 03/01/26 (a)	450,000	478,503
2.95%, 03/03/27 (a)	1,600,000	1,744,960
0.95%, 09/01/27 (a)	350,000	339,283
2.90%, 01/15/28 (a)	100,000	108,147
1.30%, 09/01/30 (a)	350,000	328,804
4.95%, 05/15/33	100,000	127,881
3.55%, 03/01/36 (a)	117,000	131,569
3.63%, 03/03/37 (a)	550,000	623,095
3.40%, 01/15/38 (a)	1,250,000	1,378,250
5.85%, 07/15/38	382,000	538,620
2.10%, 09/01/40 (a)	400,000	365,728
4.50%, 09/01/40	50,000	62,420
4.85%, 05/15/41	150,000	193,205
4.50%, 12/05/43 (a)	200,000	251,960
3.70%, 03/01/46 (a)	925,000	1,047,017
3.75%, 03/03/47 (a)	200,000	228,970
2.25%, 09/01/50 (a)	400,000	356,808
2.45%, 09/01/60 (a)	400,000	353,164
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	819,765
4.88%, 04/01/42	50,000	64,025
4.15%, 05/01/47 (a)	125,000	148,238
3.27%, 11/01/49 (a)	550,000	568,029
Kellogg Co.
2.65%, 12/01/23	350,000	368,049
4.30%, 05/15/28 (a)	750,000	854,272
2.10%, 06/01/30 (a)	250,000	243,203
4.50%, 04/01/46	231,000	270,757
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	242,525
3.13%, 12/15/23 (a)	250,000	265,513
4.42%, 05/25/25 (a)	800,000	898,152
3.40%, 11/15/25 (a)	200,000	217,634
2.55%, 09/15/26 (a)	150,000	158,160
3.43%, 06/15/27 (a)	150,000	164,058
4.60%, 05/25/28 (a)	500,000	578,155
3.20%, 05/01/30 (a)	300,000	317,937
4.99%, 05/25/38 (a)	200,000	247,132
4.50%, 11/15/45 (a)	150,000	174,650
4.42%, 12/15/46 (a)	250,000	286,377
5.09%, 05/25/48 (a)	150,000	188,805
3.80%, 05/01/50 (a)	250,000	266,543
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	260,898
1.05%, 09/15/27 (a)	250,000	243,008
3.95%, 11/01/28 (a)	200,000	227,646
3.20%, 04/25/29 (a)	600,000	649,602
3.10%, 03/26/30 (a)	200,000	215,716
6.63%, 08/01/37	100,000	149,616
5.30%, 03/01/41	450,000	587,236
3.20%, 07/30/46 (a)	100,000	103,929
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	223,000	294,425
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	321,067
5.00%, 03/15/42	200,000	257,198
Kroger Co.
2.80%, 08/01/22 (a)	500,000	514,730
4.00%, 02/01/24 (a)	450,000	489,123
2.65%, 10/15/26 (a)	100,000	105,857
4.50%, 01/15/29 (a)	200,000	233,012
2.20%, 05/01/30 (a)	550,000	541,068

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.50%, 04/01/31	100,000	139,454
6.90%, 04/15/38	90,000	127,880
5.40%, 07/15/40 (a)	400,000	504,456
5.15%, 08/01/43 (a)	67,000	83,618
3.88%, 10/15/46 (a)	200,000	210,778
4.45%, 02/01/47 (a)	350,000	397,467
4.65%, 01/15/48 (a)	200,000	233,210
5.40%, 01/15/49 (a)	200,000	257,652
3.95%, 01/15/50 (a)	320,000	346,080
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	800,000	857,272
2.30%, 12/01/24 (a)	200,000	209,076
3.60%, 02/01/25 (a)	150,000	162,372
2.95%, 12/01/29 (a)	100,000	103,191
4.70%, 02/01/45 (a)	300,000	341,952
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	250,000	274,885
3.19%, 07/01/49 (a)	100,000	100,901
4.12%, 07/01/55	150,000	173,757
3.34%, 07/01/60 (a)	250,000	257,853
Mayo Clinic
3.77%, 11/15/43	100,000	109,826
4.13%, 11/15/52	250,000	303,007
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	300,000	308,775
3.15%, 08/15/24 (a)	200,000	214,088
3.40%, 08/15/27 (a)	350,000	380,250
2.50%, 04/15/30 (a)	200,000	200,406
4.20%, 08/15/47 (a)	150,000	170,198
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	257,795
3.80%, 03/15/24 (a)	500,000	543,040
0.90%, 12/03/25 (a)	250,000	244,785
3.95%, 02/16/28 (a)	300,000	335,859
4.75%, 05/30/29 (a)	200,000	234,634
4.88%, 03/15/44 (a)	69,000	81,725
McLaren Health Care Corp.
Series A
4.39%, 05/15/48 (a)	100,000	118,134
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	337,134
5.90%, 11/01/39	150,000	206,586
4.60%, 06/01/44 (a)	50,000	60,692
MedStar Health, Inc.
3.63%, 08/15/49	100,000	104,432
Medtronic, Inc.
3.50%, 03/15/25	648,000	711,063
4.38%, 03/15/35	800,000	964,808
4.63%, 03/15/45	750,000	947,602
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	39,071
4.13%, 07/01/52	300,000	355,599
4.20%, 07/01/55	400,000	479,780
Merck & Co., Inc.
2.80%, 05/18/23	800,000	842,752
2.75%, 02/10/25 (a)	1,700,000	1,811,418
0.75%, 02/24/26 (a)	100,000	98,486
3.40%, 03/07/29 (a)	500,000	552,265
1.45%, 06/24/30 (a)	450,000	426,537
6.50%, 12/01/33 (e)(f)	350,000	504,143
3.90%, 03/07/39 (a)	350,000	399,122
2.35%, 06/24/40 (a)	450,000	419,409
3.60%, 09/15/42 (a)	200,000	220,782
4.15%, 05/18/43	450,000	530,514
3.70%, 02/10/45 (a)	800,000	880,816
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/07/49 (a)	600,000	694,338
2.45%, 06/24/50 (a)	250,000	222,353
Methodist Hospital
Series 20A
2.71%, 12/01/50 (a)	250,000	231,923
MidMichigan Health
Series 2020
3.41%, 06/01/50 (a)	200,000	202,656
Molson Coors Beverage Co.
3.50%, 05/01/22	200,000	206,352
3.00%, 07/15/26 (a)	590,000	628,232
5.00%, 05/01/42	350,000	405,030
4.20%, 07/15/46 (a)	650,000	681,141
Mondelez International, Inc.
0.63%, 07/01/22	175,000	175,555
1.50%, 05/04/25 (a)	300,000	303,576
3.63%, 02/13/26 (a)	300,000	330,786
4.13%, 05/07/28 (a)	300,000	341,016
2.75%, 04/13/30 (a)	425,000	434,477
1.50%, 02/04/31 (a)	250,000	229,270
1.88%, 10/15/32 (a)	250,000	233,580
2.63%, 09/04/50 (a)	400,000	346,760
Montefiore Obligated Group
4.29%, 09/01/50	300,000	306,840
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	300,000	314,532
3.39%, 07/01/50 (a)	250,000	245,035
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	139,524
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	216,028
4.55%, 04/15/28 (a)	350,000	396,343
5.20%, 04/15/48 (a)	250,000	293,855
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	225,653
4.02%, 08/01/45	100,000	117,259
4.06%, 08/01/56	50,000	58,182
2.61%, 08/01/60 (a)	250,000	214,833
3.95%, 08/01/19 (a)	300,000	323,436
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	213,640
4.26%, 11/01/47 (a)	300,000	339,528
3.81%, 11/01/49 (a)	150,000	157,529
Novartis Capital Corp.
2.40%, 09/21/22	650,000	671,177
3.40%, 05/06/24	350,000	379,557
1.75%, 02/14/25 (a)	350,000	360,419
3.00%, 11/20/25 (a)	750,000	810,015
2.00%, 02/14/27 (a)	390,000	401,973
3.10%, 05/17/27 (a)	750,000	814,395
2.20%, 08/14/30 (a)	550,000	554,174
4.40%, 05/06/44	625,000	765,450
4.00%, 11/20/45 (a)	500,000	579,610
2.75%, 08/14/50 (a)	450,000	428,665
NYU Langone Hospitals
5.75%, 07/01/43	200,000	272,798
4.78%, 07/01/44	350,000	430,794
4.37%, 07/01/47 (a)	130,000	149,819
3.38%, 07/01/55 (a)	200,000	197,068
OhioHealth Corp.
Series 2020
3.04%, 11/15/50 (a)	150,000	150,819
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	114,096
3.33%, 10/01/50 (a)	250,000	252,623

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	149,997
4.79%, 11/15/48 (a)	100,000	125,393
3.22%, 11/15/50 (a)	250,000	243,583
PepsiCo, Inc.
2.25%, 05/02/22 (a)	200,000	204,168
2.75%, 03/01/23	500,000	523,595
0.75%, 05/01/23	200,000	202,072
0.40%, 10/07/23	200,000	200,776
3.60%, 03/01/24 (a)	850,000	923,440
2.25%, 03/19/25 (a)	550,000	578,149
2.75%, 04/30/25 (a)	300,000	320,478
3.50%, 07/17/25 (a)	100,000	109,901
2.38%, 10/06/26 (a)	250,000	265,405
2.63%, 03/19/27 (a)	250,000	266,473
3.00%, 10/15/27 (a)	500,000	542,710
2.63%, 07/29/29 (a)	550,000	574,849
2.75%, 03/19/30 (a)	700,000	732,900
1.63%, 05/01/30 (a)	225,000	215,406
1.40%, 02/25/31 (a)	200,000	186,554
3.50%, 03/19/40 (a)	500,000	544,725
4.00%, 03/05/42	250,000	287,212
3.60%, 08/13/42	145,000	158,262
4.60%, 07/17/45 (a)	375,000	464,171
4.45%, 04/14/46 (a)	500,000	606,250
3.45%, 10/06/46 (a)	700,000	741,510
4.00%, 05/02/47 (a)	500,000	572,610
3.38%, 07/29/49 (a)	350,000	363,856
2.88%, 10/15/49 (a)	250,000	243,990
3.63%, 03/19/50 (a)	450,000	496,512
3.88%, 03/19/60 (a)	300,000	343,152
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	264,648
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	300,000	319,692
4.38%, 03/15/26 (a)	200,000	217,172
3.15%, 06/15/30 (a)	250,000	245,440
4.90%, 12/15/44 (a)	250,000	248,320
Pfizer, Inc.
3.00%, 06/15/23	500,000	528,875
3.20%, 09/15/23 (a)	500,000	533,725
2.95%, 03/15/24 (a)	268,000	288,119
3.40%, 05/15/24	250,000	271,370
0.80%, 05/28/25 (a)	500,000	497,110
2.75%, 06/03/26	800,000	860,952
3.00%, 12/15/26	300,000	326,982
3.60%, 09/15/28 (a)	250,000	277,330
3.45%, 03/15/29 (a)	500,000	549,510
2.63%, 04/01/30 (a)	500,000	519,005
1.70%, 05/28/30 (a)	250,000	240,983
4.00%, 12/15/36	250,000	287,657
4.10%, 09/15/38 (a)	200,000	233,510
3.90%, 03/15/39 (a)	250,000	284,887
7.20%, 03/15/39	650,000	1,021,748
2.55%, 05/28/40 (a)	250,000	239,375
5.60%, 09/15/40	200,000	272,992
4.30%, 06/15/43	150,000	177,185
4.40%, 05/15/44	850,000	1,024,581
4.13%, 12/15/46	1,000,000	1,175,440
4.20%, 09/15/48 (a)	300,000	356,205
4.00%, 03/15/49 (a)	150,000	173,894
2.70%, 05/28/50 (a)	250,000	232,595
Pharmacia LLC
6.60%, 12/01/28	500,000	660,965
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	500,000	513,535
2.50%, 08/22/22	250,000	257,798
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 11/02/22 (a)	250,000	258,330
2.63%, 03/06/23	150,000	156,579
2.13%, 05/10/23 (a)	500,000	516,710
2.88%, 05/01/24 (a)	200,000	212,586
1.50%, 05/01/25 (a)	200,000	202,926
2.75%, 02/25/26 (a)	230,000	244,826
0.88%, 05/01/26 (a)	250,000	243,610
3.13%, 03/02/28 (a)	650,000	694,180
3.38%, 08/15/29 (a)	250,000	269,730
2.10%, 05/01/30 (a)	250,000	242,250
1.75%, 11/01/30 (a)	250,000	234,285
6.38%, 05/16/38	700,000	975,275
4.38%, 11/15/41	250,000	284,263
4.50%, 03/20/42	250,000	287,285
3.88%, 08/21/42	250,000	265,140
4.13%, 03/04/43	250,000	273,105
4.88%, 11/15/43	375,000	451,897
4.25%, 11/10/44	400,000	446,616
Procter & Gamble Co.
2.15%, 08/11/22	500,000	513,180
0.55%, 10/29/25	250,000	245,973
2.70%, 02/02/26	500,000	539,120
2.45%, 11/03/26	350,000	371,749
2.80%, 03/25/27	200,000	215,892
3.00%, 03/25/30	500,000	537,960
1.20%, 10/29/30	250,000	231,698
3.55%, 03/25/40	300,000	334,200
3.50%, 10/25/47	550,000	616,863
3.60%, 03/25/50	450,000	515,344
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	307,107
3.74%, 10/01/47	112,000	122,014
3.93%, 10/01/48 (a)	200,000	222,596
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	325,383
4.20%, 06/30/29 (a)	100,000	113,937
2.95%, 06/30/30 (a)	300,000	310,938
2.80%, 06/30/31 (a)	300,000	306,384
4.70%, 03/30/45 (a)	300,000	351,846
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	416,952
2.80%, 09/15/50 (a)	250,000	216,703
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	832,845
5.70%, 08/15/35 (a)	300,000	357,360
7.25%, 06/15/37	375,000	487,646
6.15%, 09/15/43	500,000	604,790
5.85%, 08/15/45 (a)	1,000,000	1,176,240
Royalty Pharma PLC
0.75%, 09/02/23 (c)	350,000	349,741
1.20%, 09/02/25 (a)(c)	350,000	343,987
1.75%, 09/02/27 (a)(c)	350,000	342,265
2.20%, 09/02/30 (a)(c)	450,000	430,290
3.30%, 09/02/40 (a)(c)	450,000	436,360
3.55%, 09/02/50 (a)(c)	150,000	143,847
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	167,319
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	300,000	331,833
Sanofi
3.38%, 06/19/23 (a)	350,000	373,404
3.63%, 06/19/28 (a)	250,000	279,588
Sharp HealthCare
2.68%, 08/01/50 (a)	250,000	228,000

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	1,400,000	1,472,520
3.20%, 09/23/26 (a)	900,000	968,751
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	235,740
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	100,000	102,596
SSM Health Care Corp.
3.69%, 06/01/23 (a)	450,000	477,490
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	224,656
STERIS Irish FinCo Unlimited Co.
3.75%, 03/15/51 (a)	150,000	150,462
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	161,801
3.50%, 03/15/26 (a)	790,000	865,184
3.65%, 03/07/28 (a)	150,000	165,945
1.95%, 06/15/30 (a)	500,000	483,750
4.10%, 04/01/43 (a)	350,000	391,685
4.38%, 05/15/44 (a)	100,000	117,536
4.63%, 03/15/46 (a)	400,000	491,180
2.90%, 06/15/50 (a)	300,000	283,806
Sutter Health
1.32%, 08/15/25 (a)	150,000	149,790
4.09%, 08/15/48 (a)	100,000	112,102
3.36%, 08/15/50 (a)	200,000	200,018
Sysco Corp.
3.55%, 03/15/25 (a)	350,000	379,389
3.75%, 10/01/25 (a)	500,000	546,745
3.30%, 07/15/26 (a)	250,000	269,413
3.25%, 07/15/27 (a)	200,000	215,470
2.40%, 02/15/30 (a)	200,000	198,934
5.95%, 04/01/30 (a)	400,000	500,528
6.60%, 04/01/40 (a)	250,000	351,010
4.85%, 10/01/45 (a)	225,000	266,569
4.50%, 04/01/46 (a)	300,000	338,850
4.45%, 03/15/48 (a)	100,000	113,379
3.30%, 02/15/50 (a)	300,000	285,945
6.60%, 04/01/50 (a)	550,000	798,572
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	250,000	273,433
5.00%, 11/26/28 (a)	400,000	472,836
2.05%, 03/31/30 (a)	700,000	674,569
3.03%, 07/09/40 (a)	550,000	533,472
3.18%, 07/09/50 (a)	600,000	569,322
3.38%, 07/09/60 (a)	300,000	287,760
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	212,468
4.33%, 11/15/55	100,000	122,398
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	372,000	413,463
3.65%, 12/15/25 (a)	310,000	340,966
2.95%, 09/19/26 (a)	248,000	265,422
3.20%, 08/15/27 (a)	412,000	445,578
2.60%, 10/01/29 (a)	310,000	318,429
4.50%, 03/25/30 (a)	372,000	434,689
5.30%, 02/01/44 (a)	248,000	329,270
4.10%, 08/15/47 (a)	310,000	361,593
Toledo Hospital
5.33%, 11/15/28	75,000	86,795
5.75%, 11/15/38 (a)	275,000	321,711
Trinity Health Corp.
4.13%, 12/01/45	225,000	262,782
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	250,000	259,660
3.90%, 09/28/23 (a)	150,000	161,837
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 08/15/24 (a)	150,000	164,072
4.00%, 03/01/26 (a)	250,000	277,550
3.55%, 06/02/27 (a)	350,000	381,335
4.35%, 03/01/29 (a)	260,000	296,283
4.88%, 08/15/34 (a)	800,000	962,000
5.15%, 08/15/44 (a)	125,000	156,501
4.55%, 06/02/47 (a)	400,000	469,948
5.10%, 09/28/48 (a)	210,000	267,007
Unilever Capital Corp.
2.20%, 05/05/22 (a)	250,000	254,780
0.38%, 09/14/23	250,000	250,805
3.25%, 03/07/24 (a)	200,000	215,356
2.60%, 05/05/24 (a)	450,000	476,757
2.00%, 07/28/26	500,000	517,825
2.90%, 05/05/27 (a)	200,000	215,582
3.50%, 03/22/28 (a)	550,000	609,185
2.13%, 09/06/29 (a)	400,000	400,716
1.38%, 09/14/30 (a)	350,000	328,895
5.90%, 11/15/32	300,000	405,498
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	325,000	314,454
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	800,000	882,120
5.25%, 06/15/46 (a)	400,000	471,560
Viatris, Inc.
1.65%, 06/22/25 (a)(c)	350,000	351,568
2.30%, 06/22/27 (a)(c)	250,000	252,505
2.70%, 06/22/30 (a)(c)	400,000	395,536
3.85%, 06/22/40 (a)(c)	650,000	667,316
4.00%, 06/22/50 (a)(c)	750,000	766,425
Whirlpool Corp.
4.00%, 03/01/24	100,000	109,194
3.70%, 05/01/25	100,000	109,262
4.75%, 02/26/29 (a)	250,000	290,282
4.50%, 06/01/46 (a)	150,000	168,341
4.60%, 05/15/50 (a)	300,000	346,470
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	150,000	182,274
Wyeth LLC
6.50%, 02/01/34	200,000	286,308
6.00%, 02/15/36	150,000	207,491
5.95%, 04/01/37	500,000	696,830
Yale-New Haven Health Services Corp.
Series 2020
2.50%, 07/01/50 (a)	250,000	216,323
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	250,000	255,468
3.70%, 03/19/23 (a)	100,000	105,850
3.55%, 04/01/25 (a)	600,000	650,988
3.05%, 01/15/26 (a)	350,000	374,983
3.55%, 03/20/30 (a)	300,000	321,423
4.45%, 08/15/45 (a)	299,000	333,672
Zoetis, Inc.
3.25%, 02/01/23 (a)	350,000	364,941
3.00%, 09/12/27 (a)	500,000	534,525
3.90%, 08/20/28 (a)	620,000	690,060
2.00%, 05/15/30 (a)	200,000	192,638
4.70%, 02/01/43 (a)	300,000	364,428
4.45%, 08/20/48 (a)	50,000	59,965
3.00%, 05/15/50 (a)	300,000	286,938
		361,161,709
Energy 2.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	414,980
3.34%, 12/15/27 (a)	550,000	589,083

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.14%, 11/07/29 (a)	200,000	209,766
4.49%, 05/01/30 (a)	150,000	171,699
4.08%, 12/15/47 (a)	725,000	774,822
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	183,915
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	371,240
4.45%, 07/15/27 (a)	450,000	499,135
3.40%, 02/15/31 (a)	250,000	252,533
BP Capital Markets America, Inc.
3.25%, 05/06/22	250,000	258,048
2.52%, 09/19/22 (a)	200,000	205,886
2.94%, 04/06/23	500,000	525,330
2.75%, 05/10/23	550,000	576,900
3.22%, 11/28/23 (a)	400,000	427,276
3.79%, 02/06/24 (a)	400,000	434,160
3.22%, 04/14/24 (a)	350,000	375,753
3.19%, 04/06/25 (a)	300,000	323,085
3.80%, 09/21/25 (a)	300,000	331,125
3.41%, 02/11/26 (a)	250,000	272,423
3.12%, 05/04/26 (a)	350,000	376,698
3.02%, 01/16/27 (a)	300,000	320,841
3.54%, 04/06/27 (a)	300,000	328,965
3.59%, 04/14/27 (a)	150,000	164,691
3.94%, 09/21/28 (a)	550,000	612,667
4.23%, 11/06/28 (a)	700,000	794,927
3.63%, 04/06/30 (a)	700,000	767,963
1.75%, 08/10/30 (a)	400,000	378,464
3.00%, 02/24/50 (a)	650,000	594,977
2.77%, 11/10/50 (a)	500,000	438,430
2.94%, 06/04/51 (a)	500,000	447,440
BP Capital Markets PLC
2.50%, 11/06/22	300,000	310,239
3.99%, 09/26/23	250,000	271,790
3.81%, 02/10/24	500,000	545,080
3.54%, 11/04/24	300,000	328,680
3.51%, 03/17/25	300,000	327,783
3.28%, 09/19/27 (a)	450,000	486,940
3.72%, 11/28/28 (a)	250,000	275,497
Burlington Resources LLC
7.20%, 08/15/31	400,000	562,976
7.40%, 12/01/31	100,000	142,844
5.95%, 10/15/36	250,000	332,897
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	550,000	571,136
3.80%, 04/15/24 (a)	150,000	160,811
3.90%, 02/01/25 (a)	100,000	107,893
3.85%, 06/01/27 (a)	200,000	216,702
2.95%, 07/15/30 (a)	200,000	200,216
7.20%, 01/15/32	225,000	298,523
6.45%, 06/30/33	150,000	189,377
6.50%, 02/15/37	200,000	253,966
6.25%, 03/15/38	500,000	636,525
6.75%, 02/01/39	250,000	329,092
4.95%, 06/01/47 (a)	250,000	290,710
Cenovus Energy, Inc.
3.80%, 09/15/23 (a)	150,000	158,654
5.38%, 07/15/25 (a)	350,000	394,023
4.25%, 04/15/27 (a)	400,000	433,028
5.25%, 06/15/37 (a)	250,000	271,280
6.75%, 11/15/39	500,000	625,525
5.40%, 06/15/47 (a)	350,000	390,533
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	719,681
5.88%, 03/31/25 (a)	375,000	427,672
5.13%, 06/30/27 (a)	550,000	631,009
3.70%, 11/15/29 (a)	500,000	528,975
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chevron Corp.
2.36%, 12/05/22 (a)	299,000	307,967
1.14%, 05/11/23	400,000	407,316
2.57%, 05/16/23 (a)	250,000	260,930
3.19%, 06/24/23 (a)	1,150,000	1,214,676
2.90%, 03/03/24 (a)	1,250,000	1,332,325
1.55%, 05/11/25 (a)	950,000	970,026
2.95%, 05/16/26 (a)	250,000	268,583
2.00%, 05/11/27 (a)	100,000	102,489
2.24%, 05/11/30 (a)	500,000	498,725
2.98%, 05/11/40 (a)	300,000	298,587
3.08%, 05/11/50 (a)	400,000	388,016
Chevron USA, Inc.
0.43%, 08/11/23	200,000	200,430
3.90%, 11/15/24 (a)	170,000	187,425
0.69%, 08/12/25 (a)	250,000	245,715
1.02%, 08/12/27 (a)	250,000	240,710
3.85%, 01/15/28 (a)	250,000	278,907
3.25%, 10/15/29 (a)	200,000	215,594
6.00%, 03/01/41 (a)	450,000	629,905
5.25%, 11/15/43 (a)	300,000	391,944
5.05%, 11/15/44 (a)	350,000	446,586
4.95%, 08/15/47 (a)	100,000	125,875
4.20%, 10/15/49 (a)	150,000	172,769
2.34%, 08/12/50 (a)	300,000	253,068
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	272,453
3.90%, 05/15/27 (a)	200,000	217,840
4.38%, 03/15/29 (a)	200,000	221,734
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	542,462
5.80%, 06/01/45 (a)	100,000	124,513
Conoco Funding Co.
7.25%, 10/15/31	200,000	285,380
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	813,855
4.30%, 08/15/28 (a)(c)	650,000	736,963
6.95%, 04/15/29	450,000	600,066
2.40%, 02/15/31 (a)(c)	250,000	246,568
5.90%, 10/15/32	100,000	130,713
5.90%, 05/15/38	250,000	335,100
6.50%, 02/01/39	1,100,000	1,573,990
4.30%, 11/15/44 (a)	300,000	342,567
5.95%, 03/15/46 (a)	125,000	173,416
4.88%, 10/01/47 (a)(c)	150,000	183,989
4.85%, 08/15/48 (a)(c)	275,000	334,430
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	291,810
7.88%, 09/30/31	150,000	201,725
7.95%, 04/15/32	100,000	136,110
5.60%, 07/15/41 (a)	500,000	578,275
4.75%, 05/15/42 (a)	150,000	160,352
5.00%, 06/15/45 (a)	400,000	438,720
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	316,761
4.75%, 05/31/25 (a)	225,000	251,768
3.25%, 12/01/26 (a)	300,000	316,275
3.50%, 12/01/29 (a)	800,000	832,504
3.13%, 03/24/31 (a)	300,000	299,853
4.40%, 03/24/51 (a)	200,000	205,042
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	157,946
3.60%, 12/15/24 (a)	300,000	326,889
3.00%, 11/15/29 (a)	200,000	208,352
4.80%, 11/01/43 (a)	50,000	57,247

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	106,703
4.40%, 03/15/27 (a)	300,000	324,912
4.95%, 05/15/28 (a)	250,000	276,987
4.15%, 09/15/29 (a)	300,000	312,027
5.00%, 05/15/44 (a)	150,000	149,405
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	176,676
7.50%, 04/15/38	100,000	139,207
5.50%, 09/15/40 (a)	200,000	239,626
7.38%, 10/15/45 (a)	150,000	216,209
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	268,215
2.50%, 01/15/25 (a)	150,000	156,305
4.25%, 12/01/26 (a)	850,000	950,470
3.70%, 07/15/27 (a)	475,000	517,308
3.13%, 11/15/29 (a)	350,000	364,801
4.50%, 06/10/44 (a)	250,000	272,470
5.50%, 12/01/46 (a)	150,000	186,114
4.00%, 11/15/49 (a)	150,000	153,822
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	250,000	263,870
5.88%, 01/15/24 (a)	900,000	1,002,852
4.90%, 02/01/24 (a)	250,000	272,883
4.50%, 04/15/24 (a)	200,000	218,020
4.05%, 03/15/25 (a)	200,000	215,964
2.90%, 05/15/25 (a)	350,000	364,833
4.75%, 01/15/26 (a)	350,000	388,843
4.20%, 04/15/27 (a)	250,000	273,012
5.50%, 06/01/27 (a)	350,000	404,215
4.95%, 06/15/28 (a)	100,000	112,070
5.25%, 04/15/29 (a)	300,000	342,414
3.75%, 05/15/30 (a)	500,000	516,235
4.90%, 03/15/35 (a)	550,000	586,036
6.63%, 10/15/36	325,000	398,183
7.50%, 07/01/38	500,000	657,840
6.05%, 06/01/41 (a)	350,000	399,063
6.50%, 02/01/42 (a)	400,000	477,720
5.15%, 02/01/43 (a)	100,000	103,491
5.95%, 10/01/43 (a)	48,000	53,560
5.15%, 03/15/45 (a)	350,000	362,197
6.13%, 12/15/45 (a)	400,000	459,048
5.30%, 04/15/47 (a)	300,000	314,745
6.00%, 06/15/48 (a)	350,000	400,634
6.25%, 04/15/49 (a)	500,000	591,620
5.00%, 05/15/50 (a)	650,000	674,901
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	323,187
Eni USA, Inc.
7.30%, 11/15/27	150,000	196,346
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	450,000	472,095
3.90%, 02/15/24 (a)	400,000	433,076
3.75%, 02/15/25 (a)	300,000	328,569
3.70%, 02/15/26 (a)	150,000	164,712
3.95%, 02/15/27 (a)	25,000	27,944
4.15%, 10/16/28 (a)	400,000	452,656
3.13%, 07/31/29 (a)	650,000	687,303
2.80%, 01/31/30 (a)	575,000	594,228
6.65%, 10/15/34	250,000	332,937
7.55%, 04/15/38	150,000	220,284
6.13%, 10/15/39	250,000	331,832
6.45%, 09/01/40	70,000	95,072
5.95%, 02/01/41	100,000	130,327
5.70%, 02/15/42	150,000	191,769
4.85%, 08/15/42 (a)	300,000	350,127
4.45%, 02/15/43 (a)	300,000	333,822
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.85%, 03/15/44 (a)	400,000	464,572
5.10%, 02/15/45 (a)	350,000	413,721
4.90%, 05/15/46 (a)	400,000	465,812
4.25%, 02/15/48 (a)	500,000	534,225
4.80%, 02/01/49 (a)	450,000	520,447
4.20%, 01/31/50 (a)	500,000	533,160
3.70%, 01/31/51 (a)	325,000	322,228
3.20%, 02/15/52 (a)	250,000	228,618
4.95%, 10/15/54 (a)	375,000	434,569
3.95%, 01/31/60 (a)	325,000	326,193
4.88%, 08/16/77 (a)(b)	200,000	188,782
5.25%, 08/16/77 (a)(b)	335,000	337,596
5.38%, 02/15/78 (a)(b)	235,000	235,066
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	519,225
3.15%, 04/01/25 (a)	250,000	267,748
4.15%, 01/15/26 (a)	50,000	56,259
4.38%, 04/15/30 (a)	300,000	345,594
3.90%, 04/01/35 (a)	165,000	178,583
4.95%, 04/15/50 (a)	300,000	367,707
Equinor A.S.A.
1.75%, 01/22/26 (a)	450,000	461,011
Exxon Mobil Corp.
1.90%, 08/16/22	350,000	357,938
2.73%, 03/01/23 (a)	400,000	416,612
1.57%, 04/15/23	1,300,000	1,332,032
3.18%, 03/15/24 (a)	250,000	267,948
2.02%, 08/16/24 (a)	375,000	391,425
2.71%, 03/06/25 (a)	600,000	635,430
2.99%, 03/19/25 (a)	900,000	964,917
3.04%, 03/01/26 (a)	400,000	431,980
2.28%, 08/16/26 (a)	800,000	833,704
2.44%, 08/16/29 (a)	400,000	407,756
3.48%, 03/19/30 (a)	650,000	707,200
2.61%, 10/15/30 (a)	1,000,000	1,019,210
3.00%, 08/16/39 (a)	250,000	244,655
4.23%, 03/19/40 (a)	400,000	450,756
3.57%, 03/06/45 (a)	400,000	413,960
4.11%, 03/01/46 (a)	850,000	939,641
3.10%, 08/16/49 (a)	700,000	663,831
4.33%, 03/19/50 (a)	950,000	1,092,918
3.45%, 04/15/51 (a)	900,000	908,721
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	212,182
3.80%, 11/15/25 (a)	500,000	550,650
2.92%, 03/01/30 (a)	300,000	299,829
4.85%, 11/15/35 (a)	375,000	420,570
6.70%, 09/15/38	250,000	327,820
7.45%, 09/15/39	400,000	559,848
4.50%, 11/15/41 (a)	150,000	157,787
4.75%, 08/01/43 (a)	350,000	376,229
5.00%, 11/15/45 (a)	600,000	668,064
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	220,376
Hess Corp.
3.50%, 07/15/24 (a)	100,000	105,663
4.30%, 04/01/27 (a)	200,000	218,270
7.88%, 10/01/29	200,000	260,894
7.30%, 08/15/31	413,000	527,901
7.13%, 03/15/33	300,000	389,376
6.00%, 01/15/40	100,000	120,254
5.60%, 02/15/41	500,000	577,995
5.80%, 04/01/47 (a)	200,000	238,958
HollyFrontier Corp.
2.63%, 10/01/23	150,000	154,589
5.88%, 04/01/26 (a)	260,000	294,936
4.50%, 10/01/30 (a)	250,000	258,125

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Husky Energy, Inc.
3.95%, 04/15/22 (a)	350,000	358,190
6.80%, 09/15/37	450,000	548,973
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (a)	400,000	416,320
3.45%, 02/15/23 (a)	1,100,000	1,151,205
3.50%, 09/01/23 (a)	250,000	265,358
4.15%, 02/01/24 (a)	200,000	217,228
4.30%, 05/01/24 (a)	300,000	328,794
5.80%, 03/15/35	100,000	122,482
6.50%, 02/01/37	200,000	255,030
6.95%, 01/15/38	150,000	203,615
6.55%, 09/15/40	100,000	131,367
7.50%, 11/15/40	150,000	207,498
6.38%, 03/01/41	200,000	257,022
5.63%, 09/01/41	350,000	417,133
5.00%, 08/15/42 (a)	1,100,000	1,236,708
4.70%, 11/01/42 (a)	300,000	326,046
5.00%, 03/01/43 (a)	350,000	395,318
5.50%, 03/01/44 (a)	50,000	59,213
5.40%, 09/01/44 (a)	400,000	469,372
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	838,320
4.30%, 03/01/28 (a)	740,000	828,815
2.00%, 02/15/31 (a)	250,000	232,563
7.80%, 08/01/31	500,000	694,760
5.55%, 06/01/45 (a)	700,000	841,057
5.20%, 03/01/48 (a)	196,000	227,874
3.25%, 08/01/50 (a)	250,000	222,713
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	261,930
5.15%, 10/15/43 (a)	400,000	462,328
4.25%, 09/15/46 (a)	100,000	102,792
4.20%, 10/03/47 (a)	200,000	203,512
4.85%, 02/01/49 (a)	99,000	110,756
3.95%, 03/01/50 (a)	250,000	246,838
Marathon Oil Corp.
2.80%, 11/01/22 (a)	350,000	361,004
3.85%, 06/01/25 (a)	200,000	214,760
4.40%, 07/15/27 (a)	350,000	385,595
6.80%, 03/15/32	138,000	172,104
6.60%, 10/01/37	400,000	496,424
5.20%, 06/01/45 (a)	150,000	165,350
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	400,000	429,220
4.75%, 12/15/23 (a)	200,000	219,990
3.63%, 09/15/24 (a)	350,000	378,479
4.70%, 05/01/25 (a)	400,000	450,168
5.13%, 12/15/26 (a)	100,000	116,647
3.80%, 04/01/28 (a)	450,000	487,867
6.50%, 03/01/41 (a)	400,000	531,748
4.75%, 09/15/44 (a)	250,000	278,020
4.50%, 04/01/48 (a)	100,000	106,024
5.00%, 09/15/54 (a)	150,000	161,478
MPLX LP
3.50%, 12/01/22 (a)	250,000	261,548
3.38%, 03/15/23 (a)	100,000	105,010
4.50%, 07/15/23 (a)	300,000	323,199
4.88%, 12/01/24 (a)	450,000	505,413
4.00%, 02/15/25 (a)	250,000	273,015
4.88%, 06/01/25 (a)	450,000	507,334
1.75%, 03/01/26 (a)	250,000	249,890
4.13%, 03/01/27 (a)	450,000	500,773
4.25%, 12/01/27 (a)	396,000	445,496
4.00%, 03/15/28 (a)	325,000	359,164
4.80%, 02/15/29 (a)	500,000	573,120
2.65%, 08/15/30 (a)	500,000	490,845
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 04/15/38 (a)	500,000	546,670
5.20%, 03/01/47 (a)	300,000	344,190
5.20%, 12/01/47 (a)	200,000	226,696
4.70%, 04/15/48 (a)	600,000	649,752
5.50%, 02/15/49 (a)	425,000	508,457
4.90%, 04/15/58 (a)	100,000	109,007
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	209,394
5.20%, 07/15/25 (a)	150,000	169,080
5.50%, 01/15/26 (a)	150,000	172,218
3.95%, 09/15/27 (a)	150,000	159,965
4.75%, 09/01/28 (a)	200,000	221,014
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	200,000	201,492
3.95%, 12/01/42 (a)	300,000	273,564
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	280,017
ONEOK Partners LP
3.38%, 10/01/22 (a)	400,000	413,336
5.00%, 09/15/23 (a)	150,000	163,125
4.90%, 03/15/25 (a)	200,000	222,628
6.65%, 10/01/36	250,000	315,712
6.85%, 10/15/37	150,000	192,480
6.13%, 02/01/41 (a)	50,000	59,067
6.20%, 09/15/43 (a)	150,000	180,936
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	228,194
2.75%, 09/01/24 (a)	250,000	262,625
2.20%, 09/15/25 (a)	200,000	203,830
5.85%, 01/15/26 (a)	200,000	234,428
4.55%, 07/15/28 (a)	475,000	526,281
4.35%, 03/15/29 (a)	250,000	272,823
3.40%, 09/01/29 (a)	250,000	257,085
3.10%, 03/15/30 (a)	200,000	201,566
6.35%, 01/15/31 (a)	250,000	313,932
4.95%, 07/13/47 (a)	225,000	239,882
5.20%, 07/15/48 (a)	450,000	496,210
4.45%, 09/01/49 (a)	250,000	251,300
7.15%, 01/15/51 (a)	150,000	201,660
Phillips 66
4.30%, 04/01/22	550,000	570,779
3.70%, 04/06/23	200,000	212,064
3.85%, 04/09/25 (a)	750,000	821,887
1.30%, 02/15/26 (a)	200,000	198,202
3.90%, 03/15/28 (a)	200,000	220,788
2.15%, 12/15/30 (a)	250,000	237,245
4.65%, 11/15/34 (a)	250,000	286,782
5.88%, 05/01/42	500,000	646,720
4.88%, 11/15/44 (a)	675,000	797,985
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	537,405
3.75%, 03/01/28 (a)	125,000	134,064
3.15%, 12/15/29 (a)	300,000	305,739
4.68%, 02/15/45 (a)	200,000	212,442
4.90%, 10/01/46 (a)	75,000	82,398
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	500,000	499,770
1.13%, 01/15/26 (a)	400,000	393,628
1.90%, 08/15/30 (a)	250,000	232,523
2.15%, 01/15/31 (a)	250,000	236,295
Plains All American Pipeline LP
6.65%, 01/15/37	100,000	117,506
4.30%, 01/31/43 (a)	250,000	229,670
4.90%, 02/15/45 (a)	200,000	195,764
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	200,000	204,818
2.85%, 01/31/23 (a)	200,000	205,472

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 10/15/23 (a)	150,000	158,907
4.65%, 10/15/25 (a)	750,000	824,047
4.50%, 12/15/26 (a)	410,000	450,787
3.55%, 12/15/29 (a)	100,000	100,333
3.80%, 09/15/30 (a)	250,000	255,060
5.15%, 06/01/42 (a)	300,000	304,965
4.70%, 06/15/44 (a)	200,000	191,944
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	650,000	705,425
5.75%, 05/15/24 (a)	775,000	875,975
5.63%, 03/01/25 (a)	750,000	858,562
5.88%, 06/30/26 (a)	600,000	704,256
5.00%, 03/15/27 (a)	600,000	684,408
4.20%, 03/15/28 (a)	450,000	495,054
4.50%, 05/15/30 (a)	525,000	589,885
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	250,633
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	500,000	536,910
2.65%, 06/26/30 (a)	400,000	403,052
Shell International Finance BV
2.38%, 08/21/22	100,000	102,870
2.25%, 01/06/23	600,000	620,490
3.40%, 08/12/23	750,000	802,837
2.00%, 11/07/24 (a)	300,000	312,954
2.38%, 04/06/25 (a)	300,000	315,762
3.25%, 05/11/25	1,400,000	1,518,062
2.88%, 05/10/26	500,000	534,700
2.50%, 09/12/26	450,000	473,445
3.88%, 11/13/28 (a)	500,000	559,180
2.38%, 11/07/29 (a)	475,000	478,776
2.75%, 04/06/30 (a)	750,000	775,732
4.13%, 05/11/35	850,000	972,417
6.38%, 12/15/38	1,500,000	2,164,530
3.63%, 08/21/42	150,000	160,917
4.55%, 08/12/43	825,000	983,301
4.38%, 05/11/45	250,000	292,427
4.00%, 05/10/46	675,000	752,038
3.75%, 09/12/46	400,000	428,024
3.13%, 11/07/49 (a)	400,000	387,112
3.25%, 04/06/50 (a)	650,000	639,710
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	330,879
5.95%, 09/25/43 (a)	450,000	559,647
4.50%, 03/15/45 (a)	100,000	109,104
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	156,782
3.60%, 12/01/24 (a)	250,000	272,250
3.10%, 05/15/25 (a)	150,000	160,289
5.35%, 07/15/33	200,000	236,168
5.95%, 12/01/34	250,000	313,990
5.95%, 05/15/35	350,000	439,138
6.80%, 05/15/38	350,000	478,527
6.50%, 06/15/38	400,000	535,604
6.85%, 06/01/39	150,000	206,301
4.00%, 11/15/47 (a)	250,000	256,203
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	207,712
4.25%, 04/01/24 (a)	250,000	270,323
4.00%, 10/01/27 (a)	200,000	215,242
6.10%, 02/15/42	150,000	168,872
4.95%, 01/15/43 (a)	250,000	256,545
5.30%, 04/01/44 (a)	150,000	156,186
5.35%, 05/15/45 (a)	250,000	264,258
5.40%, 10/01/47 (a)	400,000	429,084
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	221,532
3.90%, 05/25/27 (a)	100,000	108,759
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	473,760
Total Capital International S.A.
2.70%, 01/25/23	500,000	521,890
3.70%, 01/15/24	400,000	435,028
3.75%, 04/10/24	500,000	548,545
2.43%, 01/10/25 (a)	300,000	314,418
3.46%, 02/19/29 (a)	456,000	497,464
2.83%, 01/10/30 (a)	375,000	390,495
2.99%, 06/29/41 (a)	300,000	288,804
3.46%, 07/12/49 (a)	300,000	301,308
3.13%, 05/29/50 (a)	800,000	758,424
3.39%, 06/29/60 (a)	300,000	289,818
Total Capital S.A.
3.88%, 10/11/28	175,000	197,325
TransCanada PipeLines Ltd.
2.50%, 08/01/22	195,000	200,639
3.75%, 10/16/23 (a)	300,000	321,114
4.88%, 01/15/26 (a)	350,000	401,684
4.25%, 05/15/28 (a)	600,000	676,548
4.10%, 04/15/30 (a)	150,000	167,832
4.63%, 03/01/34 (a)	650,000	733,752
6.20%, 10/15/37	250,000	326,325
4.75%, 05/15/38 (a)	200,000	230,000
7.25%, 08/15/38	100,000	144,533
7.63%, 01/15/39	550,000	828,371
6.10%, 06/01/40	450,000	594,711
5.00%, 10/16/43 (a)	250,000	297,387
4.88%, 05/15/48 (a)	350,000	417,095
5.10%, 03/15/49 (a)	450,000	554,724
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	317,200
4.00%, 03/15/28 (a)	250,000	278,505
3.25%, 05/15/30 (a)	250,000	263,050
5.40%, 08/15/41 (a)	150,000	180,836
4.45%, 08/01/42 (a)	100,000	109,641
4.60%, 03/15/48 (a)	200,000	228,280
Valero Energy Corp.
2.70%, 04/15/23	250,000	259,680
1.20%, 03/15/24	300,000	301,101
3.65%, 03/15/25	173,000	186,254
2.85%, 04/15/25 (a)	400,000	418,176
3.40%, 09/15/26 (a)	450,000	481,392
2.15%, 09/15/27 (a)	200,000	196,484
4.35%, 06/01/28 (a)	200,000	221,258
4.00%, 04/01/29 (a)	300,000	325,803
7.50%, 04/15/32	150,000	202,194
6.63%, 06/15/37	550,000	716,589
4.90%, 03/15/45	400,000	449,548
Valero Energy Partners LP
4.38%, 12/15/26 (a)	200,000	224,320
4.50%, 03/15/28 (a)	150,000	166,566
Williams Cos., Inc.
4.30%, 03/04/24 (a)	150,000	163,725
4.55%, 06/24/24 (a)	450,000	496,404
3.90%, 01/15/25 (a)	487,000	528,142
4.00%, 09/15/25 (a)	150,000	164,753
3.75%, 06/15/27 (a)	750,000	819,997
3.50%, 11/15/30 (a)	350,000	371,672
8.75%, 03/15/32	500,000	741,165
6.30%, 04/15/40	600,000	776,664
5.80%, 11/15/43 (a)	300,000	369,510
4.90%, 01/15/45 (a)	150,000	167,061

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.10%, 09/15/45 (a)	500,000	577,145
4.85%, 03/01/48 (a)	300,000	335,223
WPX Energy, Inc.
5.25%, 09/15/24 (a)	200,000	221,960
5.75%, 06/01/26 (a)	50,000	52,404
4.50%, 01/15/30 (a)	195,000	210,331
		181,684,659
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	230,000	270,756
California Institute of Technology
4.70%, 11/01/11	250,000	308,197
3.65%, 09/01/19 (a)	200,000	204,934
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	550,000	611,044
Duke University
2.68%, 10/01/44	150,000	146,697
Emory University
2.97%, 09/01/50 (a)	350,000	348,523
George Washington University
4.30%, 09/15/44	50,000	59,323
4.87%, 09/15/45	150,000	193,883
4.13%, 09/15/48 (a)	210,000	246,506
Georgetown University
4.32%, 04/01/49 (a)	26,000	30,690
2.94%, 04/01/50	225,000	210,188
5.22%, 10/01/18 (a)	200,000	258,318
Johns Hopkins University
4.08%, 07/01/53	125,000	150,610
Leland Stanford Junior University
3.65%, 05/01/48 (a)	300,000	344,859
2.41%, 06/01/50 (a)	250,000	229,705
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	200,000	206,872
2.29%, 07/01/51 (a)	150,000	134,901
5.60%, 07/01/11	315,000	486,284
4.68%, 07/01/14	150,000	197,105
3.89%, 07/01/16	200,000	220,196
Northeastern University
2.89%, 10/01/50	250,000	238,117
Northwestern University
4.64%, 12/01/44	200,000	252,802
2.64%, 12/01/50 (a)	250,000	239,812
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	65,814
3.15%, 07/15/46 (a)	207,000	220,122
2.52%, 10/15/50 (a)	150,000	141,392
3.30%, 07/15/56 (a)	200,000	218,788
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	203,216
Steelcase, Inc.
5.13%, 01/18/29 (a)	200,000	233,952
The American University
3.67%, 04/01/49	100,000	110,029
Trustees of Boston College
3.13%, 07/01/52	200,000	198,958
Trustees of Princeton University
5.70%, 03/01/39	250,000	353,365
Trustees of Princeton University
Series 2020
2.52%, 07/01/50 (a)	50,000	47,032
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	91,188
3.61%, 02/15/19 (a)	150,000	149,030
University of Chicago
2.76%, 04/01/45 (a)	150,000	146,025
2.55%, 04/01/50 (a)	250,000	228,942
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	166,445
3.39%, 02/15/48 (a)	249,000	273,138
University of Southern California
3.03%, 10/01/39	400,000	424,256
3.84%, 10/01/47 (a)	150,000	173,231
5.25%, 10/01/11	100,000	141,868
3.23%, 10/01/20 (a)	150,000	135,884
William Marsh Rice University
3.57%, 05/15/45	200,000	222,734
3.77%, 05/15/55	100,000	117,536
Yale University
1.48%, 04/15/30 (a)	350,000	335,443
		9,988,710
Technology 2.6%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	155,177
3.25%, 02/01/25 (a)	430,000	466,000
2.15%, 02/01/27 (a)	300,000	310,011
2.30%, 02/01/30 (a)	450,000	456,178
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	400,000	426,332
Alphabet, Inc.
3.38%, 02/25/24	450,000	487,710
0.45%, 08/15/25 (a)	500,000	490,495
2.00%, 08/15/26 (a)	500,000	520,615
0.80%, 08/15/27 (a)	250,000	240,078
1.10%, 08/15/30 (a)	750,000	690,435
1.90%, 08/15/40 (a)	500,000	434,395
2.05%, 08/15/50 (a)	800,000	662,464
2.25%, 08/15/60 (a)	600,000	491,706
Altera Corp.
4.10%, 11/15/23	200,000	218,970
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	245,543
Analog Devices, Inc.
3.13%, 12/05/23 (a)	200,000	212,936
2.95%, 04/01/25 (a)	250,000	265,880
3.90%, 12/15/25 (a)	400,000	443,492
5.30%, 12/15/45 (a)	290,000	362,819
Apple Inc.
2.70%, 05/13/22	500,000	513,540
1.70%, 09/11/22	300,000	306,732
2.10%, 09/12/22 (a)	200,000	205,402
2.40%, 01/13/23 (a)	750,000	777,285
2.85%, 02/23/23 (a)	500,000	522,605
2.40%, 05/03/23	1,850,000	1,931,955
0.75%, 05/11/23	625,000	632,212
3.00%, 02/09/24 (a)	450,000	480,487
3.45%, 05/06/24	1,150,000	1,251,292
2.85%, 05/11/24 (a)	650,000	693,628
1.80%, 09/11/24 (a)	250,000	260,008
2.75%, 01/13/25 (a)	500,000	533,585
2.50%, 02/09/25	500,000	529,695
1.13%, 05/11/25 (a)	750,000	755,542
3.20%, 05/13/25	600,000	653,244
0.55%, 08/20/25 (a)	500,000	491,490
0.70%, 02/08/26 (a)	1,000,000	980,780
3.25%, 02/23/26 (a)	850,000	929,543

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.45%, 08/04/26 (a)	1,000,000	1,054,990
2.05%, 09/11/26 (a)	850,000	879,384
3.35%, 02/09/27 (a)	875,000	962,377
3.20%, 05/11/27 (a)	550,000	600,611
3.00%, 06/20/27 (a)	500,000	543,150
2.90%, 09/12/27 (a)	550,000	592,740
3.00%, 11/13/27 (a)	700,000	759,171
1.20%, 02/08/28 (a)	750,000	722,790
2.20%, 09/11/29 (a)	550,000	556,259
1.65%, 05/11/30 (a)	550,000	527,829
1.25%, 08/20/30 (a)	500,000	462,810
1.65%, 02/08/31 (a)	1,000,000	955,580
4.50%, 02/23/36 (a)	300,000	369,288
2.38%, 02/08/41 (a)	650,000	602,816
3.85%, 05/04/43	1,000,000	1,142,970
4.45%, 05/06/44	230,000	283,723
3.45%, 02/09/45	650,000	692,809
4.38%, 05/13/45	1,000,000	1,211,190
4.65%, 02/23/46 (a)	250,000	314,018
3.85%, 08/04/46 (a)	288,000	324,510
4.25%, 02/09/47 (a)	1,600,000	1,908,560
3.75%, 09/12/47 (a)	500,000	555,855
3.75%, 11/13/47 (a)	469,000	520,787
2.95%, 09/11/49 (a)	450,000	435,906
2.65%, 05/11/50 (a)	700,000	640,423
2.40%, 08/20/50 (a)	600,000	524,622
2.65%, 02/08/51 (a)	350,000	320,667
2.55%, 08/20/60 (a)	550,000	476,393
2.80%, 02/08/61 (a)	500,000	450,330
Applied Materials, Inc.
3.90%, 10/01/25 (a)	450,000	501,880
3.30%, 04/01/27 (a)	450,000	491,926
1.75%, 06/01/30 (a)	250,000	240,525
5.10%, 10/01/35 (a)	100,000	127,465
5.85%, 06/15/41	400,000	561,888
4.35%, 04/01/47 (a)	100,000	120,075
2.75%, 06/01/50 (a)	300,000	281,589
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	150,000	159,344
3.25%, 09/08/24 (a)	400,000	428,164
3.88%, 01/12/28 (a)	225,000	244,337
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	558,930
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	275,430
1.25%, 09/01/30 (a)	350,000	320,793
Avnet, Inc.
4.63%, 04/15/26 (a)	350,000	387,779
Baidu, Inc.
2.88%, 07/06/22	500,000	512,250
3.50%, 11/28/22	200,000	208,362
3.88%, 09/29/23 (a)	400,000	427,596
4.38%, 05/14/24 (a)	350,000	384,419
3.08%, 04/07/25 (a)	400,000	421,880
4.13%, 06/30/25	200,000	219,126
1.72%, 04/09/26 (a)	200,000	199,418
4.38%, 03/29/28 (a)	250,000	277,323
3.43%, 04/07/30 (a)	200,000	209,596
2.38%, 10/09/30 (a)	200,000	193,496
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	321,732
3.13%, 01/15/25 (a)	200,000	213,166
3.88%, 01/15/27 (a)	1,700,000	1,845,588
3.50%, 01/15/28 (a)	600,000	637,896
Broadcom, Inc.
3.63%, 10/15/24 (a)	300,000	326,634
4.70%, 04/15/25 (a)	600,000	676,668
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.15%, 11/15/25 (a)	620,000	661,050
4.25%, 04/15/26 (a)	500,000	555,795
3.46%, 09/15/26 (a)	504,000	541,417
1.95%, 02/15/28 (a)(c)	150,000	145,895
4.11%, 09/15/28 (a)	1,117,000	1,220,356
4.75%, 04/15/29 (a)	850,000	956,114
5.00%, 04/15/30 (a)	850,000	969,212
4.15%, 11/15/30 (a)	850,000	918,093
2.45%, 02/15/31 (a)(c)	750,000	709,087
4.30%, 11/15/32 (a)	850,000	926,432
2.60%, 02/15/33 (a)(c)	600,000	559,200
3.42%, 04/15/33 (a)(c)	250,000	251,331
3.47%, 04/15/34 (a)(c)	850,000	855,131
3.50%, 02/15/41 (a)(c)	1,000,000	958,880
3.75%, 02/15/51 (a)(c)	500,000	480,145
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	350,000	359,362
CA, Inc.
4.70%, 03/15/27 (a)	249,000	278,579
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	166,568
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	620,000	648,291
3.63%, 03/04/24	225,000	245,837
3.50%, 06/15/25	250,000	277,060
2.95%, 02/28/26	350,000	380,355
2.50%, 09/20/26 (a)	450,000	481,464
5.90%, 02/15/39	500,000	707,185
5.50%, 01/15/40	900,000	1,225,881
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	197,312
4.50%, 12/01/27 (a)	300,000	341,343
3.30%, 03/01/30 (a)	250,000	257,378
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	255,660
5.75%, 08/15/40	150,000	191,088
5.35%, 11/15/48 (a)	250,000	320,288
3.90%, 11/15/49 (a)	150,000	163,190
4.38%, 11/15/57 (a)	450,000	495,220
5.85%, 11/15/68 (a)	150,000	198,581
5.45%, 11/15/79 (a)	400,000	499,092
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	1,250,000	1,366,387
4.00%, 07/15/24 (a)(c)	250,000	271,713
5.85%, 07/15/25 (a)(c)	200,000	233,336
6.02%, 06/15/26 (a)(c)	1,600,000	1,894,144
4.90%, 10/01/26 (a)(c)	500,000	568,855
6.10%, 07/15/27 (a)(c)	250,000	300,830
5.30%, 10/01/29 (a)(c)	650,000	760,890
6.20%, 07/15/30 (a)(c)	350,000	435,935
8.10%, 07/15/36 (a)(c)	606,000	889,844
8.35%, 07/15/46 (a)(c)	700,000	1,067,381
DXC Technology Co.
4.25%, 04/15/24 (a)	125,000	135,805
4.13%, 04/15/25 (a)	150,000	163,310
4.75%, 04/15/27 (a)	200,000	223,728
Equifax, Inc.
3.30%, 12/15/22 (a)	325,000	338,231
3.95%, 06/15/23 (a)	150,000	160,677
2.60%, 12/01/24 (a)	300,000	317,172
2.60%, 12/15/25 (a)	100,000	105,166
3.10%, 05/15/30 (a)	300,000	311,487
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	369,001
1.00%, 09/15/25 (a)	650,000	637,988
2.90%, 11/18/26 (a)	100,000	105,616
5.38%, 05/15/27 (a)	450,000	483,799

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.55%, 03/15/28 (a)	250,000	239,448
3.20%, 11/18/29 (a)	650,000	674,095
3.00%, 07/15/50 (a)	250,000	221,440
2.95%, 09/15/51 (a)	250,000	219,400
Fidelity National Information Services, Inc.
0.38%, 03/01/23	250,000	249,330
1.15%, 03/01/26 (a)	250,000	245,980
1.65%, 03/01/28 (a)	250,000	244,315
3.75%, 05/21/29 (a)	50,000	55,330
2.25%, 03/01/31 (a)	450,000	442,602
3.10%, 03/01/41 (a)	250,000	246,103
4.50%, 08/15/46 (a)	100,000	115,196
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	259,460
3.80%, 10/01/23 (a)	400,000	430,560
2.75%, 07/01/24 (a)	850,000	899,045
3.85%, 06/01/25 (a)	250,000	274,860
3.20%, 07/01/26 (a)	600,000	647,514
2.25%, 06/01/27 (a)	200,000	204,686
4.20%, 10/01/28 (a)	500,000	564,050
3.50%, 07/01/29 (a)	950,000	1,025,838
2.65%, 06/01/30 (a)	200,000	202,216
4.40%, 07/01/49 (a)	900,000	1,041,642
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	557,225
3.75%, 02/01/26 (a)	350,000	381,223
4.88%, 06/15/29 (a)	200,000	225,758
4.88%, 05/12/30 (a)	250,000	284,078
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	250,000	245,205
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	146,832
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	269,603
Global Payments, Inc.
3.75%, 06/01/23 (a)	600,000	636,684
2.65%, 02/15/25 (a)	200,000	210,150
1.20%, 03/01/26 (a)	400,000	392,744
4.45%, 06/01/28 (a)	250,000	285,683
3.20%, 08/15/29 (a)	400,000	421,764
2.90%, 05/15/30 (a)	375,000	383,179
4.15%, 08/15/49 (a)	350,000	383,208
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	620,000	652,395
2.25%, 04/01/23 (a)	400,000	412,184
4.65%, 10/01/24 (a)	550,000	615,274
4.90%, 10/15/25 (a)	1,100,000	1,254,759
1.75%, 04/01/26 (a)	350,000	350,319
6.20%, 10/15/35 (a)	100,000	131,181
6.35%, 10/15/45 (a)	650,000	850,362
HP, Inc.
4.05%, 09/15/22	250,000	262,600
2.20%, 06/17/25 (a)	400,000	413,600
3.00%, 06/17/27 (a)	200,000	211,928
3.40%, 06/17/30 (a)	500,000	525,215
6.00%, 09/15/41	400,000	504,640
Intel Corp.
2.35%, 05/11/22 (a)	500,000	510,540
3.10%, 07/29/22	250,000	259,178
2.70%, 12/15/22	850,000	885,147
2.88%, 05/11/24 (a)	200,000	213,858
3.40%, 03/25/25 (a)	600,000	653,934
3.70%, 07/29/25 (a)	650,000	717,346
3.75%, 03/25/27 (a)	250,000	279,955
3.15%, 05/11/27 (a)	1,000,000	1,088,340
2.45%, 11/15/29 (a)	700,000	717,528
3.90%, 03/25/30 (a)	400,000	454,016
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 03/25/40 (a)	300,000	363,501
4.80%, 10/01/41	500,000	625,640
4.25%, 12/15/42	150,000	174,414
4.90%, 07/29/45 (a)	100,000	126,986
4.10%, 05/19/46 (a)	650,000	737,964
4.10%, 05/11/47 (a)	425,000	485,193
3.73%, 12/08/47 (a)	600,000	648,918
3.25%, 11/15/49 (a)	600,000	602,370
4.75%, 03/25/50 (a)	700,000	882,406
3.10%, 02/15/60 (a)	450,000	426,861
4.95%, 03/25/60 (a)	350,000	459,994
International Business Machines Corp.
2.85%, 05/13/22	850,000	874,293
1.88%, 08/01/22	200,000	204,210
2.88%, 11/09/22	450,000	468,423
3.38%, 08/01/23	300,000	320,886
3.63%, 02/12/24	1,150,000	1,249,463
3.00%, 05/15/24	750,000	804,060
7.00%, 10/30/25	150,000	188,733
3.45%, 02/19/26	750,000	824,197
3.30%, 05/15/26	800,000	871,536
3.30%, 01/27/27	750,000	817,200
1.70%, 05/15/27 (a)	100,000	100,000
3.50%, 05/15/29	1,250,000	1,360,637
1.95%, 05/15/30 (a)	300,000	291,582
5.88%, 11/29/32	300,000	402,657
4.15%, 05/15/39	850,000	972,723
2.85%, 05/15/40 (a)	300,000	290,451
4.00%, 06/20/42	375,000	423,056
4.70%, 02/19/46	400,000	495,720
4.25%, 05/15/49	950,000	1,096,965
2.95%, 05/15/50 (a)	300,000	280,653
7.13%, 12/01/96	100,000	163,454
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	149,454
1.35%, 07/15/27 (a)	600,000	589,398
Jabil, Inc.
4.70%, 09/15/22	150,000	158,868
3.95%, 01/12/28 (a)	250,000	279,368
3.60%, 01/15/30 (a)	100,000	105,213
3.00%, 01/15/31 (a)	300,000	299,727
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	196,936
3.75%, 08/15/29 (a)	250,000	270,358
2.00%, 12/10/30 (a)	200,000	184,350
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	550,000	630,102
KLA Corp.
4.65%, 11/01/24 (a)	500,000	559,345
4.10%, 03/15/29 (a)	174,000	196,112
5.00%, 03/15/49 (a)	200,000	250,832
3.30%, 03/01/50 (a)	200,000	195,200
Lam Research Corp.
3.80%, 03/15/25 (a)	400,000	440,100
3.75%, 03/15/26 (a)	50,000	55,550
4.00%, 03/15/29 (a)	400,000	454,040
1.90%, 06/15/30 (a)	250,000	243,073
4.88%, 03/15/49 (a)	195,000	252,915
2.88%, 06/15/50 (a)	300,000	286,686
3.13%, 06/15/60 (a)	200,000	194,756
Leidos, Inc.
2.95%, 05/15/23 (a)(c)	250,000	261,473
3.63%, 05/15/25 (a)(c)	100,000	108,627
4.38%, 05/15/30 (a)(c)	300,000	333,414
2.30%, 02/15/31 (a)(c)	250,000	236,533
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	164,000	188,124

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mastercard, Inc.
3.38%, 04/01/24	250,000	271,675
2.00%, 03/03/25 (a)	300,000	312,561
2.95%, 11/21/26 (a)	500,000	539,735
3.30%, 03/26/27 (a)	500,000	550,330
2.95%, 06/01/29 (a)	350,000	375,802
3.35%, 03/26/30 (a)	500,000	550,615
3.80%, 11/21/46 (a)	200,000	224,030
3.95%, 02/26/48 (a)	100,000	114,905
3.65%, 06/01/49 (a)	300,000	329,178
3.85%, 03/26/50 (a)	500,000	567,240
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	300,000	321,855
Micron Technology, Inc.
2.50%, 04/24/23	400,000	415,204
4.64%, 02/06/24 (a)	200,000	220,058
4.98%, 02/06/26 (a)	50,000	57,291
4.19%, 02/15/27 (a)	500,000	555,655
5.33%, 02/06/29 (a)	250,000	293,940
4.66%, 02/15/30 (a)	250,000	285,253
Microsoft Corp.
2.65%, 11/03/22 (a)	350,000	361,907
2.38%, 05/01/23 (a)	250,000	259,548
2.00%, 08/08/23 (a)	650,000	674,817
3.63%, 12/15/23 (a)	750,000	810,885
2.88%, 02/06/24 (a)	567,000	604,768
2.70%, 02/12/25 (a)	900,000	961,587
3.13%, 11/03/25 (a)	1,000,000	1,090,860
2.40%, 08/08/26 (a)	1,600,000	1,691,568
3.30%, 02/06/27 (a)	825,000	910,165
3.50%, 02/12/35 (a)	950,000	1,062,622
4.20%, 11/03/35 (a)	350,000	419,961
3.45%, 08/08/36 (a)	750,000	830,167
4.10%, 02/06/37 (a)	600,000	713,850
4.45%, 11/03/45 (a)	200,000	249,116
3.70%, 08/08/46 (a)	1,300,000	1,459,315
4.25%, 02/06/47 (a)	300,000	363,807
2.53%, 06/01/50 (a)	2,050,000	1,877,779
2.92%, 03/17/52 (a)	1,944,000	1,914,179
4.00%, 02/12/55 (a)	200,000	235,394
3.95%, 08/08/56 (a)	200,000	233,768
4.50%, 02/06/57 (a)	250,000	322,913
2.68%, 06/01/60 (a)	1,210,000	1,112,776
3.04%, 03/17/62 (a)	1,091,000	1,072,988
Motorola Solutions, Inc.
3.50%, 03/01/23	400,000	420,656
4.60%, 02/23/28 (a)	200,000	228,248
4.60%, 05/23/29 (a)	250,000	283,943
2.30%, 11/15/30 (a)	250,000	237,090
5.50%, 09/01/44	200,000	243,108
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	215,762
1.88%, 06/22/25 (a)	250,000	255,855
2.38%, 06/22/27 (a)	150,000	153,054
2.70%, 06/22/30 (a)	250,000	249,140
NVIDIA Corp.
3.20%, 09/16/26 (a)	400,000	436,636
2.85%, 04/01/30 (a)	500,000	525,935
3.50%, 04/01/40 (a)	350,000	377,657
3.50%, 04/01/50 (a)	650,000	687,596
3.70%, 04/01/60 (a)	150,000	162,812
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(c)	500,000	583,005
5.55%, 12/01/28 (a)(c)	250,000	299,603
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	200,000	210,012
3.88%, 06/18/26 (a)(c)	250,000	275,165
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.15%, 05/01/27 (a)(c)	200,000	212,834
4.30%, 06/18/29 (a)(c)	350,000	392,308
3.40%, 05/01/30 (a)(c)	350,000	369,642
Oracle Corp.
2.50%, 05/15/22 (a)	1,150,000	1,172,620
2.50%, 10/15/22	1,400,000	1,444,674
2.63%, 02/15/23 (a)	550,000	570,625
3.63%, 07/15/23	200,000	213,732
2.40%, 09/15/23 (a)	1,000,000	1,040,270
3.40%, 07/08/24 (a)	650,000	698,717
2.95%, 11/15/24 (a)	500,000	533,410
2.50%, 04/01/25 (a)	1,100,000	1,154,307
2.95%, 05/15/25 (a)	500,000	532,860
1.65%, 03/25/26 (a)	1,000,000	1,007,390
2.65%, 07/15/26 (a)	756,000	794,216
2.80%, 04/01/27 (a)	700,000	737,513
3.25%, 11/15/27 (a)	1,000,000	1,074,400
2.95%, 04/01/30 (a)	1,200,000	1,238,052
3.25%, 05/15/30 (a)	150,000	157,556
2.88%, 03/25/31 (a)	1,000,000	1,018,500
4.30%, 07/08/34 (a)	650,000	730,340
3.90%, 05/15/35 (a)	350,000	378,336
3.85%, 07/15/36 (a)	750,000	795,052
3.80%, 11/15/37 (a)	900,000	937,584
6.50%, 04/15/38	500,000	689,895
6.13%, 07/08/39	200,000	265,466
3.60%, 04/01/40 (a)	1,100,000	1,107,205
5.38%, 07/15/40	750,000	921,660
3.65%, 03/25/41 (a)	750,000	759,705
4.50%, 07/08/44 (a)	250,000	277,793
4.13%, 05/15/45 (a)	595,000	624,976
4.00%, 07/15/46 (a)	1,100,000	1,135,123
4.00%, 11/15/47 (a)	700,000	724,752
3.60%, 04/01/50 (a)	1,500,000	1,457,715
3.95%, 03/25/51 (a)	1,000,000	1,032,780
4.38%, 05/15/55 (a)	525,000	571,945
3.85%, 04/01/60 (a)	1,200,000	1,182,036
4.10%, 03/25/61 (a)	500,000	517,335
PayPal Holdings, Inc.
2.20%, 09/26/22	350,000	359,328
1.35%, 06/01/23	350,000	356,605
2.40%, 10/01/24 (a)	400,000	420,664
1.65%, 06/01/25 (a)	350,000	356,958
2.65%, 10/01/26 (a)	400,000	423,472
2.85%, 10/01/29 (a)	650,000	677,846
2.30%, 06/01/30 (a)	300,000	298,101
3.25%, 06/01/50 (a)	350,000	350,970
QUALCOMM, Inc.
3.00%, 05/20/22	400,000	412,408
2.60%, 01/30/23 (a)	200,000	207,916
2.90%, 05/20/24 (a)	125,000	133,490
3.45%, 05/20/25 (a)	650,000	711,158
3.25%, 05/20/27 (a)	350,000	382,280
1.30%, 05/20/28 (a)	734,000	702,915
2.15%, 05/20/30 (a)	400,000	397,336
1.65%, 05/20/32 (a)	850,000	782,263
4.65%, 05/20/35 (a)	300,000	367,008
4.80%, 05/20/45 (a)	700,000	876,274
4.30%, 05/20/47 (a)	250,000	295,240
3.25%, 05/20/50 (a)	275,000	280,178
salesforce.com, Inc.
3.25%, 04/11/23 (a)	400,000	422,728
3.70%, 04/11/28 (a)	375,000	419,392
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	452,385
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	650,000	672,561

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	196,276
2.00%, 09/03/30 (a)	200,000	186,232
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	350,000	356,083
2.25%, 05/01/23 (a)	250,000	258,690
1.38%, 03/12/25 (a)	250,000	254,605
2.90%, 11/03/27 (a)	350,000	378,861
2.25%, 09/04/29 (a)	350,000	353,388
1.75%, 05/04/30 (a)	200,000	192,548
3.88%, 03/15/39 (a)	50,000	57,686
4.15%, 05/15/48 (a)	550,000	654,956
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	267,268
4.90%, 06/15/28 (a)	175,000	202,104
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	177,986
3.70%, 02/15/26 (a)	150,000	164,322
3.13%, 08/15/27 (a)	150,000	161,835
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	552,045
4.13%, 03/15/29 (a)	275,000	305,583
5.50%, 06/15/45 (a)	100,000	127,213
3.63%, 05/15/50 (a)	100,000	98,548
Visa, Inc.
2.15%, 09/15/22 (a)	310,000	318,296
2.80%, 12/14/22 (a)	900,000	935,379
3.15%, 12/14/25 (a)	1,650,000	1,800,084
1.90%, 04/15/27 (a)	400,000	410,252
0.75%, 08/15/27 (a)	150,000	144,161
2.75%, 09/15/27 (a)	100,000	106,983
2.05%, 04/15/30 (a)	650,000	648,693
1.10%, 02/15/31 (a)	150,000	136,761
4.15%, 12/14/35 (a)	900,000	1,066,797
2.70%, 04/15/40 (a)	250,000	245,945
4.30%, 12/14/45 (a)	1,250,000	1,513,150
2.00%, 08/15/50 (a)	500,000	406,155
VMware, Inc.
2.95%, 08/21/22 (a)	450,000	464,751
4.50%, 05/15/25 (a)	350,000	390,624
3.90%, 08/21/27 (a)	500,000	548,340
4.70%, 05/15/30 (a)	500,000	575,320
Western Union Co.
4.25%, 06/09/23 (a)	500,000	536,035
2.85%, 01/10/25 (a)	200,000	210,208
1.35%, 03/15/26 (a)	250,000	244,135
2.75%, 03/15/31 (a)	150,000	143,525
Xilinx, Inc.
2.95%, 06/01/24 (a)	350,000	371,773
2.38%, 06/01/30 (a)	200,000	195,776
		217,841,222
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	114,475	116,316
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	688,075	691,577
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	43,235	43,402
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 02/15/32	331,051	330,948
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	115,121
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	200,000	208,798
3.85%, 09/01/23 (a)	425,000	456,926
3.40%, 09/01/24 (a)	850,000	922,156
3.00%, 04/01/25 (a)	240,000	258,264
7.00%, 12/15/25	150,000	188,490
6.20%, 08/15/36	100,000	138,381
5.05%, 03/01/41 (a)	400,000	504,488
5.40%, 06/01/41 (a)	150,000	195,881
4.40%, 03/15/42 (a)	200,000	234,652
4.38%, 09/01/42 (a)	550,000	643,225
4.45%, 03/15/43 (a)	200,000	236,728
5.15%, 09/01/43 (a)	550,000	707,399
4.55%, 09/01/44 (a)	800,000	960,144
3.90%, 08/01/46 (a)	100,000	110,051
4.05%, 06/15/48 (a)	1,200,000	1,353,528
4.15%, 12/15/48 (a)	300,000	343,293
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	161,349
6.90%, 07/15/28	150,000	196,862
6.38%, 11/15/37	150,000	216,366
3.20%, 08/02/46 (a)	300,000	306,249
3.65%, 02/03/48 (a)	300,000	326,718
4.45%, 01/20/49 (a)	350,000	433,657
2.45%, 05/01/50 (a)	300,000	264,441
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	159,728
2.90%, 02/01/25 (a)	271,000	288,051
4.00%, 06/01/28 (a)	250,000	279,402
2.05%, 03/05/30 (a)	200,000	193,678
7.13%, 10/15/31	250,000	350,537
4.80%, 09/15/35 (a)	45,000	54,021
4.80%, 08/01/45 (a)	150,000	183,998
6.13%, 09/15/15 (a)	289,000	423,113
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	225,274
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	259,388	265,051
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	179,164	187,597
CSX Corp.
3.40%, 08/01/24 (a)	300,000	324,420
3.35%, 11/01/25 (a)	150,000	163,569
2.60%, 11/01/26 (a)	250,000	264,448
3.25%, 06/01/27 (a)	628,000	682,510
3.80%, 03/01/28 (a)	250,000	276,762
2.40%, 02/15/30 (a)	175,000	176,792
6.15%, 05/01/37	500,000	683,175
5.50%, 04/15/41 (a)	550,000	713,861
4.75%, 05/30/42 (a)	50,000	60,492
4.40%, 03/01/43 (a)	200,000	229,766
4.10%, 03/15/44 (a)	550,000	612,095
3.80%, 11/01/46 (a)	500,000	535,020
4.50%, 03/15/49 (a)	300,000	351,477
3.80%, 04/15/50 (a)	150,000	159,867
3.95%, 05/01/50 (a)	300,000	329,244
4.50%, 08/01/54 (a)	200,000	236,076
4.25%, 11/01/66 (a)	100,000	114,209
4.65%, 03/01/68 (a)	125,000	152,596
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	252,721	264,420
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	188,000	194,871
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	145,516	145,935
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 02/20/34	243,316	235,739

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
FedEx Corp.
4.00%, 01/15/24	300,000	327,387
3.80%, 05/15/25 (a)	300,000	331,077
3.25%, 04/01/26 (a)	350,000	378,500
3.30%, 03/15/27 (a)	250,000	271,692
3.40%, 02/15/28 (a)	450,000	490,338
4.20%, 10/17/28 (a)	100,000	113,916
3.10%, 08/05/29 (a)	350,000	368,438
4.25%, 05/15/30 (a)	300,000	341,628
4.90%, 01/15/34	112,000	134,940
3.90%, 02/01/35	300,000	330,207
3.88%, 08/01/42	200,000	212,462
5.10%, 01/15/44	250,000	306,937
4.10%, 02/01/45	77,000	83,473
4.75%, 11/15/45 (a)	265,000	313,858
4.55%, 04/01/46 (a)	500,000	572,440
4.40%, 01/15/47 (a)	675,000	765,342
4.95%, 10/17/48 (a)	300,000	367,563
5.25%, 05/15/50 (a)	550,000	707,212
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	414,667
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	192,684	194,153
JetBlue 2020-1 Class A Pass Through Trust
Series 1A
4.00%, 11/15/32	250,000	271,620
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	156,332
2.88%, 11/15/29 (a)	150,000	154,682
4.30%, 05/15/43 (a)	150,000	166,161
4.95%, 08/15/45 (a)	200,000	241,740
4.70%, 05/01/48 (a)	200,000	233,550
4.20%, 11/15/69 (a)	350,000	368,165
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	217,842
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	700,000	713,874
2.90%, 06/15/26 (a)	550,000	589,402
2.55%, 11/01/29 (a)	100,000	102,096
4.84%, 10/01/41	350,000	428,837
4.45%, 06/15/45 (a)	250,000	291,247
4.65%, 01/15/46 (a)	450,000	538,569
3.94%, 11/01/47 (a)	250,000	271,365
4.15%, 02/28/48 (a)	275,000	310,456
4.10%, 05/15/49 (a)	100,000	111,867
3.40%, 11/01/49 (a)	100,000	100,015
3.05%, 05/15/50 (a)	300,000	285,114
4.05%, 08/15/52 (a)	250,000	276,220
3.16%, 05/15/55 (a)	275,000	257,626
Ryder System, Inc.
2.88%, 06/01/22 (a)	150,000	153,863
3.40%, 03/01/23 (a)	275,000	288,703
3.75%, 06/09/23 (a)	200,000	213,318
3.88%, 12/01/23 (a)	250,000	270,525
3.65%, 03/18/24 (a)	400,000	432,036
3.35%, 09/01/25 (a)	135,000	146,034
2.90%, 12/01/26 (a)	200,000	212,770
Southwest Airlines Co.
4.75%, 05/04/23	250,000	270,125
5.25%, 05/04/25 (a)	350,000	398,426
3.00%, 11/15/26 (a)	350,000	370,272
5.13%, 06/15/27 (a)	475,000	547,138
3.45%, 11/16/27 (a)	300,000	317,877
2.63%, 02/10/30 (a)	500,000	492,885
Union Pacific Corp.
4.16%, 07/15/22 (a)	250,000	259,750
2.95%, 01/15/23 (a)	150,000	155,817
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 04/15/23 (a)	100,000	104,154
3.50%, 06/08/23 (a)	100,000	106,257
3.65%, 02/15/24 (a)	350,000	377,667
3.15%, 03/01/24 (a)	250,000	267,507
3.25%, 08/15/25 (a)	500,000	540,660
2.75%, 03/01/26 (a)	500,000	531,315
2.15%, 02/05/27 (a)	175,000	180,287
3.70%, 03/01/29 (a)	300,000	331,713
2.40%, 02/05/30 (a)	250,000	251,310
3.38%, 02/01/35 (a)	600,000	636,522
4.38%, 09/10/38 (a)	300,000	348,189
3.55%, 08/15/39 (a)	250,000	266,460
4.15%, 01/15/45 (a)	200,000	222,282
4.05%, 11/15/45 (a)	120,000	131,104
4.05%, 03/01/46 (a)	250,000	276,500
4.00%, 04/15/47 (a)	500,000	547,910
4.30%, 03/01/49 (a)	200,000	229,906
3.25%, 02/05/50 (a)	700,000	690,991
3.80%, 10/01/51 (a)	250,000	268,930
3.95%, 08/15/59 (a)	150,000	161,187
3.84%, 03/20/60 (a)	700,000	745,878
2.97%, 09/16/62 (a)(c)	450,000	402,300
4.38%, 11/15/65 (a)	300,000	345,042
4.10%, 09/15/67 (a)	50,000	54,299
3.75%, 02/05/70 (a)	350,000	358,666
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	949,035	987,225
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	101,013	104,631
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	195,397	203,815
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	489,191	502,585
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	16,828	17,084
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	309,212	317,310
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	294,904	315,175
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/32	197,046	192,863
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	255,410
2.45%, 10/01/22	350,000	361,158
2.50%, 04/01/23 (a)	250,000	260,568
2.20%, 09/01/24 (a)	150,000	157,470
2.80%, 11/15/24 (a)	150,000	160,619
3.90%, 04/01/25 (a)	450,000	498,636
3.05%, 11/15/27 (a)	350,000	381,874
3.40%, 03/15/29 (a)	100,000	109,235
2.50%, 09/01/29 (a)	150,000	153,380
4.45%, 04/01/30 (a)	325,000	381,423
6.20%, 01/15/38	400,000	566,704
5.20%, 04/01/40 (a)	200,000	259,508
4.88%, 11/15/40 (a)	550,000	689,161
3.63%, 10/01/42	100,000	108,048
3.40%, 11/15/46 (a)	200,000	208,594
3.75%, 11/15/47 (a)	250,000	276,265
4.25%, 03/15/49 (a)	310,000	366,656
3.40%, 09/01/49 (a)	200,000	208,608
5.30%, 04/01/50 (a)	400,000	542,052
		54,788,846
		1,389,867,056

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	105,151
2.10%, 07/01/30 (a)	250,000	241,405
3.45%, 01/15/50 (a)	150,000	147,383
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	268,922
4.25%, 09/15/48 (a)	110,000	126,727
3.80%, 06/15/49 (a)	250,000	269,875
AES Corp.
1.38%, 01/15/26 (a)(c)	250,000	244,010
2.45%, 01/15/31 (a)(c)	350,000	334,194
Alabama Power Co.
3.55%, 12/01/23	350,000	377,660
1.45%, 09/15/30 (a)	250,000	230,803
6.00%, 03/01/39	225,000	309,343
3.85%, 12/01/42	150,000	163,281
4.30%, 01/02/46 (a)	500,000	578,550
3.70%, 12/01/47 (a)	600,000	637,878
4.30%, 07/15/48 (a)	100,000	116,625
3.45%, 10/01/49 (a)	100,000	102,995
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	263,172
3.65%, 02/15/26 (a)	750,000	819,487
3.50%, 01/15/31 (a)	300,000	319,065
Ameren Illinois Co.
4.15%, 03/15/46 (a)	300,000	343,365
3.70%, 12/01/47 (a)	150,000	161,147
3.25%, 03/15/50 (a)	100,000	100,486
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	400,000	450,788
3.25%, 03/01/50 (a)	200,000	186,282
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	538,720
3.30%, 06/01/27 (a)	300,000	323,142
7.00%, 04/01/38	210,000	304,710
4.45%, 06/01/45 (a)	250,000	282,512
4.50%, 03/01/49 (a)	150,000	172,613
3.70%, 05/01/50 (a)	300,000	305,850
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	268,377
4.35%, 11/15/45 (a)	775,000	893,304
4.25%, 03/01/49 (a)	150,000	172,022
3.35%, 05/15/50 (a)	250,000	251,395
2.65%, 09/15/50 (a)	250,000	222,268
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	538,170
3.20%, 04/15/25 (a)	100,000	107,242
3.80%, 06/01/29 (a)	145,000	159,767
Avista Corp.
4.35%, 06/01/48 (a)	150,000	173,453
Baltimore Gas and Electric Co.
3.50%, 08/15/46 (a)	250,000	259,508
3.75%, 08/15/47 (a)	100,000	107,897
4.25%, 09/15/48 (a)	100,000	116,096
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	350,000	364,175
3.50%, 02/01/25 (a)	150,000	162,114
4.05%, 04/15/25 (a)	600,000	665,526
3.25%, 04/15/28 (a)	625,000	676,656
3.70%, 07/15/30 (a)	200,000	222,044
6.13%, 04/01/36	637,000	865,823
5.95%, 05/15/37	250,000	332,715
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 11/15/43 (a)	260,000	323,331
4.50%, 02/01/45 (a)	350,000	407,788
3.80%, 07/15/48 (a)	250,000	268,605
4.25%, 10/15/50 (a)	300,000	346,857
2.85%, 05/15/51 (a)	350,000	315,945
Black Hills Corp.
3.05%, 10/15/29 (a)	200,000	207,022
2.50%, 06/15/30 (a)	250,000	246,085
4.35%, 05/01/33 (a)	400,000	449,468
4.20%, 09/15/46 (a)	100,000	106,616
3.88%, 10/15/49 (a)	100,000	101,579
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (a)	128,000	135,291
3.95%, 03/01/48 (a)	200,000	223,438
4.25%, 02/01/49 (a)	300,000	348,396
2.90%, 07/01/50 (a)	150,000	141,260
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	500,000	513,525
4.25%, 11/01/28 (a)	400,000	448,836
2.95%, 03/01/30 (a)	400,000	411,776
3.70%, 09/01/49 (a)	150,000	151,211
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	270,000	294,008
4.97%, 05/01/46 (a)	100,000	112,965
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	372,043
3.45%, 08/15/27 (a)	200,000	219,810
4.88%, 03/01/44 (a)	400,000	482,524
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	130,120
3.70%, 08/15/28 (a)	950,000	1,063,012
6.45%, 01/15/38	300,000	420,546
3.80%, 10/01/42 (a)	200,000	216,848
4.60%, 08/15/43 (a)	150,000	179,334
4.70%, 01/15/44 (a)	150,000	180,938
3.70%, 03/01/45 (a)	250,000	267,710
4.35%, 11/15/45 (a)	150,000	174,411
3.65%, 06/15/46 (a)	250,000	267,675
3.75%, 08/15/47 (a)	100,000	108,820
4.00%, 03/01/48 (a)	100,000	112,837
4.00%, 03/01/49 (a)	300,000	337,386
3.20%, 11/15/49 (a)	100,000	98,065
3.00%, 03/01/50 (a)	250,000	238,480
Connecticut Light and Power Co.
2.50%, 01/15/23 (a)	50,000	51,663
0.75%, 12/01/25 (a)	50,000	49,050
4.30%, 04/15/44 (a)	200,000	235,568
4.00%, 04/01/48 (a)	250,000	284,627
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	200,000	214,822
5.30%, 03/01/35	250,000	306,755
6.75%, 04/01/38	550,000	782,149
5.50%, 12/01/39	250,000	322,235
5.70%, 06/15/40	150,000	196,194
3.95%, 03/01/43 (a)	750,000	815,002
4.45%, 03/15/44 (a)	950,000	1,106,550
4.13%, 05/15/49 (a)	150,000	166,221
3.95%, 04/01/50 (a)	350,000	380,219
4.63%, 12/01/54 (a)	525,000	636,001
4.30%, 12/01/56 (a)	50,000	55,932
4.00%, 11/15/57 (a)	250,000	266,415
4.50%, 05/15/58 (a)	240,000	280,174
3.70%, 11/15/59 (a)	300,000	303,117
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	265,350
3.95%, 05/15/43 (a)	250,000	279,777
4.05%, 05/15/48 (a)	100,000	115,513

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 04/15/49 (a)	350,000	420,315
3.10%, 08/15/50 (a)	250,000	247,720
3.50%, 08/01/51 (a)	100,000	105,700
2.50%, 05/01/60 (a)	300,000	249,861
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	250,000	260,245
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	536,730
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	250,000	315,022
5.45%, 02/01/41 (a)	100,000	130,554
5.10%, 06/01/65 (a)	175,000	235,142
Dominion Energy, Inc.
2.75%, 09/15/22 (a)	250,000	256,648
3.07%, 08/15/24	200,000	213,550
2.85%, 08/15/26 (a)	500,000	530,875
4.25%, 06/01/28 (a)	150,000	170,250
3.38%, 04/01/30 (a)	550,000	586,289
6.30%, 03/15/33	45,000	59,290
5.25%, 08/01/33	500,000	614,290
5.95%, 06/15/35	100,000	132,068
7.00%, 06/15/38	200,000	288,198
4.90%, 08/01/41 (a)	200,000	239,244
4.05%, 09/15/42 (a)	400,000	433,620
4.70%, 12/01/44 (a)	100,000	118,546
4.60%, 03/15/49 (a)	150,000	178,793
5.75%, 10/01/54 (a)(b)	100,000	108,621
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	161,888
2.63%, 03/01/31 (a)	300,000	308,139
4.30%, 07/01/44 (a)	100,000	115,671
3.70%, 03/15/45 (a)	150,000	160,230
3.70%, 06/01/46 (a)	400,000	428,148
4.05%, 05/15/48 (a)	150,000	170,615
3.95%, 03/01/49 (a)	389,000	435,878
DTE Energy Co.
2.60%, 06/15/22	100,000	102,409
3.30%, 06/15/22 (a)	500,000	513,965
0.55%, 11/01/22	50,000	50,022
2.25%, 11/01/22	200,000	205,508
3.70%, 08/01/23 (a)	250,000	266,690
3.50%, 06/01/24 (a)	140,000	150,171
2.53%, 10/01/24	120,000	126,151
2.85%, 10/01/26 (a)	645,000	685,048
3.40%, 06/15/29 (a)	200,000	213,660
2.95%, 03/01/30 (a)	200,000	205,156
6.38%, 04/15/33	250,000	329,907
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	210,496
3.95%, 11/15/28 (a)	236,000	266,227
2.45%, 02/01/30 (a)	250,000	251,985
6.10%, 06/01/37	250,000	335,107
6.05%, 04/15/38	1,000,000	1,367,760
5.30%, 02/15/40	600,000	775,050
4.25%, 12/15/41 (a)	250,000	287,262
3.75%, 06/01/45 (a)	650,000	695,916
3.88%, 03/15/46 (a)	250,000	271,637
3.70%, 12/01/47 (a)	200,000	214,482
Duke Energy Corp.
2.40%, 08/15/22 (a)	100,000	102,440
3.05%, 08/15/22 (a)	950,000	977,502
3.75%, 04/15/24 (a)	690,000	744,551
0.90%, 09/15/25 (a)	200,000	196,108
2.65%, 09/01/26 (a)	500,000	524,815
3.15%, 08/15/27 (a)	200,000	213,814
3.40%, 06/15/29 (a)	350,000	375,427
2.45%, 06/01/30 (a)	500,000	494,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 12/15/45 (a)	100,000	115,932
3.75%, 09/01/46 (a)	200,000	202,896
3.95%, 08/15/47 (a)	250,000	261,162
4.20%, 06/15/49 (a)	200,000	217,022
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,000,000	1,082,010
3.80%, 07/15/28 (a)	100,000	111,055
2.50%, 12/01/29 (a)	150,000	153,147
1.75%, 06/15/30 (a)	250,000	237,313
6.40%, 06/15/38	250,000	359,235
5.65%, 04/01/40	250,000	333,180
3.85%, 11/15/42 (a)	250,000	270,645
4.20%, 07/15/48 (a)	100,000	115,278
Duke Energy Florida Project Finance LLC
Series 2026
2.54%, 09/01/29	150,000	154,998
Duke Energy Indiana LLC
6.35%, 08/15/38	150,000	210,017
4.90%, 07/15/43 (a)	75,000	91,157
3.75%, 05/15/46 (a)	50,000	52,514
3.25%, 10/01/49 (a)	200,000	197,488
2.75%, 04/01/50 (a)	200,000	181,044
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	163,856
2.13%, 06/01/30 (a)	200,000	194,780
4.30%, 02/01/49 (a)	150,000	171,773
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	150,000	162,467
4.10%, 05/15/42 (a)	200,000	226,260
4.38%, 03/30/44 (a)	200,000	233,382
4.15%, 12/01/44 (a)	550,000	627,055
4.20%, 08/15/45 (a)	50,000	57,161
3.70%, 10/15/46 (a)	500,000	534,370
3.60%, 09/15/47 (a)	200,000	209,380
2.50%, 08/15/50 (a)	250,000	216,413
Edison International
2.40%, 09/15/22 (a)	200,000	204,204
3.13%, 11/15/22 (a)	150,000	155,237
2.95%, 03/15/23 (a)	500,000	517,830
3.55%, 11/15/24 (a)	200,000	214,932
El Paso Electric Co.
6.00%, 05/15/35	269,000	354,251
Emera US Finance LP
3.55%, 06/15/26 (a)	187,000	203,247
4.75%, 06/15/46 (a)	525,000	588,777
Enel Americas S.A.
4.00%, 10/25/26 (a)	200,000	218,518
Enel Chile S.A.
4.88%, 06/12/28 (a)	475,000	550,905
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	547,650
4.20%, 04/01/49 (a)	300,000	341,145
2.65%, 06/15/51 (a)	250,000	222,165
Entergy Corp.
4.00%, 07/15/22 (a)	250,000	259,673
0.90%, 09/15/25 (a)	250,000	244,398
2.95%, 09/01/26 (a)	250,000	266,700
2.80%, 06/15/30 (a)	250,000	252,500
3.75%, 06/15/50 (a)	200,000	201,156
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	400,000	400,668
5.40%, 11/01/24	150,000	173,741
2.40%, 10/01/26 (a)	500,000	521,775
3.12%, 09/01/27 (a)	200,000	216,702
3.25%, 04/01/28 (a)	150,000	161,214
1.60%, 12/15/30 (a)	300,000	280,926

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/15/33 (a)	211,000	240,951
4.95%, 01/15/45 (a)	500,000	546,400
4.20%, 09/01/48 (a)	200,000	227,478
4.20%, 04/01/50 (a)	50,000	57,064
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	250,000	268,305
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	274,353
1.75%, 03/15/31 (a)	250,000	232,273
3.55%, 09/30/49 (a)	200,000	200,150
Evergy Kansas Central, Inc.
4.13%, 03/01/42 (a)	250,000	279,757
4.10%, 04/01/43 (a)	650,000	727,194
4.25%, 12/01/45 (a)	250,000	285,532
3.25%, 09/01/49 (a)	200,000	197,282
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	104,747
4.20%, 06/15/47 (a)	95,000	107,196
4.13%, 04/01/49 (a)	200,000	226,542
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	367,041
2.90%, 09/15/29 (a)	250,000	255,730
Eversource Energy
2.80%, 05/01/23 (a)	100,000	104,141
3.80%, 12/01/23 (a)	600,000	648,780
3.30%, 01/15/28 (a)	250,000	269,400
1.65%, 08/15/30 (a)	250,000	232,178
3.45%, 01/15/50 (a)	250,000	251,615
Exelon Corp.
3.50%, 06/01/22 (a)	300,000	309,492
3.95%, 06/15/25 (a)	500,000	548,465
3.40%, 04/15/26 (a)	100,000	108,445
4.05%, 04/15/30 (a)	450,000	500,697
4.95%, 06/15/35 (a)(c)	250,000	297,657
5.63%, 06/15/35	250,000	319,177
5.10%, 06/15/45 (a)	100,000	124,476
4.45%, 04/15/46 (a)	150,000	172,815
4.70%, 04/15/50 (a)	250,000	300,737
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	500,000	517,440
6.25%, 10/01/39	500,000	583,515
5.75%, 10/01/41 (a)	100,000	110,974
5.60%, 06/15/42 (a)	250,000	275,137
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	259,937
3.25%, 06/01/24 (a)	250,000	267,875
2.85%, 04/01/25 (a)	250,000	266,870
3.13%, 12/01/25 (a)	500,000	540,370
4.95%, 06/01/35	150,000	188,934
5.95%, 02/01/38	150,000	206,804
5.96%, 04/01/39	500,000	694,465
5.69%, 03/01/40	100,000	136,183
4.13%, 02/01/42 (a)	150,000	173,399
4.05%, 06/01/42 (a)	350,000	401,460
3.80%, 12/15/42 (a)	275,000	304,103
3.70%, 12/01/47 (a)	55,000	60,096
3.95%, 03/01/48 (a)	250,000	285,255
4.13%, 06/01/48 (a)	150,000	175,836
3.99%, 03/01/49 (a)	150,000	173,075
3.15%, 10/01/49 (a)	350,000	354,284
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	330,494
Georgia Power Co.
2.85%, 05/15/22	500,000	513,805
2.10%, 07/30/23	250,000	258,595
2.20%, 09/15/24 (a)	150,000	156,600
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 03/30/27 (a)	100,000	107,554
2.65%, 09/15/29 (a)	100,000	102,165
4.75%, 09/01/40	100,000	117,939
4.30%, 03/15/42	300,000	336,057
4.30%, 03/15/43	100,000	112,852
3.70%, 01/30/50 (a)	100,000	103,622
Iberdrola International BV
5.81%, 03/15/25	100,000	116,631
6.75%, 07/15/36	200,000	291,318
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	231,196
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	55,328
4.55%, 03/15/46 (a)	100,000	117,810
3.75%, 07/01/47 (a)	250,000	263,525
4.25%, 08/15/48 (a)	200,000	228,010
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	216,484
4.10%, 09/26/28 (a)	100,000	112,731
2.30%, 06/01/30 (a)	300,000	296,535
6.25%, 07/15/39	350,000	470,060
3.70%, 09/15/46 (a)	50,000	51,560
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)(c)	200,000	219,022
ITC Holdings Corp.
3.25%, 06/30/26 (a)	470,000	506,998
3.35%, 11/15/27 (a)	100,000	108,459
5.30%, 07/01/43 (a)	100,000	123,343
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	249,078
3.30%, 06/01/50 (a)	250,000	245,790
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	250,000	285,235
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	54,343
3.65%, 04/15/29 (a)	200,000	222,294
6.75%, 12/30/31	200,000	277,596
5.80%, 10/15/36	200,000	266,734
4.80%, 09/15/43 (a)	150,000	184,448
4.40%, 10/15/44 (a)	325,000	379,054
4.25%, 05/01/46 (a)	300,000	345,639
3.95%, 08/01/47 (a)	150,000	166,545
3.65%, 08/01/48 (a)	250,000	266,110
4.25%, 07/15/49 (a)	350,000	411,551
3.15%, 04/15/50 (a)	200,000	199,632
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	277,067
4.25%, 03/15/42	100,000	111,737
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	250,000	254,820
2.30%, 09/15/22 (a)	300,000	307,302
3.40%, 11/15/23 (a)	250,000	266,512
2.95%, 02/07/24 (a)	410,000	434,239
3.25%, 11/01/25 (a)	400,000	432,996
3.40%, 02/07/28 (a)	250,000	269,815
3.90%, 11/01/28 (a)	250,000	279,517
3.70%, 03/15/29 (a)	200,000	218,964
1.35%, 03/15/31 (a)	250,000	225,638
4.75%, 04/30/43 (a)(b)	100,000	103,548
5.25%, 04/20/46 (a)(b)	450,000	487,039
4.40%, 11/01/48 (a)	250,000	298,137
4.30%, 03/15/49 (a)	100,000	116,045
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	830,392
6.65%, 04/01/36	500,000	706,680
3.13%, 08/01/50 (a)	200,000	192,700

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	100,000	102,527
2.80%, 01/15/23 (a)	250,000	259,803
0.65%, 03/01/23	250,000	250,893
3.15%, 04/01/24 (a)	450,000	480,285
2.75%, 05/01/25 (a)	450,000	477,472
3.25%, 04/01/26 (a)	500,000	539,975
3.55%, 05/01/27 (a)	200,000	219,856
3.50%, 04/01/29 (a)	600,000	648,534
2.75%, 11/01/29 (a)	350,000	359,537
2.25%, 06/01/30 (a)	800,000	787,056
4.80%, 12/01/77 (a)(b)	150,000	162,446
Northern States Power Co.
6.25%, 06/01/36	620,000	859,252
6.20%, 07/01/37	150,000	208,850
3.40%, 08/15/42 (a)	145,000	152,733
4.00%, 08/15/45 (a)	250,000	282,865
3.60%, 05/15/46 (a)	300,000	319,938
3.60%, 09/15/47 (a)	250,000	269,017
2.90%, 03/01/50 (a)	200,000	191,962
2.60%, 06/01/51 (a)	50,000	45,174
NorthWestern Corp.
4.18%, 11/15/44 (a)	260,000	286,939
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	271,122
3.25%, 05/15/29 (a)	250,000	269,347
5.50%, 03/15/40	150,000	196,176
4.40%, 03/01/44 (a)	150,000	176,340
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	189,483
5.38%, 11/01/40	150,000	179,342
5.05%, 10/01/48 (a)	100,000	120,693
3.75%, 08/01/50 (a)	300,000	295,857
5.25%, 09/01/50	150,000	178,070
Ohio Edison Co.
6.88%, 07/15/36	500,000	671,805
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	203,772
1.63%, 01/15/31 (a)	50,000	46,781
4.15%, 04/01/48 (a)	200,000	226,038
4.00%, 06/01/49 (a)	250,000	277,677
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	134,064
3.25%, 04/01/30 (a)	150,000	160,388
4.15%, 04/01/47 (a)	240,000	264,226
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	400,000	423,624
3.70%, 11/15/28 (a)	265,000	295,030
5.75%, 03/15/29 (a)	73,000	90,457
7.50%, 09/01/38	200,000	315,278
5.25%, 09/30/40	500,000	661,790
4.55%, 12/01/41 (a)	350,000	419,030
3.75%, 04/01/45 (a)	200,000	217,440
3.80%, 09/30/47 (a)	300,000	326,295
4.10%, 11/15/48 (a)	150,000	170,948
3.80%, 06/01/49 (a)	150,000	164,604
3.10%, 09/15/49 (a)	200,000	196,480
3.70%, 05/15/50 (a)	150,000	161,699
5.35%, 10/01/52 (a)(c)	250,000	340,607
Pacific Gas and Electric Co.
1.75%, 06/16/22 (a)	500,000	500,775
3.85%, 11/15/23 (a)	500,000	532,750
3.50%, 06/15/25 (a)	500,000	529,025
3.15%, 01/01/26	500,000	522,035
2.95%, 03/01/26 (a)	500,000	516,565
2.10%, 08/01/27 (a)	450,000	440,707
3.30%, 12/01/27 (a)	650,000	679,087
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 07/01/28	500,000	530,155
4.55%, 07/01/30 (a)	1,250,000	1,357,525
2.50%, 02/01/31 (a)	1,050,000	991,378
4.50%, 07/01/40 (a)	1,000,000	1,017,720
3.30%, 08/01/40 (a)	350,000	316,102
4.45%, 04/15/42 (a)	500,000	498,230
4.00%, 12/01/46 (a)	250,000	233,610
3.95%, 12/01/47 (a)	250,000	232,513
4.95%, 07/01/50 (a)	1,300,000	1,343,251
3.50%, 08/01/50 (a)	500,000	435,800
PacifiCorp
3.50%, 06/15/29 (a)	100,000	109,002
2.70%, 09/15/30 (a)	150,000	153,711
7.70%, 11/15/31	100,000	143,157
5.75%, 04/01/37	100,000	131,303
6.35%, 07/15/38	350,000	487,413
6.00%, 01/15/39	100,000	135,596
4.13%, 01/15/49 (a)	250,000	281,217
4.15%, 02/15/50 (a)	300,000	341,145
3.30%, 03/15/51 (a)	250,000	248,833
PECO Energy Co.
3.70%, 09/15/47 (a)	500,000	535,510
3.90%, 03/01/48 (a)	450,000	500,877
3.00%, 09/15/49 (a)	100,000	96,210
2.80%, 06/15/50 (a)	250,000	233,550
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	150,000	149,607
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	268,827
4.15%, 03/15/43 (a)	100,000	114,482
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	100,000	103,408
3.40%, 06/01/23 (a)	750,000	790,042
4.13%, 04/15/30 (a)	350,000	394,688
4.70%, 06/01/43 (a)	100,000	116,888
5.00%, 03/15/44 (a)	250,000	301,540
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	694,915
4.75%, 07/15/43 (a)	300,000	362,967
4.15%, 06/15/48 (a)	450,000	515,641
Progress Energy, Inc.
7.75%, 03/01/31	250,000	350,932
7.00%, 10/30/31	60,000	81,084
6.00%, 12/01/39	85,000	111,015
PSEG Power LLC
3.85%, 06/01/23 (a)	350,000	373,908
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	350,000	356,730
3.70%, 06/15/28 (a)	150,000	166,052
1.90%, 01/15/31 (a)	155,000	149,733
6.25%, 09/01/37	200,000	282,038
4.05%, 09/15/49 (a)	300,000	344,601
3.20%, 03/01/50 (a)	250,000	250,133
2.70%, 01/15/51 (a)	100,000	91,385
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	321,447
3.60%, 07/01/49 (a)	250,000	266,772
Public Service Electric and Gas Co.
0.95%, 03/15/26 (a)	550,000	542,855
3.00%, 05/15/27 (a)	150,000	161,183
2.45%, 01/15/30 (a)	100,000	101,470
3.95%, 05/01/42 (a)	100,000	112,246
3.80%, 01/01/43 (a)	125,000	137,253
3.80%, 03/01/46 (a)	200,000	221,914
3.60%, 12/01/47 (a)	500,000	537,275
3.85%, 05/01/49 (a)	250,000	278,065

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 08/01/49 (a)	150,000	151,407
3.15%, 01/01/50 (a)	200,000	200,142
2.70%, 05/01/50 (a)	250,000	231,518
2.05%, 08/01/50 (a)	300,000	242,043
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	155,186
2.88%, 06/15/24 (a)	250,000	265,600
0.80%, 08/15/25 (a)	500,000	488,615
1.60%, 08/15/30 (a)	450,000	415,462
Puget Energy, Inc.
4.10%, 06/15/30 (a)	200,000	218,104
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	136,317
5.80%, 03/15/40	200,000	267,904
5.64%, 04/15/41 (a)	250,000	329,862
4.30%, 05/20/45 (a)	150,000	171,737
4.22%, 06/15/48 (a)	250,000	283,647
3.25%, 09/15/49 (a)	150,000	147,380
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	100,000	106,662
2.50%, 05/15/26 (a)	200,000	209,336
1.70%, 10/01/30 (a)	200,000	188,450
3.75%, 06/01/47 (a)	150,000	160,001
4.15%, 05/15/48 (a)	169,000	191,178
4.10%, 06/15/49 (a)	140,000	157,674
3.32%, 04/15/50 (a)	150,000	150,452
Sempra Energy
3.55%, 06/15/24 (a)	400,000	431,472
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	212,036
Southern California Edison Co.
3.50%, 10/01/23 (a)	250,000	265,965
1.20%, 02/01/26 (a)	200,000	197,680
4.20%, 03/01/29 (a)	150,000	167,340
6.65%, 04/01/29	500,000	613,645
2.85%, 08/01/29 (a)	150,000	153,384
2.25%, 06/01/30 (a)	150,000	145,410
6.00%, 01/15/34	100,000	131,472
5.75%, 04/01/35	200,000	256,072
5.35%, 07/15/35	250,000	308,820
5.55%, 01/15/37	400,000	490,320
5.95%, 02/01/38	400,000	515,048
5.50%, 03/15/40	200,000	246,598
4.05%, 03/15/42 (a)	105,000	111,061
3.90%, 03/15/43 (a)	200,000	204,928
4.65%, 10/01/43 (a)	400,000	456,176
3.60%, 02/01/45 (a)	100,000	98,556
4.00%, 04/01/47 (a)	500,000	520,125
4.13%, 03/01/48 (a)	550,000	576,724
4.88%, 03/01/49 (a)	450,000	528,048
3.65%, 02/01/50 (a)	400,000	397,620
Southern Co.
2.95%, 07/01/23 (a)	500,000	523,855
0.60%, 02/26/24 (a)	300,000	298,290
3.25%, 07/01/26 (a)	550,000	589,429
3.70%, 04/30/30 (a)	500,000	540,790
4.25%, 07/01/36 (a)	250,000	281,275
4.40%, 07/01/46 (a)	500,000	558,820
4.00%, 01/15/51 (a)(b)	250,000	264,150
Southern Power Co.
5.15%, 09/15/41	650,000	745,322
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	526,945
4.10%, 09/15/28 (a)	200,000	222,536
3.90%, 04/01/45 (a)	100,000	104,487
3.85%, 02/01/48 (a)	150,000	154,721
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	174,983
3.40%, 08/15/46 (a)	100,000	100,330
3.70%, 08/15/47 (a)	300,000	315,495
3.75%, 06/15/49 (a)	100,000	106,863
3.15%, 05/01/50 (a)	250,000	243,980
Tampa Electric Co.
4.10%, 06/15/42 (a)	50,000	55,155
4.30%, 06/15/48 (a)	550,000	629,970
3.63%, 06/15/50 (a)	200,000	209,382
Toledo Edison Co.
6.15%, 05/15/37	100,000	129,067
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	267,857
1.50%, 08/01/30 (a)	250,000	232,050
4.85%, 12/01/48 (a)	100,000	120,389
4.00%, 06/15/50 (a)	100,000	109,182
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	47,230
3.50%, 03/15/29 (a)	750,000	818,482
2.95%, 03/15/30 (a)	150,000	157,307
3.90%, 09/15/42 (a)	115,000	125,805
3.65%, 04/15/45 (a)	100,000	106,072
4.00%, 04/01/48 (a)	250,000	279,130
3.25%, 10/01/49 (a)	100,000	99,754
2.63%, 03/15/51 (a)	250,000	223,053
Virginia Electric and Power Co.
2.75%, 03/15/23 (a)	481,000	500,274
3.45%, 02/15/24 (a)	250,000	268,822
3.15%, 01/15/26 (a)	250,000	269,277
2.95%, 11/15/26 (a)	200,000	214,036
3.50%, 03/15/27 (a)	700,000	768,670
2.88%, 07/15/29 (a)	150,000	158,006
6.00%, 05/15/37	550,000	740,674
8.88%, 11/15/38	150,000	258,849
4.00%, 01/15/43 (a)	100,000	111,376
4.45%, 02/15/44 (a)	500,000	591,295
4.20%, 05/15/45 (a)	50,000	57,049
3.80%, 09/15/47 (a)	300,000	326,025
4.60%, 12/01/48 (a)	350,000	430,479
3.30%, 12/01/49 (a)	200,000	201,416
2.45%, 12/15/50 (a)	300,000	258,774
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	101,000	109,584
1.38%, 10/15/27 (a)	250,000	241,375
1.80%, 10/15/30 (a)	250,000	233,923
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	104,584
4.30%, 10/15/48 (a)	125,000	147,458
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	250,000	265,555
3.65%, 04/01/50 (a)	150,000	157,757
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	264,715
4.75%, 11/01/44 (a)	100,000	122,912
3.30%, 09/01/49 (a)	300,000	303,813
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	214,726
4.00%, 06/15/28 (a)	250,000	278,680
2.60%, 12/01/29 (a)	200,000	203,166
3.40%, 06/01/30 (a)	250,000	268,905
6.50%, 07/01/36	140,000	197,680
3.50%, 12/01/49 (a)	200,000	201,412
		163,614,180

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	650,000	694,297
1.50%, 01/15/31 (a)	500,000	458,270
5.50%, 06/15/41 (a)	150,000	192,156
4.15%, 01/15/43 (a)	100,000	110,567
4.13%, 10/15/44 (a)	100,000	111,370
4.30%, 10/01/48 (a)	100,000	115,469
4.13%, 03/15/49 (a)	150,000	168,272
3.38%, 09/15/49 (a)	200,000	201,164
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	55,073
1.75%, 10/01/30 (a)	200,000	184,624
5.85%, 01/15/41 (a)	250,000	320,950
4.10%, 09/01/47 (a)	200,000	212,146
National Grid USA
5.80%, 04/01/35	150,000	186,339
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	491,065
3.49%, 05/15/27 (a)	225,000	244,616
2.95%, 09/01/29 (a)	150,000	155,079
3.60%, 05/01/30 (a)	350,000	379,746
1.70%, 02/15/31 (a)	400,000	370,160
4.80%, 02/15/44 (a)	775,000	913,291
5.65%, 02/01/45 (a)	300,000	388,305
4.38%, 05/15/47 (a)	150,000	168,978
3.95%, 03/30/48 (a)	100,000	106,215
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	107,008
2.00%, 05/15/30 (a)	250,000	238,153
4.66%, 02/01/44 (a)	200,000	229,332
4.50%, 11/01/48 (a)	100,000	112,420
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	292,396
3.64%, 11/01/46 (a)	160,000	162,467
3.35%, 06/01/50 (a)	150,000	146,343
Sempra Energy
2.88%, 10/01/22 (a)	200,000	205,748
2.90%, 02/01/23 (a)	250,000	260,215
4.05%, 12/01/23 (a)	200,000	215,692
3.75%, 11/15/25 (a)	135,000	148,241
3.25%, 06/15/27 (a)	150,000	160,998
3.40%, 02/01/28 (a)	250,000	268,702
3.80%, 02/01/38 (a)	250,000	268,857
6.00%, 10/15/39	350,000	465,006
4.00%, 02/01/48 (a)	250,000	263,608
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	54,039
2.60%, 06/15/26 (a)	300,000	316,347
2.55%, 02/01/30 (a)	250,000	252,865
5.13%, 11/15/40	150,000	188,856
3.75%, 09/15/42 (a)	100,000	106,926
4.13%, 06/01/48 (a)	150,000	170,879
4.30%, 01/15/49 (a)	400,000	475,552
3.95%, 02/15/50 (a)	150,000	167,322
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	108,233
1.75%, 01/15/31 (a)	250,000	232,688
4.40%, 06/01/43 (a)	100,000	110,860
3.95%, 10/01/46 (a)	550,000	580,211
4.40%, 05/30/47 (a)	250,000	279,980
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	244,230
4.15%, 06/01/49 (a)	250,000	272,895
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Washington Gas Light Co.
3.80%, 09/15/46 (a)	55,000	59,419
3.65%, 09/15/49 (a)	250,000	264,065
		13,658,705
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	326,595
2.95%, 09/01/27 (a)	100,000	106,661
3.75%, 09/01/28 (a)	250,000	278,760
3.45%, 06/01/29 (a)	250,000	272,932
2.80%, 05/01/30 (a)	200,000	206,794
6.59%, 10/15/37	450,000	641,007
4.30%, 12/01/42 (a)	150,000	170,574
4.00%, 12/01/46 (a)	90,000	99,450
3.75%, 09/01/47 (a)	400,000	428,844
4.20%, 09/01/48 (a)	250,000	285,627
4.15%, 06/01/49 (a)	150,000	171,492
3.45%, 05/01/50 (a)	200,000	203,372
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	269,608
2.70%, 04/15/30 (a)	200,000	202,382
4.28%, 05/01/49 (a)	150,000	167,060
3.35%, 04/15/50 (a)	200,000	194,842
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	140,664
		4,166,664
		181,439,549
Total Corporates
(Cost $2,146,640,139)		2,245,789,091

Treasuries 37.1% of net assets
Bonds
7.25%, 08/15/22	1,498,000	1,644,933
7.63%, 11/15/22	2,198,000	2,465,366
7.13%, 02/15/23	1,498,000	1,693,823
6.25%, 08/15/23	2,248,000	2,570,360
7.50%, 11/15/24	1,748,000	2,189,029
7.63%, 02/15/25	1,000,000	1,270,156
6.88%, 08/15/25	1,200,000	1,516,453
6.00%, 02/15/26	1,889,000	2,350,403
6.75%, 08/15/26	1,209,000	1,572,361
6.50%, 11/15/26	1,748,000	2,266,664
6.63%, 02/15/27	1,000,000	1,314,258
6.38%, 08/15/27	1,200,000	1,579,922
6.13%, 11/15/27	2,934,000	3,838,726
5.50%, 08/15/28	1,748,000	2,248,092
5.25%, 11/15/28	2,248,000	2,865,849
5.25%, 02/15/29	2,274,000	2,911,608
6.13%, 08/15/29	1,144,000	1,559,773
6.25%, 05/15/30	3,131,000	4,371,170
5.38%, 02/15/31	3,594,000	4,808,379
4.50%, 02/15/36	3,644,000	4,823,745
4.75%, 02/15/37	1,182,000	1,617,401
5.00%, 05/15/37	1,348,000	1,893,413
4.38%, 02/15/38	2,796,000	3,700,113
4.50%, 05/15/38	2,996,000	4,023,300
3.50%, 02/15/39	2,472,000	2,965,241
4.25%, 05/15/39	4,046,000	5,319,858
4.50%, 08/15/39	3,746,000	5,077,293
4.38%, 11/15/39	4,625,000	6,187,022
4.63%, 02/15/40	4,305,000	5,941,236
1.13%, 05/15/40	15,100,000	12,339,531
4.38%, 05/15/40	4,194,000	5,627,496
1.13%, 08/15/40	19,300,000	15,711,406
3.88%, 08/15/40	5,394,000	6,808,661

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 11/15/40	25,300,000	21,546,508
4.25%, 11/15/40	3,853,000	5,101,613
1.88%, 02/15/41	18,300,000	17,049,024
4.75%, 02/15/41	4,692,000	6,610,955
4.38%, 05/15/41	4,144,000	5,587,278
3.75%, 08/15/41	4,317,000	5,376,351
3.13%, 11/15/41	4,944,000	5,638,478
3.13%, 02/15/42	5,682,000	6,483,695
3.00%, 05/15/42	3,498,000	3,910,928
2.75%, 08/15/42	5,391,000	5,792,377
2.75%, 11/15/42	7,008,000	7,521,555
3.13%, 02/15/43	8,086,000	9,212,355
2.88%, 05/15/43	10,831,000	11,861,637
3.63%, 08/15/43	8,417,000	10,344,362
3.75%, 11/15/43	8,250,000	10,333,770
3.63%, 02/15/44	9,177,000	11,296,313
3.38%, 05/15/44	9,294,000	11,017,747
3.13%, 08/15/44	10,682,000	12,171,638
3.00%, 11/15/44	8,936,000	9,974,810
2.50%, 02/15/45	9,682,000	9,899,089
3.00%, 05/15/45	6,334,000	7,070,328
2.88%, 08/15/45	8,532,000	9,329,875
3.00%, 11/15/45	4,482,000	5,010,036
2.50%, 02/15/46	10,186,000	10,396,882
2.50%, 05/15/46	10,882,000	11,106,441
2.25%, 08/15/46	11,678,000	11,353,206
2.88%, 11/15/46	9,069,000	9,924,178
3.00%, 02/15/47	9,134,000	10,232,934
3.00%, 05/15/47	5,488,000	6,151,705
2.75%, 08/15/47	11,430,000	12,236,351
2.75%, 11/15/47	12,028,000	12,882,176
3.00%, 02/15/48	13,234,000	14,856,199
3.13%, 05/15/48	15,120,000	17,370,281
3.00%, 08/15/48	15,728,000	17,678,026
3.38%, 11/15/48	16,084,000	19,348,549
3.00%, 02/15/49	17,126,000	19,272,102
2.88%, 05/15/49	16,676,000	18,340,994
2.25%, 08/15/49	16,976,000	16,444,174
2.38%, 11/15/49	15,478,000	15,404,238
2.00%, 02/15/50	17,698,000	16,213,027
1.25%, 05/15/50	20,600,000	15,575,531
1.38%, 08/15/50	23,650,000	18,483,953
1.63%, 11/15/50	25,200,000	21,026,250
1.88%, 02/15/51	18,500,000	16,423,086
Notes
0.13%, 05/31/22	14,400,000	14,405,906
1.75%, 05/31/22	15,986,000	16,293,855
1.88%, 05/31/22	11,990,000	12,238,933
1.75%, 06/15/22	11,492,000	11,720,718
0.13%, 06/30/22	14,100,000	14,103,856
1.75%, 06/30/22	10,486,000	10,701,659
2.13%, 06/30/22	9,792,000	10,039,095
1.75%, 07/15/22	14,980,000	15,297,740
0.13%, 07/31/22	16,500,000	16,503,223
1.88%, 07/31/22	12,292,000	12,582,014
2.00%, 07/31/22	9,488,000	9,727,609
1.50%, 08/15/22	12,710,000	12,952,781
1.63%, 08/15/22	6,891,000	7,034,069
0.13%, 08/31/22	18,200,000	18,201,777
1.63%, 08/31/22	10,488,000	10,711,484
1.88%, 08/31/22	8,988,000	9,211,471
1.50%, 09/15/22	10,888,000	11,106,398
0.13%, 09/30/22	20,200,000	20,200,395
1.75%, 09/30/22	8,442,000	8,647,609
1.88%, 09/30/22	8,488,000	8,710,976
1.38%, 10/15/22	11,482,000	11,701,773
0.13%, 10/31/22	22,800,000	22,799,109
1.88%, 10/31/22	9,986,000	10,261,200
2.00%, 10/31/22	13,586,000	13,986,946
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 11/15/22	22,645,000	23,191,665
0.13%, 11/30/22	22,000,000	21,996,133
2.00%, 11/30/22	16,672,000	17,188,767
1.63%, 12/15/22	12,288,000	12,599,280
0.13%, 12/31/22	21,400,000	21,392,059
2.13%, 12/31/22	19,472,000	20,144,392
1.50%, 01/15/23	8,286,000	8,486,191
0.13%, 01/31/23	17,300,000	17,292,228
1.75%, 01/31/23	8,448,000	8,695,005
2.38%, 01/31/23	10,486,000	10,913,018
1.38%, 02/15/23	8,692,000	8,891,135
2.00%, 02/15/23	13,072,000	13,522,882
0.13%, 02/28/23	21,000,000	20,987,695
1.50%, 02/28/23	6,498,000	6,664,257
2.63%, 02/28/23	5,188,000	5,432,099
0.50%, 03/15/23	7,700,000	7,750,682
0.13%, 03/31/23	21,000,000	20,986,465
1.50%, 03/31/23	6,990,000	7,176,218
2.50%, 03/31/23	8,090,000	8,468,429
0.25%, 04/15/23	6,000,000	6,009,609
1.63%, 04/30/23	7,990,000	8,230,012
2.75%, 04/30/23	7,186,000	7,569,160
0.13%, 05/15/23	8,900,000	8,889,570
1.75%, 05/15/23	15,680,000	16,200,012
1.63%, 05/31/23	7,838,000	8,080,488
2.75%, 05/31/23	9,984,000	10,536,630
0.25%, 06/15/23	10,000,000	10,012,891
1.38%, 06/30/23	5,494,000	5,639,291
2.63%, 06/30/23	10,968,000	11,567,384
0.13%, 07/15/23	15,400,000	15,372,328
1.25%, 07/31/23	6,642,000	6,803,380
2.75%, 07/31/23	5,896,000	6,244,463
0.13%, 08/15/23	14,700,000	14,667,844
2.50%, 08/15/23	12,152,000	12,812,290
1.38%, 08/31/23	4,992,000	5,132,010
2.75%, 08/31/23	7,994,000	8,480,822
0.13%, 09/15/23	15,800,000	15,758,648
1.38%, 09/30/23	6,742,000	6,935,042
2.88%, 09/30/23	11,672,000	12,439,343
0.13%, 10/15/23	13,600,000	13,557,500
1.63%, 10/31/23	9,740,000	10,085,466
2.88%, 10/31/23	7,486,000	7,990,428
0.25%, 11/15/23	16,900,000	16,893,399
2.75%, 11/15/23	13,278,000	14,143,663
2.13%, 11/30/23	11,234,000	11,789,995
2.88%, 11/30/23	5,576,000	5,961,528
0.13%, 12/15/23	16,700,000	16,628,242
2.25%, 12/31/23	7,342,000	7,735,485
2.63%, 12/31/23	10,776,000	11,465,075
0.13%, 01/15/24	20,400,000	20,296,406
2.25%, 01/31/24	8,194,000	8,643,070
2.50%, 01/31/24	10,970,000	11,647,055
0.13%, 02/15/24	15,000,000	14,919,727
2.75%, 02/15/24	16,595,000	17,752,112
2.13%, 02/29/24	6,738,000	7,088,587
2.38%, 02/29/24	7,982,000	8,454,996
0.25%, 03/15/24	19,500,000	19,448,965
2.13%, 03/31/24	18,218,000	19,180,850
2.00%, 04/30/24	9,494,000	9,966,846
2.25%, 04/30/24	12,574,000	13,295,531
2.50%, 05/15/24	20,698,000	22,069,242
2.00%, 05/31/24	15,468,000	16,246,838
1.75%, 06/30/24	13,032,000	13,590,442
2.00%, 06/30/24	8,240,000	8,659,081
1.75%, 07/31/24	12,078,000	12,601,223
2.13%, 07/31/24	8,488,000	8,960,477
2.38%, 08/15/24	22,568,000	24,021,697
1.25%, 08/31/24	12,186,000	12,504,931
1.88%, 08/31/24	9,490,000	9,941,516

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 09/30/24	12,982,000	13,433,327
2.13%, 09/30/24	9,784,000	10,337,408
1.50%, 10/31/24	14,480,000	14,977,184
2.25%, 10/31/24	9,238,000	9,803,106
2.25%, 11/15/24	21,870,000	23,215,518
1.50%, 11/30/24	14,480,000	14,973,791
2.13%, 11/30/24	8,988,000	9,502,352
1.75%, 12/31/24	11,982,000	12,501,064
2.25%, 12/31/24	8,988,000	9,550,803
1.38%, 01/31/25	9,696,000	9,977,790
2.50%, 01/31/25	8,488,000	9,104,043
2.00%, 02/15/25	16,486,000	17,368,259
1.13%, 02/28/25	5,998,000	6,111,165
2.75%, 02/28/25	7,390,000	7,999,386
0.50%, 03/31/25	14,200,000	14,111,250
2.63%, 03/31/25	4,724,000	5,093,616
0.38%, 04/30/25	8,900,000	8,790,141
2.88%, 04/30/25	10,986,000	11,964,012
2.13%, 05/15/25	19,380,400	20,518,241
0.25%, 05/31/25	14,700,000	14,419,781
2.88%, 05/31/25	9,288,000	10,119,203
0.25%, 06/30/25	16,500,000	16,166,777
2.75%, 06/30/25	8,988,000	9,752,682
0.25%, 07/31/25	16,100,000	15,749,699
2.88%, 07/31/25	10,386,000	11,329,666
2.00%, 08/15/25	22,668,000	23,889,947
0.25%, 08/31/25	17,900,000	17,484,664
2.75%, 08/31/25	9,736,000	10,575,730
0.25%, 09/30/25	18,300,000	17,851,793
3.00%, 09/30/25	8,682,000	9,532,565
0.25%, 10/31/25	20,800,000	20,254,812
3.00%, 10/31/25	9,688,000	10,643,176
2.25%, 11/15/25	20,872,000	22,230,311
0.38%, 11/30/25	20,600,000	20,150,984
2.88%, 11/30/25	10,682,000	11,680,099
0.38%, 12/31/25	19,300,000	18,849,164
2.63%, 12/31/25	8,486,000	9,183,443
0.38%, 01/31/26	19,100,000	18,625,484
2.63%, 01/31/26	9,938,000	10,759,438
1.63%, 02/15/26	18,672,000	19,312,391
0.50%, 02/28/26	20,000,000	19,607,813
2.50%, 02/28/26	8,976,000	9,667,433
0.75%, 03/31/26	21,000,000	20,815,430
2.25%, 03/31/26	10,086,000	10,738,438
2.38%, 04/30/26	8,084,000	8,657,775
1.63%, 05/15/26	20,285,000	20,953,771
2.13%, 05/31/26	9,388,000	9,934,044
1.88%, 06/30/26	10,484,000	10,957,418
1.88%, 07/31/26	9,284,000	9,698,516
1.50%, 08/15/26	18,724,000	19,179,666
1.38%, 08/31/26	6,986,000	7,108,801
1.63%, 09/30/26	7,490,000	7,714,993
1.63%, 10/31/26	9,084,000	9,347,649
2.00%, 11/15/26	17,082,000	17,926,091
1.63%, 11/30/26	7,986,000	8,213,726
1.75%, 12/31/26	8,490,000	8,787,150
1.50%, 01/31/27	7,190,000	7,332,677
2.25%, 02/15/27	15,126,000	16,068,421
1.13%, 02/28/27	4,800,000	4,787,625
0.63%, 03/31/27	8,100,000	7,833,270
0.50%, 04/30/27	6,850,000	6,562,354
2.38%, 05/15/27	18,920,000	20,223,706
0.50%, 05/31/27	9,200,000	8,795,703
0.50%, 06/30/27	11,400,000	10,882,102
0.38%, 07/31/27	14,600,000	13,794,148
2.25%, 08/15/27	17,272,000	18,308,320
0.50%, 08/31/27	14,000,000	13,310,391
0.38%, 09/30/27	17,000,000	16,000,586
0.50%, 10/31/27	15,700,000	14,872,070
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 11/15/27	14,074,000	14,900,847
0.63%, 11/30/27	15,600,000	14,878,500
0.63%, 12/31/27	19,200,000	18,283,500
0.75%, 01/31/28	18,600,000	17,835,656
2.75%, 02/15/28	20,822,000	22,712,247
1.13%, 02/29/28	20,200,000	19,848,078
1.25%, 03/31/28	22,000,000	21,771,406
2.88%, 05/15/28	21,770,000	23,933,394
2.88%, 08/15/28	22,568,000	24,824,800
3.13%, 11/15/28	21,714,000	24,285,752
2.63%, 02/15/29	21,666,000	23,443,289
2.38%, 05/15/29	22,558,000	23,978,449
1.63%, 08/15/29	17,666,000	17,735,008
1.75%, 11/15/29	12,466,000	12,618,903
1.50%, 02/15/30	22,298,000	22,031,469
0.63%, 05/15/30	30,700,000	27,948,992
0.63%, 08/15/30	38,500,000	34,899,649
0.88%, 11/15/30	44,700,000	41,350,992
1.13%, 02/15/31	37,500,000	35,434,570
Total Treasuries
(Cost $3,106,778,084)		3,158,464,685

Government Related 6.2% of net assets

Agency 2.5%
Foreign 0.9%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.63%, 01/31/22	350,000	356,958
1.63%, 09/17/22	500,000	510,205
2.88%, 03/13/23	850,000	893,172
1.50%, 02/12/25	700,000	721,609
0.38%, 09/17/25	500,000	487,745
0.50%, 02/02/26	500,000	487,710
		3,457,399
Canada 0.0%
Export Development Canada
2.00%, 05/17/22	250,000	255,080
1.75%, 07/18/22	750,000	765,000
2.50%, 01/24/23	600,000	624,576
1.38%, 02/24/23	900,000	919,467
2.75%, 03/15/23	450,000	471,866
2.63%, 02/21/24	740,000	786,738
		3,822,727
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	258,258
3.54%, 11/08/27	250,000	275,342
		533,600
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	551,590
4.13%, 01/16/25	427,000	456,083
5.38%, 06/26/26 (a)	728,000	814,923
6.88%, 04/29/30 (a)	1,050,000	1,276,548
7.38%, 09/18/43	350,000	428,593
5.88%, 05/28/45	650,000	690,027
		4,217,764

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Germany 0.4%
FMS Wertmanagement
2.00%, 08/01/22 (i)	700,000	716,618
2.75%, 03/06/23 (i)	275,000	288,156
2.75%, 01/30/24 (i)	700,000	745,738
Kreditanstalt fuer Wiederaufbau
2.38%, 08/25/21 (i)	1,000,000	1,008,740
3.13%, 12/15/21 (i)	1,500,000	1,530,945
2.63%, 01/25/22 (i)	1,250,000	1,274,925
2.50%, 02/15/22 (i)	1,600,000	1,632,320
2.13%, 06/15/22 (i)	1,250,000	1,279,000
1.75%, 08/22/22 (i)	250,000	255,383
2.00%, 09/29/22 (i)	2,500,000	2,566,875
2.00%, 10/04/22 (i)	750,000	770,287
2.38%, 12/29/22 (i)	1,700,000	1,763,869
2.13%, 01/17/23 (i)	1,050,000	1,085,668
1.63%, 02/15/23 (i)	1,700,000	1,744,370
2.63%, 02/28/24 (i)	1,500,000	1,595,535
1.38%, 08/05/24 (i)	1,400,000	1,439,564
2.50%, 11/20/24 (i)	2,200,000	2,350,458
0.38%, 07/18/25 (i)	1,000,000	980,260
0.63%, 01/22/26 (i)	750,000	737,542
2.88%, 04/03/28 (i)	1,100,000	1,202,828
1.75%, 09/14/29 (i)	700,000	702,975
0.75%, 09/30/30 (i)	500,000	454,420
0.00%, 06/29/37 (i)(j)	750,000	520,447
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (i)	450,000	482,162
2.00%, 01/13/25 (i)	1,150,000	1,208,006
2.38%, 06/10/25 (i)	600,000	639,708
0.88%, 03/30/26 (i)	250,000	248,343
1.75%, 07/27/26 (i)	500,000	517,085
2.50%, 11/15/27 (i)	500,000	532,515
0.88%, 09/03/30 (i)	750,000	688,425
		30,963,167
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 06/01/22	250,000	256,385
2.38%, 07/21/22	1,500,000	1,540,515
2.38%, 11/16/22	2,300,000	2,376,613
1.75%, 01/23/23	500,000	512,855
0.63%, 05/22/23	500,000	502,975
3.25%, 07/20/23	800,000	851,552
3.38%, 10/31/23	350,000	375,844
2.50%, 05/23/24	1,150,000	1,218,528
1.75%, 10/17/24	300,000	310,866
2.50%, 05/28/25	200,000	213,238
0.63%, 07/15/25	200,000	196,644
1.88%, 07/21/26	350,000	361,123
2.25%, 11/04/26	1,400,000	1,471,610
2.88%, 06/01/27	1,400,000	1,522,388
2.88%, 07/21/27	650,000	702,390
2.75%, 11/16/27	700,000	751,037
3.25%, 07/20/28	400,000	442,852
3.50%, 10/31/28	350,000	394,447
2.00%, 10/17/29	700,000	708,897
1.25%, 01/21/31	250,000	234,600
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	208,856
2.75%, 04/27/27	200,000	216,044
1.00%, 07/22/30	370,000	340,422
		15,710,681
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	500,000	511,390
2.45%, 01/17/23	450,000	466,929
2.65%, 01/15/24	450,000	475,322
3.70%, 03/01/24	550,000	598,592
3.25%, 11/10/24	150,000	162,840
2.88%, 04/06/25 (a)	450,000	480,969
3.00%, 04/06/27 (a)	150,000	160,866
3.63%, 09/10/28 (a)	250,000	275,018
3.13%, 04/06/30 (a)	750,000	795,682
2.38%, 05/22/30 (a)	150,000	150,156
3.63%, 04/06/40 (a)	150,000	160,820
4.25%, 11/23/41	900,000	1,025,064
3.95%, 05/15/43	100,000	109,150
4.80%, 11/08/43	210,000	256,332
3.25%, 11/18/49 (a)	300,000	295,539
3.70%, 04/06/50 (a)	450,000	480,802
		6,405,471
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	200,000	203,780
5.00%, 04/11/22	250,000	261,688
2.38%, 06/25/24	200,000	211,746
2.88%, 01/21/25	1,200,000	1,276,332
1.88%, 02/12/25	200,000	205,432
3.25%, 11/10/25	1,450,000	1,581,964
2.63%, 05/26/26	250,000	267,235
3.25%, 08/12/26	200,000	220,614
2.38%, 04/21/27	250,000	263,540
1.25%, 09/21/30	500,000	462,955
Korea Development Bank
3.38%, 03/12/23	200,000	211,298
3.75%, 01/22/24	300,000	327,036
0.40%, 03/09/24	200,000	199,386
2.13%, 10/01/24	550,000	579,557
3.38%, 09/16/25	500,000	546,740
0.80%, 07/19/26	200,000	195,402
2.00%, 09/12/26	350,000	363,300
1.63%, 01/19/31	1,000,000	959,330
		8,337,335
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 03/09/22	1,350,000	1,377,094
2.00%, 08/30/22	550,000	563,525
1.63%, 11/14/22	400,000	408,832
2.88%, 03/14/23	200,000	210,036
0.75%, 04/06/23	200,000	201,842
1.75%, 12/12/23	500,000	517,615
0.38%, 03/11/24	500,000	498,720
0.38%, 07/30/24	350,000	347,984
0.63%, 05/14/25	500,000	496,615
0.50%, 08/26/25	300,000	293,910
		4,916,173
		78,364,317
U.S. 1.6%
Fannie Mae
1.88%, 04/05/22	3,000,000	3,053,640
1.38%, 09/06/22	7,000,000	7,127,470
2.38%, 01/19/23	3,000,000	3,120,300
0.25%, 05/22/23	4,000,000	4,005,440
0.25%, 07/10/23	7,000,000	7,004,620

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 09/12/23	3,000,000	3,192,600
0.25%, 11/27/23	2,000,000	1,998,040
2.50%, 02/05/24	6,000,000	6,372,900
0.50%, 06/17/25	2,500,000	2,476,400
0.38%, 08/25/25	3,500,000	3,438,890
0.50%, 11/07/25	4,000,000	3,939,640
2.13%, 04/24/26	6,000,000	6,342,960
0.75%, 10/08/27	1,000,000	963,260
7.13%, 01/15/30	527,000	759,549
7.25%, 05/15/30	1,000,000	1,464,470
0.88%, 08/05/30	1,000,000	925,190
6.63%, 11/15/30	2,700,000	3,853,467
5.63%, 07/15/37	1,500,000	2,218,035
Federal Farm Credit Banks Funding Corp.
0.20%, 10/02/23	1,000,000	996,960
0.25%, 02/26/24	800,000	797,768
Federal Home Loan Bank
0.25%, 06/03/22	4,000,000	4,005,560
2.38%, 06/10/22	400,000	410,392
0.13%, 08/12/22	1,000,000	1,000,010
1.88%, 12/09/22	2,000,000	2,057,680
1.38%, 02/17/23	1,000,000	1,022,890
2.13%, 03/10/23	250,000	259,375
2.50%, 02/13/24	1,600,000	1,700,656
2.88%, 06/14/24	1,075,000	1,156,979
1.50%, 08/15/24	2,000,000	2,072,460
5.38%, 08/15/24	1,750,000	2,035,460
0.50%, 06/13/25	2,000,000	1,975,640
0.38%, 09/04/25	1,000,000	982,470
3.25%, 11/16/28	5,000,000	5,630,050
5.50%, 07/15/36	400,000	579,136
Freddie Mac
0.25%, 06/08/22	2,500,000	2,503,975
0.38%, 04/20/23	2,000,000	2,007,580
2.75%, 06/19/23	2,500,000	2,640,850
0.25%, 06/26/23	4,000,000	4,002,560
0.25%, 08/24/23	6,000,000	6,003,360
0.25%, 09/08/23	3,000,000	3,000,630
0.13%, 10/16/23	3,000,000	2,989,950
0.25%, 11/06/23	2,500,000	2,498,475
0.25%, 12/04/23	3,000,000	2,996,610
1.50%, 02/12/25	5,000,000	5,173,700
0.38%, 07/21/25	3,000,000	2,953,050
0.38%, 09/23/25	2,000,000	1,962,400
6.75%, 09/15/29	500,000	705,085
6.75%, 03/15/31	1,564,000	2,268,426
6.25%, 07/15/32	700,000	1,010,562
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,163,280
6.75%, 11/01/25	488,000	614,538
2.88%, 02/01/27	500,000	546,580
5.25%, 09/15/39	750,000	1,031,963
4.63%, 09/15/60	100,000	136,144
		136,150,075
		214,514,392

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	1,160,000	1,431,881
Province of Alberta
2.20%, 07/26/22	250,000	256,330
3.35%, 11/01/23	646,000	694,017
2.95%, 01/23/24	500,000	534,260
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 11/13/24	700,000	729,407
1.00%, 05/20/25	200,000	201,346
3.30%, 03/15/28	1,450,000	1,596,798
1.30%, 07/22/30	600,000	558,330
Province of British Columbia
2.00%, 10/23/22	650,000	667,907
1.75%, 09/27/24	500,000	520,415
2.25%, 06/02/26	500,000	528,400
1.30%, 01/29/31	500,000	470,695
Province of Manitoba
2.13%, 05/04/22	390,000	397,905
2.60%, 04/16/24	250,000	265,430
3.05%, 05/14/24	250,000	268,743
2.13%, 06/22/26	750,000	784,275
Province of New Brunswick
2.50%, 12/12/22	250,000	258,728
3.63%, 02/24/28	450,000	506,385
Province of Ontario
2.55%, 04/25/22	500,000	512,170
2.25%, 05/18/22	500,000	511,210
2.45%, 06/29/22	850,000	873,026
1.75%, 01/24/23	1,000,000	1,026,340
3.40%, 10/17/23	1,050,000	1,128,981
3.05%, 01/29/24	1,200,000	1,286,400
3.20%, 05/16/24	850,000	919,615
0.63%, 01/21/26	250,000	244,563
2.50%, 04/27/26	500,000	533,035
2.30%, 06/15/26	550,000	581,157
1.05%, 05/21/27	350,000	342,745
2.00%, 10/02/29	400,000	403,492
1.13%, 10/07/30	500,000	461,385
1.60%, 02/25/31	500,000	479,120
Province of Quebec
2.63%, 02/13/23	350,000	365,232
7.50%, 07/15/23	150,000	173,544
7.13%, 02/09/24	1,000,000	1,182,490
2.50%, 04/09/24	200,000	212,038
2.88%, 10/16/24	700,000	755,041
1.50%, 02/11/25	1,150,000	1,184,051
0.60%, 07/23/25	800,000	789,384
2.50%, 04/20/26	300,000	320,343
2.75%, 04/12/27	500,000	540,475
7.50%, 09/15/29	818,000	1,163,188
1.35%, 05/28/30	400,000	380,804
		27,041,081
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	163,459
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010 5.94%, 02/15/47	200,000	282,438
RB (Build America Bonds) Series 2010 6.27%, 02/15/50	495,000	674,098
RB (Build America Bonds) Series 2010 8.08%, 02/15/50	250,000	436,387

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2 6.26%, 04/01/49	750,000	1,160,059
RB (Build America Bonds) Series 2010S1 7.04%, 04/01/50	500,000	824,250
RB (Build America Bonds) Series 2010S3 6.91%, 10/01/50	600,000	993,861
California
GO (Build America Bonds) Series 2009 7.50%, 04/01/34	1,250,000	1,913,825
GO (Build America Bonds) Series 2009 7.55%, 04/01/39	1,400,000	2,269,876
GO (Build America Bonds) Series 2009 7.30%, 10/01/39	950,000	1,445,330
GO (Build America Bonds) Series 2009 7.35%, 11/01/39	865,000	1,328,290
GO Bonds 7.60%, 11/01/40	300,000	497,904
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	111,429
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B 6.40%, 01/01/40	150,000	215,840
Series C 4.47%, 01/01/49	150,000	183,410
Series C 4.57%, 01/01/54	50,000	63,376
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A 6.90%, 12/01/40	445,000	611,159
RB (Pension Funding) Series 2008B 6.90%, 12/01/40	200,000	275,013
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	124,189
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	290,374
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009 5.99%, 02/01/39	150,000	208,178
RB Series 2012 4.43%, 02/01/42	200,000	237,602
2.91%, 02/01/48 (a)	125,000	122,531
City of San Francisco CA Public Utilities Commission Water Revenue
Series A 3.30%, 11/01/39 (a)	250,000	263,499
RB (Build America Bonds) Series 2010 6.95%, 11/01/50	100,000	158,704
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	200,000	190,028
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	243,662
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D 4.50%, 08/01/31	400,000	478,152
Series D 2.66%, 09/01/39	145,000	147,983
GO (Build America Bonds) Series 2009 5.46%, 12/01/39	100,000	137,457
Series D 2.81%, 09/01/43	150,000	153,182
Series H 2.90%, 09/01/49	300,000	303,051
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	261,894
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	926,072
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	526,389
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	66,751
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	154,968
Dallas Area Rapid Transit
Series B 6.00%, 12/01/44	300,000	432,027
RB (Build America Bonds) Series 2010 5.02%, 12/01/48	250,000	334,347
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	197,787
Dallas Fort Worth International Airport
Series A 2.99%, 11/01/38	150,000	148,736
Series C 3.09%, 11/01/40 (a)	160,000	158,389
Series A 3.14%, 11/01/45	20,000	19,812
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	352,918
District of Columbia
Series E
5.59%, 12/01/34	350,000	447,546
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	240,018
Florida State Board of Administration Finance Corp.
Series A 2.64%, 07/01/21	100,000	100,570
Series A 1.26%, 07/01/25	350,000	352,364
Series A 1.71%, 07/01/27	350,000	351,298
Series A 2.15%, 07/01/30	350,000	347,739

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Series A 4.09%, 01/15/49 (a)	100,000	103,917
Series A 3.92%, 01/15/53 (a)	100,000	103,685
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	246,000	352,914
Grand Parkway Transportation Corp.
RB Series 2013E 5.18%, 10/01/42	200,000	260,460
Series B 3.24%, 10/01/52 (a)	300,000	302,204
Illinois
GO Bonds (Pension Funding) Series 2003 4.95%, 06/01/23	390,000	403,299
GO Bonds (Pension Funding) Series 2003 5.10%, 06/01/33	2,395,000	2,698,327
GO (Build America Bonds) Series 2010 6.63%, 02/01/35	150,000	179,570
GO (Build America Bonds) Series 2010 6.73%, 04/01/35	125,000	151,116
GO (Build America Bonds) Series 2010 7.35%, 07/01/35	150,000	185,869
JobsOhio Beverage System
RB (Build America Bonds) Series B 3.99%, 01/01/29	100,000	113,204
Series B 4.53%, 01/01/35	200,000	241,262
Los Angeles Community College District
GO Bonds Series 2020 1.61%, 08/01/28	125,000	124,136
GO Bonds Series 2020 1.81%, 08/01/30	200,000	195,470
GO Bonds Series 2020 2.11%, 08/01/32 (a)	350,000	341,749
GO (Build America Bonds) Series 2010 6.75%, 08/01/49	85,000	137,715
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	389,910
Los Angeles Unified School District
GO (Build America Bonds) Series 2009 5.76%, 07/01/29	300,000	374,912
GO (Build America Bonds) Series 2009 5.75%, 07/01/34	225,000	297,488
GO (Build America Bonds) Series 2010 6.76%, 07/01/34	450,000	636,601
Maryland Health & Higher Educational Facilities Authority
RB Series D 3.05%, 07/01/40 (a)	100,000	97,777
RB Series D 3.20%, 07/01/50	100,000	96,872
Massachusetts School Building Authority
RB Series B 1.75%, 08/15/30	500,000	491,697
RB Series B 3.40%, 10/15/40 (a)	100,000	104,843
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	889,938
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Metropolitan Transportation Authority
RB (Build America Bonds) Series C 7.34%, 11/15/39	350,000	546,189
RB (Build America Bonds) Series E 6.81%, 11/15/40	650,000	889,837
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	332,270
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	363,870
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	239,458
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	87,152
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	149,000	211,012
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	416,000	532,763
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C 5.75%, 12/15/28	900,000	1,070,662
RB (Build America Bonds) Series B 6.56%, 12/15/40	50,000	70,082
RB Series 2019B 4.13%, 06/15/42	250,000	265,688
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F 7.41%, 01/01/40	500,000	787,727
RB (Build America Bonds) Series 2010A 7.10%, 01/01/41	850,000	1,303,577
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	583,632
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009 5.75%, 06/15/41	300,000	422,061
Water System RB (Build America Bonds) 6.01%, 06/15/42	250,000	362,937
Water System RB (Build America Bonds) Series 2011CC 5.88%, 06/15/44	250,000	363,330
New York State Dormitory Authority
Series F 3.11%, 02/15/39	200,000	206,442
RB Series 2009F 5.63%, 03/15/39	200,000	256,153
RB (Build America Bonds) Series 2010 5.60%, 03/15/40	200,000	266,949
Series B 3.14%, 07/01/43	200,000	198,218
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	155,342

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	225,475
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	557,840
Ohio State University
RB (Build America Bonds) Series 2010C 4.91%, 06/01/40	650,000	832,221
Series A 3.80%, 12/01/46	75,000	85,433
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	99,878
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	612,352
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	589,820
Port Authority of New York & New Jersey
RB Series AAA 1.09%, 07/01/23	300,000	304,459
Consolidated Bonds 164th Series 5.65%, 11/01/40	240,000	324,288
Consolidated Bonds 165th Series 5.65%, 11/01/40	200,000	270,546
Consolidated Bonds 181st Series 4.96%, 08/01/46	200,000	256,035
Consolidated Bonds 168th Series 4.93%, 10/01/51	550,000	719,427
Consolidated Bonds 174th Series 4.46%, 10/01/62	1,150,000	1,417,139
Regents of the University of California Medical Center Pooled Revenue
Series F
6.58%, 05/15/49	200,000	296,922
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	298,576
Rutgers The State University of New Jersey
Series R 3.27%, 05/01/43	100,000	103,477
Series P 3.92%, 05/01/19 (a)	150,000	151,577
Sales Tax Securitization Corp.
RB Series 2017B 3.59%, 01/01/43	200,000	203,830
RB Series B 3.82%, 01/01/48	250,000	257,848
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	94,387
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	433,383
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	515,725
Security Rate, Maturity Date	Face Amount ($)	Value ($)
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,281,126
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	185,163
State of California
2.38%, 10/01/26	175,000	185,218
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	168,647
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A 5.52%, 04/01/39	750,000	1,065,859
GO (Build America Bonds) Series 2010A 4.68%, 04/01/40	500,000	655,076
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	250,000	263,130
Texas Transportation Commission
RB (Build America Bonds) Series B 5.18%, 04/01/30	130,000	158,391
2.47%, 10/01/44 (a)	350,000	338,280
University of California
RB Series 2019BD 3.35%, 07/01/29	200,000	220,983
RB Series BG 1.61%, 05/15/30 (a)	250,000	238,673
RB Series 2013AJ 4.60%, 05/15/31	250,000	290,916
RB (Build America Bonds) Series 2009 5.77%, 05/15/43	300,000	405,501
RB Series AS 5.95%, 05/15/45	250,000	343,332
RB Series BJ 3.07%, 05/15/51 (a)	300,000	293,934
RB Series AD 4.86%, 05/15/12	500,000	629,360
RB Series 2015AQ 4.77%, 05/15/15	300,000	371,499
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	241,360
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	239,248
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	63,884
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020 2.26%, 09/01/50 (a)	350,000	304,096
Series C 4.18%, 09/01/17 (a)	150,000	174,161
Utah
GO (Build America Bonds) Series D 4.55%, 07/01/24	275,000	293,572
GO (Build America Bonds) Series B 3.54%, 07/01/25	525,000	565,459

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westchester County Local Development Corp.
RB, Series 2020
3.85%, 11/01/50 (a)	250,000	256,503
Wisconsin
RB Series A
5.70%, 05/01/26	615,000	708,865
		59,311,381
		86,352,462

Sovereign 1.2%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	350,000	356,923
2.00%, 11/15/22	750,000	771,743
1.63%, 01/22/25	1,050,000	1,090,383
		2,219,049
Chile 0.1%
Chile Government International Bond
3.25%, 09/14/21	150,000	152,031
2.25%, 10/30/22	150,000	154,103
3.13%, 03/27/25	400,000	430,692
3.13%, 01/21/26	400,000	431,172
3.24%, 02/06/28 (a)	750,000	810,532
2.45%, 01/31/31 (a)	400,000	402,772
2.55%, 01/27/32 (a)	600,000	606,408
3.63%, 10/30/42	100,000	105,109
3.86%, 06/21/47	450,000	485,249
3.50%, 01/25/50 (a)	850,000	868,487
		4,446,555
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	300,000	308,367
4.00%, 02/26/24 (a)	700,000	746,585
8.13%, 05/21/24	300,000	358,995
4.50%, 01/28/26 (a)	400,000	439,916
3.88%, 04/25/27 (a)	850,000	911,039
4.50%, 03/15/29 (a)	600,000	656,136
3.00%, 01/30/30 (a)	500,000	490,580
3.13%, 04/15/31 (a)	950,000	931,142
10.38%, 01/28/33	100,000	153,400
7.38%, 09/18/37	550,000	728,508
6.13%, 01/18/41	950,000	1,130,956
5.63%, 02/26/44 (a)	1,450,000	1,653,391
5.00%, 06/15/45 (a)	1,300,000	1,390,038
5.20%, 05/15/49 (a)	900,000	993,222
3.88%, 02/15/61 (a)	250,000	224,453
		11,116,728
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	650,000	709,300
5.75%, 11/22/23	800,000	905,600
5.38%, 03/25/24	500,000	567,050
7.63%, 03/29/41	550,000	890,466
		3,072,416
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	750,000	778,020
4.45%, 02/11/24	250,000	273,378
3.50%, 01/11/28	250,000	268,348
4.10%, 04/24/28	500,000	554,600
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 02/11/29	600,000	689,886
3.40%, 09/18/29	400,000	424,316
2.85%, 02/14/30	400,000	408,112
3.85%, 10/15/30	750,000	824,887
4.35%, 01/11/48	700,000	762,412
5.35%, 02/11/49	500,000	623,295
3.70%, 10/30/49	200,000	203,828
3.50%, 02/14/50	250,000	250,665
4.20%, 10/15/50	550,000	603,542
4.45%, 04/15/70	300,000	329,661
		6,994,950
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	209,240
3.15%, 06/30/23	450,000	476,676
2.88%, 03/16/26	300,000	323,820
3.25%, 01/17/28	300,000	331,317
2.50%, 01/15/30	550,000	565,499
2.75%, 07/03/30	900,000	943,128
4.50%, 01/30/43	700,000	846,783
4.13%, 01/17/48	250,000	288,035
3.38%, 01/15/50	850,000	859,698
3.88%, 07/03/50	650,000	715,605
4.50%, 04/03/20	300,000	359,130
		5,918,931
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,148,310
2.38%, 10/17/24	1,750,000	1,827,735
2.88%, 10/17/29	700,000	709,338
5.38%, 06/15/33	754,000	918,870
4.00%, 10/17/49	750,000	770,767
Republic of Italy Government International Bond
1.25%, 02/17/26	500,000	489,530
		5,864,550
Mexico 0.3%
Mexico Government International Bond
8.00%, 09/24/22	100,000	110,941
4.00%, 10/02/23	1,100,000	1,186,867
3.60%, 01/30/25	450,000	490,397
3.90%, 04/27/25 (a)	400,000	439,708
4.13%, 01/21/26	500,000	556,420
4.15%, 03/28/27	800,000	889,184
3.75%, 01/11/28	850,000	910,401
4.50%, 04/22/29	1,150,000	1,276,546
3.25%, 04/16/30 (a)	1,200,000	1,213,680
2.66%, 05/24/31 (a)	1,050,000	997,111
8.30%, 08/15/31	150,000	219,351
4.75%, 04/27/32 (a)	850,000	946,807
7.50%, 04/08/33	250,000	338,288
6.75%, 09/27/34	750,000	966,307
6.05%, 01/11/40	1,050,000	1,263,412
4.75%, 03/08/44	1,350,000	1,419,403
5.55%, 01/21/45	950,000	1,097,753
4.60%, 01/23/46	1,200,000	1,229,328
4.35%, 01/15/47	600,000	595,674
4.60%, 02/10/48	950,000	972,515
4.50%, 01/31/50 (a)	1,225,000	1,242,652
5.00%, 04/27/51 (a)	850,000	922,735
3.77%, 05/24/61 (a)	1,050,000	931,718
5.75%, 10/12/10	850,000	947,317
		21,164,515

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	450,000	490,878
3.75%, 03/16/25 (a)	500,000	544,635
7.13%, 01/29/26	350,000	433,745
8.88%, 09/30/27	150,000	207,273
3.88%, 03/17/28 (a)	400,000	437,600
9.38%, 04/01/29	500,000	732,235
3.16%, 01/23/30 (a)	600,000	625,746
2.25%, 09/29/32 (a)	750,000	711,360
6.70%, 01/26/36	900,000	1,213,929
4.50%, 05/15/47	700,000	775,404
4.50%, 04/16/50 (a)	750,000	829,230
4.30%, 04/29/53	400,000	430,240
4.50%, 04/01/56 (a)	750,000	826,050
3.87%, 07/23/60 (a)	825,000	820,289
		9,078,614
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	600,000	743,910
2.39%, 01/23/26 (a)	350,000	360,766
4.13%, 08/25/27	450,000	503,550
2.84%, 06/20/30	550,000	558,888
2.78%, 01/23/31 (a)	850,000	851,555
1.86%, 12/01/32 (a)	450,000	411,322
8.75%, 11/21/33	450,000	702,369
6.55%, 03/14/37	550,000	747,285
3.30%, 03/11/41 (a)	400,000	390,564
5.63%, 11/18/50	900,000	1,198,710
3.55%, 03/10/51 (a)	400,000	391,732
2.78%, 12/01/60 (a)	450,000	373,487
3.23%, 07/28/21 (a)	450,000	365,256
		7,599,394
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	603,201
9.50%, 10/21/24	500,000	649,750
10.63%, 03/16/25	250,000	342,635
5.50%, 03/30/26	400,000	482,708
3.00%, 02/01/28	650,000	689,936
3.75%, 01/14/29	600,000	666,528
9.50%, 02/02/30	650,000	1,012,245
2.46%, 05/05/30	700,000	709,849
7.75%, 01/14/31	550,000	799,909
1.65%, 06/10/31	200,000	189,274
6.38%, 01/15/32	350,000	469,389
6.38%, 10/23/34	700,000	961,079
5.00%, 01/13/37	400,000	492,456
3.95%, 01/20/40	1,300,000	1,399,528
3.70%, 03/01/41	250,000	261,425
3.70%, 02/02/42	1,100,000	1,149,863
2.95%, 05/05/45	200,000	187,402
2.65%, 12/10/45	500,000	449,520
		11,516,697
Poland 0.0%
Poland Government International Bond
5.00%, 03/23/22	650,000	679,140
3.00%, 03/17/23	750,000	787,522
4.00%, 01/22/24	600,000	657,930
3.25%, 04/06/26	644,000	712,554
		2,837,146
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	550,000	596,156
2.75%, 01/19/27	450,000	485,005
3.50%, 09/20/28	200,000	221,952
2.50%, 06/19/29	350,000	365,085
1.00%, 09/16/30	200,000	184,186
4.13%, 06/10/44	400,000	486,072
3.88%, 09/20/48	200,000	237,714
		2,576,170
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	66,666	72,411
4.50%, 08/14/24	150,000	163,253
4.38%, 10/27/27	500,000	569,210
4.38%, 01/23/31 (a)	850,000	987,164
7.63%, 03/21/36	700,000	1,070,538
4.13%, 11/20/45	250,000	280,620
5.10%, 06/18/50	1,150,000	1,427,782
4.98%, 04/20/55	900,000	1,105,560
		5,676,538
		100,082,253

Supranational* 1.5%
African Development Bank
2.38%, 09/23/21	800,000	808,200
0.50%, 04/22/22	200,000	200,664
1.63%, 09/16/22	350,000	357,203
2.13%, 11/16/22	1,500,000	1,546,065
0.75%, 04/03/23	950,000	959,490
3.00%, 09/20/23	200,000	213,006
Asian Development Bank
2.00%, 02/16/22	1,000,000	1,015,990
0.63%, 04/07/22	1,500,000	1,506,900
1.88%, 07/19/22	650,000	664,151
1.75%, 09/13/22	2,175,000	2,223,459
1.63%, 01/24/23	750,000	768,877
2.75%, 03/17/23	900,000	944,127
0.25%, 07/14/23	750,000	749,242
0.25%, 10/06/23	750,000	748,388
2.63%, 01/30/24	645,000	685,416
1.50%, 10/18/24	1,350,000	1,394,010
2.00%, 01/22/25	1,650,000	1,734,480
0.63%, 04/29/25	1,000,000	996,390
0.38%, 09/03/25	750,000	733,335
0.50%, 02/04/26	750,000	732,638
2.00%, 04/24/26	500,000	523,915
2.63%, 01/12/27	1,000,000	1,080,210
2.50%, 11/02/27	1,188,000	1,268,202
2.75%, 01/19/28	250,000	270,778
5.82%, 06/16/28	300,000	386,241
1.75%, 09/19/29	750,000	753,285
1.88%, 01/24/30	1,000,000	1,010,240
0.75%, 10/08/30	1,150,000	1,043,429
Asian Infrastructure Investment Bank
2.25%, 05/16/24	950,000	1,001,689
0.50%, 05/28/25	950,000	939,692
0.50%, 01/27/26	1,500,000	1,463,220
Corp. Andina de Fomento
2.13%, 09/27/21	313,000	315,470
3.25%, 02/11/22	600,000	613,638
4.38%, 06/15/22	550,000	574,310
2.38%, 05/12/23	350,000	362,264
3.75%, 11/23/23	250,000	268,440
1.63%, 09/23/25	300,000	300,390

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Council of Europe Development Bank
1.75%, 09/26/22	650,000	664,801
0.25%, 06/10/23	200,000	199,940
0.25%, 10/20/23	200,000	199,530
2.50%, 02/27/24	315,000	333,954
1.38%, 02/27/25	350,000	359,671
European Bank for Reconstruction & Development
1.88%, 07/15/21	500,000	502,415
1.50%, 11/02/21	1,100,000	1,108,624
2.75%, 03/07/23	475,000	497,843
0.25%, 07/10/23	500,000	499,375
1.63%, 09/27/24	300,000	311,205
0.50%, 05/19/25	550,000	545,188
0.50%, 11/25/25	950,000	931,180
0.50%, 01/28/26	500,000	488,380
European Investment Bank
1.63%, 06/15/21	600,000	601,740
1.38%, 09/15/21	1,150,000	1,156,405
2.13%, 10/15/21	1,000,000	1,010,520
2.88%, 12/15/21	1,250,000	1,273,962
2.25%, 03/15/22	1,500,000	1,529,625
2.63%, 05/20/22	1,175,000	1,207,359
2.38%, 06/15/22	1,650,000	1,693,279
2.25%, 08/15/22	470,000	483,118
1.38%, 09/06/22	900,000	915,147
2.50%, 03/15/23	1,750,000	1,827,490
1.38%, 05/15/23	1,000,000	1,023,990
2.88%, 08/15/23	1,400,000	1,484,672
0.25%, 09/15/23	1,250,000	1,248,137
3.13%, 12/14/23	1,300,000	1,396,330
3.25%, 01/29/24	1,650,000	1,782,264
2.63%, 03/15/24	1,600,000	1,703,744
2.25%, 06/24/24	450,000	475,601
2.50%, 10/15/24	500,000	533,910
1.88%, 02/10/25	1,100,000	1,150,996
1.63%, 03/14/25	1,300,000	1,347,944
0.63%, 07/25/25	900,000	891,630
2.13%, 04/13/26	650,000	685,601
2.38%, 05/24/27	367,000	392,184
1.63%, 10/09/29	500,000	497,725
0.88%, 05/17/30	255,000	236,005
0.75%, 09/23/30	500,000	455,005
1.25%, 02/14/31	500,000	474,000
4.88%, 02/15/36	400,000	533,532
Inter-American Development Bank
1.25%, 09/14/21	800,000	803,984
2.13%, 01/18/22	1,250,000	1,269,325
1.75%, 04/14/22	1,100,000	1,117,688
1.75%, 09/14/22	1,000,000	1,022,460
2.50%, 01/18/23	1,250,000	1,301,062
0.50%, 05/24/23	1,300,000	1,306,942
3.00%, 10/04/23	750,000	799,815
0.25%, 11/15/23	750,000	748,035
2.63%, 01/16/24	1,150,000	1,221,104
3.00%, 02/21/24	500,000	537,100
2.13%, 01/15/25	1,100,000	1,160,808
1.75%, 03/14/25	1,350,000	1,406,335
0.88%, 04/03/25	650,000	654,674
0.63%, 07/15/25	500,000	495,150
2.00%, 06/02/26	550,000	575,586
2.00%, 07/23/26	500,000	523,420
2.38%, 07/07/27	1,200,000	1,270,908
0.63%, 09/16/27	750,000	713,505
3.13%, 09/18/28	1,700,000	1,886,201
2.25%, 06/18/29	1,400,000	1,463,182
1.13%, 01/13/31	250,000	234,018
3.88%, 10/28/41	150,000	182,190
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 08/07/42	200,000	220,334
4.38%, 01/24/44	600,000	782,880
International Bank for Reconstruction & Development
2.25%, 06/24/21	2,300,000	2,310,833
1.38%, 09/20/21	250,000	251,450
2.00%, 01/26/22	2,150,000	2,181,841
1.63%, 02/10/22	975,000	987,090
2.13%, 07/01/22	1,750,000	1,792,087
1.88%, 10/07/22	2,250,000	2,306,812
7.63%, 01/19/23	500,000	566,150
1.88%, 06/19/23	350,000	362,534
3.00%, 09/27/23	1,560,000	1,663,163
2.50%, 03/19/24	1,450,000	1,538,986
1.50%, 08/28/24	950,000	981,160
2.50%, 11/25/24	1,300,000	1,389,310
1.63%, 01/15/25	1,200,000	1,244,304
0.75%, 03/11/25	1,250,000	1,253,075
0.63%, 04/22/25	2,500,000	2,492,050
0.38%, 07/28/25	150,000	146,952
2.50%, 07/29/25	1,750,000	1,871,415
0.50%, 10/28/25	500,000	490,945
3.13%, 11/20/25	450,000	494,762
1.88%, 10/27/26	250,000	259,920
2.50%, 11/22/27	200,000	213,728
0.75%, 11/24/27	500,000	478,535
1.75%, 10/23/29	950,000	953,629
0.88%, 05/14/30	2,050,000	1,895,758
0.75%, 08/26/30	1,000,000	908,990
1.25%, 02/10/31	1,000,000	947,210
4.75%, 02/15/35	450,000	583,862
International Finance Corp.
1.13%, 07/20/21	650,000	651,892
2.00%, 10/24/22	850,000	873,706
0.50%, 03/20/23	200,000	201,070
2.88%, 07/31/23	500,000	529,675
1.38%, 10/16/24	750,000	771,517
0.75%, 08/27/30	750,000	681,270
Nordic Investment Bank
2.25%, 09/30/21	750,000	757,672
2.13%, 02/01/22	250,000	254,013
1.38%, 10/17/22	200,000	203,578
0.38%, 05/19/23	400,000	401,008
2.88%, 07/19/23	450,000	476,235
2.25%, 05/21/24	200,000	211,066
0.38%, 09/11/25	400,000	390,728
0.50%, 01/21/26	250,000	244,273
		124,722,425
Total Government Related
(Cost $511,963,149)		525,671,532

Securitized 29.9% of net assets

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4, ABS
1.92%, 01/15/25 (a)	2,000,000	2,054,821
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	2,000,000	2,043,457
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	550,720

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	900,000	907,996
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,164,487
		7,721,481
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-8, Class A 3.18%, 04/15/24 (a)	1,200,000	1,215,938
Series 2019-1, Class A 2.87%, 10/15/24 (a)	1,300,000	1,332,561
Series 2019-3, Class A, ABS 2.00%, 04/15/25 (a)	630,000	645,962
Series 2018-2, Class A 3.01%, 10/15/25 (a)	5,200,000	5,468,798
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6 2.29%, 07/15/25 (a)	1,300,000	1,338,621
Series 2019-A3, Class A3, ABS 2.06%, 08/15/28 (a)	2,000,000	2,077,940
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	5,035,237
Discover Card Execution Note Trust
Series 2018-A5, Class A5 3.32%, 03/15/24 (a)	585,000	593,073
Series 2017-A2, Class A2 2.39%, 07/15/24 (a)	1,363,000	1,386,101
Series 2018-A1, Class A1 3.03%, 08/15/25 (a)	2,100,000	2,204,939
		21,299,170
		29,020,651

Commercial Mortgage-Backed Securities 2.2%
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/50 (a)	600,000	656,399
Series 2017-BNK9, Class A4 3.54%, 11/15/54 (a)	1,000,000	1,095,346
Series 2017-BNK7, Class A5 3.44%, 09/15/60 (a)	1,000,000	1,089,157
Series 2019-BN19, Class A3 3.18%, 08/15/61 (a)	800,000	853,110
Series 2020-BN26, Class A4 2.40%, 03/15/63 (a)	700,000	703,787
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,291,421
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	600,000	636,723
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,000,000	2,097,305
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	674,035
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	1,106,616
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,783,472
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,915,203
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,886,628
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3 3.87%, 01/10/48 (a)	5,325,000	5,855,040
Series 2016-C7, Class A3 3.84%, 12/10/54 (a)	3,625,000	3,988,418
Series 2016-C4, Class A4 3.28%, 05/10/58 (a)	1,000,000	1,077,475
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4 4.13%, 11/10/46 (a)	615,000	662,994
Series 2014-GC23, Class A4 3.62%, 07/10/47 (a)	1,000,000	1,080,436
Series 2014-GC25, Class A4 3.64%, 10/10/47 (a)	210,000	227,517
Series 2016-GC36, Class A5 3.62%, 02/10/49 (a)	3,350,000	3,667,843
Series 2016-GC37, Class A4 3.31%, 04/10/49 (a)	600,000	648,704
Series 2017-P7, Class A4 3.71%, 04/14/50 (a)	500,000	551,273
Series 2017-C4, Class A4 3.47%, 10/12/50 (a)	5,600,000	6,105,615
COMM Mortgage Trust
Series 2012-LC4, Class A4 3.29%, 12/10/44 (a)	274,506	277,953
Series 2012-CR3, Class A3 2.82%, 10/15/45 (a)	254,249	259,860
Series 2013-CR6, Class A4 3.10%, 03/10/46 (a)	4,950,000	5,156,325
Series 2014-CR14, Class A3 3.96%, 02/10/47 (a)	240,000	257,758
Series 2014-CR16, Class ASB 3.65%, 04/10/47 (a)	356,973	371,147
Series 2014-LC15, Class A4 4.01%, 04/10/47 (a)	400,000	432,918
Series 2014-CR18, Class A4 3.55%, 07/15/47 (a)	475,648	507,559
Series 2014-CR19, Class ASB 3.50%, 08/10/47 (a)	279,406	292,684
Series 2014-UBS4, Class A5 3.69%, 08/10/47 (a)	1,850,000	1,998,245
Series 2014-CR20, Class A3 3.33%, 11/10/47 (a)	1,943,383	2,068,271
Series 2014-CR21, Class A3 3.53%, 12/10/47 (a)	173,605	185,430
Series 2015-CR22, Class A5 3.31%, 03/10/48 (a)	750,000	808,605
Series 2015-CR24, Class A5 3.70%, 08/10/48 (a)	400,000	436,901
Series 2015-LC23, Class A4 3.77%, 10/10/48 (a)	440,000	482,967
Series 2016-CR28, Class A4 3.76%, 02/10/49 (a)	2,700,000	2,976,790
Series 2016-DC2, Class A5 3.77%, 02/10/49 (a)	100,000	109,954
Series 2015-PC1, Class ASB 3.61%, 07/10/50 (a)	1,829,098	1,929,083

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-PC1, Class A5 3.90%, 07/10/50 (a)	497,400	547,633
Series 2013-CR11, Class A3 3.98%, 08/10/50 (a)	449,875	481,488
Series 2013-CR11, Class A4 4.26%, 08/10/50 (a)	340,000	367,130
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4 3.72%, 08/15/48 (a)	300,000	327,423
Series 2015-C1, Class A4 3.51%, 04/15/50 (a)	1,308,000	1,411,048
Series 2019-C17, Class A5 3.02%, 09/15/52 (a)	2,238,000	2,351,473
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	110,175
Fannie Mae
Series 2015-M4, Class AV2 2.51%, 07/25/22 (a)	49,712	49,969
Series 2016-M3, Class ASQ2 2.26%, 02/25/23 (a)(e)(k)	13,059	13,155
Series 2014-M9, Class A2 3.10%, 07/25/24 (a)(e)(k)	443,102	472,775
Series 2015-M3, Class A2 2.72%, 10/25/24 (a)	502,206	530,385
Series 2015-M13, Class A2 2.71%, 06/25/25 (a)(e)(k)	149,011	158,091
Series 2016-M6, Class A2 2.49%, 05/25/26 (a)	2,600,000	2,736,710
Freddie Mac
Series K018, Class A2 2.79%, 01/25/22 (a)	125,175	126,991
Series K024, Class A2 2.57%, 09/25/22 (a)	800,000	819,655
Series K026, Class A2 2.51%, 11/25/22 (a)	550,000	565,610
Series K027, Class A2 2.64%, 01/25/23 (a)	1,000,000	1,031,471
Series K028, Class A2 3.11%, 02/25/23 (a)	250,000	260,742
Series K030, Class A2 3.25%, 04/25/23 (a)(e)(l)	850,000	892,253
Series K031, Class A2 3.30%, 04/25/23 (a)	3,225,000	3,405,387
Series K033, Class A2 3.06%, 07/25/23 (a)	1,540,000	1,624,800
Series K034, Class A2 3.53%, 07/25/23 (a)	150,000	159,953
Series K035, Class A2 3.46%, 08/25/23 (a)(e)(l)	450,000	479,416
Series K725, Class A2 3.00%, 01/25/24 (a)	1,300,000	1,378,078
Series K037, Class A2 3.49%, 01/25/24 (a)	600,000	644,402
Series K727, Class A2 2.95%, 07/25/24 (a)	1,765,000	1,867,829
Series K728, Class A2 3.06%, 08/25/24 (a)(e)(l)	3,700,000	3,948,241
Series K040, Class A2 3.24%, 09/25/24 (a)	750,000	811,227
Series K045, Class A1 2.49%, 11/25/24 (a)	298,379	304,278
Series K042, Class A2 2.67%, 12/25/24 (a)	100,000	106,475
Series K043, Class A2 3.06%, 12/25/24 (a)	750,000	807,432
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K044, Class A2 2.81%, 01/25/25 (a)	1,015,000	1,088,336
Series K045, Class A2 3.02%, 01/25/25 (a)	400,000	431,838
Series K053, Class A1 2.55%, 02/25/25 (a)	423,748	438,736
Series K731, Class A2 3.60%, 02/25/25 (a)(e)(l)	300,000	323,936
Series K046, Class A2 3.21%, 03/25/25 (a)	920,000	1,000,188
Series KS03, Class A4 3.16%, 05/25/25 (a)(e)(l)	250,000	268,918
Series K048, Class A2 3.28%, 06/25/25 (a)(e)(l)	838,000	914,743
Series K733, Class A2 3.75%, 08/25/25 (a)(e)(l)	1,500,000	1,648,453
Series K053, Class A2 3.00%, 12/25/25 (a)	950,000	1,029,679
Series K054, Class A2 2.75%, 01/25/26 (a)	300,000	322,137
Series K055, Class A2 2.67%, 03/25/26 (a)	750,000	802,710
Series K735, Class A2 2.86%, 05/25/26 (a)	100,000	108,090
Series K058, Class A2 2.65%, 08/25/26 (a)	750,000	802,694
Series K061, Class A2 3.35%, 11/25/26 (a)(e)(l)	520,000	575,874
Series K062, Class A2 3.41%, 12/25/26 (a)	257,767	286,551
Series K067, Class A1 2.90%, 03/25/27 (a)	1,440,680	1,530,976
Series K064, Class A2 3.22%, 03/25/27 (a)	107,000	117,933
Series K071, Class A2 3.29%, 11/25/27 (a)	4,768,000	5,278,833
Series K070, Class A2, VRN 3.30%, 11/25/27 (a)(e)(l)	308,000	341,864
Series K072, Class A2 3.44%, 12/25/27 (a)	1,500,000	1,677,076
Series K074, Class A2 3.60%, 01/25/28 (a)	8,175,000	9,227,999
Series K078, Class A2 3.85%, 06/25/28 (a)	1,183,000	1,353,241
Series K083, Class A2 4.05%, 09/25/28 (a)(e)(l)	2,100,000	2,443,909
Series K085, Class A2 4.06%, 10/25/28 (a)(e)(l)	900,000	1,042,501
Series K087, Class A2 3.77%, 12/25/28 (a)	2,560,000	2,933,752
Series K088, Class A2 3.69%, 01/25/29 (a)	600,000	681,683
Series K100, Class A2 2.67%, 09/25/29 (a)	800,000	854,907
Series K103, Class A2 2.65%, 11/25/29 (a)	2,200,000	2,342,708
Series K-1511, Class A2 3.47%, 03/25/31 (a)	500,000	562,511
Series K-1512, Class A2 2.99%, 05/25/31 (a)	1,425,000	1,530,886
Series K154, Class A2 3.42%, 04/25/32 (a)	1,760,000	1,977,021
Series K155, Class A3 3.75%, 04/25/33 (a)	835,000	954,042
Series K157, Class A2 3.99%, 05/25/33 (a)	1,700,000	1,970,719

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2013-GC13, Class A5 4.05%, 07/10/46 (a)(e)(m)	649,000	695,105
Series 2013-GC14, Class A5 4.24%, 08/10/46 (a)	700,000	751,406
Series 2016-GS4, Class A4 3.44%, 11/10/49 (a)	365,000	397,490
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3 3.51%, 05/15/45 (a)	264,201	270,868
Series 2012-CBX, Class A4 3.48%, 06/15/45 (a)	333,503	337,670
Series 2014-C20, Class A4A1 3.54%, 07/15/47 (a)	800,000	830,306
Series 2015-JP1, Class A4 3.65%, 01/15/49 (a)	600,000	654,807
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/48 (a)	1,000,000	1,088,695
Series 2015-C28, Class A4 3.23%, 10/15/48 (a)	2,000,000	2,140,685
Series 2015-C33, Class A4 3.77%, 12/15/48 (a)	1,150,000	1,267,216
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4 3.18%, 08/15/45 (a)	430,000	439,851
Series 2013-C10, Class A4 4.08%, 07/15/46 (a)(e)(m)	180,000	190,548
Series 2013-C11, Class A4 4.15%, 08/15/46 (a)(e)(l)	1,000,000	1,056,369
Series 2014-C16, Class A5 3.89%, 06/15/47 (a)	270,000	292,183
Series 2015-C24, Class ASB 3.48%, 05/15/48 (a)	869,168	919,732
Series 2015-C24, Class A4 3.73%, 05/15/48 (a)	93,000	101,645
Series 2013-C8, Class AS 3.38%, 12/15/48 (a)	80,000	83,087
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4 3.24%, 03/15/45 (a)	299,267	302,861
Series 2015-UBS8, Class A4 3.81%, 12/15/48 (a)	400,000	438,213
Series 2017-H1, Class A4 3.26%, 06/15/50 (a)	250,000	268,741
Series 2017-HR2, Class A4 3.59%, 12/15/50 (a)	1,300,000	1,419,354
Series 2020-HR8, Class A4 2.04%, 07/15/53 (a)	3,000,000	2,917,489
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4 3.43%, 08/15/50 (a)	1,550,000	1,679,230
Series 2017-C6, Class A5 3.58%, 12/15/50 (a)	1,000,000	1,092,567
Series 2019-C18, Class A4 3.04%, 12/15/52 (a)	500,000	524,385
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5 2.85%, 12/10/45 (a)	500,000	515,704
Series 2013-C5, Class A4 3.18%, 03/10/46 (a)	1,850,000	1,921,785
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4 4.22%, 07/15/46 (a)(e)(m)	640,000	683,334
Series 2015-C28, Class A3 3.29%, 05/15/48 (a)	1,069,390	1,132,311
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-C31, Class A3 3.43%, 11/15/48 (a)	1,317,809	1,403,450
Series 2015-P2, Class A4 3.81%, 12/15/48 (a)	1,500,000	1,656,303
Series 2016-NXS6, Class A4 2.92%, 11/15/49 (a)	150,000	158,780
Series 2014-LC16 Class A4 3.55%, 08/15/50 (a)	840,497	881,619
Series 2017-C40, Class A4 3.58%, 10/15/50 (a)	1,551,000	1,696,466
Series 2017-C41, Class A4 3.47%, 11/15/50 (a)	2,000,000	2,170,860
Series 2017-C42, Class A4 3.59%, 12/15/50 (a)	2,400,000	2,624,157
Series 2018-C44, Class A5 4.21%, 05/15/51 (a)	1,500,000	1,692,270
Series 2019-C50, Class A5 3.73%, 05/15/52 (a)	1,000,000	1,098,421
Series 2015-C30, Class A4 3.66%, 09/15/58 (a)	723,000	792,104
Series 2016-NXS5, Class A4 3.37%, 01/15/59 (a)	1,375,000	1,477,783
Series 2016-NXS5, Class A6 3.64%, 01/15/59 (a)	2,000,000	2,192,219
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,199,135
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	546,515
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	4,213,415
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	848,162
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	770,121
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5 3.34%, 06/15/46 (a)	547,687	576,318
Series 2013-C15, Class A4 4.15%, 08/15/46 (a)(e)(m)	520,000	556,140
Series 2014-C19, Class A4 3.83%, 03/15/47 (a)	100,000	106,788
Series 2013-C12, Class A4 3.20%, 03/15/48 (a)	881,000	919,904
		186,858,673

Mortgage-Backed Securities Pass-Through 27.4%
Fannie Mae
4.00%, 02/01/24 to 08/01/50 (a)	119,055,231	129,499,251
5.50%, 06/01/24 to 11/01/48 (a)	7,175,402	8,195,152
4.50%, 12/01/24 to 07/01/50 (a)	53,274,897	59,031,443
3.50%, 08/01/25 to 08/01/50 (a)	162,706,869	174,100,070
3.00%, 12/01/25 to 09/01/50 (a)	198,874,216	209,301,447
2.50%, 07/01/27 to 03/01/51 (a)	164,370,200	169,384,181
2.00%, 04/01/28 to 04/01/51 (a)	210,858,206	211,991,406
6.00%, 12/01/32 to 07/01/41 (a)	3,440,788	3,984,862
5.00%, 09/01/33 to 11/01/49 (a)	14,827,338	16,726,032
6.50%, 08/01/34 to 05/01/40 (a)	755,624	881,829
1.50%, 09/01/35 to 04/01/51 (a)	38,215,604	37,645,402
1.00%, 03/01/36 (a)	397,969	391,718

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac
2.00%, 08/01/23 to 04/01/51 (a)	176,958,983	177,563,455
4.00%, 03/01/24 to 07/01/50 (a)	57,309,884	62,258,764
5.50%, 05/01/24 to 08/01/41 (a)	3,475,249	3,971,896
3.50%, 12/01/25 to 12/01/50 (a)	97,095,809	103,778,853
3.00%, 08/01/26 to 09/01/50 (a)	134,189,288	141,090,350
2.50%, 04/01/27 to 02/01/51 (a)	113,653,503	117,157,418
6.00%, 09/01/32 to 07/01/40 (a)	2,380,376	2,762,142
5.00%, 11/01/33 to 12/01/49 (a)	9,462,648	10,712,986
6.50%, 12/01/33 to 09/01/39 (a)	269,292	318,160
4.50%, 05/01/34 to 08/01/49 (a)	22,149,566	24,583,479
1.50%, 08/01/35 to 04/01/51 (a)	54,366,398	53,302,103
Ginnie Mae
3.00%, 01/20/27 to 08/20/50 (a)	129,591,586	136,395,412
2.50%, 03/20/27 to 09/20/50 (a)	57,209,238	59,071,615
3.50%, 09/20/32 to 07/20/50 (a)	120,447,693	128,787,450
6.00%, 10/20/32 to 01/20/45 (a)	1,104,617	1,274,952
5.50%, 02/20/33 to 03/20/49 (a)	2,180,899	2,451,863
5.00%, 03/20/33 to 07/20/49 (a)	10,737,911	11,954,419
4.50%, 01/20/39 to 02/20/50 (a)	27,193,642	30,057,992
4.00%, 06/15/39 to 02/20/50 (a)	60,629,661	65,777,379
2.00%, 07/20/50 to 09/20/50 (a)	4,077,647	4,120,802
Ginnie Mae TBA
2.00%, 04/01/51 (a)(h)	500,000	504,786
3.00%, 04/01/51 (a)(h)	3,000,000	3,124,774
Government National Mortgage Association
2.50%, 09/20/35 to 03/20/51 (a)	39,577,892	40,858,498
3.00%, 03/15/50 to 11/20/50 (a)	1,634,658	1,709,454
4.00%, 04/20/50 (a)	842,576	898,861
3.50%, 05/20/50 to 11/20/50 (a)	1,462,423	1,542,742
2.00%, 10/20/50 to 03/20/51 (a)	61,705,895	62,359,417
UMBS TBA
2.00%, 04/01/36 to 04/01/51 (a)(h)	21,000,000	21,101,353
2.50%, 04/01/36 to 04/01/51 (a)(h)	29,500,000	30,412,387
1.50%, 04/01/51 (a)(h)	3,000,000	2,900,966
3.00%, 04/01/51 (a)(h)	3,500,000	3,646,495
		2,327,584,016
Total Securitized
(Cost $2,515,966,313)		2,543,463,340
Security	Number of Shares	Value ($)
Other Investment Companies 1.9% of net assets

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (n)	165,325,068	165,325,068

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (n)	707,238	707,238
Total Other Investment Companies
(Cost $166,032,306)		166,032,306
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $51,297,727 or 0.6% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $691,682.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero Coupon Bond.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(n)	The rate shown is the 7-day yield.

GO –	General obligation
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended March 31, 2021:
	Value at 12/31/20	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 3/31/21	Face amount at 3/31/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$205,818	($58)	$—	$—	($1,338)	$204,422	200,000	$1,475
TD Ameritrade Holding Corp., 3.75%, 04/01/24	219,684	(633)	(76,257)	3,507	(4,830)	141,471	130,000	1,861
TD Ameritrade Holding Corp., 3.30%, 04/01/27	508,054	371	(218,600)	27,708	(45,548)	271,985	250,000	3,676
TD Ameritrade Holding Corp., 2.75%, 10/01/29	165,630	(72)	—	—	(9,505)	156,053	150,000	1,031
The Charles Schwab Corp., 2.65%, 01/25/23	314,394	(998)	(26,017)	644	(1,894)	286,129	275,000	1,984
The Charles Schwab Corp., 3.55%, 02/01/24	163,742	(659)	—	—	(514)	162,569	150,000	1,331
The Charles Schwab Corp., 4.20%, 03/24/25	286,730	(1,624)	(56,000)	656	(6,052)	223,710	200,000	2,613
The Charles Schwab Corp., 3.85%, 05/21/25	142,405	(496)	—	—	(3,616)	138,293	125,000	1,203
The Charles Schwab Corp., 0.90%, 03/11/26	—	503,273	(74,093)	(1,399)	(7,698)	420,083	425,000	646
The Charles Schwab Corp., 3.20%, 01/25/28	514,354	(717)	(245,122)	10,017	(34,835)	243,697	225,000	3,560
The Charles Schwab Corp., 4.00%, 02/01/29	299,042	57,939	(113,525)	1,659	(19,129)	225,986	200,000	2,767
The Charles Schwab Corp., 3.25%, 05/22/29	229,660	(297)	—	—	(13,545)	215,818	200,000	1,625
The Charles Schwab Corp., 4.63%, 03/22/30	316,102	(845)	(119,024)	8,269	(26,756)	177,746	150,000	2,865
Total	$3,365,615	$555,184	($928,638)	$51,061	($175,260)	$2,867,962		$26,637
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$2,245,789,091	$—	$2,245,789,091
Treasuries	—	3,158,464,685	—	3,158,464,685
Government Related[1]	—	525,671,532	—	525,671,532
Securitized[1]	—	2,543,463,340	—	2,543,463,340
Other Investment Companies[1]	166,032,306	—	—	166,032,306
Total	$166,032,306	$8,473,388,648	$—	$8,639,420,954
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 97.7% of net assets

Financial Institutions 40.3%
Banking 31.6%
Ally Financial, Inc.
4.63%, 05/19/22	100,000	104,543
3.05%, 06/05/23 (a)	200,000	209,464
1.45%, 10/02/23 (a)	150,000	152,343
3.88%, 05/21/24 (a)	300,000	324,603
5.13%, 09/30/24	120,000	135,623
4.63%, 03/30/25	150,000	167,375
American Express Co.
2.75%, 05/20/22 (a)	100,000	102,529
2.50%, 08/01/22 (a)	285,000	292,704
2.65%, 12/02/22	240,000	249,286
3.40%, 02/27/23 (a)	350,000	368,679
3.70%, 08/03/23 (a)	325,000	348,354
3.40%, 02/22/24 (a)	525,000	565,309
2.50%, 07/30/24 (a)	485,000	513,004
3.00%, 10/30/24 (a)	190,000	204,195
4.20%, 11/06/25 (a)	200,000	226,386
Australia & New Zealand Banking Group Ltd.
2.05%, 11/21/22	500,000	514,040
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	400,000	393,532
Banco Santander S.A.
3.50%, 04/11/22	200,000	206,072
3.13%, 02/23/23	200,000	209,296
2.71%, 06/27/24	200,000	211,364
2.75%, 05/28/25	400,000	418,712
5.18%, 11/19/25	400,000	454,936
1.85%, 03/25/26	350,000	349,377
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	204,472
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	25,000	25,758
Bank of America Corp.
2.50%, 10/21/22 (a)	200,000	202,386
3.30%, 01/11/23	775,000	815,013
2.88%, 04/24/23 (a)(b)	375,000	384,217
2.82%, 07/21/23 (a)(b)	400,000	411,892
4.10%, 07/24/23	960,000	1,038,086
3.00%, 12/20/23 (a)(b)	980,000	1,020,102
4.13%, 01/22/24	450,000	492,079
3.55%, 03/05/24 (a)(b)	725,000	765,259
4.00%, 04/01/24	700,000	766,171
1.49%, 05/19/24 (a)(b)	100,000	101,767
3.86%, 07/23/24 (a)(b)	450,000	482,206
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 08/26/24	500,000	551,555
0.81%, 10/24/24 (a)(b)	425,000	426,351
4.00%, 01/22/25	175,000	191,515
3.46%, 03/15/25 (a)(b)	135,000	145,051
3.95%, 04/21/25	525,000	575,893
3.88%, 08/01/25	575,000	636,830
0.98%, 09/25/25 (a)(b)	350,000	349,135
3.09%, 10/01/25 (a)(b)	325,000	347,080
2.46%, 10/22/25 (a)(b)	325,000	340,795
3.37%, 01/23/26 (a)(b)	345,000	371,479
2.02%, 02/13/26 (a)(b)	305,000	312,857
4.45%, 03/03/26	150,000	168,674
1.32%, 06/19/26 (a)(b)	650,000	648,108
1.20%, 10/24/26 (a)(b)	625,000	616,894
1.66%, 03/11/27 (a)(b)	625,000	627,175
Bank of Montreal
2.35%, 09/11/22	250,000	257,525
2.05%, 11/01/22	75,000	77,071
2.55%, 11/06/22 (a)	300,000	310,146
0.45%, 12/08/23	150,000	149,537
3.30%, 02/05/24	500,000	536,750
2.50%, 06/28/24	480,000	507,144
1.85%, 05/01/25	25,000	25,621
4.34%, 10/05/28 (a)(b)	175,000	189,502
Bank of New York Mellon Corp.
1.95%, 08/23/22	150,000	153,485
1.85%, 01/27/23 (a)	200,000	205,864
2.95%, 01/29/23 (a)	300,000	313,929
3.50%, 04/28/23	350,000	372,512
2.66%, 05/16/23 (a)(b)	100,000	102,531
3.45%, 08/11/23	300,000	321,366
0.35%, 12/07/23 (a)	75,000	74,887
3.65%, 02/04/24 (a)	200,000	217,406
3.40%, 05/15/24 (a)	100,000	108,390
3.25%, 09/11/24 (a)	100,000	108,632
2.10%, 10/24/24	25,000	26,323
3.00%, 02/24/25 (a)	45,000	48,343
1.60%, 04/24/25 (a)	100,000	101,961
3.95%, 11/18/25 (a)	175,000	196,121
0.75%, 01/28/26 (a)	100,000	97,957
Bank of Nova Scotia
2.00%, 11/15/22	150,000	154,104
2.38%, 01/18/23	250,000	258,875
1.95%, 02/01/23	150,000	154,250
1.63%, 05/01/23	350,000	359,093
0.80%, 06/15/23	150,000	151,262
0.55%, 09/15/23	75,000	75,083
3.40%, 02/11/24	325,000	349,619
2.20%, 02/03/25	30,000	31,190
1.30%, 06/11/25	200,000	200,402

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 12/16/25	175,000	198,882
1.05%, 03/02/26	300,000	295,377
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	169,214
Barclays Bank PLC
1.70%, 05/12/22 (a)	600,000	608,484
3.75%, 05/15/24	400,000	437,476
Barclays PLC
3.68%, 01/10/23 (a)	400,000	409,232
4.34%, 05/16/24 (a)(b)	200,000	214,258
4.38%, 09/11/24	200,000	218,590
1.01%, 12/10/24 (a)(b)	200,000	200,138
3.65%, 03/16/25	225,000	242,712
3.93%, 05/07/25 (a)(b)	200,000	216,100
4.38%, 01/12/26	450,000	501,736
2.85%, 05/07/26 (a)(b)	450,000	470,992
BBVA USA
2.50%, 08/27/24 (a)	250,000	262,958
3.88%, 04/10/25 (a)	250,000	273,635
BNP Paribas S.A.
3.25%, 03/03/23	325,000	342,725
4.25%, 10/15/24	200,000	221,628
BPCE S.A.
4.00%, 04/15/24	500,000	548,525
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	500,000	514,065
0.95%, 06/23/23	100,000	100,953
2.61%, 07/22/23 (a)(b)	50,000	51,357
3.50%, 09/13/23	100,000	107,461
0.50%, 12/14/23	300,000	298,944
3.10%, 04/02/24	335,000	357,204
2.25%, 01/28/25	25,000	25,977
0.95%, 10/23/25	250,000	245,775
Capital One Bank USA NA
3.38%, 02/15/23	250,000	262,633
2.28%, 01/28/26 (a)(b)	250,000	257,203
Capital One Financial Corp.
3.20%, 01/30/23 (a)	190,000	198,974
2.60%, 05/11/23 (a)	200,000	208,166
3.50%, 06/15/23	250,000	266,103
3.90%, 01/29/24 (a)	450,000	487,161
3.75%, 04/24/24 (a)	350,000	379,998
3.30%, 10/30/24 (a)	350,000	377,496
3.20%, 02/05/25 (a)	20,000	21,373
4.25%, 04/30/25 (a)	50,000	55,551
4.20%, 10/29/25 (a)	250,000	276,680
Citigroup, Inc.
2.75%, 04/25/22 (a)	450,000	460,705
4.05%, 07/30/22	300,000	313,575
2.70%, 10/27/22 (a)	400,000	413,204
3.38%, 03/01/23	250,000	263,475
3.50%, 05/15/23	525,000	555,901
2.88%, 07/24/23 (a)(b)	550,000	566,571
3.88%, 10/25/23	400,000	433,932
1.68%, 05/15/24 (a)(b)	100,000	102,103
4.04%, 06/01/24 (a)(b)	275,000	294,910
3.75%, 06/16/24	490,000	534,972
4.00%, 08/05/24	220,000	240,583
0.78%, 10/30/24 (a)(b)	450,000	449,788
3.88%, 03/26/25	225,000	245,201
3.35%, 04/24/25 (a)(b)	425,000	454,754
3.30%, 04/27/25	300,000	323,649
4.40%, 06/10/25	350,000	389,046
5.50%, 09/13/25	700,000	814,268
3.70%, 01/12/26	200,000	219,854
3.11%, 04/08/26 (a)(b)	600,000	641,058
1.12%, 01/28/27 (a)(b)	600,000	586,830
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	255,965
3.75%, 02/18/26 (a)	250,000	275,307
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	125,000	139,491
Comerica Bank
2.50%, 07/23/24	250,000	264,800
Comerica, Inc.
3.70%, 07/31/23 (a)	275,000	294,794
Cooperatieve Rabobank UA
3.95%, 11/09/22	250,000	263,270
4.63%, 12/01/23	500,000	548,170
3.38%, 05/21/25	250,000	272,627
4.38%, 08/04/25	500,000	554,545
Credit Suisse AG
2.80%, 04/08/22	500,000	510,910
1.00%, 05/05/23	500,000	502,845
3.63%, 09/09/24	850,000	921,561
2.95%, 04/09/25	250,000	264,845
Credit Suisse Group AG
3.80%, 06/09/23	500,000	530,790
3.75%, 03/26/25	250,000	269,600
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250,000	260,723
Deutsche Bank AG
3.30%, 11/16/22	325,000	337,529
3.95%, 02/27/23	350,000	369,407
3.70%, 05/30/24	300,000	321,165
3.70%, 05/30/24	250,000	267,513
2.22%, 09/18/24 (a)(b)	375,000	384,517
3.96%, 11/26/25 (a)(b)	150,000	162,497
4.10%, 01/13/26	50,000	54,401
4.10%, 01/13/26	200,000	217,392
1.69%, 03/19/26	150,000	149,795
2.13%, 11/24/26 (a)(b)	300,000	300,714
Discover Bank
4.20%, 08/08/23	250,000	270,130
2.45%, 09/12/24 (a)	250,000	261,913
4.25%, 03/13/26	250,000	279,775
Discover Financial Services
5.20%, 04/27/22	65,000	68,161
3.85%, 11/21/22	100,000	105,250
3.95%, 11/06/24 (a)	300,000	328,398
Fifth Third Bancorp
2.60%, 06/15/22 (a)	100,000	102,492
1.63%, 05/05/23 (a)	75,000	76,691
4.30%, 01/16/24 (a)	75,000	82,130
3.65%, 01/25/24 (a)	350,000	377,748
2.38%, 01/28/25 (a)	420,000	438,199
Fifth Third Bank NA
3.95%, 07/28/25 (a)	200,000	222,922
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	25,261
First Horizon Corp.
3.55%, 05/26/23 (a)	50,000	52,831
4.00%, 05/26/25 (a)	100,000	109,917
FNB Corp.
2.20%, 02/24/23 (a)	150,000	152,873
Goldman Sachs Group, Inc.
3.00%, 04/26/22 (a)	750,000	751,170
3.63%, 01/22/23	450,000	475,231
0.48%, 01/27/23 (a)	600,000	599,388
3.20%, 02/23/23 (a)	300,000	314,106
0.52%, 03/08/23 (a)	200,000	200,024
2.91%, 06/05/23 (a)(b)	600,000	616,200

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.91%, 07/24/23 (a)(b)	375,000	386,179
0.63%, 11/17/23 (a)(b)	450,000	449,995
3.63%, 02/20/24 (a)	440,000	473,691
4.00%, 03/03/24	350,000	381,888
0.67%, 03/08/24 (a)(b)	400,000	399,612
3.85%, 07/08/24 (a)	525,000	570,517
3.50%, 01/23/25 (a)	125,000	134,956
3.50%, 04/01/25 (a)	600,000	650,232
3.75%, 05/22/25 (a)	300,000	327,891
3.27%, 09/29/25 (a)(b)	675,000	723,937
4.25%, 10/21/25	400,000	446,576
0.86%, 02/12/26 (a)(b)	350,000	343,920
3.75%, 02/25/26 (a)	350,000	384,510
1.09%, 12/09/26 (a)(b)	275,000	269,467
1.43%, 03/09/27 (a)(b)	750,000	743,212
HSBC Holdings PLC
3.60%, 05/25/23	500,000	532,260
4.25%, 03/14/24	400,000	435,452
3.95%, 05/18/24 (a)(b)	670,000	715,339
3.80%, 03/11/25 (a)(b)	250,000	269,565
4.25%, 08/18/25	200,000	220,240
2.63%, 11/07/25 (a)(b)	700,000	732,893
4.30%, 03/08/26	650,000	728,123
1.65%, 04/18/26 (a)(b)	400,000	400,684
2.10%, 06/04/26 (a)(b)	200,000	203,684
4.29%, 09/12/26 (a)(b)	400,000	443,200
HSBC USA, Inc.
3.50%, 06/23/24	300,000	324,789
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	150,000	158,387
4.00%, 05/15/25 (a)	100,000	110,933
Huntington National Bank
3.13%, 04/01/22 (a)	250,000	256,513
1.80%, 02/03/23 (a)	250,000	255,995
3.55%, 10/06/23 (a)	250,000	268,910
ING Groep N.V.
4.10%, 10/02/23	400,000	433,640
3.55%, 04/09/24	400,000	430,816
JPMorgan Chase & Co.
3.25%, 09/23/22	550,000	573,545
2.97%, 01/15/23 (a)	350,000	357,077
3.20%, 01/25/23	375,000	394,144
3.21%, 04/01/23 (a)(b)	500,000	513,665
2.78%, 04/25/23 (a)(b)	625,000	640,287
3.38%, 05/01/23	300,000	317,547
2.70%, 05/18/23 (a)	375,000	391,249
3.88%, 02/01/24	500,000	545,375
0.70%, 03/16/24 (a)(b)	600,000	602,472
3.56%, 04/23/24 (a)(b)	250,000	264,995
3.63%, 05/13/24	250,000	272,635
1.51%, 06/01/24 (a)(b)	300,000	306,252
3.80%, 07/23/24 (a)(b)	565,000	605,335
3.88%, 09/10/24	400,000	438,396
0.65%, 09/16/24 (a)(b)	100,000	100,155
4.02%, 12/05/24 (a)(b)	250,000	271,325
3.13%, 01/23/25 (a)	650,000	696,650
0.56%, 02/16/25 (a)(b)	400,000	397,144
3.22%, 03/01/25 (a)(b)	700,000	746,669
3.90%, 07/15/25 (a)	500,000	552,110
2.30%, 10/15/25 (a)(b)	555,000	578,926
2.01%, 03/13/26 (a)(b)	500,000	514,085
2.08%, 04/22/26 (a)(b)	675,000	693,866
1.05%, 11/19/26 (a)(b)	500,000	489,210
3.96%, 01/29/27 (a)(b)	300,000	331,959
1.04%, 02/04/27 (a)(b)	200,000	195,142
Security Rate, Maturity Date	Face Amount ($)	Value ($)
KeyBank NA
2.30%, 09/14/22	250,000	256,900
3.38%, 03/07/23	250,000	264,058
1.25%, 03/10/23	500,000	508,540
3.30%, 06/01/25	250,000	271,615
Lloyds Bank PLC
2.25%, 08/14/22	300,000	307,569
Lloyds Banking Group PLC
1.33%, 06/15/23 (a)(b)	200,000	201,942
4.05%, 08/16/23	600,000	647,646
2.91%, 11/07/23 (a)(b)	450,000	465,939
3.90%, 03/12/24	400,000	434,444
4.50%, 11/04/24	400,000	444,024
4.45%, 05/08/25	200,000	223,438
3.87%, 07/09/25 (a)(b)	200,000	217,722
4.58%, 12/10/25	200,000	223,138
2.44%, 02/05/26 (a)(b)	250,000	259,578
4.65%, 03/24/26	250,000	280,242
M&T Bank Corp.
3.55%, 07/26/23 (a)	50,000	53,555
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	255,708
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	625,000	642,350
2.67%, 07/25/22	350,000	360,073
3.46%, 03/02/23	125,000	131,858
3.76%, 07/26/23	200,000	214,354
2.53%, 09/13/23	400,000	418,448
3.41%, 03/07/24	450,000	482,899
2.80%, 07/18/24	250,000	265,220
0.85%, 09/15/24 (a)(b)	200,000	200,260
2.19%, 02/25/25	400,000	412,096
3.78%, 03/02/25	100,000	109,440
1.41%, 07/17/25	450,000	449,073
3.85%, 03/01/26	550,000	608,575
Mizuho Financial Group, Inc.
3.55%, 03/05/23	250,000	264,488
2.72%, 07/16/23 (a)(b)	200,000	205,526
1.24%, 07/10/24 (a)(b)	200,000	202,150
3.92%, 09/11/24 (a)(b)	250,000	268,692
2.84%, 07/16/25 (a)(b)	400,000	423,308
2.56%, 09/13/25 (a)(b)	250,000	261,855
Morgan Stanley
2.75%, 05/19/22	325,000	333,788
4.88%, 11/01/22	550,000	586,888
3.13%, 01/23/23	550,000	576,119
3.75%, 02/25/23	440,000	466,792
4.10%, 05/22/23	650,000	695,428
0.56%, 11/10/23 (a)(b)	400,000	400,432
0.53%, 01/25/24 (a)(b)	250,000	249,623
3.74%, 04/24/24 (a)(b)	200,000	212,642
3.88%, 04/29/24	550,000	601,117
3.70%, 10/23/24	675,000	739,516
2.72%, 07/22/25 (a)(b)	485,000	511,651
4.00%, 07/23/25	650,000	721,896
0.86%, 10/21/25 (a)(b)	200,000	198,894
5.00%, 11/24/25	500,000	575,090
3.88%, 01/27/26	775,000	862,304
2.19%, 04/28/26 (a)(b)	400,000	413,544
0.99%, 12/10/26 (a)(b)	600,000	585,990
MUFG Americas Holdings Corp.
3.50%, 06/18/22	200,000	207,358
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	256,463
2.10%, 12/09/22 (a)	250,000	256,900

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
National Australia Bank Ltd.
1.88%, 12/13/22	250,000	256,578
3.00%, 01/20/23	250,000	261,798
2.88%, 04/12/23	250,000	262,675
3.38%, 01/14/26	250,000	273,370
National Bank of Canada
2.10%, 02/01/23	250,000	257,025
Natwest Group PLC
3.50%, 05/15/23 (a)(b)	400,000	412,304
3.88%, 09/12/23	800,000	858,280
6.00%, 12/19/23	500,000	564,515
5.13%, 05/28/24	200,000	222,664
4.27%, 03/22/25 (a)(b)	200,000	218,342
3.75%, 11/01/29 (a)(b)	200,000	212,746
Northern Trust Corp.
3.95%, 10/30/25	225,000	251,451
People's United Financial, Inc.
3.65%, 12/06/22 (a)	250,000	260,828
PNC Bank NA
2.45%, 07/28/22 (a)	250,000	256,630
2.70%, 11/01/22 (a)	500,000	517,125
3.50%, 06/08/23 (a)	250,000	266,163
3.80%, 07/25/23 (a)	250,000	268,243
2.95%, 02/23/25 (a)	250,000	267,135
PNC Financial Services Group, Inc.
2.85%, 11/09/22	250,000	259,833
3.50%, 01/23/24 (a)	275,000	296,557
3.90%, 04/29/24 (a)	290,000	316,845
2.20%, 11/01/24 (a)	100,000	105,123
Regions Financial Corp.
3.80%, 08/14/23 (a)	200,000	214,704
2.25%, 05/18/25 (a)	200,000	207,726
Royal Bank of Canada
2.80%, 04/29/22	200,000	205,500
1.95%, 01/17/23	250,000	256,993
1.60%, 04/17/23	200,000	204,786
3.70%, 10/05/23	245,000	264,166
0.50%, 10/26/23	275,000	275,126
0.43%, 01/19/24	350,000	347,879
2.55%, 07/16/24	170,000	179,576
2.25%, 11/01/24	450,000	472,023
1.15%, 06/10/25	250,000	250,003
0.88%, 01/20/26	300,000	294,117
4.65%, 01/27/26	250,000	286,385
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	450,000	469,206
3.50%, 06/07/24 (a)	175,000	187,206
4.50%, 07/17/25 (a)	300,000	332,028
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	204,488
3.37%, 01/05/24 (a)(b)	400,000	418,256
4.80%, 11/15/24 (a)(b)	200,000	219,866
1.09%, 03/15/25 (a)(b)	300,000	300,336
1.53%, 08/21/26 (a)(b)	200,000	198,464
Santander UK PLC
4.00%, 03/13/24	400,000	437,032
State Street Corp.
2.65%, 05/15/23 (a)(b)	13,000	13,333
3.10%, 05/15/23	320,000	338,259
3.70%, 11/20/23	50,000	54,329
3.78%, 12/03/24 (a)(b)	200,000	216,802
3.30%, 12/16/24	100,000	109,235
3.55%, 08/18/25	325,000	357,727
2.35%, 11/01/25 (a)(b)	350,000	368,350
2.90%, 03/30/26 (a)(b)	125,000	133,290
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	400,000	431,176
3.40%, 07/11/24	250,000	270,482
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	600,000	618,030
2.78%, 10/18/22	100,000	103,511
3.10%, 01/17/23	200,000	209,410
3.75%, 07/19/23	250,000	268,013
3.94%, 10/16/23	250,000	270,850
0.51%, 01/12/24	200,000	199,288
2.70%, 07/16/24	400,000	423,048
2.45%, 09/27/24	250,000	262,363
2.35%, 01/15/25	200,000	207,666
1.47%, 07/08/25	400,000	400,896
0.95%, 01/12/26	200,000	194,716
3.78%, 03/09/26	350,000	385,700
SVB Financial Group
3.50%, 01/29/25	50,000	54,035
Synchrony Financial
2.85%, 07/25/22 (a)	225,000	231,059
4.38%, 03/19/24 (a)	225,000	244,976
4.25%, 08/15/24 (a)	350,000	381,066
Synovus Financial Corp.
3.13%, 11/01/22 (a)	100,000	103,431
Toronto-Dominion Bank
1.90%, 12/01/22	300,000	307,839
0.25%, 01/06/23	150,000	149,751
0.75%, 06/12/23	350,000	352,516
3.50%, 07/19/23	350,000	375,070
0.45%, 09/11/23	300,000	299,772
0.55%, 03/04/24	250,000	249,708
3.25%, 03/11/24	150,000	161,442
2.65%, 06/12/24	350,000	371,420
1.15%, 06/12/25	200,000	200,128
0.75%, 09/11/25	75,000	73,544
0.75%, 01/06/26	50,000	48,823
Truist Bank
2.80%, 05/17/22 (a)	250,000	256,503
2.45%, 08/01/22 (a)	150,000	154,086
1.25%, 03/09/23 (a)	250,000	254,445
3.69%, 08/02/24 (a)(b)	50,000	53,464
2.15%, 12/06/24 (a)	250,000	262,040
1.50%, 03/10/25 (a)	250,000	254,413
4.05%, 11/03/25 (a)	250,000	279,620
Truist Financial Corp.
2.75%, 04/01/22 (a)	350,000	357,962
3.05%, 06/20/22 (a)	300,000	309,357
2.20%, 03/16/23 (a)	300,000	310,128
3.75%, 12/06/23 (a)	100,000	108,406
2.50%, 08/01/24 (a)	475,000	500,645
2.85%, 10/26/24 (a)	325,000	347,448
4.00%, 05/01/25 (a)	575,000	635,904
3.70%, 06/05/25 (a)	50,000	54,873
1.20%, 08/05/25 (a)	100,000	99,929
1.27%, 03/02/27 (a)(b)	100,000	98,977
US Bancorp
2.95%, 07/15/22 (a)	125,000	129,000
3.70%, 01/30/24 (a)	30,000	32,577
3.38%, 02/05/24 (a)	255,000	274,915
2.40%, 07/30/24 (a)	300,000	316,872
3.60%, 09/11/24 (a)	150,000	164,058
1.45%, 05/12/25 (a)	300,000	304,746
3.95%, 11/17/25 (a)	300,000	335,850
US Bank NA
1.95%, 01/09/23 (a)	250,000	256,833
3.40%, 07/24/23 (a)	250,000	267,065

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.05%, 01/21/25 (a)	250,000	259,465
2.80%, 01/27/25 (a)	250,000	266,313
Wells Fargo & Co.
2.63%, 07/22/22	425,000	437,571
3.45%, 02/13/23	305,000	321,378
4.13%, 08/15/23	325,000	351,676
4.48%, 01/16/24	250,000	275,770
3.75%, 01/24/24 (a)	625,000	676,131
1.65%, 06/02/24 (a)(b)	600,000	613,482
3.30%, 09/09/24	575,000	621,155
3.00%, 02/19/25	350,000	373,128
3.55%, 09/29/25	400,000	436,600
2.41%, 10/30/25 (a)(b)	870,000	909,211
2.16%, 02/11/26 (a)(b)	440,000	454,133
2.19%, 04/30/26 (a)(b)	700,000	722,589
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	500,000	535,285
Westpac Banking Corp.
2.75%, 01/11/23	325,000	338,708
2.00%, 01/13/23	230,000	236,838
3.65%, 05/15/23	218,000	232,846
3.30%, 02/26/24	500,000	538,680
2.35%, 02/19/25	175,000	183,199
2.89%, 02/04/30 (a)(b)	150,000	154,623
		143,192,931
Brokerage/Asset Managers/Exchanges 1.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	50,000	54,875
3.50%, 08/01/25	75,000	81,406
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	272,190
3.70%, 10/15/24	200,000	219,648
3.00%, 04/02/25 (a)	100,000	106,740
BGC Partners, Inc.
5.38%, 07/24/23	50,000	54,354
3.75%, 10/01/24 (a)	300,000	314,913
BlackRock, Inc.
3.38%, 06/01/22	150,000	155,466
3.50%, 03/18/24	210,000	229,377
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	265,000	290,257
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	75,000	81,565
CME Group, Inc.
3.00%, 03/15/25 (a)	50,000	53,567
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	20,000	20,651
Eaton Vance Corp.
3.63%, 06/15/23	150,000	159,975
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	53,127
Intercontinental Exchange, Inc.
0.70%, 06/15/23	200,000	200,678
3.45%, 09/21/23 (a)	250,000	267,020
4.00%, 10/15/23	300,000	325,413
3.75%, 12/01/25 (a)	250,000	274,997
Invesco Finance PLC
3.13%, 11/30/22	50,000	52,233
4.00%, 01/30/24	25,000	27,352
3.75%, 01/15/26	100,000	109,989
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	95,000	103,207
Jefferies Group LLC
5.13%, 01/20/23	350,000	377,776
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lazard Group LLC
3.75%, 02/13/25	50,000	54,447
Nasdaq, Inc.
0.45%, 12/21/22 (a)	175,000	175,086
4.25%, 06/01/24 (a)	150,000	164,661
Nomura Holdings, Inc.
1.85%, 07/16/25	600,000	599,094
Stifel Financial Corp.
4.25%, 07/18/24	215,000	238,368
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)(c)	100,000	102,211
3.75%, 04/01/24 (a)(c)	55,000	59,853
3.63%, 04/01/25 (a)(c)	50,000	54,592
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(c)	150,000	156,070
3.55%, 02/01/24 (a)(c)	10,000	10,838
4.20%, 03/24/25 (a)(c)	100,000	111,855
3.85%, 05/21/25 (a)(c)	50,000	55,317
3.45%, 02/13/26 (a)(c)	30,000	32,936
		5,702,104
Finance Companies 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (a)	200,000	205,440
3.30%, 01/23/23 (a)	250,000	259,162
4.50%, 09/15/23 (a)	150,000	161,473
4.88%, 01/16/24 (a)	150,000	163,267
2.88%, 08/14/24 (a)	150,000	155,454
3.50%, 01/15/25 (a)	150,000	157,540
6.50%, 07/15/25 (a)	450,000	525,123
1.75%, 01/30/26 (a)	200,000	194,434
Air Lease Corp.
2.63%, 07/01/22 (a)	200,000	204,466
2.75%, 01/15/23 (a)	250,000	258,077
3.00%, 09/15/23 (a)	305,000	318,914
4.25%, 02/01/24 (a)	400,000	434,100
2.30%, 02/01/25 (a)	225,000	229,970
3.25%, 03/01/25 (a)	100,000	105,169
3.38%, 07/01/25 (a)	300,000	317,238
2.88%, 01/15/26 (a)	50,000	51,800
Aircastle Ltd.
5.00%, 04/01/23	100,000	106,675
4.40%, 09/25/23 (a)	125,000	133,502
4.13%, 05/01/24 (a)	50,000	53,008
Ares Capital Corp.
3.50%, 02/10/23 (a)	160,000	166,885
4.20%, 06/10/24 (a)	110,000	118,777
4.25%, 03/01/25 (a)	270,000	289,834
3.25%, 07/15/25 (a)	250,000	258,155
3.88%, 01/15/26 (a)	100,000	105,589
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	200,000	206,798
4.63%, 07/15/24 (a)	25,000	26,590
4.13%, 02/01/25 (a)	60,000	61,784
3.40%, 01/15/26 (a)	200,000	198,442
GATX Corp.
4.35%, 02/15/24 (a)	25,000	27,406
3.25%, 03/30/25 (a)	50,000	53,185
GE Capital Funding LLC
3.45%, 05/15/25 (a)(d)	250,000	270,415
GE Capital International Funding Co.
3.37%, 11/15/25	400,000	433,752
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	135,000	142,767
2.88%, 01/15/26 (a)	150,000	152,004

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	25,000	25,880
International Lease Finance Corp.
5.88%, 08/15/22	145,000	154,915
Main Street Capital Corp.
5.20%, 05/01/24	100,000	107,759
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	113,120
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	27,265
4.00%, 03/30/25 (a)	30,000	31,604
3.75%, 07/22/25 (a)	25,000	26,011
4.25%, 01/15/26 (a)	200,000	209,918
Prospect Capital Corp.
3.71%, 01/22/26 (a)	100,000	98,783
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	99,634
		7,442,084
Financial Other 0.1%
Blackstone Secured Lending Fund
3.65%, 07/14/23 (d)	175,000	182,677
3.63%, 01/15/26 (a)(d)	150,000	155,239
ORIX Corp.
2.90%, 07/18/22	75,000	77,354
4.05%, 01/16/24	25,000	27,213
3.25%, 12/04/24	50,000	54,053
		496,536
Insurance 3.4%
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	25,755
2.80%, 06/15/23 (a)	400,000	417,396
3.50%, 11/15/24 (a)	225,000	243,259
Aflac, Inc.
3.63%, 06/15/23	25,000	26,793
3.63%, 11/15/24	175,000	192,822
3.25%, 03/17/25	50,000	53,940
1.13%, 03/15/26 (a)	200,000	198,558
Allstate Corp.
3.15%, 06/15/23	335,000	355,257
0.75%, 12/15/25 (a)	225,000	221,310
American International Group, Inc.
4.88%, 06/01/22	571,000	599,653
4.13%, 02/15/24	250,000	273,807
2.50%, 06/30/25 (a)	150,000	157,118
3.75%, 07/10/25 (a)	250,000	274,255
Anthem, Inc.
3.13%, 05/15/22	100,000	103,082
2.95%, 12/01/22 (a)	100,000	103,963
3.30%, 01/15/23	200,000	210,082
0.45%, 03/15/23	150,000	150,183
3.50%, 08/15/24 (a)	150,000	162,239
3.35%, 12/01/24 (a)	75,000	81,219
2.38%, 01/15/25 (a)	175,000	183,088
1.50%, 03/15/26 (a)	250,000	250,360
Aon Corp.
2.20%, 11/15/22	125,000	128,523
Aon PLC
4.00%, 11/27/23 (a)	175,000	189,182
3.50%, 06/14/24 (a)	200,000	215,308
3.88%, 12/15/25 (a)	100,000	110,644
Assurant, Inc.
4.20%, 09/27/23 (a)	250,000	270,612
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	50,000	56,247
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	25,000	25,770
Berkshire Hathaway, Inc.
3.00%, 02/11/23	300,000	314,670
2.75%, 03/15/23 (a)	325,000	339,462
3.13%, 03/15/26 (a)	650,000	707,733
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	77,046
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	75,000	77,626
2.70%, 03/13/23	200,000	208,984
3.35%, 05/15/24	225,000	242,617
3.15%, 03/15/25	50,000	53,980
CNA Financial Corp.
3.95%, 05/15/24 (a)	25,000	27,171
4.50%, 03/01/26 (a)	100,000	113,278
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	227,180
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	16,000	17,022
Fidelity National Financial, Inc.
5.50%, 09/01/22	200,000	213,628
First American Financial Corp.
4.60%, 11/15/24	100,000	111,458
Globe Life, Inc.
3.80%, 09/15/22	100,000	104,675
Humana, Inc.
3.15%, 12/01/22 (a)	175,000	181,543
2.90%, 12/15/22 (a)	250,000	259,250
3.85%, 10/01/24 (a)	75,000	81,962
4.50%, 04/01/25 (a)	100,000	112,346
Kemper Corp.
4.35%, 02/15/25 (a)	320,000	349,603
Lincoln National Corp.
4.00%, 09/01/23	150,000	162,303
Loews Corp.
2.63%, 05/15/23 (a)	150,000	155,913
Manulife Financial Corp.
4.15%, 03/04/26	100,000	112,620
Markel Corp.
4.90%, 07/01/22	10,000	10,531
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	15,000	15,774
3.88%, 03/15/24 (a)	210,000	230,185
3.50%, 06/03/24 (a)	30,000	32,374
3.50%, 03/10/25 (a)	100,000	108,985
MetLife, Inc.
3.05%, 12/15/22	170,000	177,616
4.37%, 09/15/23	25,000	27,331
3.60%, 04/10/24	275,000	299,115
3.00%, 03/01/25	250,000	268,395
3.60%, 11/13/25 (a)	50,000	55,077
Old Republic International Corp.
4.88%, 10/01/24 (a)	125,000	140,878
Primerica, Inc.
4.75%, 07/15/22	175,000	184,182
Principal Financial Group, Inc.
3.13%, 05/15/23	150,000	158,406
3.40%, 05/15/25 (a)	50,000	54,172
Prudential Financial, Inc.
3.50%, 05/15/24	275,000	299,799
1.50%, 03/10/26 (a)	150,000	151,598

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.88%, 09/15/42 (a)(b)	375,000	396,607
5.63%, 06/15/43 (a)(b)	80,000	85,730
5.20%, 03/15/44 (a)(b)	100,000	106,743
5.38%, 05/15/45 (a)(b)	100,000	109,804
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	109,750
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	20,000	21,646
Swiss Re America Holding Corp.
7.00%, 02/15/26	175,000	219,373
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	168,934
UnitedHealth Group, Inc.
3.35%, 07/15/22	300,000	311,751
2.38%, 10/15/22	50,000	51,618
2.75%, 02/15/23 (a)	100,000	103,854
2.88%, 03/15/23	400,000	419,608
3.50%, 06/15/23	100,000	106,758
3.50%, 02/15/24	50,000	54,188
2.38%, 08/15/24	125,000	131,795
3.75%, 07/15/25	300,000	332,517
3.70%, 12/15/25	200,000	222,706
1.25%, 01/15/26	100,000	100,228
Unum Group
4.00%, 03/15/24	100,000	108,769
4.50%, 03/15/25 (a)	75,000	83,842
Voya Financial, Inc.
3.13%, 07/15/24 (a)	100,000	107,509
5.65%, 05/15/53 (a)(b)	70,000	74,804
Willis North America, Inc.
3.60%, 05/15/24 (a)	225,000	242,795
XLIT Ltd.
4.45%, 03/31/25	15,000	16,736
		15,434,978
REITs 2.3%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	162,912
4.30%, 01/15/26 (a)	200,000	224,680
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	26,444
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	109,108
3.50%, 11/15/24 (a)	75,000	81,718
3.45%, 06/01/25 (a)	75,000	81,585
3.50%, 11/15/25 (a)	250,000	273,720
Boston Properties LP
3.13%, 09/01/23 (a)	350,000	368,420
3.80%, 02/01/24 (a)	125,000	134,809
3.20%, 01/15/25 (a)	70,000	74,807
3.65%, 02/01/26 (a)	350,000	382,452
Brandywine Operating Partnership LP
3.95%, 02/15/23 (a)	25,000	26,107
Brixmor Operating Partnership LP
3.25%, 09/15/23 (a)	150,000	158,882
3.85%, 02/01/25 (a)	20,000	21,649
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	20,000	21,109
Corporate Office Properties LP
5.00%, 07/01/25 (a)	150,000	169,120
2.25%, 03/15/26 (a)	100,000	101,959
CubeSmart LP
4.38%, 12/15/23 (a)	10,000	10,888
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	220,000	232,533
Digital Realty Trust LP
4.75%, 10/01/25 (a)	150,000	170,713
Duke Realty LP
3.75%, 12/01/24 (a)	250,000	273,552
ERP Operating LP
3.00%, 04/15/23 (a)	125,000	130,618
Essex Portfolio LP
3.25%, 05/01/23 (a)	25,000	26,201
3.88%, 05/01/24 (a)	200,000	216,868
3.50%, 04/01/25 (a)	15,000	16,214
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	150,000	162,125
1.25%, 02/15/26 (a)	100,000	98,796
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	26,906
4.00%, 06/01/25 (a)	225,000	248,800
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	320,000	338,102
3.88%, 04/01/24 (a)	15,000	15,906
Kilroy Realty LP
3.80%, 01/15/23 (a)	25,000	26,095
3.45%, 12/15/24 (a)	125,000	133,741
Kimco Realty Corp.
3.40%, 11/01/22 (a)	150,000	156,297
3.13%, 06/01/23 (a)	175,000	183,459
2.70%, 03/01/24 (a)	150,000	157,619
3.30%, 02/01/25 (a)	25,000	26,798
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	43,230
3.75%, 06/15/24 (a)	200,000	216,514
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	130,000	141,315
Office Properties Income Trust
4.00%, 07/15/22 (a)	50,000	51,290
4.25%, 05/15/24 (a)	50,000	52,667
4.50%, 02/01/25 (a)	200,000	211,568
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	70,000	75,201
4.50%, 01/15/25 (a)	25,000	27,151
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	200,000	208,374
4.45%, 03/15/24 (a)	25,000	27,010
Public Storage
2.37%, 09/15/22 (a)	50,000	51,378
0.88%, 02/15/26 (a)	125,000	122,345
Realty Income Corp.
4.65%, 08/01/23 (a)	150,000	162,788
3.88%, 07/15/24 (a)	200,000	218,220
0.75%, 03/15/26 (a)	75,000	72,312
Sabra Health Care LP
4.80%, 06/01/24 (a)	110,000	120,150
Simon Property Group LP
2.63%, 06/15/22 (a)	25,000	25,515
2.75%, 02/01/23 (a)	100,000	103,622
2.75%, 06/01/23 (a)	50,000	52,165
3.75%, 02/01/24 (a)	200,000	215,682
2.00%, 09/13/24 (a)	150,000	155,310
3.38%, 10/01/24 (a)	225,000	242,219
3.50%, 09/01/25 (a)	300,000	325,752
3.30%, 01/15/26 (a)	200,000	214,342
SITE Centers Corp.
3.63%, 02/01/25 (a)	100,000	104,494

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	20,000	20,736
Ventas Realty LP
3.13%, 06/15/23 (a)	200,000	209,454
3.50%, 04/15/24 (a)	250,000	269,617
3.75%, 05/01/24 (a)	35,000	37,796
2.65%, 01/15/25 (a)	10,000	10,461
4.13%, 01/15/26 (a)	250,000	280,345
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	75,000	82,107
4.63%, 11/01/25 (a)	250,000	282,382
Vornado Realty LP
3.50%, 01/15/25 (a)	50,000	52,852
Welltower, Inc.
3.75%, 03/15/23 (a)	120,000	126,632
4.50%, 01/15/24 (a)	25,000	27,384
3.63%, 03/15/24 (a)	280,000	302,212
4.00%, 06/01/25 (a)	200,000	220,190
WP Carey, Inc.
4.60%, 04/01/24 (a)	25,000	27,546
		10,262,040
		182,530,673

Industrial 52.6%
Basic Industry 2.0%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	108,164
1.50%, 10/15/25 (a)	100,000	101,608
Albemarle Corp.
4.15%, 12/01/24 (a)	70,000	77,118
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	200,000	216,886
Celanese US Holdings LLC
4.63%, 11/15/22	200,000	212,256
3.50%, 05/08/24 (a)	200,000	214,544
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	217,586
Domtar Corp.
4.40%, 04/01/22 (a)	50,000	51,440
Dow Chemical Co.
3.50%, 10/01/24 (a)	150,000	162,079
4.55%, 11/30/25 (a)	250,000	283,625
DuPont de Nemours, Inc.
2.17%, 05/01/23	600,000	602,946
4.21%, 11/15/23 (a)	750,000	814,552
4.49%, 11/15/25 (a)	50,000	56,631
Eastman Chemical Co.
3.60%, 08/15/22 (a)	150,000	155,389
3.80%, 03/15/25 (a)	50,000	54,408
Ecolab, Inc.
2.38%, 08/10/22 (a)	50,000	51,280
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	75,000	76,405
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50,000	55,535
4.00%, 01/14/25 (a)	50,000	53,592
Georgia-Pacific LLC
8.00%, 01/15/24	115,000	138,262
Huntsman International LLC
5.13%, 11/15/22 (a)	200,000	211,146
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	120,000	125,778
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinross Gold Corp.
5.95%, 03/15/24 (a)	125,000	140,753
Linde, Inc.
2.20%, 08/15/22 (a)	200,000	204,298
2.70%, 02/21/23 (a)	20,000	20,754
2.65%, 02/05/25 (a)	15,000	15,876
3.20%, 01/30/26 (a)	225,000	245,997
LYB International Finance BV
4.00%, 07/15/23	200,000	215,170
LYB International Finance III LLC
2.88%, 05/01/25 (a)	125,000	132,186
1.25%, 10/01/25 (a)	150,000	148,304
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	226,062
Mosaic Co.
3.25%, 11/15/22 (a)	235,000	244,421
4.25%, 11/15/23 (a)	225,000	243,130
NewMarket Corp.
4.10%, 12/15/22	20,000	21,132
Nucor Corp.
4.00%, 08/01/23 (a)	250,000	267,600
2.00%, 06/01/25 (a)	100,000	102,911
Nutrien Ltd.
3.15%, 10/01/22 (a)	50,000	51,615
1.90%, 05/13/23	100,000	102,655
3.50%, 06/01/23 (a)	225,000	237,240
3.00%, 04/01/25 (a)	150,000	159,426
Packaging Corp. of America
3.65%, 09/15/24 (a)	250,000	272,327
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	104,754
2.40%, 08/15/24 (a)	75,000	78,599
1.20%, 03/15/26 (a)	300,000	295,005
Rayonier, Inc.
3.75%, 04/01/22 (a)	100,000	102,461
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	140,000	149,362
1.30%, 08/15/25 (a)	200,000	198,098
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	100,000	109,786
Southern Copper Corp.
3.50%, 11/08/22	25,000	26,154
3.88%, 04/23/25	175,000	192,276
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	50,000	53,036
2.40%, 06/15/25 (a)	100,000	104,393
WestRock RKT LLC
4.00%, 03/01/23 (a)	35,000	36,905
WRKCo, Inc.
3.00%, 09/15/24 (a)	200,000	213,468
3.75%, 03/15/25 (a)	100,000	109,176
4.65%, 03/15/26 (a)	150,000	170,575
		9,037,135
Capital Goods 5.8%
3M Co.
1.75%, 02/14/23 (a)	50,000	51,354
2.25%, 03/15/23 (a)	175,000	181,491
3.25%, 02/14/24 (a)	250,000	269,207
2.00%, 02/14/25 (a)	320,000	332,640
2.65%, 04/15/25 (a)	50,000	53,148
3.00%, 08/07/25	50,000	54,069
ABB Finance USA, Inc.
2.88%, 05/08/22	275,000	282,780

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	50,000	53,117
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	26,694
2.05%, 03/01/25 (a)	150,000	154,832
Berry Global, Inc.
0.95%, 02/15/24 (a)(d)	250,000	248,970
1.57%, 01/15/26 (a)(d)	100,000	98,534
Boeing Co.
2.70%, 05/01/22	350,000	357,518
1.17%, 02/04/23 (a)	200,000	200,904
2.80%, 03/01/23 (a)	15,000	15,540
4.51%, 05/01/23 (a)	275,000	294,775
1.88%, 06/15/23 (a)	250,000	255,017
1.95%, 02/01/24	75,000	76,910
1.43%, 02/04/24 (a)	250,000	250,462
2.80%, 03/01/24 (a)	175,000	182,969
2.85%, 10/30/24 (a)	300,000	315,057
4.88%, 05/01/25 (a)	800,000	891,888
2.20%, 02/04/26 (a)	1,250,000	1,247,050
Carlisle Cos., Inc.
3.75%, 11/15/22 (a)	50,000	52,158
3.50%, 12/01/24 (a)	179,000	194,254
Carrier Global Corp.
2.24%, 02/15/25 (a)	255,000	264,404
Caterpillar Financial Services Corp.
2.85%, 06/01/22	200,000	206,106
2.40%, 06/06/22	250,000	256,170
1.95%, 11/18/22	230,000	236,189
2.55%, 11/29/22	30,000	31,115
2.63%, 03/01/23	250,000	260,812
3.45%, 05/15/23	100,000	106,484
0.65%, 07/07/23	350,000	352,051
0.45%, 09/14/23	150,000	150,099
3.75%, 11/24/23	320,000	348,176
2.85%, 05/17/24	25,000	26,706
3.30%, 06/09/24	315,000	340,534
2.15%, 11/08/24	125,000	131,069
3.25%, 12/01/24	200,000	217,662
0.80%, 11/13/25	250,000	245,527
0.90%, 03/02/26	200,000	196,858
Caterpillar, Inc.
3.40%, 05/15/24 (a)	225,000	243,517
CNH Industrial Capital LLC
4.38%, 04/05/22	70,000	72,576
4.20%, 01/15/24	100,000	109,001
1.88%, 01/15/26 (a)	150,000	151,781
CNH Industrial NV
4.50%, 08/15/23	325,000	352,498
Deere & Co.
2.60%, 06/08/22 (a)	300,000	306,633
2.75%, 04/15/25 (a)	50,000	53,292
Dover Corp.
3.15%, 11/15/25 (a)	100,000	108,034
Eaton Corp.
2.75%, 11/02/22	100,000	103,786
Emerson Electric Co.
2.63%, 02/15/23 (a)	125,000	129,686
Flowserve Corp.
3.50%, 09/15/22 (a)	150,000	154,491
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	175,000	189,143
4.00%, 06/15/25 (a)	100,000	110,298
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Dynamics Corp.
3.38%, 05/15/23 (a)	200,000	212,466
2.38%, 11/15/24 (a)	250,000	264,205
3.25%, 04/01/25 (a)	200,000	216,746
General Electric Co.
3.10%, 01/09/23	265,000	276,941
3.38%, 03/11/24	350,000	376,785
3.45%, 05/15/24 (a)	200,000	215,020
5.55%, 01/05/26	150,000	178,062
Honeywell International, Inc.
2.15%, 08/08/22 (a)	60,000	61,409
0.48%, 08/19/22 (a)	400,000	400,344
2.30%, 08/15/24 (a)	100,000	105,846
1.35%, 06/01/25 (a)	175,000	177,614
Hubbell, Inc.
3.63%, 11/15/22	200,000	210,738
3.35%, 03/01/26 (a)	100,000	107,700
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	150,000	163,679
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	20,000	21,632
John Deere Capital Corp.
2.95%, 04/01/22	15,000	15,410
1.95%, 06/13/22	300,000	305,970
2.15%, 09/08/22	140,000	143,797
2.70%, 01/06/23	100,000	104,236
0.25%, 01/17/23	150,000	150,020
2.80%, 01/27/23	40,000	41,840
2.80%, 03/06/23	200,000	209,584
3.45%, 06/07/23	250,000	266,610
0.70%, 07/05/23	200,000	201,582
0.40%, 10/10/23	150,000	150,236
3.65%, 10/12/23	370,000	399,800
3.45%, 01/10/24	50,000	54,049
2.60%, 03/07/24	330,000	349,625
2.65%, 06/24/24	20,000	21,285
2.05%, 01/09/25	20,000	20,820
3.40%, 09/11/25	200,000	219,126
0.70%, 01/15/26	50,000	48,952
Johnson Controls International plc
3.90%, 02/14/26 (a)	200,000	221,600
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	200,000	213,708
3.95%, 05/28/24 (a)	160,000	173,896
3.83%, 04/27/25 (a)	175,000	191,926
Leggett & Platt, Inc.
3.40%, 08/15/22 (a)	150,000	154,380
3.80%, 11/15/24 (a)	50,000	54,026
Legrand France S.A.
8.50%, 02/15/25	170,000	215,516
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	99,596
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	270,000	282,226
2.90%, 03/01/25 (a)	100,000	107,001
3.55%, 01/15/26 (a)	200,000	220,924
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	164,530
Northrop Grumman Corp.
3.25%, 08/01/23	50,000	53,250
2.93%, 01/15/25 (a)	225,000	239,859
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	275,000	283,662
Owens Corning
4.20%, 12/01/24 (a)	200,000	220,990

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Parker-Hannifin Corp.
3.50%, 09/15/22	250,000	260,967
2.70%, 06/14/24 (a)	175,000	185,687
Precision Castparts Corp.
2.50%, 01/15/23 (a)	335,000	346,122
3.25%, 06/15/25 (a)	100,000	108,359
Raytheon Technologies Corp.
2.50%, 12/15/22 (a)(d)	325,000	334,422
3.70%, 12/15/23 (a)	425,000	457,202
3.20%, 03/15/24 (a)	100,000	106,843
3.95%, 08/16/25 (a)	250,000	277,972
Republic Services, Inc.
4.75%, 05/15/23 (a)	50,000	54,024
2.50%, 08/15/24 (a)	120,000	126,414
3.20%, 03/15/25 (a)	230,000	246,864
0.88%, 11/15/25 (a)	275,000	268,906
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	106,000
Roper Technologies, Inc.
0.45%, 08/15/22	200,000	199,988
3.13%, 11/15/22 (a)	75,000	77,740
3.65%, 09/15/23 (a)	225,000	241,209
2.35%, 09/15/24 (a)	75,000	78,499
1.00%, 09/15/25 (a)	175,000	172,251
3.85%, 12/15/25 (a)	150,000	165,787
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	100,000	109,884
4.00%, 03/15/60 (a)(b)	175,000	185,979
Teledyne Technologies, Inc.
0.65%, 04/01/23	100,000	99,970
0.95%, 04/01/24 (a)	100,000	99,634
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,886
3.88%, 03/01/25 (a)	200,000	216,506
Timken Co.
3.88%, 09/01/24 (a)	75,000	80,351
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	35,000	37,797
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	200,000	216,400
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	111,929
Waste Management, Inc.
2.90%, 09/15/22 (a)	10,000	10,312
2.40%, 05/15/23 (a)	80,000	82,961
3.50%, 05/15/24 (a)	150,000	162,275
3.13%, 03/01/25 (a)	150,000	161,340
0.75%, 11/15/25 (a)	250,000	244,952
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	200,000	217,626
3.20%, 06/15/25 (a)	100,000	106,245
WW Grainger, Inc.
1.85%, 02/15/25 (a)	140,000	144,319
		26,299,877
Communications 5.4%
America Movil S.A.B. de C.V.
3.13%, 07/16/22	450,000	464,850
American Tower Corp.
3.50%, 01/31/23	275,000	289,534
3.00%, 06/15/23	175,000	184,275
0.60%, 01/15/24	75,000	74,882
5.00%, 02/15/24	200,000	223,286
3.38%, 05/15/24 (a)	200,000	214,498
2.95%, 01/15/25 (a)	150,000	159,465
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 03/15/25 (a)	300,000	312,903
1.30%, 09/15/25 (a)	150,000	149,499
AT&T, Inc.
3.00%, 06/30/22 (a)	365,000	374,986
4.05%, 12/15/23	100,000	109,271
3.80%, 03/01/24 (a)	250,000	270,377
3.90%, 03/11/24 (a)	300,000	325,377
0.90%, 03/25/24 (a)	600,000	601,446
4.45%, 04/01/24 (a)	150,000	164,870
3.95%, 01/15/25 (a)	100,000	109,983
3.40%, 05/15/25 (a)	100,000	108,497
3.60%, 07/15/25 (a)	25,000	27,352
4.13%, 02/17/26 (a)	500,000	560,190
1.70%, 03/25/26 (a)	500,000	500,120
Bell Canada
0.75%, 03/17/24	175,000	174,851
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	219,190
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	280,000	298,262
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	725,000	756,182
4.50%, 02/01/24 (a)	310,000	339,382
4.91%, 07/23/25 (a)	1,000,000	1,135,250
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	470,000	539,659
Comcast Corp.
3.00%, 02/01/24 (a)	50,000	53,420
3.60%, 03/01/24	105,000	114,282
3.70%, 04/15/24 (a)	500,000	546,130
3.38%, 02/15/25 (a)	25,000	27,201
3.10%, 04/01/25 (a)	600,000	648,006
3.38%, 08/15/25 (a)	50,000	54,524
3.95%, 10/15/25 (a)	500,000	558,920
3.15%, 03/01/26 (a)	600,000	650,988
Crown Castle International Corp.
3.20%, 09/01/24 (a)	300,000	321,990
1.35%, 07/15/25 (a)	200,000	199,638
Discovery Communications LLC
2.95%, 03/20/23 (a)	219,000	228,824
3.80%, 03/13/24 (a)	100,000	107,826
3.90%, 11/15/24 (a)	225,000	246,150
3.95%, 06/15/25 (a)	100,000	109,399
4.90%, 03/11/26 (a)	200,000	227,990
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	100,000	115,451
Fox Corp.
4.03%, 01/25/24 (a)	250,000	271,567
3.05%, 04/07/25 (a)	220,000	234,586
Interpublic Group of Cos., Inc.
4.20%, 04/15/24	150,000	165,076
Moody's Corp.
4.50%, 09/01/22 (a)	100,000	104,844
2.63%, 01/15/23 (a)	200,000	207,384
4.88%, 02/15/24 (a)	200,000	221,514
3.75%, 03/24/25 (a)	100,000	109,555
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	400,000	414,136
3.65%, 11/01/24 (a)	150,000	163,170
RELX Capital, Inc.
3.50%, 03/16/23 (a)	150,000	158,051

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	20,816
4.10%, 10/01/23 (a)	150,000	161,612
3.63%, 12/15/25 (a)	100,000	109,231
S&P Global, Inc.
4.00%, 06/15/25 (a)	225,000	249,912
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(d)	400,000	431,596
1.50%, 02/15/26 (a)	300,000	297,420
TCI Communications, Inc.
7.88%, 02/15/26	50,000	64,983
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	135,000	146,544
Time Warner Entertainment Co. LP
8.38%, 03/15/23	350,000	401,488
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	200,000	206,600
3.15%, 09/17/25	150,000	162,371
3.00%, 02/13/26	150,000	161,664
Verizon Communications, Inc.
2.45%, 11/01/22 (a)	55,000	56,510
5.15%, 09/15/23	870,000	965,900
0.75%, 03/22/24	500,000	500,760
3.50%, 11/01/24 (a)	250,000	271,355
3.38%, 02/15/25	350,000	379,746
0.85%, 11/20/25 (a)	450,000	440,379
1.45%, 03/20/26 (a)	600,000	600,540
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	70,000	75,513
3.70%, 08/15/24 (a)	250,000	271,152
3.50%, 01/15/25 (a)	200,000	215,022
4.75%, 05/15/25 (a)	300,000	339,369
Vodafone Group PLC
2.50%, 09/26/22	100,000	102,920
2.95%, 02/19/23	125,000	130,565
3.75%, 01/16/24	205,000	222,650
4.13%, 05/30/25	150,000	167,652
Walt Disney Co.
1.65%, 09/01/22	240,000	244,510
3.00%, 09/15/22	200,000	207,816
1.75%, 08/30/24 (a)	250,000	257,992
3.70%, 09/15/24 (a)	200,000	219,082
3.35%, 03/24/25	350,000	380,096
3.70%, 10/15/25 (a)	225,000	247,934
1.75%, 01/13/26	200,000	204,548
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	210,640
WPP Finance 2010
3.63%, 09/07/22	100,000	104,380
3.75%, 09/19/24	270,000	295,145
		24,475,472
Consumer Cyclical 7.7%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	600,000	651,630
Amazon.com, Inc.
2.50%, 11/29/22 (a)	450,000	464,296
2.40%, 02/22/23 (a)	275,000	285,546
0.40%, 06/03/23	100,000	100,330
2.80%, 08/22/24 (a)	175,000	187,548
3.80%, 12/05/24 (a)	200,000	221,580
0.80%, 06/03/25 (a)	200,000	199,296
5.20%, 12/03/25 (a)	250,000	294,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Honda Finance Corp.
0.40%, 10/21/22	150,000	150,156
2.60%, 11/16/22	150,000	155,279
2.05%, 01/10/23	150,000	154,293
1.95%, 05/10/23	250,000	257,575
0.88%, 07/07/23	50,000	50,386
3.45%, 07/14/23	175,000	186,736
0.65%, 09/08/23	275,000	275,621
3.63%, 10/10/23	325,000	349,638
3.55%, 01/12/24	100,000	107,982
2.90%, 02/16/24	150,000	159,476
2.40%, 06/27/24	100,000	105,132
0.55%, 07/12/24	350,000	347,483
2.15%, 09/10/24	130,000	135,790
1.20%, 07/08/25	100,000	99,750
1.00%, 09/10/25	150,000	147,944
Aptiv Corp.
4.15%, 03/15/24 (a)	70,000	76,423
Aptiv PLC
4.25%, 01/15/26 (a)	150,000	168,902
AutoNation, Inc.
3.50%, 11/15/24 (a)	90,000	97,037
AutoZone, Inc.
3.70%, 04/15/22 (a)	225,000	230,762
3.13%, 04/18/24 (a)	200,000	213,368
3.25%, 04/15/25 (a)	15,000	16,086
3.63%, 04/15/25 (a)	290,000	316,094
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	56,018
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	275,000	299,879
4.10%, 04/13/25 (a)	135,000	150,660
BorgWarner, Inc.
3.38%, 03/15/25 (a)	60,000	64,970
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	50,000	51,056
2.75%, 05/18/24 (a)	30,000	32,085
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	16,106
0.75%, 09/01/25 (a)	200,000	196,834
Dollar General Corp.
3.25%, 04/15/23 (a)	225,000	236,941
4.15%, 11/01/25 (a)	100,000	111,845
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	245,000	260,339
DR Horton, Inc.
4.38%, 09/15/22 (a)	135,000	141,087
5.75%, 08/15/23 (a)	215,000	237,773
2.50%, 10/15/24 (a)	100,000	105,299
2.60%, 10/15/25 (a)	215,000	226,133
eBay, Inc.
2.75%, 01/30/23 (a)	150,000	156,177
3.45%, 08/01/24 (a)	120,000	129,434
1.90%, 03/11/25 (a)	100,000	102,709
Expedia Group, Inc.
3.60%, 12/15/23 (a)	150,000	159,381
4.50%, 08/15/24 (a)	170,000	185,846
5.00%, 02/15/26 (a)	200,000	225,638
General Motors Co.
4.88%, 10/02/23	375,000	411,060
5.40%, 10/02/23	350,000	388,048
4.00%, 04/01/25	230,000	250,983
6.13%, 10/01/25 (a)	300,000	353,682

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Motors Financial Co., Inc.
3.45%, 04/10/22 (a)	200,000	204,868
3.15%, 06/30/22 (a)	100,000	102,831
3.55%, 07/08/22	350,000	362,600
5.20%, 03/20/23	450,000	488,196
3.70%, 05/09/23 (a)	250,000	263,547
4.25%, 05/15/23	150,000	160,580
4.15%, 06/19/23 (a)	200,000	213,880
1.70%, 08/18/23	250,000	254,988
5.10%, 01/17/24 (a)	300,000	332,022
3.95%, 04/13/24 (a)	70,000	75,515
3.50%, 11/07/24 (a)	350,000	375,998
4.00%, 01/15/25 (a)	200,000	217,520
4.35%, 04/09/25 (a)	250,000	274,897
2.75%, 06/20/25 (a)	250,000	260,935
4.30%, 07/13/25 (a)	200,000	220,158
1.25%, 01/08/26 (a)	275,000	269,981
5.25%, 03/01/26 (a)	400,000	458,692
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	20,000	21,894
3.35%, 09/01/24 (a)	215,000	227,681
5.25%, 06/01/25 (a)	175,000	196,327
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	159,876
Home Depot, Inc.
2.63%, 06/01/22 (a)	280,000	286,964
2.70%, 04/01/23 (a)	365,000	380,012
3.75%, 02/15/24 (a)	40,000	43,376
3.35%, 09/15/25 (a)	350,000	382,959
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	125,000	130,796
5.38%, 04/23/25 (a)	40,000	44,897
4.85%, 03/15/26 (a)	125,000	138,929
IHS Markit Ltd.
4.13%, 08/01/23 (a)	50,000	53,714
3.63%, 05/01/24 (a)	75,000	80,643
Kohl's Corp.
3.25%, 02/01/23 (a)	50,000	52,103
9.50%, 05/15/25 (a)	100,000	129,962
4.25%, 07/17/25 (a)	200,000	219,184
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	417,364
2.90%, 06/25/25 (a)	250,000	256,778
Lennar Corp.
4.88%, 12/15/23 (a)	150,000	163,928
4.50%, 04/30/24 (a)	175,000	191,191
5.88%, 11/15/24 (a)	175,000	199,481
4.75%, 05/30/25 (a)	75,000	83,903
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	300,000	306,678
3.13%, 09/15/24 (a)	125,000	134,219
4.00%, 04/15/25 (a)	25,000	27,668
3.38%, 09/15/25 (a)	100,000	109,030
Magna International, Inc.
3.63%, 06/15/24 (a)	275,000	297,872
4.15%, 10/01/25 (a)	200,000	224,126
Marriott International, Inc.
4.15%, 12/01/23 (a)	250,000	269,010
3.60%, 04/15/24 (a)	15,000	15,995
5.75%, 05/01/25 (a)	150,000	171,986
3.75%, 10/01/25 (a)	200,000	214,240
McDonald's Corp.
3.35%, 04/01/23 (a)	450,000	474,277
3.38%, 05/26/25 (a)	50,000	54,253
3.30%, 07/01/25 (a)	425,000	460,547
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.45%, 09/01/25 (a)	50,000	50,541
3.70%, 01/30/26 (a)	100,000	110,345
NIKE, Inc.
2.25%, 05/01/23 (a)	250,000	258,578
2.40%, 03/27/25 (a)	80,000	84,281
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	103,932
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	15,000	15,571
3.85%, 06/15/23 (a)	200,000	212,734
3.55%, 03/15/26 (a)	150,000	164,052
PACCAR Financial Corp.
2.00%, 09/26/22	100,000	102,492
2.65%, 04/06/23	50,000	52,379
3.40%, 08/09/23	125,000	133,735
0.35%, 08/11/23	150,000	149,846
0.35%, 02/02/24	100,000	99,602
2.15%, 08/15/24	200,000	210,014
1.80%, 02/06/25	10,000	10,247
PVH Corp.
4.63%, 07/10/25 (a)(d)	225,000	248,069
Ralph Lauren Corp.
1.70%, 06/15/22	75,000	76,168
3.75%, 09/15/25 (a)	200,000	220,238
Ross Stores, Inc.
4.60%, 04/15/25 (a)	220,000	247,047
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	214,064
5.13%, 08/08/25 (a)	200,000	223,364
Starbucks Corp.
1.30%, 05/07/22	30,000	30,309
2.70%, 06/15/22 (a)	50,000	51,222
3.10%, 03/01/23 (a)	55,000	57,702
3.80%, 08/15/25 (a)	400,000	441,696
Stellantis N.V.
5.25%, 04/15/23	250,000	270,710
Tapestry, Inc.
3.00%, 07/15/22 (a)	215,000	219,797
4.25%, 04/01/25 (a)	150,000	162,621
Target Corp.
3.50%, 07/01/24	165,000	180,749
2.25%, 04/15/25 (a)	350,000	366,915
TJX Cos., Inc.
2.50%, 05/15/23 (a)	125,000	129,981
3.50%, 04/15/25 (a)	200,000	218,076
Toyota Motor Corp.
2.16%, 07/02/22	300,000	307,038
3.42%, 07/20/23	300,000	320,256
0.68%, 03/25/24 (a)	250,000	250,075
1.34%, 03/25/26 (a)	100,000	99,805
Toyota Motor Credit Corp.
2.65%, 04/12/22	200,000	204,740
2.15%, 09/08/22	100,000	102,642
0.35%, 10/14/22	250,000	250,165
2.63%, 01/10/23	100,000	103,962
2.70%, 01/11/23	100,000	104,110
2.90%, 03/30/23	450,000	472,261
0.50%, 08/14/23	100,000	100,093
1.35%, 08/25/23	350,000	357,406
3.45%, 09/20/23	750,000	804,427
2.90%, 04/17/24	250,000	266,592
1.80%, 02/13/25	25,000	25,702
3.00%, 04/01/25	400,000	429,028
0.80%, 10/16/25	300,000	295,056
0.80%, 01/09/26 (g)	250,000	245,225

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
VF Corp.
2.05%, 04/23/22	115,000	116,889
2.40%, 04/23/25 (a)	275,000	287,078
Walgreen Co.
3.10%, 09/15/22	250,000	259,677
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	390,000	424,971
Walmart, Inc.
2.35%, 12/15/22 (a)	175,000	180,994
2.55%, 04/11/23 (a)	250,000	260,272
3.40%, 06/26/23 (a)	400,000	426,644
3.30%, 04/22/24 (a)	275,000	296,524
2.85%, 07/08/24 (a)	500,000	536,830
2.65%, 12/15/24 (a)	315,000	337,362
3.55%, 06/26/25 (a)	25,000	27,574
		34,926,020
Consumer Non-Cyclical 12.6%
Abbott Laboratories
3.40%, 11/30/23 (a)	300,000	322,203
2.95%, 03/15/25 (a)	150,000	160,830
AbbVie, Inc.
3.25%, 10/01/22 (a)	425,000	439,429
2.90%, 11/06/22	450,000	466,843
3.20%, 11/06/22 (a)	250,000	259,435
2.30%, 11/21/22	650,000	668,811
2.85%, 05/14/23 (a)	350,000	365,386
3.75%, 11/14/23 (a)	175,000	188,566
3.85%, 06/15/24 (a)	200,000	217,550
2.60%, 11/21/24 (a)	900,000	949,977
3.80%, 03/15/25 (a)	600,000	656,520
3.60%, 05/14/25 (a)	650,000	708,058
Agilent Technologies, Inc.
3.20%, 10/01/22	200,000	207,112
Altria Group, Inc.
2.85%, 08/09/22	145,000	149,773
4.00%, 01/31/24	315,000	342,317
3.80%, 02/14/24 (a)	225,000	243,103
2.35%, 05/06/25 (a)	305,000	316,590
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	500,000	500,565
3.40%, 05/15/24 (a)	25,000	26,830
3.25%, 03/01/25 (a)	20,000	21,509
Amgen, Inc.
2.70%, 05/01/22 (a)	325,000	331,861
2.65%, 05/11/22 (a)	250,000	255,857
3.63%, 05/15/22 (a)	20,000	20,569
2.25%, 08/19/23 (a)	50,000	51,850
3.63%, 05/22/24 (a)	300,000	324,420
1.90%, 02/21/25 (a)	170,000	175,398
3.13%, 05/01/25 (a)	100,000	107,478
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	700,000	769,468
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	600,000	658,074
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	255,000	283,302
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	50,000	53,217
AstraZeneca PLC
3.50%, 08/17/23 (a)	75,000	79,988
3.38%, 11/16/25	450,000	490,576
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BAT Capital Corp.
2.76%, 08/15/22 (a)	100,000	102,956
3.22%, 08/15/24 (a)	550,000	586,679
2.79%, 09/06/24 (a)	200,000	211,074
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	346,391
Baxalta, Inc.
4.00%, 06/23/25 (a)	225,000	248,915
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	302,000	309,915
3.36%, 06/06/24 (a)	125,000	134,093
3.73%, 12/15/24 (a)	295,000	322,476
Biogen, Inc.
3.63%, 09/15/22	175,000	182,936
4.05%, 09/15/25 (a)	450,000	500,521
Boston Scientific Corp.
3.38%, 05/15/22	25,000	25,803
3.45%, 03/01/24 (a)	200,000	214,770
3.85%, 05/15/25	200,000	220,588
3.75%, 03/01/26 (a)	100,000	110,633
Bristol-Myers Squibb Co.
2.60%, 05/16/22	350,000	359,100
2.00%, 08/01/22	200,000	204,522
3.55%, 08/15/22	450,000	469,651
2.75%, 02/15/23 (a)	100,000	104,352
3.25%, 02/20/23 (a)	48,000	50,449
0.54%, 11/13/23 (a)	350,000	350,189
3.63%, 05/15/24 (a)	200,000	217,142
2.90%, 07/26/24 (a)	225,000	240,516
3.88%, 08/15/25 (a)	150,000	166,877
0.75%, 11/13/25 (a)	400,000	393,644
Brown-Forman Corp.
3.50%, 04/15/25 (a)	150,000	162,609
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	132,000	136,182
4.35%, 03/15/24 (a)	250,000	274,190
1.63%, 08/17/25 (a)	100,000	100,231
Campbell Soup Co.
2.50%, 08/02/22	50,000	51,377
3.65%, 03/15/23 (a)	90,000	95,349
3.30%, 03/19/25 (a)	50,000	53,657
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	220,000	225,232
3.20%, 03/15/23	100,000	105,051
3.08%, 06/15/24 (a)	250,000	266,085
3.50%, 11/15/24 (a)	120,000	130,404
3.75%, 09/15/25 (a)	25,000	27,424
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	50,000	51,281
Cigna Corp.
3.00%, 07/15/23 (a)	225,000	236,592
3.75%, 07/15/23 (a)	467,000	499,344
0.61%, 03/15/24 (a)	150,000	149,537
3.50%, 06/15/24 (a)	200,000	215,744
3.25%, 04/15/25 (a)	300,000	322,563
4.13%, 11/15/25 (a)	475,000	530,285
4.50%, 02/25/26 (a)	275,000	312,697
1.25%, 03/15/26 (a)	100,000	98,760
Clorox Co.
3.05%, 09/15/22 (a)	50,000	51,598
3.50%, 12/15/24 (a)	225,000	246,503
Coca-Cola Co.
3.20%, 11/01/23	250,000	268,435
1.75%, 09/06/24	200,000	208,016
2.95%, 03/25/25	200,000	215,788
2.88%, 10/27/25	250,000	270,760

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colgate-Palmolive Co.
2.25%, 11/15/22	15,000	15,503
2.10%, 05/01/23	25,000	25,942
3.25%, 03/15/24	175,000	189,439
CommonSpirit Health
2.95%, 11/01/22	150,000	155,531
1.55%, 10/01/25 (a)	275,000	276,691
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	10,000	10,410
4.30%, 05/01/24 (a)	75,000	82,748
4.60%, 11/01/25 (a)	325,000	369,678
Constellation Brands, Inc.
2.70%, 05/09/22 (a)	100,000	102,235
2.65%, 11/07/22 (a)	100,000	103,260
3.20%, 02/15/23 (a)	100,000	104,714
4.25%, 05/01/23	250,000	268,425
4.75%, 11/15/24	200,000	226,800
4.40%, 11/15/25 (a)	150,000	169,317
4.75%, 12/01/25	200,000	229,666
CVS Health Corp.
3.50%, 07/20/22 (a)	200,000	207,142
2.75%, 12/01/22 (a)	250,000	258,127
4.75%, 12/01/22 (a)	165,000	174,735
3.70%, 03/09/23 (a)	395,000	419,052
3.38%, 08/12/24 (a)	200,000	215,308
2.63%, 08/15/24 (a)	290,000	306,127
4.10%, 03/25/25 (a)	375,000	416,231
3.88%, 07/20/25 (a)	500,000	552,780
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	54,563
DH Europe Finance II Sarl
2.05%, 11/15/22	150,000	153,795
2.20%, 11/15/24 (a)	205,000	213,842
Diageo Capital PLC
2.63%, 04/29/23 (a)	150,000	156,384
2.13%, 10/24/24 (a)	200,000	209,042
1.38%, 09/29/25 (a)	400,000	403,520
Diageo Investment Corp.
2.88%, 05/11/22	150,000	154,431
Eli Lilly and Co.
2.35%, 05/15/22	250,000	255,777
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	156,783
General Mills, Inc.
2.60%, 10/12/22 (a)	50,000	51,582
3.70%, 10/17/23 (a)	225,000	241,722
3.65%, 02/15/24 (a)	250,000	270,952
4.00%, 04/17/25 (a)	100,000	110,395
Gilead Sciences, Inc.
3.25%, 09/01/22 (a)	455,000	470,752
0.75%, 09/29/23 (a)	350,000	350,493
3.70%, 04/01/24 (a)	195,000	210,356
3.50%, 02/01/25 (a)	400,000	433,744
3.65%, 03/01/26 (a)	300,000	329,907
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	200,000	205,522
2.88%, 06/01/22 (a)	135,000	138,750
0.53%, 10/01/23 (a)	350,000	350,801
3.00%, 06/01/24 (a)	350,000	374,475
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	325,000	340,460
3.38%, 05/15/23	275,000	292,341
3.63%, 05/15/25	250,000	274,805
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hasbro, Inc.
2.60%, 11/19/22	50,000	51,585
3.00%, 11/19/24 (a)	175,000	186,557
HCA, Inc.
4.75%, 05/01/23	485,000	523,533
5.00%, 03/15/24	400,000	445,772
5.25%, 04/15/25	225,000	257,398
Hershey Co.
3.38%, 05/15/23 (a)	65,000	68,954
2.05%, 11/15/24 (a)	250,000	261,977
Illumina, Inc.
0.55%, 03/23/23	150,000	149,927
JM Smucker Co.
3.50%, 03/15/25	50,000	54,344
Johnson & Johnson
3.38%, 12/05/23	300,000	324,399
2.63%, 01/15/25 (a)	245,000	261,359
0.55%, 09/01/25 (a)	75,000	74,036
2.45%, 03/01/26 (a)	500,000	531,670
Kellogg Co.
2.65%, 12/01/23	225,000	236,603
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	242,525
3.13%, 12/15/23 (a)	200,000	212,410
0.75%, 03/15/24 (a)	200,000	200,108
4.42%, 05/25/25 (a)	150,000	168,404
3.40%, 11/15/25 (a)	150,000	163,226
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	107,429
Kroger Co.
3.40%, 04/15/22 (a)	25,000	25,603
2.80%, 08/01/22 (a)	70,000	72,062
4.00%, 02/01/24 (a)	35,000	38,043
3.50%, 02/01/26 (a)	225,000	246,442
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	150,000	155,451
3.25%, 09/01/24 (a)	175,000	187,528
2.30%, 12/01/24 (a)	375,000	392,017
3.60%, 02/01/25 (a)	250,000	270,620
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	20,000	20,585
3.15%, 08/15/24 (a)	275,000	294,371
0.90%, 02/15/26 (a)	100,000	97,453
McKesson Corp.
2.70%, 12/15/22 (a)	50,000	51,559
2.85%, 03/15/23 (a)	139,000	144,338
3.80%, 03/15/24 (a)	150,000	162,912
0.90%, 12/03/25 (a)	150,000	146,871
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	100,000	112,378
Medtronic, Inc.
3.50%, 03/15/25	255,000	279,817
Merck & Co., Inc.
2.40%, 09/15/22 (a)	275,000	282,004
2.80%, 05/18/23	300,000	316,032
2.90%, 03/07/24 (a)	270,000	288,930
2.75%, 02/10/25 (a)	170,000	181,142
0.75%, 02/24/26 (a)	200,000	196,972
Molson Coors Beverage Co.
3.50%, 05/01/22	50,000	51,588
Mondelez International, Inc.
0.63%, 07/01/22	50,000	50,159
1.50%, 05/04/25 (a)	75,000	75,894
3.63%, 02/13/26 (a)	250,000	275,655

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	162,021
Novartis Capital Corp.
2.40%, 05/17/22 (a)	100,000	102,199
2.40%, 09/21/22	100,000	103,258
3.40%, 05/06/24	650,000	704,892
1.75%, 02/14/25 (a)	35,000	36,042
3.00%, 11/20/25 (a)	200,000	216,004
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	149,997
PepsiCo, Inc.
3.10%, 07/17/22 (a)	25,000	25,801
2.75%, 03/01/23	300,000	314,157
0.75%, 05/01/23	400,000	404,144
0.40%, 10/07/23	100,000	100,388
3.60%, 03/01/24 (a)	250,000	271,600
2.25%, 03/19/25 (a)	175,000	183,956
2.75%, 04/30/25 (a)	275,000	293,771
3.50%, 07/17/25 (a)	100,000	109,901
2.85%, 02/24/26 (a)	500,000	538,815
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (a)	200,000	217,172
Pfizer, Inc.
3.20%, 09/15/23 (a)	50,000	53,373
2.95%, 03/15/24 (a)	200,000	215,014
3.40%, 05/15/24	175,000	189,959
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	150,000	154,061
2.50%, 08/22/22	200,000	206,238
2.50%, 11/02/22 (a)	200,000	206,664
1.13%, 05/01/23	150,000	152,336
2.13%, 05/10/23 (a)	90,000	93,008
3.60%, 11/15/23	150,000	162,146
2.88%, 05/01/24 (a)	290,000	308,250
3.25%, 11/10/24	80,000	86,747
1.50%, 05/01/25 (a)	25,000	25,366
3.38%, 08/11/25 (a)	50,000	54,397
Procter & Gamble Co.
2.15%, 08/11/22	385,000	395,149
3.10%, 08/15/23	300,000	319,992
0.55%, 10/29/25	175,000	172,181
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	175,000	192,166
3.50%, 03/30/25 (a)	25,000	27,115
Reynolds American, Inc.
4.85%, 09/15/23	130,000	143,125
4.45%, 06/12/25 (a)	350,000	388,661
Royalty Pharma PLC
0.75%, 09/02/23 (d)	325,000	324,759
1.20%, 09/02/25 (a)(d)	250,000	245,705
Sanofi
3.38%, 06/19/23 (a)	175,000	186,702
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	550,000	578,490
SSM Health Care Corp.
3.69%, 06/01/23 (a)	190,000	201,607
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	200,116
3.38%, 05/15/24 (a)	150,000	161,801
1.15%, 06/15/25 (a)	50,000	49,844
3.38%, 11/01/25 (a)	250,000	271,995
3.50%, 03/15/26 (a)	100,000	109,517
Sutter Health
1.32%, 08/15/25 (a)	150,000	149,790
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sysco Corp.
2.60%, 06/12/22	275,000	281,861
5.65%, 04/01/25 (a)	100,000	116,384
3.75%, 10/01/25 (a)	125,000	136,686
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	218,746
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	200,000	222,292
3.65%, 12/15/25 (a)	200,000	219,978
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	225,000	233,694
3.90%, 09/28/23 (a)	200,000	215,782
3.95%, 08/15/24 (a)	325,000	355,488
4.00%, 03/01/26 (a)	50,000	55,510
Unilever Capital Corp.
2.20%, 05/05/22 (a)	100,000	101,912
3.13%, 03/22/23 (a)	200,000	210,626
0.38%, 09/14/23	100,000	100,322
3.25%, 03/07/24 (a)	250,000	269,195
2.60%, 05/05/24 (a)	150,000	158,919
3.38%, 03/22/25 (a)	100,000	108,812
3.10%, 07/30/25	100,000	108,488
UPMC
3.60%, 04/03/25	150,000	163,565
Viatris, Inc.
1.13%, 06/22/22 (d)	250,000	251,500
1.65%, 06/22/25 (a)(d)	350,000	351,568
Whirlpool Corp.
4.00%, 03/01/24	10,000	10,919
3.70%, 05/01/25	200,000	218,524
Wyeth LLC
6.45%, 02/01/24	250,000	290,910
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	200,000	204,374
3.70%, 03/19/23 (a)	75,000	79,388
3.55%, 04/01/25 (a)	150,000	162,747
Zoetis, Inc.
3.25%, 02/01/23 (a)	175,000	182,471
4.50%, 11/13/25 (a)	100,000	113,499
		57,321,600
Energy 7.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	335,000	347,546
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	36,327
4.95%, 12/15/24 (a)	200,000	224,994
BP Capital Markets America, Inc.
3.25%, 05/06/22	350,000	361,266
2.52%, 09/19/22 (a)	50,000	51,472
2.94%, 04/06/23	150,000	157,599
2.75%, 05/10/23	65,000	68,179
3.22%, 11/28/23 (a)	175,000	186,933
3.79%, 02/06/24 (a)	390,000	423,306
3.22%, 04/14/24 (a)	75,000	80,519
3.19%, 04/06/25 (a)	280,000	301,546
3.80%, 09/21/25 (a)	200,000	220,750
3.41%, 02/11/26 (a)	200,000	217,938
BP Capital Markets PLC
2.50%, 11/06/22	200,000	206,826
2.75%, 05/10/23	50,000	52,377
3.99%, 09/26/23	250,000	271,790
3.81%, 02/10/24	250,000	272,540
3.54%, 11/04/24	175,000	191,730
3.51%, 03/17/25	150,000	163,892

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	150,000	155,765
3.80%, 04/15/24 (a)	100,000	107,207
3.90%, 02/01/25 (a)	50,000	53,947
2.05%, 07/15/25 (a)	200,000	202,486
Cenovus Energy, Inc.
3.80%, 09/15/23 (a)	125,000	132,211
5.38%, 07/15/25 (a)	250,000	281,445
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	500,000	575,745
5.88%, 03/31/25 (a)	150,000	171,069
Chevron Corp.
2.36%, 12/05/22 (a)	300,000	308,997
1.14%, 05/11/23	150,000	152,744
2.57%, 05/16/23 (a)	300,000	313,116
3.19%, 06/24/23 (a)	250,000	264,060
2.90%, 03/03/24 (a)	225,000	239,818
1.55%, 05/11/25 (a)	100,000	102,108
3.33%, 11/17/25 (a)	525,000	573,310
Chevron USA, Inc.
3.90%, 11/15/24 (a)	395,000	435,487
0.69%, 08/12/25 (a)	200,000	196,572
Cimarex Energy Co.
4.38%, 06/01/24 (a)	25,000	27,245
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	350,000	393,088
ConocoPhillips Co.
4.95%, 03/15/26 (a)	350,000	406,927
Devon Energy Corp.
5.85%, 12/15/25 (a)	225,000	262,629
Diamondback Energy, Inc.
0.90%, 03/24/23 (a)	200,000	200,146
2.88%, 12/01/24 (a)	335,000	353,716
4.75%, 05/31/25 (a)	125,000	139,871
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	100,000	106,563
2.50%, 11/15/24 (a)	120,000	126,356
3.60%, 12/15/24 (a)	290,000	315,993
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	106,703
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	88,338
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	257,100
4.00%, 10/01/23 (a)	200,000	214,572
3.50%, 06/10/24 (a)	300,000	321,354
2.50%, 01/15/25 (a)	25,000	26,051
Energy Transfer Operating LP
3.60%, 02/01/23 (a)	125,000	130,239
4.25%, 03/15/23 (a)	150,000	158,322
4.20%, 09/15/23 (a)	250,000	267,930
5.88%, 01/15/24 (a)	200,000	222,856
4.90%, 02/01/24 (a)	220,000	240,137
4.50%, 04/15/24 (a)	120,000	130,812
4.05%, 03/15/25 (a)	175,000	188,969
2.90%, 05/15/25 (a)	250,000	260,595
4.75%, 01/15/26 (a)	200,000	222,196
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	105,099
4.50%, 11/01/23 (a)	250,000	269,322
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	419,640
3.90%, 02/15/24 (a)	75,000	81,202
3.75%, 02/15/25 (a)	335,000	366,902
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 02/15/26 (a)	200,000	219,616
4.88%, 08/16/77 (a)(b)	95,000	89,671
EOG Resources, Inc.
2.63%, 03/15/23 (a)	350,000	363,457
4.15%, 01/15/26 (a)	100,000	112,518
Exxon Mobil Corp.
1.90%, 08/16/22	130,000	132,948
2.73%, 03/01/23 (a)	440,000	458,273
1.57%, 04/15/23	250,000	256,160
3.18%, 03/15/24 (a)	65,000	69,666
2.02%, 08/16/24 (a)	405,000	422,739
2.71%, 03/06/25 (a)	300,000	317,715
2.99%, 03/19/25 (a)	680,000	729,048
3.04%, 03/01/26 (a)	500,000	539,975
Halliburton Co.
3.50%, 08/01/23 (a)	60,000	63,655
3.80%, 11/15/25 (a)	100,000	110,130
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	220,376
Hess Corp.
3.50%, 07/15/24 (a)	150,000	158,495
HollyFrontier Corp.
2.63%, 10/01/23	250,000	257,647
Husky Energy, Inc.
3.95%, 04/15/22 (a)	25,000	25,585
4.00%, 04/15/24 (a)	100,000	107,095
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	500,000	523,275
3.50%, 09/01/23 (a)	150,000	159,215
4.15%, 02/01/24 (a)	125,000	135,768
4.30%, 05/01/24 (a)	25,000	27,400
4.25%, 09/01/24 (a)	50,000	55,078
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	250,000	260,975
4.30%, 06/01/25 (a)	100,000	111,776
Marathon Oil Corp.
2.80%, 11/01/22 (a)	200,000	206,288
3.85%, 06/01/25 (a)	150,000	161,070
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	175,000	187,784
4.75%, 12/15/23 (a)	95,000	104,495
3.63%, 09/15/24 (a)	225,000	243,308
4.70%, 05/01/25 (a)	150,000	168,813
MPLX LP
3.50%, 12/01/22 (a)	100,000	104,619
3.38%, 03/15/23 (a)	95,000	99,760
4.50%, 07/15/23 (a)	210,000	226,239
4.88%, 12/01/24 (a)	325,000	365,020
4.00%, 02/15/25 (a)	20,000	21,841
4.88%, 06/01/25 (a)	300,000	338,223
National Fuel Gas Co.
3.75%, 03/01/23 (a)	50,000	52,349
5.20%, 07/15/25 (a)	300,000	338,160
ONEOK Partners LP
3.38%, 10/01/22 (a)	50,000	51,667
5.00%, 09/15/23 (a)	200,000	217,500
4.90%, 03/15/25 (a)	150,000	166,971
ONEOK, Inc.
7.50%, 09/01/23 (a)	15,000	17,115
2.75%, 09/01/24 (a)	295,000	309,897
2.20%, 09/15/25 (a)	100,000	101,915
5.85%, 01/15/26 (a)	20,000	23,443

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Phillips 66
4.30%, 04/01/22	400,000	415,112
3.70%, 04/06/23	100,000	106,032
3.85%, 04/09/25 (a)	350,000	383,547
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	170,000	177,205
3.61%, 02/15/25 (a)	170,000	182,718
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	200,000	199,908
1.13%, 01/15/26 (a)	200,000	196,814
4.45%, 01/15/26 (a)	175,000	197,307
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	150,000	153,614
2.85%, 01/31/23 (a)	190,000	195,198
3.85%, 10/15/23 (a)	230,000	243,657
3.60%, 11/01/24 (a)	180,000	191,815
4.65%, 10/15/25 (a)	200,000	219,746
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	100,000	108,527
5.75%, 05/15/24 (a)	150,000	169,544
5.63%, 03/01/25 (a)	400,000	457,900
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	150,380
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	340,000	365,099
Shell International Finance BV
2.38%, 08/21/22	250,000	257,175
2.25%, 01/06/23	250,000	258,537
3.40%, 08/12/23	35,000	37,466
0.38%, 09/15/23	300,000	299,841
3.50%, 11/13/23 (a)	300,000	323,157
2.00%, 11/07/24 (a)	150,000	156,477
2.38%, 04/06/25 (a)	135,000	142,093
3.25%, 05/11/25	650,000	704,814
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	75,000	82,720
3.50%, 03/15/25 (a)	125,000	134,284
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	156,782
3.60%, 12/01/24 (a)	100,000	108,900
3.10%, 05/15/25 (a)	300,000	320,577
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	100,000	103,856
4.25%, 04/01/24 (a)	15,000	16,219
5.95%, 12/01/25 (a)	100,000	116,549
Total Capital Canada Ltd.
2.75%, 07/15/23	200,000	210,560
Total Capital International S.A.
2.70%, 01/25/23	150,000	156,567
3.70%, 01/15/24	220,000	239,265
3.75%, 04/10/24	250,000	274,272
2.43%, 01/10/25 (a)	250,000	262,015
TransCanada PipeLines Ltd.
2.50%, 08/01/22	150,000	154,338
3.75%, 10/16/23 (a)	350,000	374,633
Valero Energy Corp.
2.70%, 04/15/23	175,000	181,776
1.20%, 03/15/24	225,000	225,826
3.65%, 03/15/25	100,000	107,661
2.85%, 04/15/25 (a)	235,000	245,678
Williams Cos., Inc.
3.70%, 01/15/23 (a)	400,000	418,588
4.50%, 11/15/23 (a)	75,000	81,774
4.30%, 03/04/24 (a)	200,000	218,300
4.55%, 06/24/24 (a)	169,000	186,427
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 01/15/25 (a)	250,000	271,120
4.00%, 09/15/25 (a)	200,000	219,670
WPX Energy, Inc.
5.25%, 09/15/24 (a)	200,000	221,960
		35,333,223
Industrial Other 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (a)	25,000	25,578
3.25%, 06/01/22 (a)	300,000	307,614
Yale University
0.87%, 04/15/25 (a)	225,000	225,094
		558,286
Technology 9.5%
Adobe, Inc.
1.70%, 02/01/23	165,000	169,285
1.90%, 02/01/25 (a)	70,000	72,416
3.25%, 02/01/25 (a)	200,000	216,744
Advanced Micro Devices, Inc.
7.50%, 08/15/22	250,000	271,350
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	255,000	271,787
Alphabet, Inc.
3.38%, 02/25/24	110,000	119,218
0.45%, 08/15/25 (a)	325,000	318,822
Analog Devices, Inc.
2.88%, 06/01/23 (a)	150,000	157,005
3.13%, 12/05/23 (a)	200,000	212,936
3.90%, 12/15/25 (a)	175,000	194,028
Apple Inc.
2.30%, 05/11/22 (a)	200,000	204,178
2.70%, 05/13/22	300,000	308,124
1.70%, 09/11/22	200,000	204,488
2.10%, 09/12/22 (a)	25,000	25,675
2.40%, 01/13/23 (a)	250,000	259,095
2.85%, 02/23/23 (a)	400,000	418,084
2.40%, 05/03/23	1,025,000	1,070,407
0.75%, 05/11/23	475,000	480,481
3.00%, 02/09/24 (a)	400,000	427,100
3.45%, 05/06/24	600,000	652,848
2.85%, 05/11/24 (a)	375,000	400,170
1.80%, 09/11/24 (a)	220,000	228,807
2.75%, 01/13/25 (a)	310,000	330,823
2.50%, 02/09/25	100,000	105,939
1.13%, 05/11/25 (a)	175,000	176,293
3.20%, 05/13/25	400,000	435,496
0.55%, 08/20/25 (a)	200,000	196,596
0.70%, 02/08/26 (a)	350,000	343,273
3.25%, 02/23/26 (a)	650,000	710,827
Applied Materials, Inc.
3.90%, 10/01/25 (a)	100,000	111,529
Arrow Electronics, Inc.
3.50%, 04/01/22 (a)	75,000	76,728
4.50%, 03/01/23 (a)	100,000	106,229
3.25%, 09/08/24 (a)	125,000	133,801
4.00%, 04/01/25 (a)	25,000	26,949
Autodesk, Inc.
4.38%, 06/15/25 (a)	125,000	139,733
Avnet, Inc.
4.88%, 12/01/22	200,000	212,692
Baidu, Inc.
3.88%, 09/29/23 (a)	100,000	106,899
4.38%, 05/14/24 (a)	450,000	494,253
4.13%, 06/30/25	200,000	219,126

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	25,000	25,846
3.63%, 01/15/24 (a)	265,000	284,197
3.13%, 01/15/25 (a)	65,000	69,279
Broadcom, Inc.
2.25%, 11/15/23	100,000	103,558
3.63%, 10/15/24 (a)	200,000	217,756
4.70%, 04/15/25 (a)	450,000	507,501
3.15%, 11/15/25 (a)	30,000	31,986
Cisco Systems, Inc.
3.00%, 06/15/22	50,000	51,664
2.20%, 09/20/23 (a)	50,000	52,282
3.63%, 03/04/24	330,000	360,561
3.50%, 06/15/25	100,000	110,824
2.95%, 02/28/26	100,000	108,673
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	225,000	221,976
Corning, Inc.
2.90%, 05/15/22 (a)	15,000	15,340
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(d)	840,000	918,212
4.00%, 07/15/24 (a)(d)	375,000	407,569
5.85%, 07/15/25 (a)(d)	125,000	145,835
DXC Technology Co.
4.25%, 04/15/24 (a)	75,000	81,483
4.13%, 04/15/25 (a)	120,000	130,648
Equifax, Inc.
3.30%, 12/15/22 (a)	170,000	176,921
3.95%, 06/15/23 (a)	150,000	160,677
2.60%, 12/01/24 (a)	125,000	132,155
2.60%, 12/15/25 (a)	150,000	157,749
Equinix, Inc.
2.63%, 11/18/24 (a)	45,000	47,443
1.25%, 07/15/25 (a)	50,000	49,629
1.00%, 09/15/25 (a)	50,000	49,076
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	199,464
0.60%, 03/01/24	150,000	149,237
5.00%, 10/15/25	200,000	232,674
1.15%, 03/01/26 (a)	400,000	393,568
Fiserv, Inc.
3.50%, 10/01/22 (a)	300,000	311,352
3.80%, 10/01/23 (a)	170,000	182,988
2.75%, 07/01/24 (a)	300,000	317,310
3.85%, 06/01/25 (a)	50,000	54,972
Flex Ltd.
5.00%, 02/15/23	15,000	16,116
4.75%, 06/15/25 (a)	100,000	111,445
3.75%, 02/01/26 (a)	200,000	217,842
Fortinet, Inc.
1.00%, 03/15/26 (a)	250,000	244,720
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(e)(f)	150,000	154,122
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	212,228
4.00%, 06/01/23 (a)	225,000	241,092
2.65%, 02/15/25 (a)	150,000	157,612
1.20%, 03/01/26 (a)	300,000	294,558
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	65,000	68,396
2.25%, 04/01/23 (a)	400,000	412,184
4.45%, 10/02/23 (a)	575,000	625,249
1.45%, 04/01/24 (a)	250,000	254,260
4.65%, 10/01/24 (a)	285,000	318,824
4.90%, 10/15/25 (a)	475,000	541,828
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HP, Inc.
4.05%, 09/15/22	175,000	183,820
2.20%, 06/17/25 (a)	250,000	258,500
Intel Corp.
2.35%, 05/11/22 (a)	300,000	306,324
2.70%, 12/15/22	300,000	312,405
2.88%, 05/11/24 (a)	225,000	240,590
3.40%, 03/25/25 (a)	350,000	381,461
3.70%, 07/29/25 (a)	300,000	331,083
International Business Machines Corp.
2.85%, 05/13/22	400,000	411,432
1.88%, 08/01/22	250,000	255,262
3.38%, 08/01/23	275,000	294,145
3.63%, 02/12/24	200,000	217,298
3.00%, 05/15/24	450,000	482,436
7.00%, 10/30/25	125,000	157,278
3.45%, 02/19/26	300,000	329,679
Intuit, Inc.
0.65%, 07/15/23	100,000	100,544
0.95%, 07/15/25 (a)	250,000	249,090
Jabil, Inc.
4.70%, 09/15/22	200,000	211,824
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	196,936
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	150,000	167,604
KLA Corp.
4.65%, 11/01/24 (a)	350,000	391,541
Lam Research Corp.
3.80%, 03/15/25 (a)	15,000	16,504
3.75%, 03/15/26 (a)	300,000	333,297
Leidos, Inc.
2.95%, 05/15/23 (a)(d)	200,000	209,178
3.63%, 05/15/25 (a)(d)	110,000	119,490
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	200,000	214,424
Mastercard, Inc.
3.38%, 04/01/24	25,000	27,168
2.00%, 03/03/25 (a)	250,000	260,467
Maxim Integrated Products, Inc.
3.38%, 03/15/23 (a)	125,000	130,939
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	95,000	101,921
Micron Technology, Inc.
2.50%, 04/24/23	300,000	311,403
4.64%, 02/06/24 (a)	225,000	247,565
4.98%, 02/06/26 (a)	150,000	171,873
Microsoft Corp.
2.65%, 11/03/22 (a)	495,000	511,840
2.38%, 05/01/23 (a)	400,000	415,276
2.00%, 08/08/23 (a)	170,000	176,491
3.63%, 12/15/23 (a)	425,000	459,501
2.88%, 02/06/24 (a)	470,000	501,307
2.70%, 02/12/25 (a)	365,000	389,977
3.13%, 11/03/25 (a)	350,000	381,801
Motorola Solutions, Inc.
3.50%, 03/01/23	75,000	78,873
4.00%, 09/01/24	150,000	165,229
NetApp, Inc.
3.30%, 09/29/24 (a)	190,000	204,974
1.88%, 06/22/25 (a)	100,000	102,342
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(d)	175,000	194,621
5.35%, 03/01/26 (a)(d)	250,000	291,502

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(d)	75,000	78,755
Oracle Corp.
2.50%, 05/15/22 (a)	440,000	448,655
2.50%, 10/15/22	625,000	644,944
2.63%, 02/15/23 (a)	325,000	337,187
3.63%, 07/15/23	350,000	374,031
2.40%, 09/15/23 (a)	550,000	572,148
3.40%, 07/08/24 (a)	225,000	241,864
2.95%, 11/15/24 (a)	300,000	320,046
2.50%, 04/01/25 (a)	610,000	640,116
2.95%, 05/15/25 (a)	450,000	479,574
1.65%, 03/25/26 (a)	600,000	604,434
PayPal Holdings, Inc.
2.20%, 09/26/22	350,000	359,327
1.35%, 06/01/23	175,000	178,302
2.40%, 10/01/24 (a)	450,000	473,247
1.65%, 06/01/25 (a)	125,000	127,485
QUALCOMM, Inc.
3.00%, 05/20/22	225,000	231,979
2.60%, 01/30/23 (a)	75,000	77,969
2.90%, 05/20/24 (a)	25,000	26,698
3.45%, 05/20/25 (a)	350,000	382,931
salesforce.com, Inc.
3.25%, 04/11/23 (a)	375,000	396,307
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	250,000	258,677
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	25,869
2.63%, 05/15/24 (a)	125,000	132,601
1.38%, 03/12/25 (a)	125,000	127,303
Trimble, Inc.
4.15%, 06/15/23 (a)	125,000	133,634
4.75%, 12/01/24 (a)	120,000	134,416
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	75,000	82,161
VeriSign, Inc.
4.63%, 05/01/23 (a)	125,000	125,516
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	220,818
Visa, Inc.
2.15%, 09/15/22 (a)	400,000	410,704
2.80%, 12/14/22 (a)	350,000	363,758
3.15%, 12/14/25 (a)	750,000	818,220
VMware, Inc.
2.95%, 08/21/22 (a)	195,000	201,392
4.50%, 05/15/25 (a)	100,000	111,607
Western Union Co.
4.25%, 06/09/23 (a)	30,000	32,162
2.85%, 01/10/25 (a)	75,000	78,828
1.35%, 03/15/26 (a)	250,000	244,135
Xilinx, Inc.
2.95%, 06/01/24 (a)	225,000	238,997
		43,175,127
Transportation 1.7%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	115,121
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	75,000	77,353
3.00%, 03/15/23 (a)	40,000	41,760
3.85%, 09/01/23 (a)	325,000	349,414
3.75%, 04/01/24 (a)	302,000	328,120
3.65%, 09/01/25 (a)	50,000	54,986
7.00%, 12/15/25	50,000	62,830
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	161,349
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	190,000	201,955
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	155,633	159,030
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	107,246	112,294
CSX Corp.
3.40%, 08/01/24 (a)	75,000	81,105
3.35%, 11/01/25 (a)	200,000	218,092
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	50,544	52,884
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	100,000	103,655
FedEx Corp.
4.00%, 01/15/24	150,000	163,693
3.20%, 02/01/25	175,000	188,611
3.80%, 05/15/25 (a)	300,000	331,077
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	221,156
Kansas City Southern
3.00%, 05/15/23 (a)	175,000	182,387
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	180,000	183,568
2.90%, 02/15/23 (a)	150,000	156,043
3.85%, 01/15/24 (a)	25,000	27,010
Ryder System, Inc.
2.88%, 06/01/22 (a)	50,000	51,288
3.75%, 06/09/23 (a)	265,000	282,646
3.88%, 12/01/23 (a)	250,000	270,525
2.50%, 09/01/24 (a)	145,000	152,293
3.35%, 09/01/25 (a)	190,000	205,529
Southwest Airlines Co.
4.75%, 05/04/23	250,000	270,125
5.25%, 05/04/25 (a)	330,000	375,659
Union Pacific Corp.
4.16%, 07/15/22 (a)	300,000	311,700
2.95%, 01/15/23 (a)	25,000	25,970
2.75%, 04/15/23 (a)	200,000	208,308
3.50%, 06/08/23 (a)	175,000	185,950
3.65%, 02/15/24 (a)	15,000	16,186
3.15%, 03/01/24 (a)	170,000	181,905
3.25%, 01/15/25 (a)	15,000	16,145
3.75%, 07/15/25 (a)	75,000	82,713
3.25%, 08/15/25 (a)	275,000	297,363
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 01/15/26	200,000	207,836
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	200,000	204,328
2.45%, 10/01/22	120,000	123,826
2.50%, 04/01/23 (a)	150,000	156,340
3.90%, 04/01/25 (a)	300,000	332,424
		7,532,552
		238,659,292

Utility 4.8%
Electric 4.3%
AES Corp.
1.38%, 01/15/26 (a)(d)	200,000	195,208
Alabama Power Co.
3.55%, 12/01/23	20,000	21,581

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ameren Corp.
2.50%, 09/15/24 (a)	125,000	131,586
3.65%, 02/15/26 (a)	100,000	109,265
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	26,806
American Electric Power Co., Inc.
2.95%, 12/15/22 (a)	50,000	51,753
0.75%, 11/01/23 (a)	200,000	200,160
1.00%, 11/01/25 (a)	150,000	146,945
Appalachian Power Co.
3.40%, 06/01/25 (a)	50,000	53,872
Arizona Public Service Co.
3.15%, 05/15/25 (a)	100,000	107,351
Avangrid, Inc.
3.15%, 12/01/24 (a)	210,000	226,031
3.20%, 04/15/25 (a)	50,000	53,621
Baltimore Gas and Electric Co.
3.35%, 07/01/23 (a)	325,000	343,518
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	50,000	52,025
3.75%, 11/15/23 (a)	50,000	53,865
3.50%, 02/01/25 (a)	30,000	32,423
4.05%, 04/15/25 (a)	200,000	221,842
Black Hills Corp.
4.25%, 11/30/23 (a)	115,000	124,847
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	50,000	51,353
3.85%, 02/01/24 (a)	138,000	149,364
2.50%, 09/01/24 (a)	50,000	52,442
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	200,000	196,198
Consumers Energy Co.
0.35%, 06/01/23 (a)	100,000	99,979
3.38%, 08/15/23 (a)	13,000	13,798
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	25,000	26,837
Dominion Energy, Inc.
2.75%, 09/15/22 (a)	200,000	205,318
3.07%, 08/15/24	250,000	266,937
3.30%, 03/15/25 (a)	100,000	107,365
3.90%, 10/01/25 (a)	75,000	82,532
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	53,963
DTE Energy Co.
2.60%, 06/15/22	200,000	204,818
0.55%, 11/01/22	250,000	250,110
2.25%, 11/01/22	100,000	102,754
3.70%, 08/01/23 (a)	35,000	37,337
3.85%, 12/01/23 (a)	80,000	86,119
3.50%, 06/01/24 (a)	180,000	193,077
2.53%, 10/01/24	150,000	157,689
1.05%, 06/01/25 (a)	100,000	99,045
Duke Energy Carolinas LLC
3.35%, 05/15/22	100,000	103,365
3.05%, 03/15/23 (a)	123,000	129,455
Duke Energy Corp.
2.40%, 08/15/22 (a)	75,000	76,830
3.05%, 08/15/22 (a)	100,000	102,895
3.95%, 10/15/23 (a)	125,000	134,480
3.75%, 04/15/24 (a)	175,000	188,835
0.90%, 09/15/25 (a)	200,000	196,108
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	100,000	107,062
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Progress LLC
2.80%, 05/15/22 (a)	30,000	30,641
3.25%, 08/15/25 (a)	50,000	54,156
Edison International
3.13%, 11/15/22 (a)	150,000	155,237
2.95%, 03/15/23 (a)	25,000	25,892
3.55%, 11/15/24 (a)	150,000	161,199
4.95%, 04/15/25 (a)	40,000	44,720
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	17,000	18,465
Entergy Corp.
4.00%, 07/15/22 (a)	188,000	195,274
0.90%, 09/15/25 (a)	300,000	293,277
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	100,000	116,065
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	100,000	100,167
5.40%, 11/01/24	100,000	115,827
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	200,000	219,016
Evergy, Inc.
2.45%, 09/15/24 (a)	150,000	157,303
Eversource Energy
2.75%, 03/15/22 (a)	25,000	25,506
3.80%, 12/01/23 (a)	250,000	270,325
2.90%, 10/01/24 (a)	75,000	79,985
3.15%, 01/15/25 (a)	125,000	133,615
0.80%, 08/15/25 (a)	50,000	48,848
Exelon Corp.
3.50%, 06/01/22 (a)	270,000	278,543
3.95%, 06/15/25 (a)	300,000	329,079
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	45,000	46,570
3.25%, 06/01/25 (a)	50,000	53,443
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	25,994
3.25%, 06/01/24 (a)	180,000	192,870
2.85%, 04/01/25 (a)	200,000	213,496
3.13%, 12/01/25 (a)	250,000	270,185
Georgia Power Co.
2.10%, 07/30/23	240,000	248,251
2.20%, 09/15/24 (a)	250,000	261,000
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,812
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	80,870
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	200,000	216,560
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	100,000	101,928
3.40%, 11/15/23 (a)	25,000	26,651
2.95%, 02/07/24 (a)	250,000	264,780
0.35%, 02/08/24	100,000	99,478
3.25%, 11/01/25 (a)	100,000	108,249
4.75%, 04/30/43 (a)(b)	200,000	207,096
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	250,000	256,317
2.80%, 01/15/23 (a)	40,000	41,568
0.65%, 03/01/23	400,000	401,428
3.15%, 04/01/24 (a)	340,000	362,882
2.75%, 05/01/25 (a)	75,000	79,579
Northern States Power Co.
2.60%, 05/15/23 (a)	225,000	233,077
NSTAR Electric Co.
2.38%, 10/15/22 (a)	50,000	51,237

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150,000	163,675
2.75%, 06/01/24 (a)	150,000	158,859
2.95%, 04/01/25 (a)	50,000	53,144
0.55%, 10/01/25 (a)(d)	250,000	242,327
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	550,000	550,852
3.25%, 06/15/23 (a)	150,000	156,163
Pacific Gas and Electric Co.
1.37%, 03/10/23 (a)	250,000	250,097
3.85%, 11/15/23 (a)	50,000	53,275
3.40%, 08/15/24 (a)	200,000	212,514
3.50%, 06/15/25 (a)	50,000	52,903
3.45%, 07/01/25	300,000	317,787
3.15%, 01/01/26	275,000	287,119
2.95%, 03/01/26 (a)	100,000	103,313
PacifiCorp
2.95%, 06/01/23 (a)	200,000	209,228
3.60%, 04/01/24 (a)	50,000	53,903
PECO Energy Co.
2.38%, 09/15/22 (a)	200,000	204,890
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	50,000	49,869
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	100,000	103,408
3.50%, 12/01/22 (a)	50,000	52,086
3.40%, 06/01/23 (a)	113,000	119,033
PSEG Power LLC
3.85%, 06/01/23 (a)	50,000	53,416
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	300,000	319,557
Public Service Electric and Gas Co.
0.95%, 03/15/26 (a)	100,000	98,701
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	258,642
2.88%, 06/15/24 (a)	150,000	159,360
0.80%, 08/15/25 (a)	150,000	146,585
Puget Energy, Inc.
5.63%, 07/15/22 (a)	50,000	52,570
3.65%, 05/15/25 (a)	75,000	81,063
Sempra Energy
3.55%, 06/15/24 (a)	200,000	215,736
Southern California Edison Co.
3.40%, 06/01/23 (a)	300,000	316,893
3.50%, 10/01/23 (a)	25,000	26,597
3.70%, 08/01/25 (a)	100,000	109,395
1.20%, 02/01/26 (a)	200,000	197,680
Southern Co.
2.95%, 07/01/23 (a)	300,000	314,313
0.60%, 02/26/24 (a)	100,000	99,430
4.00%, 01/15/51 (a)(b)	25,000	26,415
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	167,575
0.90%, 01/15/26 (a)	200,000	194,530
Union Electric Co.
3.50%, 04/15/24 (a)	100,000	107,710
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	50,000	52,004
Virginia Electric and Power Co.
3.15%, 01/15/26 (a)	150,000	161,566
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	249,717
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	175,000	183,022
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	125,000	125,201
3.30%, 06/01/25 (a)	200,000	214,726
		19,663,074
Natural Gas 0.5%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	250,000	250,155
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	100,000	100,111
3.55%, 04/01/23 (a)	220,000	232,406
NiSource, Inc.
0.95%, 08/15/25 (a)	150,000	147,319
ONE Gas, Inc.
0.85%, 03/11/23 (a)	200,000	200,150
3.61%, 02/01/24 (a)	175,000	187,264
1.10%, 03/11/24 (a)	150,000	150,135
Sempra Energy
2.88%, 10/01/22 (a)	100,000	102,874
4.05%, 12/01/23 (a)	75,000	80,885
3.75%, 11/15/25 (a)	200,000	219,616
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	53,843
3.20%, 06/15/25 (a)	200,000	216,156
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	85,000	88,535
		2,029,449
Utility Other 0.0%
American Water Capital Corp.
3.85%, 03/01/24 (a)	35,000	38,085
3.40%, 03/01/25 (a)	35,000	38,103
		76,188
		21,768,711
Total Corporates
(Cost $442,318,847)		442,958,676
Security	Number of Shares	Value ($)
Other Investment Companies 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (h)	6,759,724	6,759,724
		6,759,724

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (h)	211,528	211,528
		211,528
Total Other Investment Companies
(Cost $6,971,252)		6,971,252

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
5 Year US Treasury Note (CBOT), expires 06/30/21	41	5,059,336	(3,261)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,946,151 or 1.3% of net assets.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $206,970.
(h)	The rate shown is the 7-day yield.

CBOT –	Chicago Board of Trade
REIT –	Real Estate Investment Trust

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended March 31, 2021:
	Value at 12/31/20	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 3/31/21	Face amount at 3/31/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$—	$102,215	$—	$—	($4)	$102,211	100,000	$49
TD Ameritrade Holding Corp., 3.75%, 04/01/24	32,953	27,110	—	—	(210)	59,853	55,000	297
TD Ameritrade Holding Corp., 3.63%, 04/01/25	55,746	(206)	—	—	(948)	54,592	50,000	453
The Charles Schwab Corp., 2.65%, 01/25/23	26,200	130,068	—	—	(198)	156,070	150,000	762
The Charles Schwab Corp., 3.55%, 02/01/24	10,916	(49)	—	—	(29)	10,838	10,000	89
The Charles Schwab Corp., 4.20%, 03/24/25	—	113,244	—	—	(1,389)	111,855	100,000	720
The Charles Schwab Corp., 3.85%, 05/21/25	—	56,153	—	—	(836)	55,317	50,000	369
The Charles Schwab Corp., 3.45%, 02/13/26	—	33,056	—	—	(120)	32,936	30,000	43
Total	$125,815	$461,591	$—	$—	($3,734)	$583,672		$2,782
* Amount includes amortization of premiums and/or accretion of discounts.

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$442,958,676	$—	$442,958,676
Other Investment Companies[1]	6,971,252	—	—	6,971,252
Liabilities
Futures Contracts[2]	(3,261)	—	—	(3,261)
Total	$6,967,991	$442,958,676	$—	$449,926,667
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 99.0% of net assets

Financial Institutions 33.7%
Banking 22.0%
American Express Co.
3.13%, 05/20/26 (a)	100,000	107,976
American Express Credit Corp.
3.30%, 05/03/27 (a)	350,000	383,705
Banco Santander S.A.
4.25%, 04/11/27	200,000	223,112
3.80%, 02/23/28	200,000	216,174
3.31%, 06/27/29	200,000	211,976
3.49%, 05/28/30	200,000	209,220
2.75%, 12/03/30	400,000	380,660
2.96%, 03/25/31	200,000	199,058
Bank of America Corp.
3.50%, 04/19/26	475,000	521,103
4.25%, 10/22/26	525,000	588,861
3.56%, 04/23/27 (a)(b)	600,000	653,898
3.25%, 10/21/27 (a)	600,000	645,846
4.18%, 11/25/27 (a)	400,000	445,232
3.82%, 01/20/28 (a)(b)	750,000	826,260
3.71%, 04/24/28 (a)(b)	225,000	246,377
3.59%, 07/21/28 (a)(b)	350,000	380,649
3.42%, 12/20/28 (a)(b)	1,225,000	1,314,645
3.97%, 03/05/29 (a)(b)	775,000	858,367
4.27%, 07/23/29 (a)(b)	250,000	282,065
3.97%, 02/07/30 (a)(b)	905,000	1,002,233
3.19%, 07/23/30 (a)(b)	520,000	546,499
2.88%, 10/22/30 (a)(b)	375,000	385,976
2.50%, 02/13/31 (a)(b)	625,000	621,512
2.59%, 04/29/31 (a)(b)	550,000	549,334
1.90%, 07/23/31 (a)(b)	650,000	612,352
1.92%, 10/24/31 (a)(b)	350,000	329,539
2.65%, 03/11/32 (a)(b)	300,000	300,807
Bank of Montreal
3.80%, 12/15/32 (a)(b)	200,000	219,964
Bank of New York Mellon Corp.
2.80%, 05/04/26 (a)	125,000	133,781
2.45%, 08/17/26 (a)	225,000	236,619
3.25%, 05/16/27 (a)	200,000	218,284
3.40%, 01/29/28 (a)	50,000	54,952
3.44%, 02/07/28 (a)(b)	250,000	275,018
3.00%, 10/30/28 (a)	100,000	106,261
3.30%, 08/23/29 (a)	400,000	431,276
Bank of Nova Scotia
2.70%, 08/03/26	250,000	265,178
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BankUnited, Inc.
5.13%, 06/11/30 (a)	50,000	56,406
Barclays PLC
5.20%, 05/12/26	600,000	678,696
4.34%, 01/10/28 (a)	200,000	222,416
4.84%, 05/09/28 (a)	600,000	670,452
5.09%, 06/20/30 (a)(b)	200,000	226,676
2.65%, 06/24/31 (a)(b)	300,000	295,998
2.67%, 03/10/32 (a)(b)	250,000	244,400
3.56%, 09/23/35 (a)(b)	200,000	200,936
BPCE S.A.
3.38%, 12/02/26	200,000	217,988
Capital One Financial Corp.
3.75%, 07/28/26 (a)	332,000	360,867
3.75%, 03/09/27 (a)	200,000	219,846
3.65%, 05/11/27 (a)	150,000	164,444
3.80%, 01/31/28 (a)	250,000	275,148
Citigroup, Inc.
3.40%, 05/01/26	410,000	445,707
3.20%, 10/21/26 (a)	550,000	591,789
4.30%, 11/20/26	250,000	280,070
4.45%, 09/29/27	825,000	930,072
3.89%, 01/10/28 (a)(b)	650,000	717,470
3.67%, 07/24/28 (a)(b)	645,000	706,391
4.13%, 07/25/28	520,000	574,902
3.52%, 10/27/28 (a)(b)	355,000	383,301
4.08%, 04/23/29 (a)(b)	350,000	389,784
3.98%, 03/20/30 (a)(b)	525,000	581,752
2.98%, 11/05/30 (a)(b)	450,000	465,781
2.67%, 01/29/31 (a)(b)	500,000	503,765
4.41%, 03/31/31 (a)(b)	750,000	853,807
2.57%, 06/03/31 (a)(b)	500,000	499,885
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	50,000	53,059
2.50%, 02/06/30 (a)	50,000	49,805
3.25%, 04/30/30 (a)	250,000	265,500
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	112,046
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	273,030
Credit Suisse Group AG
4.55%, 04/17/26	500,000	559,965
Deutsche Bank AG
3.55%, 09/18/31 (a)(b)	325,000	335,806
Discover Bank
3.45%, 07/27/26 (a)	250,000	271,053
4.65%, 09/13/28 (a)	125,000	142,978
2.70%, 02/06/30 (a)	250,000	252,820

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Financial Services
4.10%, 02/09/27 (a)	125,000	139,008
Fifth Third Bancorp
2.55%, 05/05/27 (a)	50,000	52,078
3.95%, 03/14/28 (a)	150,000	169,854
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	258,833
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	301,125
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	670,000	727,158
5.95%, 01/15/27	350,000	422,870
3.85%, 01/26/27 (a)	315,000	345,788
3.69%, 06/05/28 (a)(b)	475,000	520,101
3.81%, 04/23/29 (a)(b)	690,000	756,626
4.22%, 05/01/29 (a)(b)	575,000	645,719
2.60%, 02/07/30 (a)	600,000	608,004
3.80%, 03/15/30 (a)	575,000	633,575
1.99%, 01/27/32 (a)(b)	250,000	237,483
HSBC Holdings PLC
3.90%, 05/25/26	550,000	607,948
4.38%, 11/23/26	250,000	278,908
1.59%, 05/24/27 (a)(b)	600,000	590,922
4.04%, 03/13/28 (a)(b)	775,000	850,578
2.01%, 09/22/28 (a)(b)	400,000	393,312
4.58%, 06/19/29 (a)(b)	600,000	675,528
4.95%, 03/31/30	400,000	467,020
3.97%, 05/22/30 (a)(b)	425,000	460,411
2.85%, 06/04/31 (a)(b)	400,000	400,200
2.36%, 08/18/31 (a)(b)	200,000	192,698
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	250,000	250,940
ING Groep N.V.
3.95%, 03/29/27	200,000	222,202
4.55%, 10/02/28	500,000	574,395
4.05%, 04/09/29	250,000	279,092
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	275,000	299,032
3.20%, 06/15/26 (a)	512,000	553,277
2.95%, 10/01/26 (a)	609,000	651,514
4.13%, 12/15/26	390,000	439,273
4.25%, 10/01/27	450,000	509,913
3.63%, 12/01/27 (a)	300,000	326,424
3.78%, 02/01/28 (a)(b)	535,000	590,603
3.54%, 05/01/28 (a)(b)	350,000	382,000
2.18%, 06/01/28 (a)(b)	350,000	354,242
3.51%, 01/23/29 (a)(b)	610,000	660,728
4.01%, 04/23/29 (a)(b)	475,000	530,489
4.20%, 07/23/29 (a)(b)	595,000	673,094
4.45%, 12/05/29 (a)(b)	700,000	802,361
3.70%, 05/06/30 (a)(b)	350,000	381,927
2.74%, 10/15/30 (a)(b)	1,005,000	1,023,874
4.49%, 03/24/31 (a)(b)	350,000	404,082
2.52%, 04/22/31 (a)(b)	225,000	224,557
2.96%, 05/13/31 (a)(b)	390,000	397,367
1.76%, 11/19/31 (a)(b)	400,000	373,384
1.95%, 02/04/32 (a)(b)	1,000,000	949,960
KeyBank NA
3.90%, 04/13/29	250,000	273,393
KeyCorp
2.25%, 04/06/27	550,000	565,048
Lloyds Banking Group PLC
3.75%, 01/11/27	400,000	439,284
4.38%, 03/22/28	250,000	281,602
4.55%, 08/16/28	400,000	456,848
3.57%, 11/07/28 (a)(b)	200,000	215,916
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	250,000	263,578
3.68%, 02/22/27	150,000	166,599
3.29%, 07/25/27	200,000	218,304
3.96%, 03/02/28	350,000	389,322
4.05%, 09/11/28	200,000	223,930
3.74%, 03/07/29	200,000	218,454
3.20%, 07/18/29	400,000	420,036
2.56%, 02/25/30	200,000	200,590
2.05%, 07/17/30	400,000	384,716
Mizuho Financial Group, Inc.
2.84%, 09/13/26	350,000	372,162
1.23%, 05/22/27 (a)(b)	200,000	194,758
4.02%, 03/05/28	800,000	891,120
4.25%, 09/11/29 (a)(b)	200,000	225,130
2.59%, 05/25/31 (a)(b)	200,000	199,684
2.20%, 07/10/31 (a)(b)	200,000	192,958
Morgan Stanley
3.13%, 07/27/26	550,000	592,256
6.25%, 08/09/26	350,000	430,080
4.35%, 09/08/26	500,000	564,970
3.63%, 01/20/27	885,000	972,367
3.95%, 04/23/27	533,000	589,034
3.59%, 07/22/28 (a)(b)	550,000	600,006
3.77%, 01/24/29 (a)(b)	608,000	667,426
4.43%, 01/23/30 (a)(b)	480,000	549,970
2.70%, 01/22/31 (a)(b)	640,000	649,683
3.62%, 04/01/31 (a)(b)	475,000	515,365
1.79%, 02/13/32 (a)(b)	400,000	373,684
National Australia Bank Ltd.
2.50%, 07/12/26	250,000	263,573
Natwest Group PLC
4.80%, 04/05/26	250,000	283,737
3.07%, 05/22/28 (a)(b)	200,000	208,812
4.89%, 05/18/29 (a)(b)	225,000	256,678
5.08%, 01/27/30 (a)(b)	375,000	434,625
4.45%, 05/08/30 (a)(b)	200,000	223,268
3.03%, 11/28/35 (a)(b)	200,000	191,564
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	83,206
3.15%, 05/03/29 (a)	250,000	268,465
1.95%, 05/01/30 (a)	200,000	195,180
PNC Bank NA
3.25%, 01/22/28 (a)	250,000	270,353
2.70%, 10/22/29	250,000	255,453
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	50,000	52,926
3.15%, 05/19/27 (a)	300,000	324,825
3.45%, 04/23/29 (a)	300,000	325,884
2.55%, 01/22/30 (a)	590,000	599,936
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(c)	250,000	264,530
4.40%, 07/13/27 (a)	185,000	204,954
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(b)	200,000	198,942
State Street Corp.
2.65%, 05/19/26	100,000	106,594
2.40%, 01/24/30	350,000	356,639
2.20%, 03/03/31	100,000	97,535
3.15%, 03/30/31 (a)(b)	100,000	106,202
3.03%, 11/01/34 (a)(b)	100,000	103,440
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	500,000	523,980
3.01%, 10/19/26	300,000	320,907
3.45%, 01/11/27	300,000	326,754
3.36%, 07/12/27	200,000	217,212

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.35%, 10/18/27	175,000	189,845
3.54%, 01/17/28	75,000	81,276
4.31%, 10/16/28	100,000	113,471
3.04%, 07/16/29	250,000	260,525
3.20%, 09/17/29	100,000	103,043
2.75%, 01/15/30	400,000	407,716
2.13%, 07/08/30	500,000	483,725
2.14%, 09/23/30	300,000	281,850
1.71%, 01/12/31	250,000	232,603
SVB Financial Group
3.13%, 06/05/30 (a)	125,000	130,301
1.80%, 02/02/31 (a)	100,000	92,726
Synchrony Financial
3.95%, 12/01/27 (a)	300,000	323,607
5.15%, 03/19/29 (a)	110,000	127,510
Toronto-Dominion Bank
3.63%, 09/15/31 (a)(b)	250,000	274,203
Truist Bank
2.25%, 03/11/30 (a)	500,000	488,870
Truist Financial Corp.
1.13%, 08/03/27 (a)	200,000	191,858
3.88%, 03/19/29 (a)	50,000	55,691
1.95%, 06/05/30 (a)	50,000	48,468
US Bancorp
3.10%, 04/27/26 (a)	150,000	161,786
2.38%, 07/22/26 (a)	150,000	157,127
3.15%, 04/27/27 (a)	370,000	401,002
3.90%, 04/26/28 (a)	200,000	224,652
3.00%, 07/30/29 (a)	375,000	394,151
1.38%, 07/22/30 (a)	150,000	138,854
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	53,695
Wells Fargo & Co.
3.00%, 04/22/26	475,000	508,307
4.10%, 06/03/26	550,000	612,359
7.57%, 08/01/26	125,000	159,798
3.00%, 10/23/26	850,000	909,908
3.20%, 06/17/27 (a)(b)	500,000	536,340
4.30%, 07/22/27	850,000	962,319
3.58%, 05/22/28 (a)(b)	550,000	600,407
2.39%, 06/02/28 (a)(b)	350,000	358,851
4.15%, 01/24/29 (a)	652,000	735,482
2.88%, 10/30/30 (a)(b)	900,000	928,134
2.57%, 02/11/31 (a)(b)	500,000	503,000
4.48%, 04/04/31 (a)(b)	300,000	345,243
Westpac Banking Corp.
2.85%, 05/13/26	450,000	480,604
2.70%, 08/19/26	100,000	106,335
3.35%, 03/08/27	300,000	329,505
3.40%, 01/25/28	350,000	384,030
2.65%, 01/16/30	70,000	72,947
4.32%, 11/23/31 (a)(b)	100,000	110,432
4.11%, 07/24/34 (a)(b)	225,000	240,617
2.67%, 11/15/35 (a)(b)	250,000	238,028
		86,555,705
Brokerage/Asset Managers/Exchanges 1.5%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	52,150
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	50,000	53,330
BlackRock, Inc.
3.20%, 03/15/27	300,000	329,367
3.25%, 04/30/29 (a)	250,000	271,347
2.40%, 04/30/30 (a)	150,000	152,370
1.90%, 01/28/31 (a)	250,000	242,525
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	25,000	28,144
3.90%, 01/25/28 (a)	140,000	154,167
4.85%, 03/29/29 (a)	175,000	202,739
4.35%, 04/15/30 (a)	360,000	406,181
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	164,886
1.63%, 12/15/30 (a)	150,000	139,929
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	198,680
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	111,500
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	275,000	304,813
Eaton Vance Corp.
3.50%, 04/06/27 (a)	125,000	135,747
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	100,000	92,725
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	108,488
3.75%, 09/21/28 (a)	116,000	128,033
2.10%, 06/15/30 (a)	400,000	385,328
Jefferies Group LLC
6.45%, 06/08/27	100,000	124,692
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	150,000	172,716
4.15%, 01/23/30	80,000	88,259
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	27,005
4.50%, 09/19/28 (a)	250,000	283,162
4.38%, 03/11/29 (a)	10,000	11,157
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	165,777
1.65%, 01/15/31 (a)	200,000	183,262
Nomura Holdings, Inc.
2.68%, 07/16/30	400,000	391,832
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	233,718
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	108,119
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (a)(d)	150,000	163,191
2.75%, 10/01/29 (a)(d)	25,000	26,009
The Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	125,000	136,220
3.20%, 01/25/28 (a)(d)	75,000	81,232
4.00%, 02/01/29 (a)(d)	50,000	56,496
3.25%, 05/22/29 (a)(d)	30,000	32,373
4.63%, 03/22/30 (a)(d)	100,000	118,497
		6,066,166
Finance Companies 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26 (a)	150,000	162,957
3.65%, 07/21/27 (a)	300,000	314,295
3.88%, 01/23/28 (a)	150,000	157,281
Air Lease Corp.
3.75%, 06/01/26 (a)	150,000	160,339
3.63%, 04/01/27 (a)	100,000	105,723
3.63%, 12/01/27 (a)	100,000	105,296
4.63%, 10/01/28 (a)	250,000	275,337
3.25%, 10/01/29 (a)	35,000	35,221
3.00%, 02/01/30 (a)	75,000	73,561
3.13%, 12/01/30 (a)	150,000	147,129

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aircastle Ltd.
4.25%, 06/15/26 (a)	25,000	26,339
GATX Corp.
3.25%, 09/15/26 (a)	250,000	268,770
3.85%, 03/30/27 (a)	50,000	55,286
3.50%, 03/15/28 (a)	25,000	26,987
4.55%, 11/07/28 (a)	50,000	57,417
4.70%, 04/01/29 (a)	125,000	144,073
GE Capital Funding LLC
4.05%, 05/15/27 (a)(c)	250,000	278,980
4.40%, 05/15/30 (a)(c)	650,000	737,646
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	97,916
Main Street Capital Corp.
3.00%, 07/14/26 (a)	150,000	149,095
Owl Rock Capital Corp.
3.40%, 07/15/26 (a)	250,000	253,460
		3,633,108
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	150,000	145,977
ORIX Corp.
3.70%, 07/18/27	85,000	94,486
2.25%, 03/09/31	100,000	96,785
		337,248
Insurance 4.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	226,466
Aflac, Inc.
2.88%, 10/15/26 (a)	50,000	53,554
3.60%, 04/01/30 (a)	200,000	219,036
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	107,925
Allstate Corp.
3.28%, 12/15/26 (a)	150,000	165,102
1.45%, 12/15/30 (a)	150,000	138,125
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	111,594
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	108,423
5.25%, 04/02/30 (a)	50,000	59,602
American International Group, Inc.
3.90%, 04/01/26 (a)	350,000	386,487
4.20%, 04/01/28 (a)	50,000	56,265
4.25%, 03/15/29 (a)	200,000	225,534
3.40%, 06/30/30 (a)	325,000	346,128
5.75%, 04/01/48 (a)(b)	150,000	167,811
Anthem, Inc.
3.65%, 12/01/27 (a)	381,000	420,647
4.10%, 03/01/28 (a)	200,000	225,126
2.88%, 09/15/29 (a)	110,000	114,263
2.25%, 05/15/30 (a)	300,000	295,278
2.55%, 03/15/31 (a)	200,000	200,354
Aon Corp.
8.21%, 01/01/27	100,000	131,265
4.50%, 12/15/28 (a)	150,000	172,254
3.75%, 05/02/29 (a)	100,000	110,202
2.80%, 05/15/30 (a)	200,000	204,670
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	50,000	56,462
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	68,599
3.70%, 02/22/30 (a)	50,000	53,326
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	163,317
6.15%, 04/03/30 (a)	100,000	122,154
3.50%, 01/15/31 (a)	150,000	154,237
AXA S.A.
8.60%, 12/15/30	250,000	382,825
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	107,847
4.90%, 01/15/40 (a)(b)	100,000	102,694
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	167,550
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	175,000	170,950
1.45%, 10/15/30 (a)	200,000	187,590
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	225,000	238,149
5.63%, 05/15/30 (a)	150,000	175,771
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	35,000	39,335
2.38%, 03/15/31 (a)	100,000	96,328
Chubb INA Holdings, Inc.
3.35%, 05/03/26 (a)	350,000	381,629
1.38%, 09/15/30 (a)	250,000	229,000
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	109,320
3.90%, 05/01/29 (a)	50,000	55,331
2.05%, 08/15/30 (a)	50,000	47,553
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	86,902
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	112,421
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	400,000	447,756
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	55,795
4.63%, 04/29/30 (a)	150,000	163,765
3.38%, 03/03/31 (a)(c)	100,000	99,725
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	169,050
3.40%, 06/15/30 (a)	100,000	104,881
First American Financial Corp.
4.00%, 05/15/30 (a)	75,000	81,124
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	57,642
2.15%, 08/15/30 (a)	200,000	192,238
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	49,129
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	200,000	207,666
Humana, Inc.
3.95%, 03/15/27 (a)	50,000	55,820
3.13%, 08/15/29 (a)	200,000	209,078
4.88%, 04/01/30 (a)	50,000	58,897
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	47,934
Lincoln National Corp.
3.80%, 03/01/28 (a)	175,000	193,683
3.05%, 01/15/30 (a)	150,000	156,196
Loews Corp.
3.75%, 04/01/26 (a)	200,000	220,810
3.20%, 05/15/30 (a)	50,000	53,064

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Manulife Financial Corp.
2.48%, 05/19/27 (a)	150,000	155,839
4.06%, 02/24/32 (a)(b)	100,000	110,219
Markel Corp.
3.50%, 11/01/27 (a)	75,000	81,992
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	250,000	287,310
2.25%, 11/15/30 (a)	335,000	329,590
Mercury General Corp.
4.40%, 03/15/27 (a)	275,000	310,310
MetLife, Inc.
4.55%, 03/23/30 (a)	250,000	291,955
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	55,639
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	45,000	49,199
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	107,897
3.70%, 05/15/29 (a)	65,000	71,490
2.13%, 06/15/30 (a)	50,000	48,271
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	125,000	141,238
2.10%, 03/10/30 (a)	150,000	148,865
4.50%, 09/15/47 (a)(b)	100,000	106,635
5.70%, 09/15/48 (a)(b)	250,000	286,632
3.70%, 10/01/50 (a)(b)	50,000	50,520
Prudential PLC
3.13%, 04/14/30	250,000	263,975
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	30,000	33,473
3.90%, 05/15/29 (a)	250,000	274,442
3.15%, 06/15/30 (a)	50,000	51,951
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	150,000	162,349
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	54,121
The Progressive Corp.
2.45%, 01/15/27	150,000	158,082
4.00%, 03/01/29 (a)	150,000	170,511
3.20%, 03/26/30 (a)	100,000	108,008
UnitedHealth Group, Inc.
3.45%, 01/15/27	100,000	110,917
3.38%, 04/15/27	150,000	165,000
2.95%, 10/15/27	200,000	215,412
3.85%, 06/15/28	225,000	253,111
3.88%, 12/15/28	150,000	169,293
2.88%, 08/15/29	225,000	238,493
2.00%, 05/15/30	300,000	295,278
Unum Group
4.00%, 06/15/29 (a)	100,000	108,612
Voya Financial, Inc.
3.65%, 06/15/26	50,000	55,461
4.70%, 01/23/48 (a)(b)	25,000	25,478
Willis North America, Inc.
4.50%, 09/15/28 (a)	175,000	199,346
2.95%, 09/15/29 (a)	200,000	207,944
		16,134,512
REITs 5.1%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 (a)	50,000	55,277
3.95%, 01/15/28 (a)	50,000	55,621
4.50%, 07/30/29 (a)	200,000	229,868
2.75%, 12/15/29 (a)	150,000	153,367
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.70%, 07/01/30 (a)	200,000	232,944
4.90%, 12/15/30 (a)	100,000	118,902
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	75,000	80,595
3.63%, 11/15/27 (a)	50,000	54,646
2.85%, 02/01/30 (a)	50,000	50,108
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	55,046
4.90%, 02/15/29 (a)	30,000	34,310
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	235,000	251,680
2.90%, 10/15/26 (a)	100,000	107,166
3.35%, 05/15/27 (a)	30,000	32,667
3.20%, 01/15/28 (a)	150,000	159,292
2.30%, 03/01/30 (a)	50,000	49,632
2.45%, 01/15/31 (a)	150,000	149,818
Boston Properties LP
2.75%, 10/01/26 (a)	150,000	158,029
4.50%, 12/01/28 (a)	150,000	170,881
3.40%, 06/21/29 (a)	100,000	105,636
2.90%, 03/15/30 (a)	535,000	541,067
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	150,000	160,294
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	200,000	222,104
3.90%, 03/15/27 (a)	125,000	136,201
4.13%, 05/15/29 (a)	75,000	81,380
4.05%, 07/01/30 (a)	100,000	108,090
Camden Property Trust
3.15%, 07/01/29 (a)	175,000	184,964
2.80%, 05/15/30 (a)	200,000	205,210
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	35,000	36,201
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	106,535
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	51,554
2.15%, 11/01/30 (a)	275,000	254,974
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	220,352
4.45%, 07/15/28 (a)	100,000	113,210
3.60%, 07/01/29 (a)	350,000	378,469
Duke Realty LP
3.25%, 06/30/26 (a)	200,000	216,588
4.00%, 09/15/28 (a)	50,000	55,551
2.88%, 11/15/29 (a)	75,000	77,136
1.75%, 07/01/30 (a)	150,000	140,214
1.75%, 02/01/31 (a)	100,000	93,094
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	79,858
3.50%, 03/01/28 (a)	150,000	162,492
4.15%, 12/01/28 (a)	100,000	112,425
3.00%, 07/01/29 (a)	70,000	72,988
2.50%, 02/15/30 (a)	250,000	250,950
Essex Portfolio LP
3.38%, 04/15/26 (a)	70,000	75,860
4.00%, 03/01/29 (a)	175,000	193,588
3.00%, 01/15/30 (a)	50,000	51,291
1.65%, 01/15/31 (a)	200,000	182,838
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	106,260
3.50%, 06/01/30 (a)	175,000	184,656
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	50,000	48,826
2.05%, 03/15/31 (a)	100,000	94,108

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	135,000	147,810
3.10%, 02/15/30 (a)	150,000	154,677
2.00%, 03/15/31 (a)	100,000	93,399
Healthpeak Properties, Inc.
3.25%, 07/15/26 (a)	393,000	425,509
3.50%, 07/15/29 (a)	50,000	53,750
3.00%, 01/15/30 (a)	150,000	154,812
2.88%, 01/15/31 (a)	50,000	50,680
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	109,283
2.60%, 02/01/31 (a)	100,000	97,669
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	150,000	149,201
3.50%, 09/15/30 (a)	100,000	100,604
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	120,000	129,493
4.65%, 04/01/29 (a)	100,000	111,813
3.25%, 01/15/30 (a)	200,000	201,414
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	76,946
3.05%, 02/15/30 (a)	175,000	176,710
Kimco Realty Corp.
2.80%, 10/01/26 (a)	175,000	185,341
3.80%, 04/01/27 (a)	50,000	55,032
1.90%, 03/01/28 (a)	50,000	48,911
2.70%, 10/01/30 (a)	200,000	200,402
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	146,594
Life Storage LP
3.88%, 12/15/27 (a)	70,000	77,544
4.00%, 06/15/29 (a)	180,000	195,219
2.20%, 10/15/30 (a)	150,000	142,320
Mid-America Apartments LP
3.60%, 06/01/27 (a)	300,000	327,462
4.20%, 06/15/28 (a)	100,000	112,218
3.95%, 03/15/29 (a)	140,000	155,043
National Health Investors, Inc.
3.00%, 02/01/31 (a)	125,000	117,620
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	250,000	271,445
3.50%, 10/15/27 (a)	100,000	107,720
4.30%, 10/15/28 (a)	50,000	55,922
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	400,000	408,964
Physicians Realty LP
4.30%, 03/15/27 (a)	50,000	54,961
3.95%, 01/15/28 (a)	50,000	53,322
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	48,989
Prologis LP
3.25%, 10/01/26 (a)	79,000	86,676
2.13%, 04/15/27 (a)	100,000	102,337
2.25%, 04/15/30 (a)	350,000	345,429
1.63%, 03/15/31 (a)	200,000	185,982
Public Storage
3.09%, 09/15/27 (a)	100,000	108,497
3.39%, 05/01/29 (a)	100,000	109,449
Realty Income Corp.
4.13%, 10/15/26 (a)	250,000	282,895
3.65%, 01/15/28 (a)	200,000	218,416
3.25%, 01/15/31 (a)	150,000	158,698
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	81,263
2.95%, 09/15/29 (a)	50,000	51,029
3.70%, 06/15/30 (a)	150,000	161,340
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	105,891
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	100,000	93,590
Sabra Health Care LP
3.90%, 10/15/29 (a)	90,000	92,318
Simon Property Group LP
3.25%, 11/30/26 (a)	100,000	107,703
3.38%, 06/15/27 (a)	100,000	107,866
3.38%, 12/01/27 (a)	350,000	376,936
2.45%, 09/13/29 (a)	350,000	346,822
2.65%, 07/15/30 (a)	150,000	149,619
2.20%, 02/01/31 (a)	100,000	95,702
SITE Centers Corp.
4.70%, 06/01/27 (a)	226,000	247,280
Spirit Realty LP
4.45%, 09/15/26 (a)	34,000	37,735
3.20%, 01/15/27 (a)	75,000	78,374
4.00%, 07/15/29 (a)	200,000	217,054
3.20%, 02/15/31 (a)	150,000	150,759
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	77,183
2.75%, 11/18/30 (a)	175,000	171,465
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	51,382
3.88%, 07/15/27 (a)	75,000	79,121
UDR, Inc.
2.95%, 09/01/26 (a)	175,000	186,765
3.50%, 01/15/28 (a)	50,000	53,573
4.40%, 01/26/29 (a)	100,000	112,932
3.20%, 01/15/30 (a)	50,000	52,620
Ventas Realty LP
3.25%, 10/15/26 (a)	125,000	134,529
3.85%, 04/01/27 (a)	45,000	49,756
4.00%, 03/01/28 (a)	21,000	23,223
4.40%, 01/15/29 (a)	300,000	336,159
3.00%, 01/15/30 (a)	145,000	147,962
4.75%, 11/15/30 (a)	50,000	57,920
VEREIT Operating Partnership LP
4.88%, 06/01/26 (a)	50,000	57,338
3.95%, 08/15/27 (a)	275,000	302,332
3.40%, 01/15/28 (a)	50,000	52,901
2.20%, 06/15/28 (a)	125,000	122,905
3.10%, 12/15/29 (a)	120,000	122,862
Welltower, Inc.
4.25%, 04/01/26 (a)	135,000	151,755
2.70%, 02/15/27 (a)	300,000	313,176
4.25%, 04/15/28 (a)	200,000	222,702
4.13%, 03/15/29 (a)	100,000	110,585
3.10%, 01/15/30 (a)	50,000	51,534
2.75%, 01/15/31 (a)	150,000	149,986
WP Carey, Inc.
3.85%, 07/15/29 (a)	230,000	248,768
		19,844,706
		132,571,445

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 58.6%
Basic Industry 2.7%
Air Products and Chemicals, Inc.
1.85%, 05/15/27 (a)	250,000	252,947
2.05%, 05/15/30 (a)	50,000	49,333
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	202,354
Cabot Corp.
4.00%, 07/01/29 (a)	100,000	105,541
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	215,932
Dow Chemical Co.
3.63%, 05/15/26 (a)	25,000	27,436
4.80%, 11/30/28 (a)	90,000	105,624
7.38%, 11/01/29	50,000	68,150
2.10%, 11/15/30 (a)	500,000	482,905
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	420,000	488,771
Eastman Chemical Co.
4.50%, 12/01/28 (a)	125,000	143,456
Ecolab, Inc.
2.70%, 11/01/26 (a)	225,000	239,776
3.25%, 12/01/27 (a)	25,000	27,215
4.80%, 03/24/30 (a)	125,000	149,306
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	100,000	99,968
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	175,000	199,796
FMC Corp.
3.20%, 10/01/26 (a)	50,000	53,854
3.45%, 10/01/29 (a)	50,000	53,113
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	138,676
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	113,765
Kinross Gold Corp.
4.50%, 07/15/27 (a)	275,000	310,307
Linde, Inc.
1.10%, 08/10/30 (a)	150,000	136,668
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	81,450
LYB International Finance III LLC
3.38%, 05/01/30 (a)	100,000	106,123
2.25%, 10/01/30 (a)	275,000	266,552
Mosaic Co.
4.05%, 11/15/27 (a)	50,000	55,610
Newmont Corp.
2.80%, 10/01/29 (a)	325,000	334,607
2.25%, 10/01/30 (a)	25,000	24,378
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	111,813
2.70%, 06/01/30 (a)	125,000	127,984
Nutrien Ltd.
4.00%, 12/15/26 (a)	75,000	84,071
4.20%, 04/01/29 (a)	175,000	197,244
2.95%, 05/13/30 (a)	100,000	103,474
Packaging Corp. of America
3.00%, 12/15/29 (a)	185,000	193,312
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	196,268
2.80%, 08/15/29 (a)	75,000	78,224
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	50,000	48,109
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50,000	67,182
Rohm & Haas Co.
7.85%, 07/15/29	200,000	269,022
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	165,304
4.55%, 03/01/29 (a)	50,000	56,389
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	225,000	245,538
2.95%, 08/15/29 (a)	235,000	244,875
2.30%, 05/15/30 (a)	200,000	197,312
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	170,000	178,932
1.65%, 10/15/27 (a)	50,000	49,050
3.45%, 04/15/30 (a)	75,000	80,380
3.25%, 01/15/31 (a)	100,000	105,925
Suzano Austria GmbH
6.00%, 01/15/29 (a)	400,000	470,896
5.00%, 01/15/30 (a)	400,000	442,096
3.75%, 01/15/31 (a)	100,000	103,278
Teck Resources Ltd.
3.90%, 07/15/30 (a)	100,000	104,506
Vale Overseas Ltd.
6.25%, 08/10/26	315,000	374,387
3.75%, 07/08/30 (a)	350,000	366,831
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	275,000	297,682
3.38%, 06/15/30 (a)	100,000	104,196
WestRock MWV LLC
8.20%, 01/15/30	50,000	68,335
Weyerhaeuser Co.
6.95%, 10/01/27	25,000	32,017
4.00%, 11/15/29 (a)	175,000	195,377
4.00%, 04/15/30 (a)	175,000	194,372
WRKCo, Inc.
3.38%, 09/15/27 (a)	75,000	81,454
4.00%, 03/15/28 (a)	75,000	83,221
3.90%, 06/01/28 (a)	225,000	248,328
4.90%, 03/15/29 (a)	200,000	234,460
		10,735,457
Capital Goods 6.1%
3M Co.
2.25%, 09/19/26 (a)	200,000	209,844
2.88%, 10/15/27 (a)	150,000	161,237
3.63%, 09/14/28 (a)	50,000	55,755
3.38%, 03/01/29 (a)	200,000	218,952
2.38%, 08/26/29 (a)	300,000	306,558
3.05%, 04/15/30 (a)	150,000	160,025
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	71,398
Allegion PLC
3.50%, 10/01/29 (a)	50,000	52,581
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	65,000	74,246
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	249,650
Amphenol Corp.
4.35%, 06/01/29 (a)	200,000	227,630
2.80%, 02/15/30 (a)	225,000	231,113

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Avery Dennison Corp.
4.88%, 12/06/28 (a)	95,000	111,051
2.65%, 04/30/30 (a)	125,000	125,811
Boeing Co.
3.10%, 05/01/26 (a)	125,000	130,801
2.25%, 06/15/26 (a)	50,000	50,168
2.70%, 02/01/27 (a)	170,000	172,798
2.80%, 03/01/27 (a)	125,000	127,446
5.04%, 05/01/27 (a)	300,000	342,282
3.25%, 02/01/28 (a)	350,000	362,894
3.25%, 03/01/28 (a)	140,000	144,427
3.45%, 11/01/28 (a)	50,000	51,822
3.20%, 03/01/29 (a)	120,000	121,912
2.95%, 02/01/30 (a)	125,000	123,771
5.15%, 05/01/30 (a)	925,000	1,065,961
3.63%, 02/01/31 (a)	300,000	313,971
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	221,240
2.75%, 03/01/30 (a)	75,000	75,608
Carrier Global Corp.
2.49%, 02/15/27 (a)	75,000	77,687
2.72%, 02/15/30 (a)	350,000	353,741
2.70%, 02/15/31 (a)(c)	250,000	250,560
Caterpillar, Inc.
2.60%, 09/19/29 (a)	180,000	186,073
2.60%, 04/09/30 (a)	200,000	205,430
1.90%, 03/12/31 (a)	100,000	96,363
CNH Industrial NV
3.85%, 11/15/27 (a)	140,000	155,460
Deere & Co.
5.38%, 10/16/29	50,000	62,657
3.10%, 04/15/30 (a)	475,000	509,200
Dover Corp.
2.95%, 11/04/29 (a)	75,000	78,811
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	25,000	25,768
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	162,063
Emerson Electric Co.
0.88%, 10/15/26 (a)	300,000	291,411
1.80%, 10/15/27 (a)	200,000	201,056
Flowserve Corp.
3.50%, 10/01/30 (a)	100,000	101,868
Fortive Corp.
3.15%, 06/15/26 (a)	295,000	318,839
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	25,000	26,177
General Dynamics Corp.
3.50%, 04/01/27 (a)	400,000	442,656
3.75%, 05/15/28 (a)	100,000	111,679
3.63%, 04/01/30 (a)	175,000	193,968
General Electric Co.
3.45%, 05/01/27 (a)	250,000	271,747
3.63%, 05/01/30 (a)	300,000	323,199
Honeywell International, Inc.
2.50%, 11/01/26 (a)	110,000	116,956
2.70%, 08/15/29 (a)	75,000	78,614
1.95%, 06/01/30 (a)	500,000	492,980
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	53,667
2.30%, 03/15/31 (a)	75,000	73,393
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	54,177
4.20%, 05/01/30 (a)	100,000	111,524
Security Rate, Maturity Date	Face Amount ($)	Value ($)
IDEX Corp.
3.00%, 05/01/30 (a)	50,000	51,482
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	125,000	133,501
John Deere Capital Corp.
2.65%, 06/10/26	150,000	159,837
2.25%, 09/14/26	150,000	157,097
1.75%, 03/09/27	50,000	50,586
2.80%, 09/08/27	135,000	144,360
3.05%, 01/06/28	50,000	53,690
1.50%, 03/06/28	200,000	194,930
3.45%, 03/07/29	20,000	22,003
2.80%, 07/18/29	65,000	68,227
2.45%, 01/09/30	140,000	143,016
Johnson Controls International plc
1.75%, 09/15/30 (a)	100,000	93,893
Kennametal, Inc.
4.63%, 06/15/28 (a)	175,000	195,382
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	100,000	110,855
4.40%, 06/15/28 (a)	225,000	255,613
4.40%, 06/15/28 (a)	150,000	170,110
2.90%, 12/15/29 (a)	175,000	180,873
1.80%, 01/15/31 (a)	50,000	46,931
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	53,590
4.40%, 03/15/29 (a)	50,000	55,899
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	49,339
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	100,000	97,556
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	100,000	109,263
3.50%, 12/15/27 (a)	72,000	78,972
Masco Corp.
3.50%, 11/15/27 (a)	250,000	273,735
2.00%, 10/01/30 (a)	250,000	238,735
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	40,000	43,028
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	550,000	594,891
3.25%, 01/15/28 (a)	165,000	176,878
4.40%, 05/01/30 (a)	250,000	288,435
nVent Finance Sarl
4.55%, 04/15/28 (a)	115,000	121,823
Oshkosh Corp.
3.10%, 03/01/30 (a)	50,000	51,728
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	350,000	359,471
2.57%, 02/15/30 (a)	120,000	121,001
Owens Corning
3.40%, 08/15/26 (a)	100,000	108,371
3.88%, 06/01/30 (a)	150,000	164,434
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	65,000
3.25%, 06/14/29 (a)	125,000	133,699
Pentair Finance Sarl
4.50%, 07/01/29 (a)	50,000	57,158
Raytheon Technologies Corp.
2.65%, 11/01/26 (a)	150,000	160,008
3.50%, 03/15/27 (a)	200,000	219,088
3.13%, 05/04/27 (a)	125,000	134,546
6.70%, 08/01/28	20,000	25,847
4.13%, 11/16/28 (a)	575,000	647,881

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.50%, 09/15/29	200,000	275,000
2.25%, 07/01/30 (a)	200,000	197,388
Republic Services, Inc.
2.90%, 07/01/26 (a)	100,000	106,817
3.38%, 11/15/27 (a)	15,000	16,387
3.95%, 05/15/28 (a)	175,000	195,459
2.30%, 03/01/30 (a)	175,000	174,004
1.45%, 02/15/31 (a)	200,000	182,844
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	55,283
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	300,000	333,288
1.40%, 09/15/27 (a)	100,000	96,719
4.20%, 09/15/28 (a)	200,000	225,584
2.95%, 09/15/29 (a)	225,000	234,776
2.00%, 06/30/30 (a)	50,000	47,807
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	81,347
Sonoco Products Co.
3.13%, 05/01/30 (a)	150,000	155,565
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	50,000	57,419
2.30%, 03/15/30 (a)	300,000	301,608
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	199,186
Textron, Inc.
3.65%, 03/15/27 (a)	50,000	54,150
3.90%, 09/17/29 (a)	75,000	81,866
3.00%, 06/01/30 (a)	250,000	256,335
Timken Co.
4.50%, 12/15/28 (a)	75,000	80,805
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	390,000	429,374
Vulcan Materials Co.
3.90%, 04/01/27 (a)	250,000	281,362
3.50%, 06/01/30 (a)	100,000	107,563
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	84,688
3.50%, 05/01/29 (a)	50,000	54,022
2.60%, 02/01/30 (a)	50,000	50,404
Waste Management, Inc.
3.15%, 11/15/27 (a)	155,000	168,121
1.15%, 03/15/28 (a)	400,000	379,136
1.50%, 03/15/31 (a)	100,000	92,417
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	385,000	415,307
4.95%, 09/15/28 (a)(e)(f)	275,000	313,813
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	54,341
1.95%, 01/30/28 (a)	200,000	199,950
2.25%, 01/30/31 (a)	100,000	98,078
		23,789,651
Communications 8.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	175,000	191,685
1.35%, 09/15/30 (a)	125,000	113,131
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	214,900
2.88%, 05/07/30 (a)	200,000	203,988
American Tower Corp.
3.38%, 10/15/26 (a)	125,000	135,098
3.13%, 01/15/27 (a)	175,000	186,606
3.55%, 07/15/27 (a)	200,000	217,096
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 01/15/28 (a)	100,000	108,698
1.50%, 01/31/28 (a)	200,000	191,326
3.95%, 03/15/29 (a)	250,000	275,297
3.80%, 08/15/29 (a)	275,000	299,942
2.90%, 01/15/30 (a)	185,000	189,255
2.10%, 06/15/30 (a)	150,000	143,489
1.88%, 10/15/30 (a)	150,000	140,514
AT&T, Inc.
2.95%, 07/15/26 (a)	190,000	204,146
3.80%, 02/15/27 (a)	395,000	436,736
4.25%, 03/01/27 (a)	200,000	225,022
2.30%, 06/01/27 (a)	675,000	689,148
1.65%, 02/01/28 (a)	300,000	291,222
4.10%, 02/15/28 (a)	200,000	224,202
4.35%, 03/01/29 (a)	700,000	791,882
4.30%, 02/15/30 (a)	275,000	309,983
2.55%, 12/01/33 (a)(c)	57,000	54,155
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	235,692
9.63%, 12/15/30 (e)(f)	600,000	929,094
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	320,000	347,056
4.20%, 03/15/28 (a)	200,000	220,954
5.05%, 03/30/29 (a)	200,000	230,574
Comcast Corp.
2.35%, 01/15/27 (a)	400,000	416,844
3.30%, 02/01/27 (a)	325,000	354,728
3.30%, 04/01/27 (a)	100,000	109,203
3.15%, 02/15/28 (a)	275,000	297,143
3.55%, 05/01/28 (a)	100,000	110,438
4.15%, 10/15/28 (a)	342,000	391,559
2.65%, 02/01/30 (a)	525,000	538,923
3.40%, 04/01/30 (a)	450,000	487,336
4.25%, 10/15/30 (a)	600,000	692,952
1.50%, 02/15/31 (a)	250,000	231,805
Crown Castle International Corp.
3.70%, 06/15/26 (a)	250,000	273,345
1.05%, 07/15/26 (a)	250,000	242,093
3.65%, 09/01/27 (a)	350,000	383,036
3.80%, 02/15/28 (a)	75,000	81,830
4.30%, 02/15/29 (a)	75,000	84,033
3.10%, 11/15/29 (a)	50,000	51,659
3.30%, 07/01/30 (a)	200,000	209,286
2.25%, 01/15/31 (a)	250,000	239,833
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	800,000	1,187,616
Discovery Communications LLC
3.95%, 03/20/28 (a)	200,000	218,696
4.13%, 05/15/29 (a)	250,000	276,070
3.63%, 05/15/30 (a)	250,000	267,665
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	94,521
Fox Corp.
4.71%, 01/25/29 (a)	425,000	490,560
3.50%, 04/08/30 (a)	150,000	159,980
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	114,792
4.75%, 03/30/30 (a)	150,000	174,323
Koninklijke KPN N.V.
8.38%, 10/01/30	50,000	70,011
Moody's Corp.
3.25%, 01/15/28 (a)	75,000	80,666
4.25%, 02/01/29 (a)	50,000	56,844

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	150,000	148,866
4.20%, 06/01/30 (a)	200,000	225,128
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	125,000	137,201
Orange S.A.
9.00%, 03/01/31	450,000	696,145
RELX Capital, Inc.
4.00%, 03/18/29 (a)	235,000	260,481
3.00%, 05/22/30 (a)	200,000	207,972
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	50,000	52,946
S&P Global, Inc.
2.95%, 01/22/27 (a)	50,000	53,445
1.25%, 08/15/30 (a)	300,000	274,614
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)(c)	1,100,000	1,202,234
2.05%, 02/15/28 (a)	500,000	490,830
3.88%, 04/15/30 (a)(c)	1,450,000	1,574,207
2.55%, 02/15/31 (a)(c)	100,000	97,822
TCI Communications, Inc.
7.13%, 02/15/28	265,000	348,888
Telefonica Emisiones S.A.
4.10%, 03/08/27	300,000	335,694
Telefonica Europe BV
8.25%, 09/15/30	250,000	356,650
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	106,541
3.70%, 09/15/27 (a)	75,000	83,421
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	150,000	162,299
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	300,000	306,948
Verizon Communications, Inc.
2.63%, 08/15/26	300,000	316,995
4.13%, 03/16/27	625,000	708,100
3.00%, 03/22/27 (a)	200,000	213,858
2.10%, 03/22/28 (a)	400,000	401,480
4.33%, 09/21/28	685,000	784,784
3.88%, 02/08/29 (a)	225,000	251,383
4.02%, 12/03/29 (a)	850,000	951,184
3.15%, 03/22/30 (a)	325,000	342,719
1.50%, 09/18/30 (a)	50,000	46,018
1.68%, 10/30/30 (a)(c)	800,000	743,488
7.75%, 12/01/30	375,000	541,927
1.75%, 01/20/31 (a)	500,000	465,975
2.55%, 03/21/31 (a)	300,000	299,769
ViacomCBS, Inc.
2.90%, 01/15/27 (a)	200,000	210,260
3.38%, 02/15/28 (a)	200,000	212,962
3.70%, 06/01/28 (a)	50,000	54,275
4.20%, 06/01/29 (a)	100,000	111,438
7.88%, 07/30/30	100,000	139,818
4.95%, 01/15/31 (a)	250,000	295,660
Vodafone Group PLC
4.38%, 05/30/28	515,000	592,054
7.88%, 02/15/30	200,000	282,036
Walt Disney Co.
3.38%, 11/15/26 (a)	350,000	383,533
3.70%, 03/23/27	100,000	111,466
2.20%, 01/13/28	200,000	204,250
2.00%, 09/01/29 (a)	550,000	543,521
3.80%, 03/22/30	450,000	501,831
2.65%, 01/13/31	100,000	102,203
		33,124,000
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Cyclical 7.1%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	49,269
3.90%, 04/15/30 (a)	75,000	81,533
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	536,580
2.13%, 02/09/31 (a)	250,000	237,997
Amazon.com, Inc.
1.20%, 06/03/27 (a)	200,000	196,008
3.15%, 08/22/27 (a)	775,000	848,160
1.50%, 06/03/30 (a)	425,000	405,076
American Honda Finance Corp.
2.30%, 09/09/26	150,000	156,294
2.35%, 01/08/27	229,000	237,365
3.50%, 02/15/28	41,000	44,966
1.80%, 01/13/31	200,000	188,724
Aptiv PLC
4.35%, 03/15/29 (a)	75,000	84,451
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	54,480
4.75%, 06/01/30 (a)	100,000	115,367
AutoZone, Inc.
3.13%, 04/21/26 (a)	250,000	268,985
3.75%, 06/01/27 (a)	25,000	27,662
3.75%, 04/18/29 (a)	225,000	244,870
4.00%, 04/15/30 (a)	50,000	55,429
1.65%, 01/15/31 (a)	200,000	184,012
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	57,147
1.95%, 10/01/30 (a)	50,000	47,200
Block Financial LLC
3.88%, 08/15/30 (a)	150,000	154,833
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	175,000	191,516
4.50%, 04/13/27 (a)	200,000	232,296
3.55%, 03/15/28 (a)	75,000	81,942
4.63%, 04/13/30 (a)	325,000	378,267
BorgWarner, Inc.
2.65%, 07/01/27 (a)	125,000	129,998
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	31,574
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	81,626
1.38%, 06/20/27 (a)	150,000	149,673
1.60%, 04/20/30 (a)	625,000	598,794
Cummins, Inc.
1.50%, 09/01/30 (a)	250,000	232,860
Daimler Finance North America LLC
8.50%, 01/18/31	250,000	370,752
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	150,000	163,392
Dollar General Corp.
3.88%, 04/15/27 (a)	200,000	222,648
4.13%, 05/01/28 (a)	50,000	56,128
3.50%, 04/03/30 (a)	300,000	324,030
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	275,000	309,284
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	97,366
eBay, Inc.
2.70%, 03/11/30 (a)	225,000	227,506
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	250,423
3.80%, 02/15/28 (a)	175,000	185,262

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 02/15/30 (a)	125,000	126,650
2.95%, 03/15/31 (a)(c)	100,000	98,660
General Motors Co.
4.20%, 10/01/27 (a)	275,000	303,196
6.80%, 10/01/27 (a)	400,000	497,876
5.00%, 10/01/28 (a)	30,000	34,429
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	300,000	328,797
4.35%, 01/17/27 (a)	100,000	111,117
5.65%, 01/17/29 (a)	100,000	119,318
3.60%, 06/21/30 (a)	300,000	316,821
2.35%, 01/08/31 (a)	100,000	95,577
Genuine Parts Co.
1.88%, 11/01/30 (a)	150,000	138,522
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	200,000	224,784
5.75%, 06/01/28 (a)	80,000	92,517
5.30%, 01/15/29 (a)	300,000	337,596
4.00%, 01/15/30 (a)	125,000	130,680
4.00%, 01/15/31 (a)	50,000	51,780
Home Depot, Inc.
3.00%, 04/01/26 (a)	225,000	243,655
2.13%, 09/15/26 (a)	250,000	261,237
2.50%, 04/15/27 (a)	350,000	369,260
2.80%, 09/14/27 (a)	455,000	488,233
0.90%, 03/15/28 (a)	100,000	95,558
3.90%, 12/06/28 (a)	100,000	114,718
2.95%, 06/15/29 (a)	94,000	99,880
2.70%, 04/15/30 (a)	200,000	208,688
1.38%, 03/15/31 (a)	250,000	231,927
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	60,000	64,582
5.75%, 04/23/30 (a)	225,000	263,059
IHS Markit Ltd.
4.25%, 05/01/29 (a)	25,000	28,221
JD.com, Inc.
3.88%, 04/29/26	200,000	217,038
3.38%, 01/14/30 (a)	200,000	205,816
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	150,000	156,550
3.90%, 08/08/29 (a)	225,000	231,415
Lear Corp.
3.80%, 09/15/27 (a)	60,000	65,519
4.25%, 05/15/29 (a)	25,000	27,724
3.50%, 05/30/30 (a)	50,000	52,423
Lennar Corp.
5.25%, 06/01/26 (a)	100,000	114,996
5.00%, 06/15/27 (a)	50,000	57,621
4.75%, 11/29/27 (a)	200,000	230,154
Lowe's Cos., Inc.
2.50%, 04/15/26 (a)	275,000	289,569
3.10%, 05/03/27 (a)	75,000	80,827
1.30%, 04/15/28 (a)	200,000	190,346
6.50%, 03/15/29	197,000	253,961
3.65%, 04/05/29 (a)	200,000	219,028
4.50%, 04/15/30 (a)	175,000	202,718
1.70%, 10/15/30 (a)	475,000	445,056
Magna International, Inc.
2.45%, 06/15/30 (a)	250,000	251,422
Marriott International, Inc.
4.00%, 04/15/28 (a)	150,000	160,501
4.65%, 12/01/28 (a)	100,000	112,273
4.63%, 06/15/30 (a)	300,000	335,628
Security Rate, Maturity Date	Face Amount ($)	Value ($)
McDonald's Corp.
3.50%, 03/01/27 (a)	125,000	136,897
3.50%, 07/01/27 (a)	200,000	220,158
3.80%, 04/01/28 (a)	100,000	110,850
2.63%, 09/01/29 (a)	500,000	512,550
2.13%, 03/01/30 (a)	100,000	97,917
3.60%, 07/01/30 (a)	100,000	109,280
NIKE, Inc.
2.38%, 11/01/26 (a)	325,000	341,955
2.75%, 03/27/27 (a)	100,000	106,833
2.85%, 03/27/30 (a)	300,000	316,218
Nordstrom, Inc.
4.38%, 04/01/30 (a)	100,000	102,387
NVR, Inc.
3.00%, 05/15/30 (a)	50,000	51,330
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	300,000	328,974
4.35%, 06/01/28 (a)	100,000	113,558
3.90%, 06/01/29 (a)	50,000	55,045
4.20%, 04/01/30 (a)	125,000	140,865
PulteGroup, Inc.
5.00%, 01/15/27 (a)	250,000	288,567
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	155,161
Ross Stores, Inc.
0.88%, 04/15/26 (a)	50,000	48,423
4.70%, 04/15/27 (a)	14,000	15,978
Sands China Ltd.
5.40%, 08/08/28 (a)	200,000	228,656
4.38%, 06/18/30 (a)	200,000	212,052
Starbucks Corp.
2.45%, 06/15/26 (a)	75,000	78,741
2.00%, 03/12/27 (a)	100,000	102,001
3.50%, 03/01/28 (a)	75,000	81,746
4.00%, 11/15/28 (a)	36,000	40,559
3.55%, 08/15/29 (a)	250,000	273,625
2.25%, 03/12/30 (a)	75,000	74,066
2.55%, 11/15/30 (a)	480,000	482,006
Tapestry, Inc.
4.13%, 07/15/27 (a)	220,000	238,889
Target Corp.
2.50%, 04/15/26	115,000	122,231
3.38%, 04/15/29 (a)	300,000	328,479
2.35%, 02/15/30 (a)	150,000	152,283
TJX Cos., Inc.
2.25%, 09/15/26 (a)	210,000	218,612
3.75%, 04/15/27 (a)	100,000	111,632
1.15%, 05/15/28 (a)	250,000	237,440
3.88%, 04/15/30 (a)	100,000	111,822
Toyota Motor Corp.
2.76%, 07/02/29	100,000	104,449
Toyota Motor Credit Corp.
3.20%, 01/11/27	50,000	54,417
1.15%, 08/13/27	400,000	387,928
3.05%, 01/11/28	150,000	160,608
3.65%, 01/08/29	25,000	27,764
2.15%, 02/13/30	175,000	174,088
3.38%, 04/01/30	450,000	489,339
Tractor Supply Co.
1.75%, 11/01/30 (a)	150,000	139,257
VF Corp.
2.80%, 04/23/27 (a)	50,000	52,797
2.95%, 04/23/30 (a)	150,000	155,562

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	250,000	271,185
3.20%, 04/15/30 (a)	75,000	78,113
Walmart, Inc.
3.05%, 07/08/26 (a)	350,000	380,726
5.88%, 04/05/27	50,000	62,435
3.70%, 06/26/28 (a)	300,000	337,425
3.25%, 07/08/29 (a)	425,000	465,592
2.38%, 09/24/29 (a)	250,000	257,777
7.55%, 02/15/30	75,000	108,278
		28,025,194
Consumer Non-Cyclical 14.7%
Abbott Laboratories
3.75%, 11/30/26 (a)	250,000	280,805
1.15%, 01/30/28 (a)	275,000	264,154
1.40%, 06/30/30 (a)	100,000	93,532
AbbVie, Inc.
3.20%, 05/14/26 (a)	375,000	404,464
2.95%, 11/21/26 (a)	975,000	1,038,463
4.25%, 11/14/28 (a)	300,000	342,249
3.20%, 11/21/29 (a)	825,000	876,661
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	130,000	144,919
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	225,000	241,591
2.10%, 06/04/30 (a)	50,000	48,608
2.30%, 03/12/31 (a)	100,000	97,473
Ahold Finance USA LLC
6.88%, 05/01/29	25,000	33,575
Altria Group, Inc.
2.63%, 09/16/26 (a)	125,000	130,710
4.80%, 02/14/29 (a)	375,000	430,819
3.40%, 05/06/30 (a)	150,000	156,794
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	175,000	190,893
2.80%, 05/15/30 (a)	100,000	102,182
2.70%, 03/15/31 (a)	150,000	149,702
Amgen, Inc.
2.60%, 08/19/26 (a)	350,000	368,123
2.20%, 02/21/27 (a)	300,000	307,497
3.20%, 11/02/27 (a)	375,000	405,694
2.45%, 02/21/30 (a)	125,000	125,973
2.30%, 02/25/31 (a)	50,000	49,475
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	502,321
4.75%, 01/23/29 (a)	795,000	929,919
3.50%, 06/01/30 (a)	650,000	704,483
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	225,000	237,508
3.25%, 03/27/30 (a)	200,000	214,802
Ascension Health
2.53%, 11/15/29 (a)	100,000	102,730
AstraZeneca PLC
0.70%, 04/08/26 (a)	300,000	289,155
3.13%, 06/12/27 (a)	30,000	32,365
4.00%, 01/17/29 (a)	450,000	505,638
1.38%, 08/06/30 (a)	100,000	91,671
Banner Health
2.34%, 01/01/30 (a)	100,000	100,577
1.90%, 01/01/31 (a)	25,000	23,848
BAT Capital Corp.
3.22%, 09/06/26 (a)	300,000	317,436
4.70%, 04/02/27 (a)	100,000	112,735
3.56%, 08/15/27 (a)	700,000	745,416
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.26%, 03/25/28 (a)	225,000	221,490
3.46%, 09/06/29 (a)	500,000	522,530
4.91%, 04/02/30 (a)	50,000	57,094
2.73%, 03/25/31 (a)	100,000	97,286
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	79,813
3.95%, 04/01/30 (a)(c)	175,000	197,230
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	450,000	496,557
2.82%, 05/20/30 (a)	250,000	257,165
1.96%, 02/11/31 (a)	100,000	94,935
Bestfoods
7.25%, 12/15/26	100,000	131,553
Biogen, Inc.
2.25%, 05/01/30 (a)	350,000	339,913
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	54,079
Boston Scientific Corp.
4.00%, 03/01/28 (a)	100,000	112,763
4.00%, 03/01/29 (a)	150,000	166,848
2.65%, 06/01/30 (a)	275,000	277,618
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	200,000	217,984
3.25%, 02/27/27	250,000	273,342
1.13%, 11/13/27 (a)	110,000	106,355
3.45%, 11/15/27 (a)	350,000	385,700
3.90%, 02/20/28 (a)	375,000	421,601
3.40%, 07/26/29 (a)	675,000	738,106
1.45%, 11/13/30 (a)	450,000	420,930
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	250,000	266,525
Campbell Soup Co.
4.15%, 03/15/28 (a)	225,000	253,278
2.38%, 04/24/30 (a)	100,000	98,748
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	200,000	216,652
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	27,180
Cigna Corp.
3.40%, 03/01/27 (a)	100,000	108,688
3.05%, 10/15/27 (a)	200,000	214,126
4.38%, 10/15/28 (a)	925,000	1,059,347
2.40%, 03/15/30 (a)	300,000	297,627
2.38%, 03/15/31 (a)	300,000	295,389
Clorox Co.
3.10%, 10/01/27 (a)	100,000	108,530
3.90%, 05/15/28 (a)	50,000	56,094
1.80%, 05/15/30 (a)	200,000	191,692
Coca-Cola Co.
2.55%, 06/01/26	225,000	239,591
2.25%, 09/01/26	225,000	236,918
3.38%, 03/25/27	250,000	276,655
2.90%, 05/25/27	30,000	32,385
1.45%, 06/01/27	50,000	49,804
1.00%, 03/15/28	250,000	237,595
2.13%, 09/06/29	525,000	527,362
3.45%, 03/25/30	100,000	110,511
1.65%, 06/01/30	325,000	310,505
2.00%, 03/05/31	200,000	195,904
1.38%, 03/15/31	100,000	92,747
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	300,000	302,598
CommonSpirit Health
3.35%, 10/01/29 (a)	270,000	288,784

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	50,000	48,216
4.85%, 11/01/28 (a)	425,000	496,578
8.25%, 09/15/30	100,000	143,332
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	125,000	137,395
3.50%, 05/09/27 (a)	225,000	245,385
4.65%, 11/15/28 (a)	75,000	86,474
3.15%, 08/01/29 (a)	75,000	78,644
2.88%, 05/01/30 (a)	325,000	332,865
CVS Health Corp.
2.88%, 06/01/26 (a)	200,000	212,998
3.00%, 08/15/26 (a)	450,000	481,171
3.63%, 04/01/27 (a)	100,000	110,013
1.30%, 08/21/27 (a)	550,000	529,996
4.30%, 03/25/28 (a)	1,110,000	1,261,237
3.25%, 08/15/29 (a)	400,000	423,864
3.75%, 04/01/30 (a)	350,000	382,263
1.75%, 08/21/30 (a)	550,000	514,503
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	50,000	52,297
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	225,000	230,294
Diageo Capital PLC
2.38%, 10/24/29 (a)	200,000	202,102
2.00%, 04/29/30 (a)	300,000	293,451
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	150,000	169,152
Eli Lilly and Co.
5.50%, 03/15/27	100,000	122,392
3.10%, 05/15/27 (a)	225,000	245,216
3.38%, 03/15/29 (a)	75,000	82,615
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	108,918
2.38%, 12/01/29 (a)	150,000	152,537
2.60%, 04/15/30 (a)	200,000	206,346
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	195,276
General Mills, Inc.
4.20%, 04/17/28 (a)	325,000	368,004
2.88%, 04/15/30 (a)	150,000	155,013
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	450,000	479,124
1.20%, 10/01/27 (a)	50,000	47,945
1.65%, 10/01/30 (a)	150,000	140,951
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	75,000	82,068
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	169,602
Hasbro, Inc.
3.55%, 11/19/26 (a)	50,000	54,022
3.50%, 09/15/27 (a)	130,000	138,996
3.90%, 11/19/29 (a)	280,000	300,446
HCA, Inc.
5.25%, 06/15/26 (a)	300,000	345,510
4.50%, 02/15/27 (a)	200,000	224,632
4.13%, 06/15/29 (a)	425,000	471,100
Hershey Co.
2.30%, 08/15/26 (a)	14,000	14,721
2.45%, 11/15/29 (a)	75,000	76,919
1.70%, 06/01/30 (a)	125,000	119,586
Hormel Foods Corp.
1.80%, 06/11/30 (a)	100,000	96,251
Ingredion, Inc.
2.90%, 06/01/30 (a)	200,000	204,760
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JM Smucker Co.
3.38%, 12/15/27 (a)	125,000	136,089
Johnson & Johnson
2.95%, 03/03/27 (a)	200,000	218,120
0.95%, 09/01/27 (a)	475,000	460,455
2.90%, 01/15/28 (a)	200,000	216,294
6.95%, 09/01/29	12,000	16,680
1.30%, 09/01/30 (a)	450,000	422,748
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	163,953
Kellogg Co.
3.25%, 04/01/26	25,000	27,029
3.40%, 11/15/27 (a)	200,000	217,244
4.30%, 05/15/28 (a)	125,000	142,379
Keurig Dr Pepper, Inc.
2.55%, 09/15/26 (a)	337,000	355,333
3.43%, 06/15/27 (a)	75,000	82,029
4.60%, 05/25/28 (a)	375,000	433,616
3.20%, 05/01/30 (a)	100,000	105,979
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	200,000	194,406
3.95%, 11/01/28 (a)	50,000	56,912
3.20%, 04/25/29 (a)	35,000	37,893
3.10%, 03/26/30 (a)	200,000	215,716
Kroger Co.
2.65%, 10/15/26 (a)	300,000	317,571
4.50%, 01/15/29 (a)	75,000	87,380
2.20%, 05/01/30 (a)	150,000	147,564
1.70%, 01/15/31 (a)	150,000	140,220
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	50,000	54,863
2.95%, 12/01/29 (a)	300,000	309,573
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	350,000	380,250
2.50%, 04/15/30 (a)	50,000	50,102
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	27,988
4.75%, 05/30/29 (a)	250,000	293,292
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	35,000	38,446
Merck & Co., Inc.
3.40%, 03/07/29 (a)	700,000	773,171
1.45%, 06/24/30 (a)	100,000	94,786
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	319,440
Mondelez International, Inc.
2.75%, 04/13/30 (a)	500,000	511,150
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	113,241
Novartis Capital Corp.
2.00%, 02/14/27 (a)	100,000	103,070
3.10%, 05/17/27 (a)	300,000	325,758
2.20%, 08/14/30 (a)	400,000	403,036
PepsiCo, Inc.
2.38%, 10/06/26 (a)	135,000	143,319
2.63%, 03/19/27 (a)	300,000	319,767
3.00%, 10/15/27 (a)	400,000	434,168
2.63%, 07/29/29 (a)	200,000	209,036
2.75%, 03/19/30 (a)	150,000	157,050
1.63%, 05/01/30 (a)	525,000	502,614
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	225,000	238,183
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (a)	200,000	196,352

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pfizer, Inc.
2.75%, 06/03/26	100,000	107,619
3.00%, 12/15/26	400,000	435,976
3.60%, 09/15/28 (a)	300,000	332,796
3.45%, 03/15/29 (a)	250,000	274,755
2.63%, 04/01/30 (a)	300,000	311,403
1.70%, 05/28/30 (a)	350,000	337,375
Pharmacia LLC
6.60%, 12/01/28	100,000	132,193
Philip Morris International, Inc.
0.88%, 05/01/26 (a)	200,000	194,888
3.13%, 08/17/27 (a)	57,000	61,619
3.13%, 03/02/28 (a)	100,000	106,797
3.38%, 08/15/29 (a)	200,000	215,784
2.10%, 05/01/30 (a)	100,000	96,900
1.75%, 11/01/30 (a)	175,000	164,000
Procter & Gamble Co.
2.45%, 11/03/26	25,000	26,554
2.80%, 03/25/27	400,000	431,784
2.85%, 08/11/27	125,000	135,755
3.00%, 03/25/30	300,000	322,776
1.20%, 10/29/30	200,000	185,358
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	175,000	179,146
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	200,000	218,120
4.20%, 06/30/29 (a)	25,000	28,484
2.95%, 06/30/30 (a)	200,000	207,292
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	277,968
Royalty Pharma PLC
1.75%, 09/02/27 (a)(c)	250,000	244,475
2.20%, 09/02/30 (a)(c)	200,000	191,240
Rush Obligated Group
3.92%, 11/15/29 (a)	50,000	55,773
Sanofi
3.63%, 06/19/28 (a)	175,000	195,711
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	450,000	484,375
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	235,740
Stanford Health Care
3.31%, 08/15/30 (a)	150,000	163,008
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	200,000	198,418
Stryker Corp.
3.65%, 03/07/28 (a)	275,000	304,232
1.95%, 06/15/30 (a)	150,000	145,125
Sutter Health
2.29%, 08/15/30 (a)	200,000	197,148
Sysco Corp.
3.30%, 07/15/26 (a)	25,000	26,941
3.25%, 07/15/27 (a)	350,000	377,072
2.40%, 02/15/30 (a)	90,000	89,520
5.95%, 04/01/30 (a)	275,000	344,113
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	400,000	472,836
2.05%, 03/31/30 (a)	600,000	578,202
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 (a)	350,000	374,587
3.20%, 08/15/27 (a)	300,000	324,450
2.60%, 10/01/29 (a)	50,000	51,360
4.50%, 03/25/30 (a)	125,000	146,065
Toledo Hospital
5.33%, 11/15/28	50,000	57,864
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	500,000	544,765
4.35%, 03/01/29 (a)	125,000	142,444
Unilever Capital Corp.
2.00%, 07/28/26	250,000	258,912
2.90%, 05/05/27 (a)	200,000	215,582
3.50%, 03/22/28 (a)	100,000	110,761
2.13%, 09/06/29 (a)	100,000	100,179
1.38%, 09/14/30 (a)	200,000	187,940
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	175,000	169,321
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	441,060
Viatris, Inc.
2.30%, 06/22/27 (a)(c)	175,000	176,754
2.70%, 06/22/30 (a)(c)	300,000	296,652
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	104,502
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30 (a)	200,000	214,282
Zoetis, Inc.
3.00%, 09/12/27 (a)	125,000	133,631
3.90%, 08/20/28 (a)	275,000	306,075
		57,636,989
Energy 6.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	400,000	428,424
3.14%, 11/07/29 (a)	50,000	52,442
4.49%, 05/01/30 (a)	50,000	57,233
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	325,000	360,487
4.80%, 05/03/29 (a)	50,000	55,615
BP Capital Markets America, Inc.
3.12%, 05/04/26 (a)	125,000	134,535
3.02%, 01/16/27 (a)	200,000	213,894
3.54%, 04/06/27 (a)	200,000	219,310
3.59%, 04/14/27 (a)	192,000	210,804
3.94%, 09/21/28 (a)	200,000	222,788
4.23%, 11/06/28 (a)	200,000	227,122
3.63%, 04/06/30 (a)	300,000	329,127
1.75%, 08/10/30 (a)	200,000	189,232
BP Capital Markets PLC
3.28%, 09/19/27 (a)	493,000	533,470
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	270,877
2.95%, 07/15/30 (a)	125,000	125,135
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	100,000	108,257
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	600,000	688,374
3.70%, 11/15/29 (a)	125,000	132,244
Chevron Corp.
2.95%, 05/16/26 (a)	325,000	349,157
2.00%, 05/11/27 (a)	150,000	153,734
2.24%, 05/11/30 (a)	425,000	423,916
Chevron USA, Inc.
1.02%, 08/12/27 (a)	200,000	192,568
3.85%, 01/15/28 (a)	200,000	223,126
3.25%, 10/15/29 (a)	75,000	80,848
Cimarex Energy Co.
3.90%, 05/15/27 (a)	115,000	125,258
4.38%, 03/15/29 (a)	45,000	49,890

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ConocoPhillips Co.
3.75%, 10/01/27 (a)	450,000	497,277
4.30%, 08/15/28 (a)(c)	175,000	198,413
6.95%, 04/15/29	200,000	266,696
2.40%, 02/15/31 (a)(c)	100,000	98,627
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	158,137
3.50%, 12/01/29 (a)	225,000	234,142
3.13%, 03/24/31 (a)	100,000	99,951
Eastern Energy Gas Holdings LLC
3.00%, 11/15/29 (a)	25,000	26,044
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	275,000	297,836
4.95%, 05/15/28 (a)	100,000	110,795
4.15%, 09/15/29 (a)	60,000	62,405
Enbridge, Inc.
4.25%, 12/01/26 (a)	70,000	78,274
3.70%, 07/15/27 (a)	150,000	163,360
3.13%, 11/15/29 (a)	250,000	260,572
Energy Transfer Operating LP
4.20%, 04/15/27 (a)	115,000	125,586
5.50%, 06/01/27 (a)	250,000	288,725
4.95%, 06/15/28 (a)	175,000	196,122
5.25%, 04/15/29 (a)	175,000	199,741
3.75%, 05/15/30 (a)	500,000	516,235
Eni USA, Inc.
7.30%, 11/15/27	50,000	65,449
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	100,000	111,777
4.15%, 10/16/28 (a)	175,000	198,037
3.13%, 07/31/29 (a)	185,000	195,617
2.80%, 01/31/30 (a)	275,000	284,196
5.25%, 08/16/77 (a)(b)	225,000	226,744
5.38%, 02/15/78 (a)(b)	50,000	50,014
EOG Resources, Inc.
4.38%, 04/15/30 (a)	150,000	172,797
Exxon Mobil Corp.
2.28%, 08/16/26 (a)	200,000	208,426
3.29%, 03/19/27 (a)	50,000	54,983
2.44%, 08/16/29 (a)	325,000	331,302
3.48%, 03/19/30 (a)	300,000	326,400
2.61%, 10/15/30 (a)	575,000	586,046
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	199,886
Hess Corp.
4.30%, 04/01/27 (a)	150,000	163,702
7.88%, 10/01/29	130,000	169,581
HollyFrontier Corp.
5.88%, 04/01/26 (a)	130,000	147,468
4.50%, 10/01/30 (a)	200,000	206,500
Husky Energy, Inc.
4.40%, 04/15/29 (a)	200,000	214,104
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	150,000	168,003
2.00%, 02/15/31 (a)	300,000	279,075
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	125,000	130,965
Marathon Oil Corp.
4.40%, 07/15/27 (a)	225,000	247,882
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	50,000	58,324
3.80%, 04/01/28 (a)	50,000	54,208
MPLX LP
4.13%, 03/01/27 (a)	200,000	222,566
4.25%, 12/01/27 (a)	475,000	534,370
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/15/28 (a)	225,000	248,652
4.80%, 02/15/29 (a)	125,000	143,280
2.65%, 08/15/30 (a)	150,000	147,254
National Fuel Gas Co.
3.95%, 09/15/27 (a)	200,000	213,286
4.75%, 09/01/28 (a)	75,000	82,880
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	110,000	110,821
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	340,000	380,824
ONEOK, Inc.
4.00%, 07/13/27 (a)	100,000	108,598
4.55%, 07/15/28 (a)	125,000	138,495
4.35%, 03/15/29 (a)	50,000	54,565
3.40%, 09/01/29 (a)	350,000	359,919
3.10%, 03/15/30 (a)	200,000	201,566
6.35%, 01/15/31 (a)	30,000	37,672
Phillips 66
3.90%, 03/15/28 (a)	175,000	193,189
2.15%, 12/15/30 (a)	175,000	166,071
Phillips 66 Partners LP
3.55%, 10/01/26 (a)	50,000	53,615
3.75%, 03/01/28 (a)	75,000	80,438
3.15%, 12/15/29 (a)	175,000	178,348
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	50,000	46,505
2.15%, 01/15/31 (a)	400,000	378,072
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	25,000	27,487
3.55%, 12/15/29 (a)	300,000	300,999
3.80%, 09/15/30 (a)	150,000	153,036
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	125,000	146,720
5.00%, 03/15/27 (a)	395,000	450,569
4.20%, 03/15/28 (a)	195,000	214,523
4.50%, 05/15/30 (a)	350,000	393,256
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	225,000	226,717
Shell International Finance BV
2.88%, 05/10/26	500,000	534,700
2.50%, 09/12/26	247,000	259,869
3.88%, 11/13/28 (a)	400,000	447,344
2.38%, 11/07/29 (a)	265,000	267,107
2.75%, 04/06/30 (a)	150,000	155,147
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	250,000	269,452
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (a)	50,000	53,777
4.00%, 10/01/27 (a)	125,000	134,526
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	54,380
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	62,941
7.00%, 10/15/28	50,000	63,531
Total Capital International S.A.
3.46%, 02/19/29 (a)	325,000	354,552
2.83%, 01/10/30 (a)	260,000	270,743
Total Capital S.A.
3.88%, 10/11/28	50,000	56,379
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	300,000	338,274
4.10%, 04/15/30 (a)	400,000	447,552
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	111,402
3.25%, 05/15/30 (a)	50,000	52,610

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Valero Energy Corp.
3.40%, 09/15/26 (a)	210,000	224,650
2.15%, 09/15/27 (a)	400,000	392,968
4.35%, 06/01/28 (a)	150,000	165,943
4.00%, 04/01/29 (a)	150,000	162,901
Valero Energy Partners LP
4.50%, 03/15/28 (a)	200,000	222,088
Williams Cos., Inc.
3.75%, 06/15/27 (a)	150,000	163,999
3.50%, 11/15/30 (a)	400,000	424,768
2.60%, 03/15/31 (a)	100,000	97,893
WPX Energy, Inc.
5.75%, 06/01/26 (a)	200,000	209,614
5.88%, 06/15/28 (a)	129,000	142,415
4.50%, 01/15/30 (a)	130,000	140,221
		27,164,330
Industrial Other 0.2%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	100,000	111,099
Emory University
2.14%, 09/01/30 (a)	150,000	148,875
Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	99,959
Quanta Services, Inc.
2.90%, 10/01/30 (a)	50,000	50,804
Steelcase, Inc.
5.13%, 01/18/29 (a)	150,000	175,464
Yale University
1.48%, 04/15/30 (a)	200,000	191,682
		777,883
Technology 10.6%
Adobe, Inc.
2.15%, 02/01/27 (a)	225,000	232,508
2.30%, 02/01/30 (a)	225,000	228,089
Alphabet, Inc.
2.00%, 08/15/26 (a)	125,000	130,154
0.80%, 08/15/27 (a)	350,000	336,108
1.10%, 08/15/30 (a)	500,000	460,290
Amdocs Ltd.
2.54%, 06/15/30 (a)	50,000	49,109
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	109,638
Apple Inc.
2.45%, 08/04/26 (a)	300,000	316,497
2.05%, 09/11/26 (a)	400,000	413,828
3.35%, 02/09/27 (a)	650,000	714,909
3.20%, 05/11/27 (a)	200,000	218,404
3.00%, 06/20/27 (a)	200,000	217,260
2.90%, 09/12/27 (a)	650,000	700,511
3.00%, 11/13/27 (a)	225,000	244,019
1.20%, 02/08/28 (a)	100,000	96,372
2.20%, 09/11/29 (a)	625,000	632,112
1.65%, 05/11/30 (a)	700,000	671,783
1.25%, 08/20/30 (a)	350,000	323,967
1.65%, 02/08/31 (a)	200,000	191,116
Applied Materials, Inc.
3.30%, 04/01/27 (a)	425,000	464,597
1.75%, 06/01/30 (a)	100,000	96,210
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	81,446
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Autodesk, Inc.
3.50%, 06/15/27 (a)	200,000	219,482
2.85%, 01/15/30 (a)	110,000	113,357
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	225,000	206,224
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	55,397
Baidu, Inc.
1.72%, 04/09/26 (a)	250,000	249,273
2.38%, 10/09/30 (a)	200,000	193,496
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	975,000	1,058,499
3.50%, 01/15/28 (a)	250,000	265,790
Broadcom, Inc.
4.25%, 04/15/26 (a)	375,000	416,846
3.46%, 09/15/26 (a)	400,000	429,696
1.95%, 02/15/28 (a)(c)	450,000	437,683
4.11%, 09/15/28 (a)	450,000	491,638
4.75%, 04/15/29 (a)	610,000	686,152
5.00%, 04/15/30 (a)	500,000	570,125
4.15%, 11/15/30 (a)	600,000	648,066
2.45%, 02/15/31 (a)(c)	300,000	283,635
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	108,627
2.90%, 12/01/29 (a)	150,000	154,013
CA, Inc.
4.70%, 03/15/27 (a)	125,000	139,849
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	325,000	347,724
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	113,781
3.30%, 03/01/30 (a)	225,000	231,640
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(c)	900,000	1,065,456
4.90%, 10/01/26 (a)(c)	575,000	654,183
6.10%, 07/15/27 (a)(c)	50,000	60,166
5.30%, 10/01/29 (a)(c)	330,000	386,298
6.20%, 07/15/30 (a)(c)	100,000	124,553
DXC Technology Co.
4.75%, 04/15/27 (a)	100,000	111,864
Equifax, Inc.
3.10%, 05/15/30 (a)	250,000	259,573
Equinix, Inc.
2.90%, 11/18/26 (a)	225,000	237,636
5.38%, 05/15/27 (a)	200,000	215,022
1.80%, 07/15/27 (a)	200,000	196,684
1.55%, 03/15/28 (a)	200,000	191,558
3.20%, 11/18/29 (a)	50,000	51,854
2.15%, 07/15/30 (a)	400,000	380,584
Fidelity National Information Services, Inc.
3.00%, 08/15/26 (a)	250,000	273,730
3.75%, 05/21/29 (a)	275,000	304,312
2.25%, 03/01/31 (a)	100,000	98,356
Fiserv, Inc.
3.20%, 07/01/26 (a)	500,000	539,595
2.25%, 06/01/27 (a)	350,000	358,200
4.20%, 10/01/28 (a)	250,000	282,025
3.50%, 07/01/29 (a)	375,000	404,936
2.65%, 06/01/30 (a)	225,000	227,493
Flex Ltd.
4.88%, 06/15/29 (a)	75,000	84,659
4.88%, 05/12/30 (a)	200,000	227,262
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	200,000	196,164

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Global Payments, Inc.
4.45%, 06/01/28 (a)	50,000	57,137
3.20%, 08/15/29 (a)	380,000	400,676
2.90%, 05/15/30 (a)	300,000	306,543
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	100,000	100,091
HP, Inc.
3.00%, 06/17/27 (a)	50,000	52,982
3.40%, 06/17/30 (a)	200,000	210,086
Intel Corp.
2.60%, 05/19/26 (a)	150,000	159,461
3.75%, 03/25/27 (a)	175,000	195,969
3.15%, 05/11/27 (a)	400,000	435,336
2.45%, 11/15/29 (a)	100,000	102,504
3.90%, 03/25/30 (a)	275,000	312,136
International Business Machines Corp.
3.30%, 05/15/26	450,000	490,239
3.30%, 01/27/27	300,000	326,880
1.70%, 05/15/27 (a)	250,000	250,000
6.22%, 08/01/27	150,000	190,548
3.50%, 05/15/29	800,000	870,808
1.95%, 05/15/30 (a)	200,000	194,388
Intuit, Inc.
1.35%, 07/15/27 (a)	300,000	294,699
Jabil, Inc.
3.95%, 01/12/28 (a)	50,000	55,874
3.60%, 01/15/30 (a)	85,000	89,431
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	54,072
2.00%, 12/10/30 (a)	175,000	161,306
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	143,205
3.00%, 10/30/29 (a)	125,000	130,005
KLA Corp.
4.10%, 03/15/29 (a)	175,000	197,239
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	170,265
1.90%, 06/15/30 (a)	175,000	170,151
Leidos, Inc.
4.38%, 05/15/30 (a)(c)	350,000	388,983
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	50,000	57,355
Mastercard, Inc.
2.95%, 11/21/26 (a)	275,000	296,854
3.30%, 03/26/27 (a)	150,000	165,099
3.50%, 02/26/28 (a)	50,000	55,299
2.95%, 06/01/29 (a)	175,000	187,901
3.35%, 03/26/30 (a)	300,000	330,369
1.90%, 03/15/31 (a)	100,000	98,358
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	40,000	43,868
Micron Technology, Inc.
4.19%, 02/15/27 (a)	126,000	140,025
5.33%, 02/06/29 (a)	250,000	293,940
4.66%, 02/15/30 (a)	100,000	114,101
Microsoft Corp.
2.40%, 08/08/26 (a)	870,000	919,790
3.30%, 02/06/27 (a)	625,000	689,519
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	400,000	456,496
4.60%, 05/23/29 (a)	25,000	28,394
NetApp, Inc.
2.38%, 06/22/27 (a)	200,000	204,072
2.70%, 06/22/30 (a)	75,000	74,742
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NVIDIA Corp.
3.20%, 09/16/26 (a)	425,000	463,926
2.85%, 04/01/30 (a)	200,000	210,374
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)(c)	200,000	239,682
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(c)	75,000	82,550
4.30%, 06/18/29 (a)(c)	375,000	420,330
3.40%, 05/01/30 (a)(c)	200,000	211,224
Oracle Corp.
2.65%, 07/15/26 (a)	600,000	630,330
2.80%, 04/01/27 (a)	500,000	526,795
3.25%, 11/15/27 (a)	300,000	322,320
2.30%, 03/25/28 (a)	350,000	354,322
2.95%, 04/01/30 (a)	675,000	696,404
2.88%, 03/25/31 (a)	700,000	712,950
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	100,000	105,868
2.85%, 10/01/29 (a)	225,000	234,639
2.30%, 06/01/30 (a)	425,000	422,310
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	535,000	584,343
1.30%, 05/20/28 (a)	50,000	47,883
2.15%, 05/20/30 (a)	150,000	149,001
salesforce.com, Inc.
3.70%, 04/11/28 (a)	100,000	111,838
ServiceNow, Inc.
1.40%, 09/01/30 (a)	350,000	316,669
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	186,232
Texas Instruments, Inc.
1.75%, 05/04/30 (a)	400,000	385,096
Trimble, Inc.
4.90%, 06/15/28 (a)	150,000	173,232
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	200,000	215,780
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	250,000	277,802
Visa, Inc.
1.90%, 04/15/27 (a)	375,000	384,611
0.75%, 08/15/27 (a)	50,000	48,054
2.75%, 09/15/27 (a)	200,000	213,966
2.05%, 04/15/30 (a)	350,000	349,296
1.10%, 02/15/31 (a)	100,000	91,174
VMware, Inc.
4.65%, 05/15/27 (a)	100,000	113,403
3.90%, 08/21/27 (a)	175,000	191,919
4.70%, 05/15/30 (a)	225,000	258,894
Xilinx, Inc.
2.38%, 06/01/30 (a)	100,000	97,888
		41,780,384
Transportation 1.9%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	171,713	174,474
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	39,281	40,164
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	182,138	183,065
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	41,093	41,538
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	80,500	82,157

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	41,000	44,524
Canadian National Railway Co.
6.90%, 07/15/28	35,000	45,934
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	50,000	55,880
2.05%, 03/05/30 (a)	150,000	145,258
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	55,000	61,950
CSX Corp.
2.60%, 11/01/26 (a)	200,000	211,558
3.25%, 06/01/27 (a)	200,000	217,360
3.80%, 03/01/28 (a)	100,000	110,705
4.25%, 03/15/29 (a)	150,000	170,733
2.40%, 02/15/30 (a)	100,000	101,024
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	97,010	97,290
FedEx Corp.
3.25%, 04/01/26 (a)	75,000	81,107
3.30%, 03/15/27 (a)	50,000	54,339
3.40%, 02/15/28 (a)	75,000	81,723
4.20%, 10/17/28 (a)	75,000	85,437
3.10%, 08/05/29 (a)	170,000	178,956
4.25%, 05/15/30 (a)	250,000	284,690
Kansas City Southern
2.88%, 11/15/29 (a)	125,000	128,901
Kirby Corp.
4.20%, 03/01/28 (a)	30,000	32,676
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	100,000	108,251
3.80%, 08/01/28 (a)	250,000	278,525
2.55%, 11/01/29 (a)	125,000	127,620
Ryder System, Inc.
2.90%, 12/01/26 (a)	150,000	159,577
Southwest Airlines Co.
3.00%, 11/15/26 (a)	175,000	185,136
5.13%, 06/15/27 (a)	450,000	518,341
3.45%, 11/16/27 (a)	25,000	26,490
2.63%, 02/10/30 (a)	110,000	108,435
Spirit Airlines Pass Through Trust 2015-1A
4.10%, 04/01/28	35,405	35,601
Union Pacific Corp.
2.15%, 02/05/27 (a)	75,000	77,266
3.95%, 09/10/28 (a)	500,000	562,480
6.63%, 02/01/29	50,000	65,452
3.70%, 03/01/29 (a)	250,000	276,427
2.40%, 02/05/30 (a)	75,000	75,393
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	121,912	126,279
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	127,733	133,236
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	142,681	146,587
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	84,141	85,420
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	220,865	226,650
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	487,912	540,431
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	175,000	185,220
3.05%, 11/15/27 (a)	225,000	245,491
3.40%, 03/15/29 (a)	225,000	245,779
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 09/01/29 (a)	75,000	76,690
4.45%, 04/01/30 (a)	150,000	176,041
		7,504,261
		230,538,149

Utility 6.7%
Electric 5.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	110,685
2.10%, 07/01/30 (a)	75,000	72,422
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	35,000	37,840
AES Corp.
2.45%, 01/15/31 (a)(c)	150,000	143,226
Alabama Power Co.
1.45%, 09/15/30 (a)	50,000	46,161
Ameren Corp.
3.50%, 01/15/31 (a)	100,000	106,355
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	38,763
1.55%, 11/15/30 (a)	150,000	140,122
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	161,746
4.30%, 12/01/28 (a)	125,000	140,871
2.30%, 03/01/30 (a)	50,000	48,805
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	80,786
Arizona Public Service Co.
2.95%, 09/15/27 (a)	50,000	53,904
2.60%, 08/15/29 (a)	100,000	102,919
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	55,092
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	300,000	324,795
3.70%, 07/15/30 (a)	100,000	111,022
Black Hills Corp.
3.05%, 10/15/29 (a)	25,000	25,878
2.50%, 06/15/30 (a)	300,000	295,302
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	225,000	236,457
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	105,000	108,091
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	175,000	190,561
CMS Energy Corp.
3.00%, 05/15/26 (a)	50,000	53,149
3.45%, 08/15/27 (a)	25,000	27,476
4.75%, 06/01/50 (a)(b)	100,000	108,745
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	110,000	116,368
2.95%, 08/15/27 (a)	100,000	107,351
3.70%, 08/15/28 (a)	25,000	27,974
2.20%, 03/01/30 (a)	285,000	283,755
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	50,000	54,409
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	269,000	290,055
3.80%, 05/15/28 (a)	25,000	27,664
4.00%, 12/01/28 (a)	33,000	37,022
3.35%, 04/01/30 (a)	50,000	53,706

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dominion Energy, Inc.
2.85%, 08/15/26 (a)	150,000	159,262
3.60%, 03/15/27 (a)	250,000	277,127
4.25%, 06/01/28 (a)	35,000	39,725
3.38%, 04/01/30 (a)	200,000	213,196
DTE Electric Co.
1.90%, 04/01/28 (a)	200,000	199,808
2.63%, 03/01/31 (a)	100,000	102,713
DTE Energy Co.
2.85%, 10/01/26 (a)	75,000	79,657
3.80%, 03/15/27 (a)	200,000	220,866
3.40%, 06/15/29 (a)	50,000	53,415
2.95%, 03/01/30 (a)	50,000	51,289
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	200,000	215,986
3.95%, 11/15/28 (a)	50,000	56,404
6.00%, 12/01/28	50,000	63,025
2.45%, 08/15/29 (a)	175,000	177,553
2.45%, 02/01/30 (a)	50,000	50,397
Duke Energy Corp.
2.65%, 09/01/26 (a)	225,000	236,167
3.15%, 08/15/27 (a)	200,000	213,814
3.40%, 06/15/29 (a)	210,000	225,256
2.45%, 06/01/30 (a)	25,000	24,744
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	100,000	108,201
3.80%, 07/15/28 (a)	325,000	360,929
2.50%, 12/01/29 (a)	100,000	102,098
1.75%, 06/15/30 (a)	100,000	94,925
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	175,000	170,432
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	83,232
3.45%, 03/15/29 (a)	100,000	108,911
Edison International
5.75%, 06/15/27 (a)	50,000	58,434
4.13%, 03/15/28 (a)	100,000	107,828
Emera US Finance LP
3.55%, 06/15/26 (a)	175,000	190,204
Enel Americas S.A.
4.00%, 10/25/26 (a)	125,000	136,574
Enel Chile S.A.
4.88%, 06/12/28 (a)	195,000	226,161
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	75,000	82,147
Entergy Corp.
2.95%, 09/01/26 (a)	275,000	293,370
1.90%, 06/15/28 (a)	200,000	195,346
2.80%, 06/15/30 (a)	150,000	151,500
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	104,355
3.12%, 09/01/27 (a)	115,000	124,604
1.60%, 12/15/30 (a)	150,000	140,463
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	52,235
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	83,305
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	300,000	296,703
Evergy, Inc.
2.90%, 09/15/29 (a)	75,000	76,719
Eversource Energy
1.65%, 08/15/30 (a)	100,000	92,871
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Exelon Corp.
3.40%, 04/15/26 (a)	275,000	298,224
4.05%, 04/15/30 (a)	200,000	222,532
Fortis, Inc.
3.06%, 10/04/26 (a)	150,000	159,916
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	80,666
2.65%, 09/15/29 (a)	45,000	45,974
Gulf Power Co.
3.30%, 05/30/27 (a)	75,000	81,404
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	250,000	276,637
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	56,366
3.60%, 04/01/29 (a)	100,000	109,271
2.30%, 06/01/30 (a)	200,000	197,690
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)(c)	100,000	109,511
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	80,904
3.35%, 11/15/27 (a)	230,000	249,456
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	108,685
3.65%, 04/15/29 (a)	75,000	83,360
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	55,414
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (a)	100,000	106,833
3.40%, 02/07/28 (a)	50,000	53,963
3.90%, 11/01/28 (a)	430,000	480,770
3.70%, 03/15/29 (a)	50,000	54,741
2.40%, 03/15/30 (a)	25,000	24,930
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	110,719
2.40%, 05/01/30 (a)	25,000	25,002
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26 (a)	150,000	161,992
3.55%, 05/01/27 (a)	150,000	164,892
3.50%, 04/01/29 (a)	175,000	189,156
2.75%, 11/01/29 (a)	250,000	256,812
2.25%, 06/01/30 (a)	450,000	442,719
4.80%, 12/01/77 (a)(b)	50,000	54,149
5.65%, 05/01/79 (a)(b)	50,000	57,197
NSTAR Electric Co.
3.20%, 05/15/27 (a)	450,000	488,020
3.25%, 05/15/29 (a)	100,000	107,739
3.95%, 04/01/30 (a)	25,000	28,290
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	101,886
1.63%, 01/15/31 (a)	50,000	46,781
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	25,000	27,594
3.30%, 03/15/30 (a)	130,000	139,426
3.25%, 04/01/30 (a)	175,000	187,119
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	139,165
2.75%, 05/15/30 (a)	150,000	156,706
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	50,000	48,968
3.30%, 12/01/27 (a)	650,000	679,087
3.75%, 07/01/28	28,000	29,689
4.55%, 07/01/30 (a)	550,000	597,311
2.50%, 02/01/31 (a)	450,000	424,876

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PacifiCorp
3.50%, 06/15/29 (a)	150,000	163,503
2.70%, 09/15/30 (a)	100,000	102,474
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	75,000	80,153
4.13%, 04/15/30 (a)	200,000	225,536
Progress Energy, Inc.
7.75%, 03/01/31	100,000	140,373
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	25,000	27,675
1.90%, 01/15/31 (a)	175,000	169,053
Public Service Electric and Gas Co.
2.25%, 09/15/26 (a)	250,000	261,342
3.00%, 05/15/27 (a)	50,000	53,728
3.65%, 09/01/28 (a)	50,000	55,392
3.20%, 05/15/29 (a)	150,000	161,059
2.45%, 01/15/30 (a)	120,000	121,764
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	50,000	46,163
Puget Energy, Inc.
4.10%, 06/15/30 (a)	200,000	218,104
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	100,000	104,668
1.70%, 10/01/30 (a)	100,000	94,225
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	106,018
Southern California Edison Co.
3.65%, 03/01/28 (a)	100,000	108,987
4.20%, 03/01/29 (a)	100,000	111,560
6.65%, 04/01/29	100,000	122,729
2.85%, 08/01/29 (a)	50,000	51,128
2.25%, 06/01/30 (a)	200,000	193,880
Southern Co.
3.25%, 07/01/26 (a)	450,000	482,260
3.70%, 04/30/30 (a)	300,000	324,474
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	100,000	105,389
4.10%, 09/15/28 (a)	25,000	27,817
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	46,410
Union Electric Co.
3.50%, 03/15/29 (a)	125,000	136,414
2.95%, 03/15/30 (a)	300,000	314,613
Virginia Electric and Power Co.
2.95%, 11/15/26 (a)	150,000	160,527
3.50%, 03/15/27 (a)	100,000	109,810
3.80%, 04/01/28 (a)	150,000	166,360
2.88%, 07/15/29 (a)	100,000	105,337
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	96,550
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	50,000	53,111
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	50,000	54,403
4.00%, 06/15/28 (a)	200,000	222,944
3.40%, 06/01/30 (a)	150,000	161,343
		22,811,246
Natural Gas 0.7%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	106,815
2.63%, 09/15/29 (a)	50,000	51,222
1.50%, 01/15/31 (a)	100,000	91,654
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	110,146
1.75%, 10/01/30 (a)	75,000	69,234
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	244,615
2.95%, 09/01/29 (a)	300,000	310,158
3.60%, 05/01/30 (a)	200,000	216,998
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	47,630
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	210,000	227,419
Sempra Energy
3.25%, 06/15/27 (a)	250,000	268,330
3.40%, 02/01/28 (a)	175,000	188,092
Southern California Gas Co.
2.60%, 06/15/26 (a)	75,000	79,087
2.55%, 02/01/30 (a)	50,000	50,573
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	35,000	37,882
1.75%, 01/15/31 (a)	200,000	186,150
Southwest Gas Corp.
2.20%, 06/15/30 (a)	175,000	170,961
		2,456,966
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	160,000	170,658
3.75%, 09/01/28 (a)	100,000	111,504
3.45%, 06/01/29 (a)	100,000	109,173
2.80%, 05/01/30 (a)	200,000	206,794
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	200,000	215,686
2.70%, 04/15/30 (a)	50,000	50,595
		864,410
		26,132,622
Total Corporates
(Cost $395,875,135)		389,242,216
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04% (g)	1,519,422	1,519,422
Total Other Investment Company
(Cost $1,519,422)		1,519,422

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Contract Value ($)	Unrealized Net Unrealized Depreciation ($)
Futures Contracts
Long
10 Year US Treasury Note (CBOT), expires 06/21/21	6	785,625	(665)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,582,199 or 2.9% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

CBOT –	Chicago Board of Trade
REIT –	Real Estate Investment Trust

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended March 31, 2021:
	Value at 12/31/20	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 3/31/21	Face amount at 3/31/21	Interest Income Earned
TD Ameritrade Holding Corp., 3.30%, 04/01/27	$56,451	$139,283	($27,290)	($584)	($4,669)	$163,191	150,000	$809
TD Ameritrade Holding Corp., 2.75%, 10/01/29	27,605	20	—	—	(1,616)	26,009	25,000	172
The Charles Schwab Corp., 0.90%, 03/11/26	—	352,667	(346,137)	(6,530)	—	—	—	623
The Charles Schwab Corp., 3.20%, 03/02/27	56,330	224,155	(136,626)	(3,784)	(3,855)	136,220	125,000	1,462
The Charles Schwab Corp., 3.20%, 01/25/28	—	81,486	—	—	(254)	81,232	75,000	47
The Charles Schwab Corp., 4.00%, 02/01/29	—	58,996	—	—	(2,500)	56,496	50,000	400
The Charles Schwab Corp., 3.25%, 05/22/29	34,449	(61)	—	—	(2,015)	32,373	30,000	244
The Charles Schwab Corp., 4.63%, 03/22/30	189,661	(566)	(59,427)	(2,447)	(8,724)	118,497	100,000	1,722
Total	$364,496	$855,980	($569,480)	($13,345)	($23,633)	$614,018		$5,479
* Amount includes amortization of premiums and/or accretion of discounts.

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$389,242,216	$—	$389,242,216
Other Investment Company[1]	1,519,422	—	—	1,519,422
Liabilities
Futures Contracts[2]	(665)	—	—	(665)
Total	$1,518,757	$389,242,216	$—	$390,760,973
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR21